SEPARATE ACCOUNT NO. 70

FSA-1

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Equitable Financial Life Insurance Company and the Contractowners of Separate Account No. 70

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the variable investment options of Separate Account No. 70 indicated in the table below as of December 31, 2024, and the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the variable investment options of Separate Account No. 70 as of December 31, 2024, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

1290 VT CONVERTIBLE SECURITIES(1)	EQ/LARGE CAP GROWTH INDEX(1)
1290 VT DOUBLELINE OPPORTUNISTIC BOND(1)	EQ/LARGE CAP GROWTH MANAGED VOLATILITY(1)
1290 VT EQUITY INCOME(1)	EQ/LARGE CAP VALUE INDEX(1)
1290 VT GAMCO MERGERS & ACQUISITIONS(1)	EQ/LARGE CAP VALUE MANAGED VOLATILITY(1)
1290 VT GAMCO SMALL COMPANY VALUE(1)	EQ/LAZARD EMERGING MARKETS EQUITY(1)
1290 VT HIGH YIELD BOND(1)	EQ/LONG-TERM BOND(2)
1290 VT MICRO CAP(1)	EQ/LOOMIS SAYLES GROWTH(1)
1290 VT MODERATE GROWTH ALLOCATION(1)	EQ/MFS INTERNATIONAL GROWTH(1)
1290 VT MULTI-ALTERNATIVE STRATEGIES(1)	EQ/MFS INTERNATIONAL INTRINSIC VALUE(1)
1290 VT NATURAL RESOURCES(1)	EQ/MFS MID CAP FOCUSED GROWTH(1)
1290 VT REAL ESTATE(1)	EQ/MFS TECHNOLOGY(1)
1290 VT SMALL CAP VALUE(1)	EQ/MFS UTILITIES SERIES(1)
1290 VT SMARTBETA EQUITY ESG(1)	EQ/MID CAP INDEX(1)
1290 VT SOCIALLY RESPONSIBLE(1)	EQ/MID CAP VALUE MANAGED VOLATILITY(1)
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO(1)	EQ/MODERATE ALLOCATION(1)
AB VPS DISCOVERY VALUE PORTFOLIO(1)	EQ/MODERATE GROWTH STRATEGY(1)
AB VPS RELATIVE VALUE PORTFOLIO(1)	EQ/MODERATE-PLUS ALLOCATION(1)
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO(1)	EQ/MONEY MARKET(1)
ALPS GLOBAL OPPORTUNITY PORTFOLIO(1)	EQ/MORGAN STANLEY SMALL CAP GROWTH(1)
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND(1)	EQ/PIMCO GLOBAL REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND(1)	EQ/PIMCO REAL RETURN(1)
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND(1)	EQ/PIMCO TOTAL RETURN ESG(1)
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND(1)	EQ/PIMCO ULTRA SHORT BOND(1)
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND(1)	EQ/QUALITY BOND PLUS(1)
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND(1)	EQ/SMALL COMPANY INDEX(1)
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®(1)	EQ/T. ROWE PRICE HEALTH SCIENCES(1)
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®(1)	EQ/ULTRA CONSERVATIVE STRATEGY(1)
BLACKROCK GLOBAL ALLOCATION V.I. FUND(1)	EQ/VALUE EQUITY(1)
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND(1)	EQ/WELLINGTON ENERGY(1)
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO(1)	EQUITABLE CONSERVATIVE GROWTH MF/ETF(1)
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO(1)	EQUITABLE GROWTH MF/ETF(1)
EATON VANCE VT FLOATING-RATE INCOME FUND(1)	EQUITABLE MODERATE GROWTH MF/ETF(1)
EQ/400 MANAGED VOLATILITY(1)	FEDERATED HERMES HIGH INCOME BOND FUND II(1)
EQ/500 MANAGED VOLATILITY(1)	FEDERATED HERMES KAUFMANN FUND II(1)
EQ/2000 MANAGED VOLATILITY(1)	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO(1)
EQ/AB DYNAMIC AGGRESSIVE GROWTH(1)	FIDELITY® VIP FREEDOM 2015 PORTFOLIO(1)
EQ/AB DYNAMIC GROWTH(1)	FIDELITY® VIP FREEDOM 2020 PORTFOLIO(1)
EQ/AB DYNAMIC MODERATE GROWTH(1)	FIDELITY® VIP FREEDOM 2025 PORTFOLIO(1)

FSA-2

EQ/AB SHORT DURATION GOVERNMENT BOND(1)	FIDELITY® VIP FREEDOM 2030 PORTFOLIO(1)
EQ/AB SMALL CAP GROWTH(1)	FIDELITY® VIP MID CAP PORTFOLIO(1)
EQ/AB SUSTAINABLE U.S. THEMATIC(1)	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO(1)
EQ/AGGRESSIVE ALLOCATION(1)	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO(1)
EQ/AGGRESSIVE GROWTH STRATEGY(1)	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO(1)
EQ/ALL ASSET GROWTH ALLOCATION(1)	FRANKLIN ALLOCATION VIP FUND(1)
EQ/AMERICAN CENTURY MID CAP VALUE(1)	FRANKLIN INCOME VIP FUND(1)
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION(1)	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND(1)
EQ/BALANCED STRATEGY(1)	HARTFORD DISCIPLINED EQUITY HLS FUND(1)
EQ/CAPITAL GROUP RESEARCH(1)	INVESCO V.I. BALANCED-RISK ALLOCATION FUND(1)
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG(1)	INVESCO V.I. DIVERSIFIED DIVIDEND FUND(1)
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY(1)	INVESCO V.I. EQUITY AND INCOME FUND(1)
EQ/COMMON STOCK INDEX(1)	INVESCO V.I. HEALTH CARE FUND(1)
EQ/CONSERVATIVE ALLOCATION(1)	INVESCO V.I. HIGH YIELD FUND(1)
EQ/CONSERVATIVE GROWTH STRATEGY(1)	INVESCO V.I. MAIN STREET MID CAP FUND(1)
EQ/CONSERVATIVE STRATEGY(1)	INVESCO V.I. SMALL CAP EQUITY FUND(1)
EQ/CORE BOND INDEX(1)	JANUS HENDERSON BALANCED PORTFOLIO(1)
EQ/CORE PLUS BOND(1)	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO(1)
EQ/EMERGING MARKETS EQUITY PLUS(1)	LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO(1)
EQ/EQUITY 500 INDEX(1)	MACQUARIE VIP ASSET STRATEGY SERIES(1)
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP(1)	MACQUARIE VIP EMERGING MARKETS SERIES(1)
EQ/FRANKLIN MODERATE ALLOCATION(1)	MACQUARIE VIP HIGH INCOME SERIES(1)
EQ/FRANKLIN RISING DIVIDENDS(1)	MFS® INVESTORS TRUST SERIES(1)
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY(1)	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO(1)
EQ/GLOBAL EQUITY MANAGED VOLATILITY(1)	MFS® VALUE SERIES(1)
EQ/GOLDMAN SACHS GROWTH ALLOCATION(1)	MULTIMANAGER AGGRESSIVE EQUITY(1)
EQ/GOLDMAN SACHS MID CAP VALUE(1)	MULTIMANAGER CORE BOND(1)
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION(1)	MULTIMANAGER TECHNOLOGY(1)
EQ/GROWTH STRATEGY(1)	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO(1)
EQ/INTERMEDIATE CORPORATE BOND(2)	PIMCO EMERGING MARKETS BOND PORTFOLIO(1)
EQ/INTERMEDIATE GOVERNMENT BOND(1)	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)(1)
EQ/INTERNATIONAL CORE MANAGED VOLATILITY(1)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO(1)
EQ/INTERNATIONAL EQUITY INDEX(1)	PIMCO INCOME PORTFOLIO(1)
EQ/INTERNATIONAL MANAGED VOLATILITY(1)	PRINCIPAL BLUE CHIP ACCOUNT(1)
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY(1)	PRINCIPAL EQUITY INCOME ACCOUNT(1)
EQ/INVESCO COMSTOCK(1)	PROFUND VP BEAR(1)
EQ/INVESCO GLOBAL(1)	PROFUND VP BIOTECHNOLOGY(1)
EQ/INVESCO GLOBAL REAL ASSETS(1)	PUTNAM VT GLOBAL ASSET ALLOCATION FUND(1)
EQ/INVESCO MODERATE ALLOCATION(1)	PUTNAM VT RESEARCH FUND(1)
EQ/INVESCO MODERATE GROWTH ALLOCATION(1)	T. ROWE PRICE EQUITY INCOME PORTFOLIO(1)
EQ/JANUS ENTERPRISE(1)	TEMPLETON DEVELOPING MARKETS VIP FUND(1)
EQ/JPMORGAN GROWTH ALLOCATION(1)	TEMPLETON GLOBAL BOND VIP FUND(1)
EQ/JPMORGAN GROWTH STOCK(1)	VANECK VIP EMERGING MARKETS BOND FUND(1)
EQ/JPMORGAN VALUE OPPORTUNITIES(1)	VANECK VIP GLOBAL RESOURCES FUND(1)
EQ/LARGE CAP CORE MANAGED VOLATILITY(1)

(1)   Statement of operations for the year ended December 31, 2024 and statement of changes in net assets for the years ended December 31, 2024 and 2023

(2)   Statement of operations for the year ended December 31, 2024, and statement of changes in net assets for the year ended December 31, 2024 and the period November 13, 2023 (commencement of operations) through December 31, 2023. However there were no unit outstanding as of December 31, 2023.

Basis for Opinions

These financial statements are the responsibility of the Equitable Financial Life Insurance Company management. Our responsibility is to express an opinion on the financial statements of each of the variable investment options of Separate Account No. 70 based

FSA-3

on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the variable investment options of Separate Account No. 70 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2024, by correspondence with the transfer agents of the investee mutual funds or the investee mutual funds directly. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

New York, New York

April 10, 2025

We have served as the auditor of one or more of the variable investment options of Separate Account No. 70 since 2012.

FSA-4

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES

DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Assets:
Investments in shares of the Portfolios, at fair value	$21,728,215	$32,918,788	$22,197,965	$12,859,333	$245,808,324	$25,945,240
Receivable for shares of the Portfolios sold	1,188	25,770	—	788	259,129	8,811
Receivable for policy-related transactions	—	—	431	—	—	—

Total assets	21,729,403	32,944,558	22,198,396	12,860,121	246,067,453	25,954,051

Liabilities:
Payable for shares of the Portfolios purchased	—	—	431	—	—	—
Payable for policy-related transactions	1,188	25,660	—	793	259,110	8,767

Total liabilities	1,188	25,660	431	793	259,110	8,767

Net Assets	$21,728,215	$32,918,898	$22,197,965	$12,859,328	$245,808,343	$25,945,284

Net Assets:
Accumulation unit values	$5,464,889	$32,918,335	$22,188,461	$12,817,227	$245,761,116	$25,944,808
Retained by Equitable Financial in Separate Account No. 70	16,263,326	563	9,504	42,101	47,227	476

Total Net Assets	$21,728,215	$32,918,898	$22,197,965	$12,859,328	$245,808,343	$25,945,284

Investments in shares of the Portfolios, at cost	$22,138,848	$34,418,627	$22,368,929	$12,339,165	$230,779,820	$25,762,153

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-5

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Assets:
Investments in shares of the Portfolios, at fair value	$6,656,619	$118,498,057	$2,268,660	$17,399,789	$13,848,389	$20,780,924
Receivable for shares of the Portfolios sold	—	6,668	72	6,682	1,391	1,007
Receivable for policy-related transactions	1,046	35,749	—	—	—	—

Total assets	6,657,665	118,540,474	2,268,732	17,406,471	13,849,780	20,781,931

Liabilities:
Payable for shares of the Portfolios purchased	974	—	—	—	—	—
Payable for policy-related transactions	—	—	28	6,650	1,392	956

Total liabilities	974	—	28	6,650	1,392	956

Net Assets	$6,656,691	$118,540,474	$2,268,704	$17,399,821	$13,848,388	$20,780,975

Net Assets:
Accumulation unit values	$6,656,691	$118,497,887	$2,268,704	$17,399,519	$13,846,610	$20,770,691
Retained by Equitable Financial in Separate Account No. 70	—	42,587	—	302	1,778	10,284

Total Net Assets	$6,656,691	$118,540,474	$2,268,704	$17,399,821	$13,848,388	$20,780,975

Investments in shares of the Portfolios, at cost	$5,592,688	$101,079,018	$2,146,236	$19,102,553	$13,579,725	$19,272,375

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-6

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
Assets:
Investments in shares of the Portfolios, at fair value	$17,492,165	$16,385,157	$2,164,156	$10,364,658	$16,067,074	$7,063,841
Receivable for shares of the Portfolios sold	15,697	827	86	276	8,036	214

Total assets	17,507,862	16,385,984	2,164,242	10,364,934	16,075,110	7,064,055

Liabilities:
Payable for policy-related transactions	15,659	776	86	274	8,026	153

Total liabilities	15,659	776	86	274	8,026	153

Net Assets	$17,492,203	$16,385,208	$2,164,156	$10,364,660	$16,067,084	$7,063,902

Net Assets:
Accumulation unit values	$17,488,841	$16,384,744	$2,162,664	$10,364,545	$16,066,505	$7,062,421
Retained by Equitable Financial in Separate Account No. 70	3,362	464	1,492	115	579	1,481

Total Net Assets	$17,492,203	$16,385,208	$2,164,156	$10,364,660	$16,067,084	$7,063,902

Investments in shares of the Portfolios, at cost	$15,383,320	$12,980,879	$2,062,213	$9,663,953	$14,728,461	$6,641,245

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-7

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	ALPS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND
Assets:
Investments in shares of the Portfolios, at fair value	$4,660,452	$145,701,292	$30,517,038	$17,171,240	$60,487,518	$14,461,296
Receivable for shares of the Portfolios sold	147	18,691	28,813	605	1,168	548

Total assets	4,660,599	145,719,983	30,545,851	17,171,845	60,488,686	14,461,844

Liabilities:
Payable for policy-related transactions	147	18,684	28,813	606	619	487

Total liabilities	147	18,684	28,813	606	619	487

Net Assets	$4,660,452	$145,701,299	$30,517,038	$17,171,239	$60,488,067	$14,461,357

Net Assets:
Accumulation unit values	$4,657,764	$145,700,179	$30,516,417	$17,169,418	$60,487,239	$14,460,783
Retained by Equitable Financial in Separate Account No. 70	2,688	1,120	621	1,821	828	574

Total Net Assets	$4,660,452	$145,701,299	$30,517,038	$17,171,239	$60,488,067	$14,461,357

Investments in shares of the Portfolios, at cost	$3,676,450	$128,781,941	$27,327,641	$16,507,115	$47,540,418	$13,610,390

The accompanying notes are an integral part of these financial statements.

FSA-8

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$3,668,407	$57,535,265	$31,496,522	$90,606,494	$85,713,338	$22,265,509
Receivable for shares of the Portfolios sold	29,922	24,759	37,873	2,555	49,741	816

Total assets	3,698,329	57,560,024	31,534,395	90,609,049	85,763,079	22,266,325

Liabilities:
Payable for policy-related transactions	29,922	24,744	37,873	2,555	49,742	771

Total liabilities	29,922	24,744	37,873	2,555	49,742	771

Net Assets	$3,668,407	$57,535,280	$31,496,522	$90,606,494	$85,713,337	$22,265,554

Net Assets:
Accumulation unit values	$3,647,617	$57,534,496	$31,495,924	$90,602,376	$85,709,022	$22,264,928
Retained by Equitable Financial in Separate Account No. 70	20,790	784	598	4,118	4,315	626

Total Net Assets	$3,668,407	$57,535,280	$31,496,522	$90,606,494	$85,713,337	$22,265,554

Investments in shares of the Portfolios, at cost	$3,406,796	$54,283,769	$33,393,977	$89,330,593	$61,209,028	$19,072,088

The accompanying notes are an integral part of these financial statements.

FSA-9

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$7,358,090	$56,338,809	$39,554,342	$124,673,853	$38,409,868	$460,062,084
Receivable for shares of the Portfolios sold	10,947	67,512	4,551	122,815	2,742	—
Receivable for policy-related transactions	—	—	—	—	—	18,337

Total assets	7,369,037	56,406,321	39,558,893	124,796,668	38,412,610	460,080,421

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	18,023
Payable for policy-related transactions	10,947	68,762	4,551	134,493	2,742	—

Total liabilities	10,947	68,762	4,551	134,493	2,742	18,023

Net Assets	$7,358,090	$56,337,559	$39,554,342	$124,662,175	$38,409,868	$460,062,398

Net Assets:
Accumulation unit values	$7,357,370	$56,328,786	$39,548,955	$124,662,175	$38,402,573	$460,062,068
Retained by Equitable Financial in Separate Account No. 70	720	8,773	5,387	—	7,295	330

Total Net Assets	$7,358,090	$56,337,559	$39,554,342	$124,662,175	$38,409,868	$460,062,398

Investments in shares of the Portfolios, at cost	$6,505,206	$56,344,824	$36,937,137	$114,503,217	$34,725,078	$389,449,623

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-10

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$767,977,717	$1,453,056,569	$23,189,867	$113,377,672	$227,825	$37,306,686
Receivable for shares of the Portfolios sold	—	92,595	91,418	42,271	6	1,240
Receivable for policy-related transactions	37,330	—	—	—	3	—

Total assets	768,015,047	1,453,149,164	23,281,285	113,419,943	227,834	37,307,926

Liabilities:
Payable for shares of the Portfolios purchased	37,037	—	—	—	—	—
Payable for policy-related transactions	—	92,587	91,418	42,191	—	1,245

Total liabilities	37,037	92,587	91,418	42,191	—	1,245

Net Assets	$767,978,010	$1,453,056,577	$23,189,867	$113,377,752	$227,834	$37,306,681

Net Assets:
Accumulation unit values	$767,976,474	$1,452,963,903	$23,189,672	$113,361,854	$227,834	$37,305,088
Retained by Equitable Financial in Separate Account No. 70	1,536	92,674	195	15,898	—	1,593

Total Net Assets	$767,978,010	$1,453,056,577	$23,189,867	$113,377,752	$227,834	$37,306,681

Investments in shares of the Portfolios, at cost	$643,266,293	$1,350,264,588	$23,007,798	$102,592,346	$195,283	$33,858,060

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-11

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Assets:
Investments in shares of the Portfolios, at fair value	$3,916,609,979	$141,653,068	$126,929,759	$92,690,953	$1,967,769,573	$15,573,604
Receivable for shares of the Portfolios sold	1,344,697	189,539	137,265	7,023	1,204,366	9,208

Total assets	3,917,954,676	141,842,607	127,067,024	92,697,976	1,968,973,939	15,582,812

Liabilities:
Payable for policy-related transactions	1,376,418	189,320	137,385	6,925	1,204,195	9,208

Total liabilities	1,376,418	189,320	137,385	6,925	1,204,195	9,208

Net Assets	$3,916,578,258	$141,653,287	$126,929,639	$92,691,051	$1,967,769,744	$15,573,604

Net Assets:
Accumulation unit values	$3,916,548,004	$141,650,372	$126,852,142	$92,690,949	$1,967,665,191	$15,548,981
Retained by Equitable Financial in Separate Account No. 70	30,254	2,915	77,497	102	104,553	24,623

Total Net Assets	$3,916,578,258	$141,653,287	$126,929,639	$92,691,051	$1,967,769,744	$15,573,604

Investments in shares of the Portfolios, at cost	$3,413,860,094	$128,745,370	$128,702,442	$81,923,804	$1,859,469,957	$13,137,965

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-12

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Assets:
Investments in shares of the Portfolios, at fair value	$84,352,643	$18,323,889	$133,205,615	$46,160,481	$863,322,938	$446,619,570
Receivable for shares of the Portfolios sold	44,076	616	86,932	1,464	460,834	532,742

Total assets	84,396,719	18,324,505	133,292,547	46,161,945	863,783,772	447,152,312

Liabilities:
Payable for policy-related transactions	44,052	616	86,931	1,442	460,803	532,722

Total liabilities	44,052	616	86,931	1,442	460,803	532,722

Net Assets	$84,352,667	$18,323,889	$133,205,616	$46,160,503	$863,322,969	$446,619,590

Net Assets:
Accumulation unit values	$84,340,158	$18,321,001	$133,163,808	$46,159,745	$863,252,096	$446,579,194
Retained by Equitable Financial in Separate Account No. 70	12,509	2,888	41,808	758	70,873	40,396

Total Net Assets	$84,352,667	$18,323,889	$133,205,616	$46,160,503	$863,322,969	$446,619,590

Investments in shares of the Portfolios, at cost	$63,109,820	$13,992,865	$110,339,427	$46,252,177	$830,334,224	$437,715,532

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-13

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$245,612,848	$57,008,498	$6,794,491	$689,241,813	$198,738,831	$213,070,372
Receivable for shares of the Portfolios sold	101,420	79,971	237	726,685	175,720	64,142

Total assets	245,714,268	57,088,469	6,794,728	689,968,498	198,914,551	213,134,514

Liabilities:
Payable for policy-related transactions	101,398	73,401	199	726,685	171,596	64,020

Total liabilities	101,398	73,401	199	726,685	171,596	64,020

Net Assets	$245,612,870	$57,015,068	$6,794,529	$689,241,813	$198,742,955	$213,070,494

Net Assets:
Accumulation unit values	$245,571,471	$57,015,068	$6,794,465	$689,121,908	$198,679,170	$213,070,313
Retained by Equitable Financial in Separate Account No. 70	41,399	—	64	119,905	63,785	181

Total Net Assets	$245,612,870	$57,015,068	$6,794,529	$689,241,813	$198,742,955	$213,070,494

Investments in shares of the Portfolios, at cost	$245,674,496	$60,084,778	$6,629,900	$522,121,324	$154,875,484	$193,532,032

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-14

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$167,373,713	$5,357,725	$7,361,067	$331,161,700	$23,191,182	$621,496,259
Receivable for shares of the Portfolios sold	175,283	4,950	3,877	—	11,882	343,143
Receivable for policy-related transactions	—	—	—	205,635	—	—

Total assets	167,548,996	5,362,675	7,364,944	331,367,335	23,203,064	621,839,402

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	205,325	—	—
Payable for policy-related transactions	175,859	4,950	3,877	—	11,882	342,883

Total liabilities	175,859	4,950	3,877	205,325	11,882	342,883

Net Assets	$167,373,137	$5,357,725	$7,361,067	$331,162,010	$23,191,182	$621,496,519

Net Assets:
Accumulation unit values	$167,315,345	$5,355,905	$7,359,998	$331,161,079	$23,175,065	$621,495,169
Retained by Equitable Financial in Separate Account No. 70	57,792	1,820	1,069	931	16,117	1,350

Total Net Assets	$167,373,137	$5,357,725	$7,361,067	$331,162,010	$23,191,182	$621,496,519

Investments in shares of the Portfolios, at cost	$148,788,842	$5,088,760	$7,160,418	$294,879,972	$21,284,642	$561,825,126

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-15

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*
Assets:
Investments in shares of the Portfolios, at fair value	$3,607,897,694	$201,936	$96,526,128	$7,008,410	$68,112,012	$53,287,533
Receivable for shares of the Portfolios sold	1,425,042	6	77,434	—	4,566	3,997
Receivable for policy-related transactions	—	—	—	91	—	—

Total assets	3,609,322,736	201,942	96,603,562	7,008,501	68,116,578	53,291,530

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	43	—	—
Payable for policy-related transactions	1,421,441	4	77,146	—	4,554	3,999

Total liabilities	1,421,441	4	77,146	43	4,554	3,999

Net Assets	$3,607,901,295	$201,938	$96,526,416	$7,008,458	$68,112,024	$53,287,531

Net Assets:
Accumulation unit values	$3,607,824,159	$201,938	$96,512,907	$7,005,205	$68,111,536	$53,283,790
Retained by Equitable Financial in Separate Account No. 70	77,136	—	13,509	3,253	488	3,741

Total Net Assets	$3,607,901,295	$201,938	$96,526,416	$7,008,458	$68,112,024	$53,287,531

Investments in shares of the Portfolios, at cost	$3,290,877,282	$210,159	$97,023,720	$7,065,033	$63,851,988	$51,344,865

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-16

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*
Assets:
Investments in shares of the Portfolios, at fair value	$1,421,879	$47,497,566	$77,914,907	$38,129,706	$294,154,427	$243,875,634
Receivable for shares of the Portfolios sold	55	1,250	54,971	8,053	116,560	14,518

Total assets	1,421,934	47,498,816	77,969,878	38,137,759	294,270,987	243,890,152

Liabilities:
Payable for policy-related transactions	55	1,250	54,970	8,118	116,462	14,310

Total liabilities	55	1,250	54,970	8,118	116,462	14,310

Net Assets	$1,421,879	$47,497,566	$77,914,908	$38,129,641	$294,154,525	$243,875,842

Net Assets:
Accumulation unit values	$1,421,432	$47,484,644	$77,910,726	$38,124,787	$294,152,859	$243,873,938
Retained by Equitable Financial in Separate Account No. 70	447	12,922	4,182	4,854	1,666	1,904

Total Net Assets	$1,421,879	$47,497,566	$77,914,908	$38,129,641	$294,154,525	$243,875,842

Investments in shares of the Portfolios, at cost	$1,449,184	$46,198,467	$64,034,871	$38,873,502	$267,636,695	$213,113,168

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-17

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$89,796,098	$497,445,421	$360,124,500	$114,335,095	$5,723,917	$180,130,175
Receivable for shares of the Portfolios sold	85,437	24,517	513,278	164,930	560	15,309

Total assets	89,881,535	497,469,938	360,637,778	114,500,025	5,724,477	180,145,484

Liabilities:
Payable for policy-related transactions	85,437	23,590	513,262	164,863	560	15,242

Total liabilities	85,437	23,590	513,262	164,863	560	15,242

Net Assets	$89,796,098	$497,446,348	$360,124,516	$114,335,162	$5,723,917	$180,130,242

Net Assets:
Accumulation unit values	$89,776,707	$497,446,348	$360,113,295	$114,334,465	$5,720,009	$180,090,149
Retained by Equitable Financial in Separate Account No. 70	19,391	—	11,221	697	3,908	40,093

Total Net Assets	$89,796,098	$497,446,348	$360,124,516	$114,335,162	$5,723,917	$180,130,242

Investments in shares of the Portfolios, at cost	$85,788,762	$452,803,757	$288,874,603	$113,503,419	$5,588,261	$133,238,924

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-18

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG- TERM BOND*	EQ/LOOMIS SAYLES GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$16,487,495	$74,679,309	$21,993,530	$50,854,703	$137,699	$177,156,956
Receivable for shares of the Portfolios sold	5,103	73,930	1,019	14,236	4	38,912

Total assets	16,492,598	74,753,239	21,994,549	50,868,939	137,703	177,195,868

Liabilities:
Payable for policy-related transactions	5,065	73,930	1,020	14,218	4	38,912

Total liabilities	5,065	73,930	1,020	14,218	4	38,912

Net Assets	$16,487,533	$74,679,309	$21,993,529	$50,854,721	$137,699	$177,156,956

Net Assets:
Accumulation unit values	$16,478,698	$74,628,386	$21,988,890	$50,839,634	$137,699	$177,074,015
Retained by Equitable Financial in Separate Account No. 70	8,835	50,923	4,639	15,087	—	82,941

Total Net Assets	$16,487,533	$74,679,309	$21,993,529	$50,854,721	$137,699	$177,156,956

Investments in shares of the Portfolios, at cost	$13,868,300	$69,304,504	$21,232,815	$48,581,856	$142,537	$146,568,840

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-19

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$100,081,631	$164,218,860	$55,277,792	$210,283,353	$46,101,744	$127,567,183
Receivable for shares of the Portfolios sold	156,387	121,241	58,137	145,104	21,910	87,287

Total assets	100,238,018	164,340,101	55,335,929	210,428,457	46,123,654	127,654,470

Liabilities:
Payable for policy-related transactions	156,388	121,234	58,136	145,104	21,909	87,284

Total liabilities	156,388	121,234	58,136	145,104	21,909	87,284

Net Assets	$100,081,630	$164,218,867	$55,277,793	$210,283,353	$46,101,745	$127,567,186

Net Assets:
Accumulation unit values	$100,072,686	$164,194,228	$55,273,630	$210,279,502	$46,101,287	$127,468,061
Retained by Equitable Financial in Separate Account No. 70	8,944	24,639	4,163	3,851	458	99,125

Total Net Assets	$100,081,630	$164,218,867	$55,277,793	$210,283,353	$46,101,745	$127,567,186

Investments in shares of the Portfolios, at cost	$98,014,804	$163,043,010	$48,452,921	$148,090,221	$45,367,874	$117,633,593

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-20

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Assets:
Investments in shares of the Portfolios, at fair value	$11,551,853	$197,453,359	$4,139,416,266	$86,274,858	$272,771,144	$6,694,689
Receivable for shares of the Portfolios sold	145,796	1,728	1,485,368	21,550	—	3,927
Receivable for policy-related transactions	—	—	—	—	26,955,455	—

Total assets	11,697,649	197,455,087	4,140,901,634	86,296,408	299,726,599	6,698,616

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	26,926,972	—
Payable for policy-related transactions	145,795	5,999	1,485,195	21,550	—	3,927

Total liabilities	145,795	5,999	1,485,195	21,550	26,926,972	3,927

Net Assets	$11,551,854	$197,449,088	$4,139,416,439	$86,274,858	$272,799,627	$6,694,689

Net Assets:
Accumulation unit values	$11,549,314	$197,360,105	$4,139,189,324	$86,257,295	$272,799,627	$6,692,631
Retained by Equitable Financial in Separate Account No. 70	2,540	88,983	227,115	17,563	—	2,058

Total Net Assets	$11,551,854	$197,449,088	$4,139,416,439	$86,274,858	$272,799,627	$6,694,689

Investments in shares of the Portfolios, at cost	$11,595,812	$191,412,037	$3,898,986,703	$81,771,386	$272,807,159	$5,011,953

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-21

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Assets:
Investments in shares of the Portfolios, at fair value	$25,291,365	$26,245,904	$144,084,374	$50,531,116	$12,912,040	$82,790,320
Receivable for shares of the Portfolios sold	39,897	42,178	131,207	169,641	1,661	35,362

Total assets	25,331,262	26,288,082	144,215,581	50,700,757	12,913,701	82,825,682

Liabilities:
Payable for policy-related transactions	39,830	42,177	131,173	169,639	1,661	35,361

Total liabilities	39,830	42,177	131,173	169,639	1,661	35,361

Net Assets	$25,291,432	$26,245,905	$144,084,408	$50,531,118	$12,912,040	$82,790,321

Net Assets:
Accumulation unit values	$25,291,074	$26,201,697	$144,074,104	$50,515,298	$12,910,927	$82,708,374
Retained by Equitable Financial in Separate Account No. 70	358	44,208	10,304	15,820	1,113	81,947

Total Net Assets	$25,291,432	$26,245,905	$144,084,408	$50,531,118	$12,912,040	$82,790,321

Investments in shares of the Portfolios, at cost	$25,955,383	$28,524,011	$152,977,061	$50,371,888	$13,099,856	$76,888,848

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-22

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*
Assets:
Investments in shares of the Portfolios, at fair value	$132,311,311	$1,831,145,815	$101,139,622	$26,536,657	$21,770,261	$7,867,593
Receivable for shares of the Portfolios sold	26,463	580,010	59,553	1,860	755	—
Receivable for policy-related transactions	—	—	—	—	—	707

Total assets	132,337,774	1,831,725,825	101,199,175	26,538,517	21,771,016	7,868,300

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	701
Payable for policy-related transactions	26,586	580,403	59,553	851	760	—

Total liabilities	26,586	580,403	59,553	851	760	701

Net Assets	$132,311,188	$1,831,145,422	$101,139,622	$26,537,666	$21,770,256	$7,867,599

Net Assets:
Accumulation unit values	$132,300,485	$1,831,111,843	$101,092,176	$26,536,189	$21,769,640	$7,867,599
Retained by Equitable Financial in Separate Account No. 70	10,703	33,579	47,446	1,477	616	—

Total Net Assets	$132,311,188	$1,831,145,422	$101,139,622	$26,537,666	$21,770,256	$7,867,599

Investments in shares of the Portfolios, at cost	$136,706,416	$1,832,808,654	$90,591,345	$25,132,154	$21,079,049	$7,035,386

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-23

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$6,092,445	$33,079,731	$28,172,894	$616,674	$227,038	$561,511
Receivable for shares of the Portfolios sold	193	1,159	4,912	24	11	23

Total assets	6,092,638	33,080,890	28,177,806	616,698	227,049	561,534

Liabilities:
Payable for policy-related transactions	193	1,119	4,912	28	11	23

Total liabilities	193	1,119	4,912	28	11	23

Net Assets	$6,092,445	$33,079,771	$28,172,894	$616,670	$227,038	$561,511

Net Assets:
Accumulation unit values	$6,092,405	$33,078,614	$28,156,094	$616,165	$226,485	$561,094
Retained by Equitable Financial in Separate Account No. 70	40	1,157	16,800	505	553	417

Total Net Assets	$6,092,445	$33,079,771	$28,172,894	$616,670	$227,038	$561,511

Investments in shares of the Portfolios, at cost	$5,625,013	$31,396,898	$23,339,842	$536,776	$224,466	$529,056

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-24

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$342,271	$1,520,130	$106,043,372	$148,663,653	$7,138,493	$44,708,526
Receivable for shares of the Portfolios sold	12	58	16,320	164,385	245	18,340

Total assets	342,283	1,520,188	106,059,692	148,828,038	7,138,738	44,726,866

Liabilities:
Payable for policy-related transactions	12	66	15,758	164,338	206	18,340

Total liabilities	12	66	15,758	164,338	206	18,340

Net Assets	$342,271	$1,520,122	$106,043,934	$148,663,700	$7,138,532	$44,708,526

Net Assets:
Accumulation unit values	$341,837	$1,519,647	$106,005,903	$148,661,649	$7,138,441	$44,707,255
Retained by Equitable Financial in Separate Account No. 70	434	475	38,031	2,051	91	1,271

Total Net Assets	$342,271	$1,520,122	$106,043,934	$148,663,700	$7,138,532	$44,708,526

Investments in shares of the Portfolios, at cost	$307,542	$1,358,087	$101,100,162	$147,967,499	$7,077,684	$42,000,092

The accompanying notes are an integral part of these financial statements.

FSA-25

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Assets:
Investments in shares of the Portfolios, at fair value	$18,523,131	$93,031,928	$2,291,584	$66,104,516	$12,266,621	$41,030,093
Receivable for shares of the Portfolios sold	1,115	35,330	72	10,644	400	18,981

Total assets	18,524,246	93,067,258	2,291,656	66,115,160	12,267,021	41,049,074

Liabilities:
Payable for policy-related transactions	1,115	35,330	72	10,642	400	18,981

Total liabilities	1,115	35,330	72	10,642	400	18,981

Net Assets	$18,523,131	$93,031,928	$2,291,584	$66,104,518	$12,266,621	$41,030,093

Net Assets:
Accumulation unit values	$18,521,490	$93,027,708	$2,290,688	$66,100,751	$12,266,344	$41,027,505
Retained by Equitable Financial in Separate Account No. 70	1,641	4,220	896	3,767	277	2,588

Total Net Assets	$18,523,131	$93,031,928	$2,291,584	$66,104,518	$12,266,621	$41,030,093

Investments in shares of the Portfolios, at cost	$16,511,641	$95,368,679	$2,404,359	$50,783,241	$12,159,928	$39,173,727

The accompanying notes are an integral part of these financial statements.

FSA-26

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$20,200,539	$9,966,247	$42,480,185	$9,916,863	$28,339,454	$366,753,922
Receivable for shares of the Portfolios sold	632	317	15,966	371	10,897	9,952

Total assets	20,201,171	9,966,564	42,496,151	9,917,234	28,350,351	366,763,874

Liabilities:
Payable for policy-related transactions	606	317	15,966	371	10,897	9,693

Total liabilities	606	317	15,966	371	10,897	9,693

Net Assets	$20,200,565	$9,966,247	$42,480,185	$9,916,863	$28,339,454	$366,754,181

Net Assets:
Accumulation unit values	$20,200,292	$9,949,745	$42,479,486	$9,913,716	$28,338,700	$366,744,962
Retained by Equitable Financial in Separate Account No. 70	273	16,502	699	3,147	754	9,219

Total Net Assets	$20,200,565	$9,966,247	$42,480,185	$9,916,863	$28,339,454	$366,754,181

Investments in shares of the Portfolios, at cost	$18,734,420	$9,324,331	$41,766,913	$7,942,309	$24,086,754	$311,101,967

The accompanying notes are an integral part of these financial statements.

FSA-27

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MACQUARIE VIP ASSET STRATEGY SERIES	MACQUARIE VIP EMERGING MARKETS SERIES	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES
Assets:
Investments in shares of the Portfolios, at fair value	$62,287,687	$143,450,756	$17,417,812	$7,827,244	$70,725,907	$14,312,718
Receivable for shares of the Portfolios sold	34,804	74,735	—	360	79,214	134
Receivable for policy-related transactions	—	—	1,393	—	—	—

Total assets	62,322,491	143,525,491	17,419,205	7,827,604	70,805,121	14,312,852

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,393	—	—	—
Payable for policy-related transactions	34,660	74,735	—	360	79,214	134

Total liabilities	34,660	74,735	1,393	360	79,214	134

Net Assets	$62,287,831	$143,450,756	$17,417,812	$7,827,244	$70,725,907	$14,312,718

Net Assets:
Accumulation unit values	$62,286,974	$143,448,829	$17,414,893	$7,824,076	$70,714,499	$14,312,215
Retained by Equitable Financial in Separate Account No. 70	857	1,927	2,919	3,168	11,408	503

Total Net Assets	$62,287,831	$143,450,756	$17,417,812	$7,827,244	$70,725,907	$14,312,718

Investments in shares of the Portfolios, at cost	$65,969,132	$149,165,719	$15,648,241	$7,292,243	$70,673,997	$12,571,084

The accompanying notes are an integral part of these financial statements.

FSA-28

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
Assets:
Investments in shares of the Portfolios, at fair value	$18,177,166	$44,553,096	$21,335,535	$52,308,357	$129,295,507	$17,798,908
Receivable for shares of the Portfolios sold	691	18,882	1,414	317,809	60,728	—
Receivable for policy-related transactions	—	—	—	—	—	1,746

Total assets	18,177,857	44,571,978	21,336,949	52,626,166	129,356,235	17,800,654

Liabilities:
Payable for shares of the Portfolios purchased	—	—	—	—	—	1,746
Payable for policy-related transactions	691	18,675	1,414	317,777	60,706	—

Total liabilities	691	18,675	1,414	317,777	60,706	1,746

Net Assets	$18,177,166	$44,553,303	$21,335,535	$52,308,389	$129,295,529	$17,798,908

Net Assets:
Accumulation unit values	$18,175,086	$44,552,522	$21,216,563	$52,277,151	$129,273,145	$17,769,897
Retained by Equitable Financial in Separate Account No. 70	2,080	781	118,972	31,238	22,384	29,011

Total Net Assets	$18,177,166	$44,553,303	$21,335,535	$52,308,389	$129,295,529	$17,798,908

Investments in shares of the Portfolios, at cost	$16,086,934	$44,282,057	$18,279,871	$52,855,332	$105,662,876	$19,372,156

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-29

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT	PRINCIPAL EQUITY INCOME ACCOUNT
Assets:
Investments in shares of the Portfolios, at fair value	$9,342,268	$6,850,003	$3,573,200	$53,074,418	$933,905	$1,294
Receivable for shares of the Portfolios sold	255	218	80	53,807	26	—

Total assets	9,342,523	6,850,221	3,573,280	53,128,225	933,931	1,294

Liabilities:
Payable for policy-related transactions	326	178	80	52,105	26	—

Total liabilities	326	178	80	52,105	26	—

Net Assets	$9,342,197	$6,850,043	$3,573,200	$53,076,120	$933,905	$1,294

Net Assets:
Accumulation unit values	$9,314,898	$6,849,821	$3,573,113	$53,073,560	$933,836	$1,294
Retained by Equitable Financial in Separate Account No. 70	27,299	222	87	2,560	69	—

Total Net Assets	$9,342,197	$6,850,043	$3,573,200	$53,076,120	$933,905	$1,294

Investments in shares of the Portfolios, at cost	$9,075,449	$7,208,856	$3,502,164	$53,054,802	$650,513	$1,125

The accompanying notes are an integral part of these financial statements.

FSA-30

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND
Assets:
Investments in shares of the Portfolios, at fair value	$33,893	$25,938,678	$5,053,194	$8,670,036	$32,048,801	$7,204,757
Receivable for shares of the Portfolios sold	1	24,174	—	179	—	3,570
Receivable for policy-related transactions	—	—	1,350	—	7,110	—

Total assets	33,894	25,962,852	5,054,544	8,670,215	32,055,911	7,208,327

Liabilities:
Payable for shares of the Portfolios purchased	—	—	1,341	—	7,008	—
Payable for policy-related transactions	1	24,174	—	121	—	3,570

Total liabilities	1	24,174	1,341	121	7,008	3,570

Net Assets	$33,893	$25,938,678	$5,053,203	$8,670,094	$32,048,903	$7,204,757

Net Assets:
Accumulation unit values	$33,493	$25,924,346	$5,053,091	$8,670,087	$32,047,554	$7,156,319
Retained by Equitable Financial in Separate Account No. 70	400	14,332	112	7	1,349	48,438

Total Net Assets	$33,893	$25,938,678	$5,053,203	$8,670,094	$32,048,903	$7,204,757

Investments in shares of the Portfolios, at cost	$39,629	$35,175,852	$4,079,555	$6,438,390	$30,926,420	$6,804,808

The accompanying notes are an integral part of these financial statements.

FSA-31

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL RESOURCES FUND
Assets:
Investments in shares of the Portfolios, at fair value	$50,665,581	$838,926	$9,612,416
Receivable for shares of the Portfolios sold	4,315	27	74

Total assets	50,669,896	838,953	9,612,490

Liabilities:
Payable for policy-related transactions	4,313	27	74

Total liabilities	4,313	27	74

Net Assets	$50,665,583	$838,926	$9,612,416

Net Assets:
Accumulation unit values	$50,659,455	$838,838	$9,590,260
Retained by Equitable Financial in Separate Account No. 70	6,128	88	22,156

Total Net Assets	$50,665,583	$838,926	$9,612,416

Investments in shares of the Portfolios, at cost	$56,911,143	$852,701	$10,479,418

The accompanying notes are an integral part of these financial statements.

FSA-32

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides the Portfolio shares held by the Variable Investment Options of the Account:

	Share Class**	Portfolio Shares Held (000’s)***

1290 VT CONVERTIBLE SECURITIES	IB	1,409

1290 VT CONVERTIBLE SECURITIES	K	807

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	3,900

1290 VT EQUITY INCOME	IB	4,611

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	1,036

1290 VT GAMCO SMALL COMPANY VALUE	IB	3,404

1290 VT HIGH YIELD BOND	IB	2,937

1290 VT MICRO CAP	IB	642

1290 VT MODERATE GROWTH ALLOCATION	IB	8,940

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	252

1290 VT NATURAL RESOURCES	IB	1,946

1290 VT NATURAL RESOURCES	K	—

1290 VT REAL ESTATE	IB	2,455

1290 VT SMALL CAP VALUE	IB	1,759

1290 VT SMARTBETA EQUITY ESG	IB	938

1290 VT SOCIALLY RESPONSIBLE	IB	720

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	240

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	575

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	520

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	215

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	351

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	5,734

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	849

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	1,009

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	901

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	1,485

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	287

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	2,204

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	3,473

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	7,029

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	3,835

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	351

The accompanying notes are an integral part of these financial statements.

FSA-33

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)***

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	305

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	6,543

EQ/400 MANAGED VOLATILITY	IB	1,708

EQ/500 MANAGED VOLATILITY	IB	4,086

EQ/2000 MANAGED VOLATILITY	IB	1,958

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	34,941

EQ/AB DYNAMIC GROWTH	IB	58,575

EQ/AB DYNAMIC MODERATE GROWTH	IB	115,114

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	2,367

EQ/AB SMALL CAP GROWTH	IB	7,586

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	20

EQ/AGGRESSIVE ALLOCATION	IB	3,583

EQ/AGGRESSIVE GROWTH STRATEGY	IB	225,436

EQ/ALL ASSET GROWTH ALLOCATION	IB	7,548

EQ/AMERICAN CENTURY MID CAP VALUE	IB	5,850

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	7,605

EQ/BALANCED STRATEGY	IB	124,570

EQ/CAPITAL GROUP RESEARCH	IB	459

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	4,842

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	1,492

EQ/COMMON STOCK INDEX	IA	1,663

EQ/COMMON STOCK INDEX	IB	1,041

EQ/CONSERVATIVE ALLOCATION	IB	5,672

EQ/CONSERVATIVE GROWTH STRATEGY	IB	62,854

EQ/CONSERVATIVE STRATEGY	IB	38,998

EQ/CORE BOND INDEX	IB	26,659

EQ/CORE PLUS BOND	IB	17,332

EQ/EMERGING MARKETS EQUITY PLUS	IB	760

EQ/EQUITY 500 INDEX	IA	3,839

EQ/EQUITY 500 INDEX	IB	4,312

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	3,339

EQ/FRANKLIN MODERATE ALLOCATION	IB	18,160

EQ/FRANKLIN RISING DIVIDENDS	IB	3,490

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	379

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	458

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	27,199

The accompanying notes are an integral part of these financial statements.

FSA-34

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)***

EQ/GOLDMAN SACHS MID CAP VALUE	IB	1,066

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	56,224

EQ/GROWTH STRATEGY	IB	186,785

EQ/INTERMEDIATE CORPORATE BOND	IB	20

EQ/INTERMEDIATE GOVERNMENT BOND	IB	10,241

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	661

EQ/INTERNATIONAL EQUITY INDEX	IA	2,938

EQ/INTERNATIONAL EQUITY INDEX	IB	3,361

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	3,861

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	112

EQ/INVESCO COMSTOCK	IB	2,285

EQ/INVESCO GLOBAL	IB	2,658

EQ/INVESCO GLOBAL REAL ASSETS	IB	2,595

EQ/INVESCO MODERATE ALLOCATION	IB	24,710

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	20,660

EQ/JANUS ENTERPRISE	IB	4,252

EQ/JPMORGAN GROWTH ALLOCATION	IB	42,427

EQ/JPMORGAN GROWTH STOCK	IB	5,035

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	5,897

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	525

EQ/LARGE CAP GROWTH INDEX	IB	6,839

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	489

EQ/LARGE CAP VALUE INDEX	IB	7,069

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	1,213

EQ/LAZARD EMERGING MARKETS EQUITY	IB	2,633

EQ/LONG-TERM BOND	IB	21

EQ/LOOMIS SAYLES GROWTH	IB	15,328

EQ/MFS INTERNATIONAL GROWTH	IB	13,476

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	5,122

EQ/MFS MID CAP FOCUSED GROWTH	IB	2,973

EQ/MFS TECHNOLOGY	IB	5,389

EQ/MFS UTILITIES SERIES	IB	1,255

EQ/MID CAP INDEX	IB	7,960

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	731

EQ/MODERATE ALLOCATION	IA	5,136

EQ/MODERATE ALLOCATION	IB	11,359

The accompanying notes are an integral part of these financial statements.

FSA-35

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)***

EQ/MODERATE GROWTH STRATEGY	IB	250,531

EQ/MODERATE-PLUS ALLOCATION	IB	9,053

EQ/MONEY MARKET	IA	84,407

EQ/MONEY MARKET	IB	188,279

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	768

EQ/PIMCO GLOBAL REAL RETURN	IB	3,422

EQ/PIMCO REAL RETURN	IB	2,573

EQ/PIMCO TOTAL RETURN ESG	IB	15,760

EQ/PIMCO ULTRA SHORT BOND	IB	5,131

EQ/QUALITY BOND PLUS	IB	1,703

EQ/SMALL COMPANY INDEX	IB	7,226

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	2,320

EQ/ULTRA CONSERVATIVE STRATEGY	IB	207,633

EQ/VALUE EQUITY	IB	4,487

EQ/WELLINGTON ENERGY	IB	6,385

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	1,811

EQUITABLE GROWTH MF/ETF	IB	710

EQUITABLE MODERATE GROWTH MF/ETF	IB	588

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	5,865

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	1,588

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	27

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	20

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	45

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	22

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	93

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	2,989

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	14,065

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	629

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	3,292

FRANKLIN ALLOCATION VIP FUND	CLASS 2	3,535

FRANKLIN INCOME VIP FUND	CLASS 2	6,479

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	139

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	2,933

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	1,483

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	1,603

The accompanying notes are an integral part of these financial statements.

FSA-36

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Share Class**	Portfolio Shares Held (000’s)***

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	1,166

INVESCO V.I. HEALTH CARE FUND	SERIES II	403

INVESCO V.I. HIGH YIELD FUND	SERIES II	9,019

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	928

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	1,634

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	6,743

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	5,730

LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	VC SHARES	13,793

MACQUARIE VIP ASSET STRATEGY SERIES	SERVICE CLASS	1,875

MACQUARIE VIP EMERGING MARKETS SERIES	SERVICE CLASS	348

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	24,139

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	368

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	779

MFS® VALUE SERIES	SERVICE CLASS	2,121

MULTIMANAGER AGGRESSIVE EQUITY	IB	292

MULTIMANAGER CORE BOND	IB	6,160

MULTIMANAGER TECHNOLOGY	IB	3,544

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	3,201

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	878

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	741

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	355

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	5,366

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	63

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	—

PROFUND VP BEAR	COMMON SHARES	3

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	639

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	248

PUTNAM VT RESEARCH FUND	CLASS IB	200

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	1,136

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	853

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	4,452

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	115

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	400

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Shares Outstanding are less than 500 are denoted by a —.

FSA-37

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

The following table provides units outstanding and unit values associated with the Variable Investment Options of the Account and is further categorized by share class and contract charges:

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT CONVERTIBLE SECURITIES	1.00%	IB	$ 17.14	83
1290 VT CONVERTIBLE SECURITIES	1.10%	IB	$ 17.07	134
1290 VT CONVERTIBLE SECURITIES	1.20%	IB	$ 19.08	24
1290 VT CONVERTIBLE SECURITIES	1.25%	IB	$ 18.98	69

1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.00%	IB	$ 11.12	1
1290 VT DOUBLELINE OPPORTUNISTIC BOND	0.30%	IB	$ 11.02	10
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.00%	IB	$ 10.25	396
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.10%	IB	$ 10.21	1,189
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.20%	IB	$ 9.83	102
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.25%	IB	$ 10.06	1,079
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.30%	IB	$ 9.97	413
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.65%	IB	$ 9.63	42
1290 VT DOUBLELINE OPPORTUNISTIC BOND	1.70%	IB	$ 9.58	25

1290 VT EQUITY INCOME	0.00%	IB	$ 22.63	4
1290 VT EQUITY INCOME	0.30%	IB	$ 22.43	2
1290 VT EQUITY INCOME	0.65%	IB	$ 32.28	—
1290 VT EQUITY INCOME	1.00%	IB	$ 18.19	67
1290 VT EQUITY INCOME	1.10%	IB	$ 18.12	87
1290 VT EQUITY INCOME	1.20%	IB	$ 20.26	14
1290 VT EQUITY INCOME	1.25%	IB	$ 20.15	63
1290 VT EQUITY INCOME	1.30%	IB	$ 6.77	121
1290 VT EQUITY INCOME	1.30%	IB	$ 33.08	348
1290 VT EQUITY INCOME	1.55%	IB	$ 15.55	13
1290 VT EQUITY INCOME	1.55%	IB	$ 31.83	21
1290 VT EQUITY INCOME	1.65%	IB	$ 15.15	31
1290 VT EQUITY INCOME	1.65%	IB	$ 31.35	72
1290 VT EQUITY INCOME	1.70%	IB	$ 14.95	—
1290 VT EQUITY INCOME	1.70%	IB	$ 31.11	58

1290 VT GAMCO MERGERS & ACQUISITIONS	0.00%	IB	$ 15.02	3
1290 VT GAMCO MERGERS & ACQUISITIONS	0.30%	IB	$ 14.88	1
1290 VT GAMCO MERGERS & ACQUISITIONS	1.00%	IB	$ 13.05	85
1290 VT GAMCO MERGERS & ACQUISITIONS	1.10%	IB	$ 12.99	242
1290 VT GAMCO MERGERS & ACQUISITIONS	1.20%	IB	$ 13.44	39
1290 VT GAMCO MERGERS & ACQUISITIONS	1.25%	IB	$ 13.37	127
1290 VT GAMCO MERGERS & ACQUISITIONS	1.30%	IB	$ 16.59	232
1290 VT GAMCO MERGERS & ACQUISITIONS	1.55%	IB	$ 15.97	16
1290 VT GAMCO MERGERS & ACQUISITIONS	1.65%	IB	$ 15.73	62
1290 VT GAMCO MERGERS & ACQUISITIONS	1.70%	IB	$ 15.61	78

1290 VT GAMCO SMALL COMPANY VALUE	0.00%	IB	$ 24.62	4
1290 VT GAMCO SMALL COMPANY VALUE	0.30%	IB	$ 24.39	8
1290 VT GAMCO SMALL COMPANY VALUE	0.65%	IB	$ 36.91	—
1290 VT GAMCO SMALL COMPANY VALUE	1.00%	IB	$ 20.44	547
1290 VT GAMCO SMALL COMPANY VALUE	1.10%	IB	$ 20.36	1,986
1290 VT GAMCO SMALL COMPANY VALUE	1.20%	IB	$ 22.04	276
1290 VT GAMCO SMALL COMPANY VALUE	1.25%	IB	$ 21.92	668
1290 VT GAMCO SMALL COMPANY VALUE	1.30%	IB	$ 43.94	2,799
1290 VT GAMCO SMALL COMPANY VALUE	1.55%	IB	$ 42.29	170

The accompanying notes are an integral part of these financial statements.

FSA-38

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT GAMCO SMALL COMPANY VALUE	1.65%	IB	$ 41.64	617
1290 VT GAMCO SMALL COMPANY VALUE	1.70%	IB	$ 41.33	417

1290 VT HIGH YIELD BOND	0.00%	IB	$ 15.33	7
1290 VT HIGH YIELD BOND	0.30%	IB	$ 15.19	—
1290 VT HIGH YIELD BOND	1.00%	IB	$ 13.31	319
1290 VT HIGH YIELD BOND	1.10%	IB	$ 13.25	609
1290 VT HIGH YIELD BOND	1.20%	IB	$ 13.73	35
1290 VT HIGH YIELD BOND	1.25%	IB	$ 13.65	272
1290 VT HIGH YIELD BOND	1.30%	IB	$ 14.20	506
1290 VT HIGH YIELD BOND	1.55%	IB	$ 13.27	18
1290 VT HIGH YIELD BOND	1.65%	IB	$ 13.61	94
1290 VT HIGH YIELD BOND	1.70%	IB	$ 13.53	46

1290 VT MICRO CAP	1.00%	IB	$ 16.97	111
1290 VT MICRO CAP	1.10%	IB	$ 16.90	144
1290 VT MICRO CAP	1.25%	IB	$ 16.74	37
1290 VT MICRO CAP	1.30%	IB	$ 16.69	96
1290 VT MICRO CAP	1.65%	IB	$ 16.33	6

1290 VT MODERATE GROWTH ALLOCATION	1.30%	IB	$ 13.43	8,549
1290 VT MODERATE GROWTH ALLOCATION	1.65%	IB	$ 13.15	282

1290 VT MULTI-ALTERNATIVE STRATEGIES	1.00%	IB	$ 10.83	62
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.10%	IB	$ 10.79	85
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.25%	IB	$ 10.69	34
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.30%	IB	$ 11.20	13
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.55%	IB	$ 11.14	7
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.65%	IB	$ 11.12	8
1290 VT MULTI-ALTERNATIVE STRATEGIES	1.70%	IB	$ 11.11	1

1290 VT NATURAL RESOURCES	0.30%	IB	$ 12.11	22
1290 VT NATURAL RESOURCES	1.00%	IB	$ 12.43	182
1290 VT NATURAL RESOURCES	1.10%	IB	$ 12.38	258
1290 VT NATURAL RESOURCES	1.20%	IB	$ 10.94	31
1290 VT NATURAL RESOURCES	1.25%	IB	$ 10.88	249
1290 VT NATURAL RESOURCES	1.30%	IB	$ 11.13	590
1290 VT NATURAL RESOURCES	1.55%	IB	$ 11.08	19
1290 VT NATURAL RESOURCES	1.65%	IB	$ 10.67	123
1290 VT NATURAL RESOURCES	1.70%	IB	$ 10.61	51

1290 VT REAL ESTATE	0.30%	IB	$ 13.18	4
1290 VT REAL ESTATE	1.00%	IB	$ 10.71	256
1290 VT REAL ESTATE	1.10%	IB	$ 10.67	261
1290 VT REAL ESTATE	1.20%	IB	$ 11.91	21
1290 VT REAL ESTATE	1.25%	IB	$ 11.84	220
1290 VT REAL ESTATE	1.30%	IB	$ 12.06	307
1290 VT REAL ESTATE	1.55%	IB	$ 10.62	4
1290 VT REAL ESTATE	1.65%	IB	$ 11.56	99
1290 VT REAL ESTATE	1.70%	IB	$ 11.49	45

1290 VT SMALL CAP VALUE	0.00%	IB	$ 17.73	6
1290 VT SMALL CAP VALUE	0.30%	IB	$ 17.57	1
1290 VT SMALL CAP VALUE	1.00%	IB	$ 16.78	170
1290 VT SMALL CAP VALUE	1.10%	IB	$ 16.71	245
1290 VT SMALL CAP VALUE	1.20%	IB	$ 21.75	17
1290 VT SMALL CAP VALUE	1.25%	IB	$ 16.55	122

The accompanying notes are an integral part of these financial statements.

FSA-39

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
1290 VT SMALL CAP VALUE	1.30%	IB	$ 16.50	391
1290 VT SMALL CAP VALUE	1.30%	IB	$ 21.65	101
1290 VT SMALL CAP VALUE	1.55%	IB	$ 21.40	21
1290 VT SMALL CAP VALUE	1.65%	IB	$ 16.14	39
1290 VT SMALL CAP VALUE	1.65%	IB	$ 21.30	23
1290 VT SMALL CAP VALUE	1.70%	IB	$ 21.25	52

1290 VT SMARTBETA EQUITY ESG	0.30%	IB	$ 26.19	1
1290 VT SMARTBETA EQUITY ESG	1.00%	IB	$ 21.33	90
1290 VT SMARTBETA EQUITY ESG	1.10%	IB	$ 21.24	251
1290 VT SMARTBETA EQUITY ESG	1.20%	IB	$ 23.66	27
1290 VT SMARTBETA EQUITY ESG	1.25%	IB	$ 23.53	69
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$ 16.07	201
1290 VT SMARTBETA EQUITY ESG	1.30%	IB	$ 17.68	109
1290 VT SMARTBETA EQUITY ESG	1.55%	IB	$ 15.89	43
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$ 15.81	124
1290 VT SMARTBETA EQUITY ESG	1.65%	IB	$ 17.30	3
1290 VT SMARTBETA EQUITY ESG	1.70%	IB	$ 15.77	6

1290 VT SOCIALLY RESPONSIBLE	1.00%	IB	$ 27.29	109
1290 VT SOCIALLY RESPONSIBLE	1.10%	IB	$ 27.18	297
1290 VT SOCIALLY RESPONSIBLE	1.20%	IB	$ 32.58	28
1290 VT SOCIALLY RESPONSIBLE	1.25%	IB	$ 32.40	109
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$ 15.40	1
1290 VT SOCIALLY RESPONSIBLE	1.30%	IB	$ 47.72	10
1290 VT SOCIALLY RESPONSIBLE	1.55%	IB	$ 34.00	3
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$ 15.29	1
1290 VT SOCIALLY RESPONSIBLE	1.65%	IB	$ 44.34	6
1290 VT SOCIALLY RESPONSIBLE	1.70%	IB	$ 32.72	1

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.30%	CLASS B	$ 20.78	61
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.55%	CLASS B	$ 20.00	1
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.65%	CLASS B	$ 19.69	34
AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	1.70%	CLASS B	$ 19.54	11

AB VPS DISCOVERY VALUE PORTFOLIO	0.30%	CLASS B	$ 19.92	2
AB VPS DISCOVERY VALUE PORTFOLIO	1.00%	CLASS B	$ 17.79	127
AB VPS DISCOVERY VALUE PORTFOLIO	1.10%	CLASS B	$ 17.72	299
AB VPS DISCOVERY VALUE PORTFOLIO	1.20%	CLASS B	$ 18.14	12
AB VPS DISCOVERY VALUE PORTFOLIO	1.25%	CLASS B	$ 18.05	141

AB VPS RELATIVE VALUE PORTFOLIO	0.30%	CLASS B	$ 24.46	7
AB VPS RELATIVE VALUE PORTFOLIO	1.00%	CLASS B	$ 21.74	86
AB VPS RELATIVE VALUE PORTFOLIO	1.10%	CLASS B	$ 21.65	401
AB VPS RELATIVE VALUE PORTFOLIO	1.20%	CLASS B	$ 22.27	30
AB VPS RELATIVE VALUE PORTFOLIO	1.25%	CLASS B	$ 22.16	210

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.00%	CLASS B	$ 20.52	121
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.10%	CLASS B	$ 20.44	147
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.20%	CLASS B	$ 21.21	5
AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	1.25%	CLASS B	$ 21.10	70

ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.10%	CLASS III	$ 20.42	157
ALPS GLOBAL OPPORTUNITY PORTFOLIO	1.25%	CLASS III	$ 20.13	72

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.00%	CLASS 4	$ 22.90	7

The accompanying notes are an integral part of these financial statements.

FSA-40

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	0.30%	CLASS 4	$ 22.70	8
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.00%	CLASS 4	$ 18.94	901
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.10%	CLASS 4	$ 18.86	3,063
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.20%	CLASS 4	$ 20.51	275
AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	1.25%	CLASS 4	$ 20.39	3,182
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	0.00%	CLASS 4	$ 28.31	4
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.00%	CLASS 4	$ 22.14	256
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.10%	CLASS 4	$ 22.05	654
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.20%	CLASS 4	$ 25.35	52
AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	1.25%	CLASS 4	$ 25.21	356

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	0.00%	CLASS 4	$ 17.60	6
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.00%	CLASS 4	$ 14.30	105
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.10%	CLASS 4	$ 14.24	196
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.20%	CLASS 4	$ 15.76	34
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.25%	CLASS 4	$ 15.67	116
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.30%	CLASS 4	$ 17.67	463
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.55%	CLASS 4	$ 16.39	6
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.65%	CLASS 4	$ 16.94	87
AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	1.70%	CLASS 4	$ 16.84	39

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	0.00%	CLASS 4	$ 34.88	3
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	0.30%	CLASS 4	$ 34.56	2
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.00%	CLASS 4	$ 26.66	554
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.10%	CLASS 4	$ 26.55	1,174
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.20%	CLASS 4	$ 31.23	61
AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	1.25%	CLASS 4	$ 31.06	401

The accompanying notes are an integral part of these financial statements.

FSA-41

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	0.00%	CLASS 4	$ 13.83	6
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	0.30%	CLASS 4	$ 13.70	2
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.00%	CLASS 4	$ 12.25	328
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.10%	CLASS 4	$ 12.20	478
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.20%	CLASS 4	$ 12.38	39
AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	1.25%	CLASS 4	$ 12.31	326

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.30%	CLASS P-2	$ 18.03	111
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.55%	CLASS P-2	$ 16.62	4
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.65%	CLASS P-2	$ 17.28	54
AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	1.70%	CLASS P-2	$ 17.18	37

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.00%	CLASS 4	$ 16.21	3
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.30%	CLASS 4	$ 16.06	16
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	0.65%	CLASS 4	$ 16.25	—
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.00%	CLASS 4	$ 15.10	353
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.10%	CLASS 4	$ 15.04	1,001
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.20%	CLASS 4	$ 14.51	128
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.25%	CLASS 4	$ 14.43	500
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.30%	CLASS 4	$ 15.38	1,230
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.55%	CLASS 4	$ 14.61	17
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.65%	CLASS 4	$ 14.75	320
AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	1.70%	CLASS 4	$ 14.66	265

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	0.65%	CLASS 4	$ 10.89	—
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.30%	CLASS 4	$ 10.17	2,106
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.55%	CLASS 4	$ 9.79	42
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.65%	CLASS 4	$ 9.75	469
AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	1.70%	CLASS 4	$ 9.69	526

BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.00%	CLASS III	$ 17.09	9
BLACKROCK GLOBAL ALLOCATION V.I. FUND	0.30%	CLASS III	$ 16.94	9
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.00%	CLASS III	$ 14.39	443
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.10%	CLASS III	$ 14.34	896
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.20%	CLASS III	$ 15.30	191
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.25%	CLASS III	$ 15.22	1,349
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.30%	CLASS III	$ 18.97	1,703
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.55%	CLASS III	$ 18.26	52
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.65%	CLASS III	$ 17.98	457
BLACKROCK GLOBAL ALLOCATION V.I. FUND	1.70%	CLASS III	$ 17.84	345

The accompanying notes are an integral part of these financial statements.

FSA-42

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.30%	CLASS III	$ 70.33	954
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.55%	CLASS III	$ 67.68	55
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.65%	CLASS III	$ 66.65	171
BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	1.70%	CLASS III	$ 66.14	54

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.30%	CLASS II	$ 26.28	773
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.65%	CLASS II	$ 25.37	60
CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	1.70%	CLASS II	$ 25.24	17

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.30%	CLASS II	$ 16.94	385
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.65%	CLASS II	$ 16.35	41
CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	1.70%	CLASS II	$ 16.27	10

EATON VANCE VT FLOATING-RATE INCOME FUND	0.00%	INITIAL CLASS	$ 14.56	3
EATON VANCE VT FLOATING-RATE INCOME FUND	0.30%	INITIAL CLASS	$ 14.42	1
EATON VANCE VT FLOATING-RATE INCOME FUND	1.00%	INITIAL CLASS	$ 12.96	305
EATON VANCE VT FLOATING-RATE INCOME FUND	1.10%	INITIAL CLASS	$ 12.90	1,791
EATON VANCE VT FLOATING-RATE INCOME FUND	1.20%	INITIAL CLASS	$ 13.03	153
EATON VANCE VT FLOATING-RATE INCOME FUND	1.25%	INITIAL CLASS	$ 12.96	1,253
EATON VANCE VT FLOATING-RATE INCOME FUND	1.30%	INITIAL CLASS	$ 12.83	721
EATON VANCE VT FLOATING-RATE INCOME FUND	1.65%	INITIAL CLASS	$ 12.39	78
EATON VANCE VT FLOATING-RATE INCOME FUND	1.70%	INITIAL CLASS	$ 12.33	61

EQ/400 MANAGED VOLATILITY	1.30%	IB	$ 25.34	160
EQ/400 MANAGED VOLATILITY	1.30%	IB	$ 36.57	474
EQ/400 MANAGED VOLATILITY	1.55%	IB	$ 35.20	216
EQ/400 MANAGED VOLATILITY	1.65%	IB	$ 24.29	68
EQ/400 MANAGED VOLATILITY	1.65%	IB	$ 34.66	236
EQ/400 MANAGED VOLATILITY	1.70%	IB	$ 24.15	23
EQ/400 MANAGED VOLATILITY	1.70%	IB	$ 34.40	5

EQ/500 MANAGED VOLATILITY	0.30%	IB	$ 15.56	7
EQ/500 MANAGED VOLATILITY	1.00%	IB	$ 15.32	190
EQ/500 MANAGED VOLATILITY	1.10%	IB	$ 15.29	826
EQ/500 MANAGED VOLATILITY	1.20%	IB	$ 15.25	39
EQ/500 MANAGED VOLATILITY	1.25%	IB	$ 15.23	443
EQ/500 MANAGED VOLATILITY	1.30%	IB	$ 35.97	279
EQ/500 MANAGED VOLATILITY	1.30%	IB	$ 46.82	969
EQ/500 MANAGED VOLATILITY	1.55%	IB	$ 45.06	387
EQ/500 MANAGED VOLATILITY	1.65%	IB	$ 34.48	95
EQ/500 MANAGED VOLATILITY	1.65%	IB	$ 44.37	528
EQ/500 MANAGED VOLATILITY	1.70%	IB	$ 34.27	33
EQ/500 MANAGED VOLATILITY	1.70%	IB	$ 44.03	22

EQ/2000 MANAGED VOLATILITY	1.30%	IB	$ 21.75	106
EQ/2000 MANAGED VOLATILITY	1.30%	IB	$ 31.09	586
EQ/2000 MANAGED VOLATILITY	1.55%	IB	$ 29.92	266
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$ 20.85	39
EQ/2000 MANAGED VOLATILITY	1.65%	IB	$ 29.47	293
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$ 20.72	8
EQ/2000 MANAGED VOLATILITY	1.70%	IB	$ 29.24	10

EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.30%	IB	$ 13.83	32,504
EQ/AB DYNAMIC AGGRESSIVE GROWTH	1.65%	IB	$ 13.49	770

EQ/AB DYNAMIC GROWTH	1.30%	IB	$ 14.30	48,905
EQ/AB DYNAMIC GROWTH	1.65%	IB	$ 13.82	3,599

The accompanying notes are an integral part of these financial statements.

FSA-43

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AB DYNAMIC GROWTH	1.70%	IB	$ 13.75	1,390

EQ/AB DYNAMIC MODERATE GROWTH	1.00%	IB	$ 13.80	209
EQ/AB DYNAMIC MODERATE GROWTH	1.10%	IB	$ 13.75	659
EQ/AB DYNAMIC MODERATE GROWTH	1.20%	IB	$ 14.81	44
EQ/AB DYNAMIC MODERATE GROWTH	1.25%	IB	$ 14.73	343
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$ 15.94	1,740
EQ/AB DYNAMIC MODERATE GROWTH	1.30%	IB	$ 16.71	66,065
EQ/AB DYNAMIC MODERATE GROWTH	1.55%	IB	$ 16.13	2,885
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$ 15.28	415
EQ/AB DYNAMIC MODERATE GROWTH	1.65%	IB	$ 15.90	10,290
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$ 15.19	82
EQ/AB DYNAMIC MODERATE GROWTH	1.70%	IB	$ 15.79	5,457

EQ/AB SHORT DURATION GOVERNMENT BOND	0.30%	IB	$ 10.71	6
EQ/AB SHORT DURATION GOVERNMENT BOND	1.00%	IB	$ 10.06	367
EQ/AB SHORT DURATION GOVERNMENT BOND	1.10%	IB	$ 10.02	1,006
EQ/AB SHORT DURATION GOVERNMENT BOND	1.20%	IB	$ 9.68	49
EQ/AB SHORT DURATION GOVERNMENT BOND	1.25%	IB	$ 9.62	923

EQ/AB SMALL CAP GROWTH	0.30%	IB	$ 24.16	39
EQ/AB SMALL CAP GROWTH	0.65%	IB	$ 37.70	—
EQ/AB SMALL CAP GROWTH	1.00%	IB	$ 19.98	382
EQ/AB SMALL CAP GROWTH	1.10%	IB	$ 19.90	1,086
EQ/AB SMALL CAP GROWTH	1.20%	IB	$ 21.83	92
EQ/AB SMALL CAP GROWTH	1.25%	IB	$ 21.71	359
EQ/AB SMALL CAP GROWTH	1.30%	IB	$ 45.15	1,065
EQ/AB SMALL CAP GROWTH	1.30%	IB	$ 50.43	49
EQ/AB SMALL CAP GROWTH	1.55%	IB	$ 43.45	63
EQ/AB SMALL CAP GROWTH	1.55%	IB	$ 60.05	10
EQ/AB SMALL CAP GROWTH	1.65%	IB	$ 42.78	227
EQ/AB SMALL CAP GROWTH	1.65%	IB	$ 46.91	33
EQ/AB SMALL CAP GROWTH	1.70%	IB	$ 42.46	188
EQ/AB SMALL CAP GROWTH	1.70%	IB	$ 57.57	3

EQ/AB SUSTAINABLE U.S. THEMATIC	1.00%	IB	$ 11.09	20
EQ/AB SUSTAINABLE U.S. THEMATIC	1.30%	IB	$ 13.54	—

EQ/AGGRESSIVE ALLOCATION	0.30%	IB	$ 22.49	9
EQ/AGGRESSIVE ALLOCATION	1.00%	IB	$ 18.61	346
EQ/AGGRESSIVE ALLOCATION	1.10%	IB	$ 18.53	439
EQ/AGGRESSIVE ALLOCATION	1.20%	IB	$ 20.32	31
EQ/AGGRESSIVE ALLOCATION	1.25%	IB	$ 20.21	417
EQ/AGGRESSIVE ALLOCATION	1.30%	IB	$ 28.75	368
EQ/AGGRESSIVE ALLOCATION	1.55%	IB	$ 27.66	43
EQ/AGGRESSIVE ALLOCATION	1.65%	IB	$ 27.24	60
EQ/AGGRESSIVE ALLOCATION	1.70%	IB	$ 27.03	3

EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$ 14.76	115
EQ/AGGRESSIVE GROWTH STRATEGY	1.30%	IB	$ 24.61	134,995
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$ 14.59	42
EQ/AGGRESSIVE GROWTH STRATEGY	1.55%	IB	$ 23.83	1,186
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$ 14.52	96
EQ/AGGRESSIVE GROWTH STRATEGY	1.65%	IB	$ 23.52	14,426
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$ 14.49	3

The accompanying notes are an integral part of these financial statements.

FSA-44

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/AGGRESSIVE GROWTH STRATEGY	1.70%	IB	$ 23.37	9,553

EQ/ALL ASSET GROWTH ALLOCATION	0.30%	IB	$ 15.94	29
EQ/ALL ASSET GROWTH ALLOCATION	1.00%	IB	$ 15.05	407
EQ/ALL ASSET GROWTH ALLOCATION	1.10%	IB	$ 14.99	2,602
EQ/ALL ASSET GROWTH ALLOCATION	1.20%	IB	$ 14.87	979
EQ/ALL ASSET GROWTH ALLOCATION	1.25%	IB	$ 14.81	2,217
EQ/ALL ASSET GROWTH ALLOCATION	1.30%	IB	$ 22.16	1,695
EQ/ALL ASSET GROWTH ALLOCATION	1.55%	IB	$ 21.32	16
EQ/ALL ASSET GROWTH ALLOCATION	1.65%	IB	$ 21.00	307
EQ/ALL ASSET GROWTH ALLOCATION	1.70%	IB	$ 20.84	207

EQ/AMERICAN CENTURY MID CAP VALUE	0.30%	IB	$ 24.54	12
EQ/AMERICAN CENTURY MID CAP VALUE	0.65%	IB	$ 35.85	—
EQ/AMERICAN CENTURY MID CAP VALUE	1.00%	IB	$ 18.83	385
EQ/AMERICAN CENTURY MID CAP VALUE	1.10%	IB	$ 18.76	1,523
EQ/AMERICAN CENTURY MID CAP VALUE	1.20%	IB	$ 22.17	152
EQ/AMERICAN CENTURY MID CAP VALUE	1.25%	IB	$ 22.05	459
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$ 15.81	125
EQ/AMERICAN CENTURY MID CAP VALUE	1.30%	IB	$ 38.02	1,440
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$ 15.63	18
EQ/AMERICAN CENTURY MID CAP VALUE	1.55%	IB	$ 36.59	33
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$ 15.56	48
EQ/AMERICAN CENTURY MID CAP VALUE	1.65%	IB	$ 36.03	311
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$ 15.52	12
EQ/AMERICAN CENTURY MID CAP VALUE	1.70%	IB	$ 35.76	194

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.00%	IB	$ 12.37	1
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.30%	IB	$ 12.78	7,152
EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	1.65%	IB	$ 12.52	102

EQ/BALANCED STRATEGY	1.30%	IB	$ 18.69	79,450
EQ/BALANCED STRATEGY	1.30%	IB	$ 20.88	5,524
EQ/BALANCED STRATEGY	1.55%	IB	$ 17.98	2,964
EQ/BALANCED STRATEGY	1.55%	IB	$ 20.07	352
EQ/BALANCED STRATEGY	1.65%	IB	$ 17.71	11,468
EQ/BALANCED STRATEGY	1.65%	IB	$ 19.75	1,071
EQ/BALANCED STRATEGY	1.70%	IB	$ 17.58	4,564
EQ/BALANCED STRATEGY	1.70%	IB	$ 19.59	139

EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$ 60.96	67
EQ/CAPITAL GROUP RESEARCH	1.30%	IB	$ 61.24	58
EQ/CAPITAL GROUP RESEARCH	1.55%	IB	$ 55.50	10
EQ/CAPITAL GROUP RESEARCH	1.55%	IB	$ 58.66	13
EQ/CAPITAL GROUP RESEARCH	1.65%	IB	$ 56.90	38
EQ/CAPITAL GROUP RESEARCH	1.65%	IB	$ 57.77	34
EQ/CAPITAL GROUP RESEARCH	1.70%	IB	$ 53.38	10
EQ/CAPITAL GROUP RESEARCH	1.70%	IB	$ 57.33	35

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	0.00%	IB	$ 24.62	2
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.00%	IB	$ 23.30	185
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.10%	IB	$ 23.21	561
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.25%	IB	$ 22.99	186
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$ 22.92	262
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$ 42.92	732

The accompanying notes are an integral part of these financial statements.

FSA-45

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.30%	IB	$ 69.95	47
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	IB	$ 41.43	93
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.55%	IB	$ 48.53	20
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$ 22.42	21
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$ 40.85	206
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.65%	IB	$ 65.01	21
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	IB	$ 40.57	168
EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	1.70%	IB	$ 46.64	2

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.00%	IB	$ 21.65	161
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.10%	IB	$ 21.56	255
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.25%	IB	$ 21.36	82
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$ 21.29	194
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$ 33.13	36
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.30%	IB	$ 42.05	11
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$ 31.63	2
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.55%	IB	$ 40.47	3
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$ 20.83	5
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$ 31.04	27
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.65%	IB	$ 39.85	8
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$ 30.76	12
EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	1.70%	IB	$ 39.55	1

EQ/COMMON STOCK INDEX	1.30%	IA	$ 52.16	1,267
EQ/COMMON STOCK INDEX	1.55%	IA	$ 50.20	23
EQ/COMMON STOCK INDEX	1.65%	IA	$ 49.43	203
EQ/COMMON STOCK INDEX	1.70%	IA	$ 49.06	99
EQ/COMMON STOCK INDEX	0.00%	IB	$ 34.96	3
EQ/COMMON STOCK INDEX	1.00%	IB	$ 26.75	654
EQ/COMMON STOCK INDEX	1.10%	IB	$ 26.65	728
EQ/COMMON STOCK INDEX	1.20%	IB	$ 31.31	54
EQ/COMMON STOCK INDEX	1.25%	IB	$ 31.13	395

EQ/CONSERVATIVE ALLOCATION	1.00%	IB	$ 10.28	887
EQ/CONSERVATIVE ALLOCATION	1.10%	IB	$ 10.23	1,359
EQ/CONSERVATIVE ALLOCATION	1.20%	IB	$ 10.19	200
EQ/CONSERVATIVE ALLOCATION	1.25%	IB	$ 10.16	2,075

EQ/CONSERVATIVE GROWTH STRATEGY	0.65%	IB	$ 16.52	7
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$ 16.37	43,249
EQ/CONSERVATIVE GROWTH STRATEGY	1.30%	IB	$ 18.14	1,223
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$ 15.75	1,714
EQ/CONSERVATIVE GROWTH STRATEGY	1.55%	IB	$ 17.43	99
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$ 15.51	4,904
EQ/CONSERVATIVE GROWTH STRATEGY	1.65%	IB	$ 17.16	256
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$ 15.39	1,527
EQ/CONSERVATIVE GROWTH STRATEGY	1.70%	IB	$ 17.02	26

EQ/CONSERVATIVE STRATEGY	1.30%	IB	$ 12.49	29,118
EQ/CONSERVATIVE STRATEGY	1.30%	IB	$ 13.32	669
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$ 12.02	987
EQ/CONSERVATIVE STRATEGY	1.55%	IB	$ 12.80	83
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$ 11.83	3,589
EQ/CONSERVATIVE STRATEGY	1.65%	IB	$ 12.60	91
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$ 11.74	1,467

The accompanying notes are an integral part of these financial statements.

FSA-46

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/CONSERVATIVE STRATEGY	1.70%	IB	$ 12.50	26

EQ/CORE BOND INDEX	0.00%	IB	$ 11.07	5
EQ/CORE BOND INDEX	0.30%	IB	$ 10.97	217
EQ/CORE BOND INDEX	0.65%	IB	$ 10.84	4
EQ/CORE BOND INDEX	1.00%	IB	$ 9.95	1,086
EQ/CORE BOND INDEX	1.10%	IB	$ 9.91	2,776
EQ/CORE BOND INDEX	1.20%	IB	$ 9.91	116
EQ/CORE BOND INDEX	1.25%	IB	$ 9.86	3,273
EQ/CORE BOND INDEX	1.30%	IB	$ 10.49	7,619
EQ/CORE BOND INDEX	1.30%	IB	$ 10.63	1,149
EQ/CORE BOND INDEX	1.55%	IB	$ 10.09	2,770
EQ/CORE BOND INDEX	1.55%	IB	$ 13.18	188
EQ/CORE BOND INDEX	1.65%	IB	$ 9.88	920
EQ/CORE BOND INDEX	1.65%	IB	$ 9.94	3,256
EQ/CORE BOND INDEX	1.70%	IB	$ 9.86	672
EQ/CORE BOND INDEX	1.70%	IB	$ 12.65	58

EQ/CORE PLUS BOND	0.00%	IB	$ 10.88	4
EQ/CORE PLUS BOND	0.30%	IB	$ 10.81	2
EQ/CORE PLUS BOND	1.00%	IB	$ 10.65	347
EQ/CORE PLUS BOND	1.10%	IB	$ 10.62	824
EQ/CORE PLUS BOND	1.20%	IB	$ 10.60	38
EQ/CORE PLUS BOND	1.25%	IB	$ 10.59	563
EQ/CORE PLUS BOND	1.30%	IB	$ 8.42	3,201
EQ/CORE PLUS BOND	1.30%	IB	$ 11.56	71
EQ/CORE PLUS BOND	1.55%	IB	$ 8.35	102
EQ/CORE PLUS BOND	1.55%	IB	$ 27.70	9
EQ/CORE PLUS BOND	1.65%	IB	$ 8.32	600
EQ/CORE PLUS BOND	1.65%	IB	$ 10.81	25
EQ/CORE PLUS BOND	1.70%	IB	$ 8.30	475
EQ/CORE PLUS BOND	1.70%	IB	$ 26.14	1

EQ/EMERGING MARKETS EQUITY PLUS	0.65%	IB	$ 11.05	—
EQ/EMERGING MARKETS EQUITY PLUS	1.00%	IB	$ 10.60	71
EQ/EMERGING MARKETS EQUITY PLUS	1.10%	IB	$ 10.56	105
EQ/EMERGING MARKETS EQUITY PLUS	1.20%	IB	$ 10.63	8
EQ/EMERGING MARKETS EQUITY PLUS	1.25%	IB	$ 10.57	154
EQ/EMERGING MARKETS EQUITY PLUS	1.30%	IB	$ 10.12	254
EQ/EMERGING MARKETS EQUITY PLUS	1.55%	IB	$ 9.94	6
EQ/EMERGING MARKETS EQUITY PLUS	1.65%	IB	$ 9.70	29
EQ/EMERGING MARKETS EQUITY PLUS	1.70%	IB	$ 9.64	33

EQ/EQUITY 500 INDEX	1.30%	IA	$ 54.45	4,160
EQ/EQUITY 500 INDEX	1.55%	IA	$ 52.40	198
EQ/EQUITY 500 INDEX	1.65%	IA	$ 51.60	867
EQ/EQUITY 500 INDEX	1.70%	IA	$ 51.21	860
EQ/EQUITY 500 INDEX	0.00%	IB	$ 37.27	17
EQ/EQUITY 500 INDEX	0.30%	IB	$ 36.93	73
EQ/EQUITY 500 INDEX	1.00%	IB	$ 28.37	2,220
EQ/EQUITY 500 INDEX	1.10%	IB	$ 28.25	5,838
EQ/EQUITY 500 INDEX	1.20%	IB	$ 33.37	329
EQ/EQUITY 500 INDEX	1.25%	IB	$ 33.19	3,654

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	0.30%	IB	$ 36.43	20

The accompanying notes are an integral part of these financial statements.

FSA-47

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.00%	IB	$ 27.95	207
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.10%	IB	$ 27.84	801
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.20%	IB	$ 32.92	172
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.25%	IB	$ 32.74	599
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.30%	IB	$ 52.96	1,970
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.55%	IB	$ 50.97	79
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.65%	IB	$ 50.19	466
EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	1.70%	IB	$ 49.81	259

EQ/FRANKLIN MODERATE ALLOCATION	1.30%	IB	$ 13.09	15,308
EQ/FRANKLIN MODERATE ALLOCATION	1.65%	IB	$ 12.68	983
EQ/FRANKLIN MODERATE ALLOCATION	1.70%	IB	$ 12.63	20

EQ/FRANKLIN RISING DIVIDENDS	0.30%	IB	$ 29.52	5
EQ/FRANKLIN RISING DIVIDENDS	1.00%	IB	$ 24.16	412
EQ/FRANKLIN RISING DIVIDENDS	1.10%	IB	$ 24.07	1,488
EQ/FRANKLIN RISING DIVIDENDS	1.20%	IB	$ 26.67	130
EQ/FRANKLIN RISING DIVIDENDS	1.25%	IB	$ 26.52	1,077
EQ/FRANKLIN RISING DIVIDENDS	1.30%	IB	$ 30.62	2,294
EQ/FRANKLIN RISING DIVIDENDS	1.55%	IB	$ 28.07	31
EQ/FRANKLIN RISING DIVIDENDS	1.65%	IB	$ 29.35	316
EQ/FRANKLIN RISING DIVIDENDS	1.70%	IB	$ 29.18	309

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$ 24.61	78
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.30%	IB	$ 32.22	26
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 23.50	15
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 31.00	5
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 23.06	63
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 30.53	17
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 22.85	4
EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 30.30	1

EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$ 23.94	87
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.30%	IB	$ 50.79	40
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$ 23.03	21
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.55%	IB	$ 36.19	22
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$ 22.68	27
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.65%	IB	$ 47.24	22
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$ 22.51	9
EQ/GLOBAL EQUITY MANAGED VOLATILITY	1.70%	IB	$ 34.71	3

EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.00%	IB	$ 12.54	39
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.25%	IB	$ 12.50	3
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.30%	IB	$ 13.92	23,345
EQ/GOLDMAN SACHS GROWTH ALLOCATION	1.65%	IB	$ 13.63	412

EQ/GOLDMAN SACHS MID CAP VALUE	0.00%	IB	$ 13.22	2
EQ/GOLDMAN SACHS MID CAP VALUE	1.00%	IB	$ 13.07	13
EQ/GOLDMAN SACHS MID CAP VALUE	1.25%	IB	$ 13.03	4
EQ/GOLDMAN SACHS MID CAP VALUE	1.30%	IB	$ 37.21	406
EQ/GOLDMAN SACHS MID CAP VALUE	1.55%	IB	$ 35.81	24
EQ/GOLDMAN SACHS MID CAP VALUE	1.65%	IB	$ 35.26	113
EQ/GOLDMAN SACHS MID CAP VALUE	1.70%	IB	$ 34.99	85

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.00%	IB	$ 12.10	1
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.30%	IB	$ 13.58	42,013

The accompanying notes are an integral part of these financial statements.

FSA-48

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.65%	IB	$ 13.13	3,113
EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	1.70%	IB	$ 13.06	763

EQ/GROWTH STRATEGY	0.65%	IB	$ 24.12	3
EQ/GROWTH STRATEGY	1.30%	IB	$ 24.30	109,135
EQ/GROWTH STRATEGY	1.30%	IB	$ 28.13	11,114
EQ/GROWTH STRATEGY	1.55%	IB	$ 23.38	1,506
EQ/GROWTH STRATEGY	1.55%	IB	$ 27.03	700
EQ/GROWTH STRATEGY	1.65%	IB	$ 23.03	11,773
EQ/GROWTH STRATEGY	1.65%	IB	$ 26.61	2,959
EQ/GROWTH STRATEGY	1.70%	IB	$ 22.85	9,650
EQ/GROWTH STRATEGY	1.70%	IB	$ 26.40	715

EQ/INTERMEDIATE CORPORATE BOND	1.00%	IB	$ 11.16	14
EQ/INTERMEDIATE CORPORATE BOND	1.25%	IB	$ 11.13	4

EQ/INTERMEDIATE GOVERNMENT BOND	0.00%	IB	$ 10.49	33
EQ/INTERMEDIATE GOVERNMENT BOND	0.30%	IB	$ 10.39	30
EQ/INTERMEDIATE GOVERNMENT BOND	0.65%	IB	$ 10.06	2
EQ/INTERMEDIATE GOVERNMENT BOND	1.00%	IB	$ 9.53	634
EQ/INTERMEDIATE GOVERNMENT BOND	1.10%	IB	$ 9.50	1,401
EQ/INTERMEDIATE GOVERNMENT BOND	1.20%	IB	$ 9.39	145
EQ/INTERMEDIATE GOVERNMENT BOND	1.25%	IB	$ 9.34	1,567
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$ 9.59	3,268
EQ/INTERMEDIATE GOVERNMENT BOND	1.30%	IB	$ 10.36	451
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$ 9.23	1,061
EQ/INTERMEDIATE GOVERNMENT BOND	1.55%	IB	$ 17.68	68
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$ 9.09	1,249
EQ/INTERMEDIATE GOVERNMENT BOND	1.65%	IB	$ 9.67	102
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$ 9.02	118
EQ/INTERMEDIATE GOVERNMENT BOND	1.70%	IB	$ 16.80	6

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$ 15.08	179
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.30%	IB	$ 20.98	85
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$ 14.52	7
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.55%	IB	$ 16.84	40
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$ 14.30	35
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.65%	IB	$ 19.50	46
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$ 14.19	7
EQ/INTERNATIONAL CORE MANAGED VOLATILITY	1.70%	IB	$ 16.19	15

EQ/INTERNATIONAL EQUITY INDEX	1.30%	IA	$ 16.23	1,064
EQ/INTERNATIONAL EQUITY INDEX	1.55%	IA	$ 15.62	53
EQ/INTERNATIONAL EQUITY INDEX	1.65%	IA	$ 15.38	424
EQ/INTERNATIONAL EQUITY INDEX	1.70%	IA	$ 15.26	490
EQ/INTERNATIONAL EQUITY INDEX	0.00%	IB	$ 14.91	13
EQ/INTERNATIONAL EQUITY INDEX	0.30%	IB	$ 14.77	24
EQ/INTERNATIONAL EQUITY INDEX	1.00%	IB	$ 13.30	485
EQ/INTERNATIONAL EQUITY INDEX	1.10%	IB	$ 13.24	1,059
EQ/INTERNATIONAL EQUITY INDEX	1.20%	IB	$ 13.35	118
EQ/INTERNATIONAL EQUITY INDEX	1.25%	IB	$ 13.27	1,011

EQ/INTERNATIONAL MANAGED VOLATILITY	0.65%	IB	$ 15.03	—
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$ 14.22	73
EQ/INTERNATIONAL MANAGED VOLATILITY	1.30%	IB	$ 14.45	1,786
EQ/INTERNATIONAL MANAGED VOLATILITY	1.55%	IB	$ 13.90	846
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$ 13.63	51

The accompanying notes are an integral part of these financial statements.

FSA-49

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/INTERNATIONAL MANAGED VOLATILITY	1.65%	IB	$ 13.69	958
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$ 13.55	30
EQ/INTERNATIONAL MANAGED VOLATILITY	1.70%	IB	$ 13.59	34

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.30%	IB	$ 13.96	67
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.55%	IB	$ 13.43	17
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.65%	IB	$ 13.23	15
EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	1.70%	IB	$ 13.13	4

EQ/INVESCO COMSTOCK	1.00%	IB	$ 12.81	4
EQ/INVESCO COMSTOCK	1.30%	IB	$ 35.52	53
EQ/INVESCO COMSTOCK	1.30%	IB	$ 40.28	795
EQ/INVESCO COMSTOCK	1.55%	IB	$ 33.80	15
EQ/INVESCO COMSTOCK	1.55%	IB	$ 38.76	30
EQ/INVESCO COMSTOCK	1.65%	IB	$ 33.13	38
EQ/INVESCO COMSTOCK	1.65%	IB	$ 38.17	173
EQ/INVESCO COMSTOCK	1.70%	IB	$ 32.80	4
EQ/INVESCO COMSTOCK	1.70%	IB	$ 37.88	102

EQ/INVESCO GLOBAL	1.00%	IB	$ 20.25	125
EQ/INVESCO GLOBAL	1.10%	IB	$ 20.16	727
EQ/INVESCO GLOBAL	1.20%	IB	$ 22.52	58
EQ/INVESCO GLOBAL	1.25%	IB	$ 22.40	268
EQ/INVESCO GLOBAL	1.30%	IB	$ 30.33	66
EQ/INVESCO GLOBAL	1.30%	IB	$ 33.52	1,055
EQ/INVESCO GLOBAL	1.55%	IB	$ 28.95	8
EQ/INVESCO GLOBAL	1.55%	IB	$ 32.26	27
EQ/INVESCO GLOBAL	1.65%	IB	$ 28.42	112
EQ/INVESCO GLOBAL	1.65%	IB	$ 31.77	208
EQ/INVESCO GLOBAL	1.70%	IB	$ 28.16	4
EQ/INVESCO GLOBAL	1.70%	IB	$ 31.53	160

EQ/INVESCO GLOBAL REAL ASSETS	0.00%	IB	$ 14.72	3
EQ/INVESCO GLOBAL REAL ASSETS	0.30%	IB	$ 14.59	2
EQ/INVESCO GLOBAL REAL ASSETS	1.00%	IB	$ 11.94	70
EQ/INVESCO GLOBAL REAL ASSETS	1.10%	IB	$ 11.89	446
EQ/INVESCO GLOBAL REAL ASSETS	1.20%	IB	$ 13.18	90
EQ/INVESCO GLOBAL REAL ASSETS	1.25%	IB	$ 13.11	197
EQ/INVESCO GLOBAL REAL ASSETS	1.30%	IB	$ 19.01	896
EQ/INVESCO GLOBAL REAL ASSETS	1.55%	IB	$ 18.30	60
EQ/INVESCO GLOBAL REAL ASSETS	1.65%	IB	$ 18.02	317
EQ/INVESCO GLOBAL REAL ASSETS	1.70%	IB	$ 17.88	241

EQ/INVESCO MODERATE ALLOCATION	1.30%	IB	$ 12.92	20,850
EQ/INVESCO MODERATE ALLOCATION	1.65%	IB	$ 12.49	1,580
EQ/INVESCO MODERATE ALLOCATION	1.70%	IB	$ 12.43	399

EQ/INVESCO MODERATE GROWTH ALLOCATION	1.30%	IB	$ 13.62	17,667
EQ/INVESCO MODERATE GROWTH ALLOCATION	1.65%	IB	$ 13.34	246

EQ/JANUS ENTERPRISE	0.30%	IB	$ 24.59	2
EQ/JANUS ENTERPRISE	1.00%	IB	$ 20.56	295
EQ/JANUS ENTERPRISE	1.10%	IB	$ 20.48	681
EQ/JANUS ENTERPRISE	1.20%	IB	$ 22.22	35
EQ/JANUS ENTERPRISE	1.25%	IB	$ 22.09	251
EQ/JANUS ENTERPRISE	1.30%	IB	$ 36.92	934
EQ/JANUS ENTERPRISE	1.30%	IB	$ 46.77	139

The accompanying notes are an integral part of these financial statements.

FSA-50

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/JANUS ENTERPRISE	1.55%	IB	$ 35.53	93
EQ/JANUS ENTERPRISE	1.55%	IB	$ 44.50	37
EQ/JANUS ENTERPRISE	1.65%	IB	$ 34.99	257
EQ/JANUS ENTERPRISE	1.65%	IB	$ 43.62	66
EQ/JANUS ENTERPRISE	1.70%	IB	$ 34.72	144
EQ/JANUS ENTERPRISE	1.70%	IB	$ 43.18	13

EQ/JPMORGAN GROWTH ALLOCATION	1.00%	IB	$ 12.17	48
EQ/JPMORGAN GROWTH ALLOCATION	1.30%	IB	$ 13.78	35,479
EQ/JPMORGAN GROWTH ALLOCATION	1.65%	IB	$ 13.44	589

EQ/JPMORGAN GROWTH STOCK	0.00%	IB	$ 39.89	7
EQ/JPMORGAN GROWTH STOCK	0.30%	IB	$ 39.53	8
EQ/JPMORGAN GROWTH STOCK	1.00%	IB	$ 30.05	899
EQ/JPMORGAN GROWTH STOCK	1.10%	IB	$ 29.93	2,782
EQ/JPMORGAN GROWTH STOCK	1.20%	IB	$ 35.72	154
EQ/JPMORGAN GROWTH STOCK	1.25%	IB	$ 35.52	1,141
EQ/JPMORGAN GROWTH STOCK	1.30%	IB	$ 32.49	204
EQ/JPMORGAN GROWTH STOCK	1.30%	IB	$ 62.37	2,293
EQ/JPMORGAN GROWTH STOCK	1.55%	IB	$ 60.03	77
EQ/JPMORGAN GROWTH STOCK	1.55%	IB	$ 77.43	17
EQ/JPMORGAN GROWTH STOCK	1.65%	IB	$ 59.11	453
EQ/JPMORGAN GROWTH STOCK	1.65%	IB	$ 74.61	47
EQ/JPMORGAN GROWTH STOCK	1.70%	IB	$ 58.66	289
EQ/JPMORGAN GROWTH STOCK	1.70%	IB	$ 73.25	6

EQ/JPMORGAN VALUE OPPORTUNITIES	0.00%	IB	$ 19.66	5
EQ/JPMORGAN VALUE OPPORTUNITIES	0.30%	IB	$ 19.48	13
EQ/JPMORGAN VALUE OPPORTUNITIES	1.00%	IB	$ 18.60	1,092
EQ/JPMORGAN VALUE OPPORTUNITIES	1.10%	IB	$ 18.53	1,599
EQ/JPMORGAN VALUE OPPORTUNITIES	1.20%	IB	$ 12.74	35
EQ/JPMORGAN VALUE OPPORTUNITIES	1.25%	IB	$ 18.35	912
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$ 12.71	186
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$ 18.29	959
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$ 43.09	202
EQ/JPMORGAN VALUE OPPORTUNITIES	1.30%	IB	$ 46.12	62
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IB	$ 41.47	39
EQ/JPMORGAN VALUE OPPORTUNITIES	1.55%	IB	$ 47.57	7
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$ 12.61	25
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$ 17.89	50
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$ 40.83	197
EQ/JPMORGAN VALUE OPPORTUNITIES	1.65%	IB	$ 42.90	29
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$ 12.60	189
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$ 40.52	5
EQ/JPMORGAN VALUE OPPORTUNITIES	1.70%	IB	$ 45.61	8

EQ/LARGE CAP CORE MANAGED VOLATILITY	1.30%	IB	$ 49.71	42
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.55%	IB	$ 36.12	11
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.65%	IB	$ 46.20	57
EQ/LARGE CAP CORE MANAGED VOLATILITY	1.70%	IB	$ 34.72	19

EQ/LARGE CAP GROWTH INDEX	0.00%	IB	$ 50.27	1
EQ/LARGE CAP GROWTH INDEX	0.30%	IB	$ 49.81	4
EQ/LARGE CAP GROWTH INDEX	0.65%	IB	$ 72.12	—
EQ/LARGE CAP GROWTH INDEX	1.00%	IB	$ 37.50	480
EQ/LARGE CAP GROWTH INDEX	1.10%	IB	$ 37.35	1,167

The accompanying notes are an integral part of these financial statements.

FSA-51

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LARGE CAP GROWTH INDEX	1.20%	IB	$ 45.01	61
EQ/LARGE CAP GROWTH INDEX	1.25%	IB	$ 44.76	599
EQ/LARGE CAP GROWTH INDEX	1.30%	IB	$ 76.06	857
EQ/LARGE CAP GROWTH INDEX	1.55%	IB	$ 73.20	35
EQ/LARGE CAP GROWTH INDEX	1.65%	IB	$ 72.08	165
EQ/LARGE CAP GROWTH INDEX	1.70%	IB	$ 71.53	127

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$ 60.60	51
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.30%	IB	$ 70.75	99
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$ 58.32	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.55%	IB	$ 76.94	20
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$ 57.43	11
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.65%	IB	$ 65.81	42
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$ 56.99	9
EQ/LARGE CAP GROWTH MANAGED VOLATILITY	1.70%	IB	$ 73.77	5

EQ/LARGE CAP VALUE INDEX	0.30%	IB	$ 23.97	40
EQ/LARGE CAP VALUE INDEX	1.00%	IB	$ 18.88	531
EQ/LARGE CAP VALUE INDEX	1.10%	IB	$ 18.80	691
EQ/LARGE CAP VALUE INDEX	1.20%	IB	$ 21.66	104
EQ/LARGE CAP VALUE INDEX	1.25%	IB	$ 21.54	648
EQ/LARGE CAP VALUE INDEX	1.30%	IB	$ 35.24	622
EQ/LARGE CAP VALUE INDEX	1.55%	IB	$ 33.91	28
EQ/LARGE CAP VALUE INDEX	1.65%	IB	$ 33.39	195
EQ/LARGE CAP VALUE INDEX	1.70%	IB	$ 33.14	152

EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$ 31.21	144
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.30%	IB	$ 33.65	337
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 32.38	13
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 34.49	23
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 29.02	59
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 31.89	61
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 31.64	31
EQ/LARGE CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 33.10	9

EQ/LAZARD EMERGING MARKETS EQUITY	0.00%	IB	$ 12.39	6
EQ/LAZARD EMERGING MARKETS EQUITY	0.30%	IB	$ 12.28	14
EQ/LAZARD EMERGING MARKETS EQUITY	1.00%	IB	$ 11.85	189
EQ/LAZARD EMERGING MARKETS EQUITY	1.10%	IB	$ 11.81	686
EQ/LAZARD EMERGING MARKETS EQUITY	1.20%	IB	$ 11.09	122
EQ/LAZARD EMERGING MARKETS EQUITY	1.25%	IB	$ 11.03	452
EQ/LAZARD EMERGING MARKETS EQUITY	1.30%	IB	$ 13.47	1,652
EQ/LAZARD EMERGING MARKETS EQUITY	1.55%	IB	$ 12.96	140
EQ/LAZARD EMERGING MARKETS EQUITY	1.65%	IB	$ 12.76	465
EQ/LAZARD EMERGING MARKETS EQUITY	1.70%	IB	$ 12.67	309

EQ/LONG-TERM BOND	1.00%	IB	$ 11.09	12

EQ/LOOMIS SAYLES GROWTH	0.30%	IB	$ 47.10	—
EQ/LOOMIS SAYLES GROWTH	1.00%	IB	$ 35.99	227
EQ/LOOMIS SAYLES GROWTH	1.10%	IB	$ 35.85	993
EQ/LOOMIS SAYLES GROWTH	1.20%	IB	$ 42.56	77
EQ/LOOMIS SAYLES GROWTH	1.25%	IB	$ 42.33	529
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$ 60.00	58
EQ/LOOMIS SAYLES GROWTH	1.30%	IB	$ 62.80	1,257
EQ/LOOMIS SAYLES GROWTH	1.55%	IB	$ 58.02	5

The accompanying notes are an integral part of these financial statements.

FSA-52

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/LOOMIS SAYLES GROWTH	1.55%	IB	$ 60.43	26
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$ 57.24	9
EQ/LOOMIS SAYLES GROWTH	1.65%	IB	$ 59.51	224
EQ/LOOMIS SAYLES GROWTH	1.70%	IB	$ 56.86	3
EQ/LOOMIS SAYLES GROWTH	1.70%	IB	$ 59.06	157

EQ/MFS INTERNATIONAL GROWTH	0.00%	IB	$ 19.28	1
EQ/MFS INTERNATIONAL GROWTH	0.30%	IB	$ 19.11	8
EQ/MFS INTERNATIONAL GROWTH	1.00%	IB	$ 17.16	433
EQ/MFS INTERNATIONAL GROWTH	1.10%	IB	$ 17.09	1,282
EQ/MFS INTERNATIONAL GROWTH	1.20%	IB	$ 17.26	111
EQ/MFS INTERNATIONAL GROWTH	1.25%	IB	$ 17.17	565
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$ 13.10	190
EQ/MFS INTERNATIONAL GROWTH	1.30%	IB	$ 23.12	1,783
EQ/MFS INTERNATIONAL GROWTH	1.55%	IB	$ 22.25	66
EQ/MFS INTERNATIONAL GROWTH	1.55%	IB	$ 28.07	16
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$ 21.91	312
EQ/MFS INTERNATIONAL GROWTH	1.65%	IB	$ 27.51	36
EQ/MFS INTERNATIONAL GROWTH	1.70%	IB	$ 21.74	237
EQ/MFS INTERNATIONAL GROWTH	1.70%	IB	$ 27.24	14

EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.00%	IB	$ 20.27	4
EQ/MFS INTERNATIONAL INTRINSIC VALUE	0.30%	IB	$ 20.08	6
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.00%	IB	$ 16.52	414
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.10%	IB	$ 16.45	2,307
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.20%	IB	$ 18.15	247
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.25%	IB	$ 18.04	1,161
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.30%	IB	$ 26.68	2,407
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.55%	IB	$ 25.67	95
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.65%	IB	$ 25.28	574
EQ/MFS INTERNATIONAL INTRINSIC VALUE	1.70%	IB	$ 25.09	504

EQ/MFS MID CAP FOCUSED GROWTH	0.65%	IB	$ 42.32	—
EQ/MFS MID CAP FOCUSED GROWTH	1.30%	IB	$ 48.54	857
EQ/MFS MID CAP FOCUSED GROWTH	1.55%	IB	$ 46.71	32
EQ/MFS MID CAP FOCUSED GROWTH	1.65%	IB	$ 46.00	146
EQ/MFS MID CAP FOCUSED GROWTH	1.70%	IB	$ 45.65	120

EQ/MFS TECHNOLOGY	0.00%	IB	$ 26.72	4
EQ/MFS TECHNOLOGY	0.30%	IB	$ 26.48	56
EQ/MFS TECHNOLOGY	1.00%	IB	$ 25.29	472
EQ/MFS TECHNOLOGY	1.10%	IB	$ 25.19	1,375
EQ/MFS TECHNOLOGY	1.20%	IB	$ 19.18	235
EQ/MFS TECHNOLOGY	1.25%	IB	$ 24.95	606
EQ/MFS TECHNOLOGY	1.30%	IB	$ 89.11	1,126
EQ/MFS TECHNOLOGY	1.55%	IB	$ 85.76	106
EQ/MFS TECHNOLOGY	1.65%	IB	$ 84.45	236
EQ/MFS TECHNOLOGY	1.70%	IB	$ 83.80	157

EQ/MFS UTILITIES SERIES	0.30%	IB	$ 19.35	7
EQ/MFS UTILITIES SERIES	1.00%	IB	$ 15.57	213
EQ/MFS UTILITIES SERIES	1.10%	IB	$ 15.50	384
EQ/MFS UTILITIES SERIES	1.20%	IB	$ 17.49	84
EQ/MFS UTILITIES SERIES	1.25%	IB	$ 17.39	245
EQ/MFS UTILITIES SERIES	1.30%	IB	$ 28.64	804
EQ/MFS UTILITIES SERIES	1.55%	IB	$ 27.56	18

The accompanying notes are an integral part of these financial statements.

FSA-53

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MFS UTILITIES SERIES	1.65%	IB	$ 27.14	126
EQ/MFS UTILITIES SERIES	1.70%	IB	$ 26.93	149

EQ/MID CAP INDEX	0.00%	IB	$ 25.94	3
EQ/MID CAP INDEX	0.30%	IB	$ 25.70	6
EQ/MID CAP INDEX	1.00%	IB	$ 20.30	627
EQ/MID CAP INDEX	1.10%	IB	$ 20.22	1,442
EQ/MID CAP INDEX	1.20%	IB	$ 23.23	124
EQ/MID CAP INDEX	1.25%	IB	$ 23.09	771
EQ/MID CAP INDEX	1.30%	IB	$ 42.47	970
EQ/MID CAP INDEX	1.55%	IB	$ 40.87	41
EQ/MID CAP INDEX	1.65%	IB	$ 40.25	294
EQ/MID CAP INDEX	1.70%	IB	$ 39.94	249

EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$ 34.01	142
EQ/MID CAP VALUE MANAGED VOLATILITY	1.30%	IB	$ 39.15	70
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 32.73	4
EQ/MID CAP VALUE MANAGED VOLATILITY	1.55%	IB	$ 41.17	7
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 32.23	32
EQ/MID CAP VALUE MANAGED VOLATILITY	1.65%	IB	$ 36.42	62
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 31.98	4
EQ/MID CAP VALUE MANAGED VOLATILITY	1.70%	IB	$ 39.47	4

EQ/MODERATE ALLOCATION	1.30%	IA	$ 17.89	2,732
EQ/MODERATE ALLOCATION	1.55%	IA	$ 17.22	82
EQ/MODERATE ALLOCATION	1.65%	IA	$ 16.96	469
EQ/MODERATE ALLOCATION	1.70%	IA	$ 16.83	219
EQ/MODERATE ALLOCATION	1.00%	IB	$ 13.84	1,762
EQ/MODERATE ALLOCATION	1.10%	IB	$ 13.78	2,722
EQ/MODERATE ALLOCATION	1.20%	IB	$ 14.40	148
EQ/MODERATE ALLOCATION	1.25%	IB	$ 14.32	4,985

EQ/MODERATE GROWTH STRATEGY	0.65%	IB	$ 21.30	3
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$ 21.35	135,444
EQ/MODERATE GROWTH STRATEGY	1.30%	IB	$ 24.72	9,760
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$ 20.54	10,692
EQ/MODERATE GROWTH STRATEGY	1.55%	IB	$ 23.76	864
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$ 20.23	25,787
EQ/MODERATE GROWTH STRATEGY	1.65%	IB	$ 23.39	2,118
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$ 20.08	8,938
EQ/MODERATE GROWTH STRATEGY	1.70%	IB	$ 23.20	667

EQ/MODERATE-PLUS ALLOCATION	1.00%	IB	$ 16.14	891
EQ/MODERATE-PLUS ALLOCATION	1.10%	IB	$ 16.08	1,972
EQ/MODERATE-PLUS ALLOCATION	1.20%	IB	$ 17.19	100
EQ/MODERATE-PLUS ALLOCATION	1.25%	IB	$ 17.10	1,105
EQ/MODERATE-PLUS ALLOCATION	1.30%	IB	$ 22.86	624
EQ/MODERATE-PLUS ALLOCATION	1.55%	IB	$ 22.00	89
EQ/MODERATE-PLUS ALLOCATION	1.65%	IB	$ 21.66	136
EQ/MODERATE-PLUS ALLOCATION	1.70%	IB	$ 21.50	18

EQ/MONEY MARKET	0.65%	IA	$ 10.44	—
EQ/MONEY MARKET	1.30%	IA	$ 9.41	6,512
EQ/MONEY MARKET	1.55%	IA	$ 9.05	294
EQ/MONEY MARKET	1.65%	IA	$ 8.92	1,738
EQ/MONEY MARKET	1.65%	IA	$ 9.72	31

The accompanying notes are an integral part of these financial statements.

FSA-54

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/MONEY MARKET	1.70%	IA	$ 8.85	535
EQ/MONEY MARKET	0.00%	IB	$ 10.46	632
EQ/MONEY MARKET	0.00%	IB	$ 10.75	2,159
EQ/MONEY MARKET	0.00%	IB	$ 11.18	250
EQ/MONEY MARKET	0.00%	IB	$ 11.21	43
EQ/MONEY MARKET	0.30%	IB	$ 11.08	121
EQ/MONEY MARKET	1.00%	IB	$ 10.33	2,584
EQ/MONEY MARKET	1.10%	IB	$ 10.29	3,676
EQ/MONEY MARKET	1.20%	IB	$ 10.01	618
EQ/MONEY MARKET	1.25%	IB	$ 9.95	7,436
EQ/MONEY MARKET	1.30%	IB	$ 9.91	551
EQ/MONEY MARKET	1.55%	IB	$ 25.81	17
EQ/MONEY MARKET	1.65%	IB	$ 9.30	240
EQ/MONEY MARKET	1.70%	IB	$ 24.16	42

EQ/MORGAN STANLEY SMALL CAP GROWTH	1.10%	IB	$ 15.80	71
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.20%	IB	$ 15.73	14
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.25%	IB	$ 15.69	32
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.30%	IB	$ 15.65	188
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.55%	IB	$ 15.47	45
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.65%	IB	$ 15.40	61
EQ/MORGAN STANLEY SMALL CAP GROWTH	1.70%	IB	$ 15.37	17

EQ/PIMCO GLOBAL REAL RETURN	0.00%	IB	$ 12.07	12
EQ/PIMCO GLOBAL REAL RETURN	0.30%	IB	$ 11.96	13
EQ/PIMCO GLOBAL REAL RETURN	1.00%	IB	$ 10.48	312
EQ/PIMCO GLOBAL REAL RETURN	1.10%	IB	$ 10.44	747
EQ/PIMCO GLOBAL REAL RETURN	1.20%	IB	$ 10.80	56
EQ/PIMCO GLOBAL REAL RETURN	1.25%	IB	$ 10.74	370
EQ/PIMCO GLOBAL REAL RETURN	1.30%	IB	$ 10.32	634
EQ/PIMCO GLOBAL REAL RETURN	1.55%	IB	$ 9.73	2
EQ/PIMCO GLOBAL REAL RETURN	1.65%	IB	$ 9.89	138
EQ/PIMCO GLOBAL REAL RETURN	1.70%	IB	$ 9.83	144

EQ/PIMCO REAL RETURN	1.30%	IB	$ 12.34	1,314
EQ/PIMCO REAL RETURN	1.55%	IB	$ 11.88	108
EQ/PIMCO REAL RETURN	1.65%	IB	$ 11.70	460
EQ/PIMCO REAL RETURN	1.70%	IB	$ 11.61	286

EQ/PIMCO TOTAL RETURN ESG	0.00%	IB	$ 11.65	12
EQ/PIMCO TOTAL RETURN ESG	0.30%	IB	$ 11.54	69
EQ/PIMCO TOTAL RETURN ESG	1.00%	IB	$ 10.28	699
EQ/PIMCO TOTAL RETURN ESG	1.10%	IB	$ 10.24	3,294
EQ/PIMCO TOTAL RETURN ESG	1.20%	IB	$ 10.43	286
EQ/PIMCO TOTAL RETURN ESG	1.25%	IB	$ 10.37	3,011
EQ/PIMCO TOTAL RETURN ESG	1.30%	IB	$ 11.86	3,617
EQ/PIMCO TOTAL RETURN ESG	1.55%	IB	$ 11.41	169
EQ/PIMCO TOTAL RETURN ESG	1.65%	IB	$ 11.24	1,118
EQ/PIMCO TOTAL RETURN ESG	1.70%	IB	$ 11.15	952

EQ/PIMCO ULTRA SHORT BOND	0.30%	IB	$ 11.58	6
EQ/PIMCO ULTRA SHORT BOND	1.00%	IB	$ 10.82	624
EQ/PIMCO ULTRA SHORT BOND	1.10%	IB	$ 10.78	1,003
EQ/PIMCO ULTRA SHORT BOND	1.20%	IB	$ 10.47	112
EQ/PIMCO ULTRA SHORT BOND	1.25%	IB	$ 10.41	1,337
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$ 9.62	30

The accompanying notes are an integral part of these financial statements.

FSA-55

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/PIMCO ULTRA SHORT BOND	1.30%	IB	$ 10.10	1,092
EQ/PIMCO ULTRA SHORT BOND	1.55%	IB	$ 9.72	30
EQ/PIMCO ULTRA SHORT BOND	1.55%	IB	$ 10.48	6
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$ 9.58	348
EQ/PIMCO ULTRA SHORT BOND	1.65%	IB	$ 10.27	2
EQ/PIMCO ULTRA SHORT BOND	1.70%	IB	$ 9.50	288
EQ/PIMCO ULTRA SHORT BOND	1.70%	IB	$ 10.17	3

EQ/QUALITY BOND PLUS	1.30%	IB	$ 10.47	778
EQ/QUALITY BOND PLUS	1.55%	IB	$ 14.87	107
EQ/QUALITY BOND PLUS	1.65%	IB	$ 9.76	286
EQ/QUALITY BOND PLUS	1.70%	IB	$ 14.18	27

EQ/SMALL COMPANY INDEX	0.00%	IB	$ 22.19	2
EQ/SMALL COMPANY INDEX	0.30%	IB	$ 21.99	5
EQ/SMALL COMPANY INDEX	1.00%	IB	$ 18.15	466
EQ/SMALL COMPANY INDEX	1.10%	IB	$ 18.07	1,185
EQ/SMALL COMPANY INDEX	1.20%	IB	$ 19.87	78
EQ/SMALL COMPANY INDEX	1.25%	IB	$ 19.75	495
EQ/SMALL COMPANY INDEX	1.30%	IB	$ 37.33	734
EQ/SMALL COMPANY INDEX	1.55%	IB	$ 35.92	26
EQ/SMALL COMPANY INDEX	1.65%	IB	$ 35.38	183
EQ/SMALL COMPANY INDEX	1.70%	IB	$ 35.11	186

EQ/T. ROWE PRICE HEALTH SCIENCES	0.00%	IB	$ 28.31	2
EQ/T. ROWE PRICE HEALTH SCIENCES	0.30%	IB	$ 28.05	17
EQ/T. ROWE PRICE HEALTH SCIENCES	1.00%	IB	$ 16.76	416
EQ/T. ROWE PRICE HEALTH SCIENCES	1.10%	IB	$ 16.69	1,362
EQ/T. ROWE PRICE HEALTH SCIENCES	1.20%	IB	$ 25.35	174
EQ/T. ROWE PRICE HEALTH SCIENCES	1.25%	IB	$ 25.21	628
EQ/T. ROWE PRICE HEALTH SCIENCES	1.30%	IB	$ 59.82	1,035
EQ/T. ROWE PRICE HEALTH SCIENCES	1.55%	IB	$ 57.56	33
EQ/T. ROWE PRICE HEALTH SCIENCES	1.65%	IB	$ 56.69	181
EQ/T. ROWE PRICE HEALTH SCIENCES	1.70%	IB	$ 56.25	139

EQ/ULTRA CONSERVATIVE STRATEGY	1.30%	IB	$ 10.34	105,169
EQ/ULTRA CONSERVATIVE STRATEGY	1.55%	IB	$ 9.99	8,461
EQ/ULTRA CONSERVATIVE STRATEGY	1.65%	IB	$ 9.86	29,547
EQ/ULTRA CONSERVATIVE STRATEGY	1.70%	IB	$ 9.80	37,579

EQ/VALUE EQUITY	0.30%	IB	$ 21.14	18
EQ/VALUE EQUITY	1.00%	IB	$ 16.43	142
EQ/VALUE EQUITY	1.10%	IB	$ 16.37	866
EQ/VALUE EQUITY	1.20%	IB	$ 19.11	121
EQ/VALUE EQUITY	1.25%	IB	$ 19.00	287
EQ/VALUE EQUITY	1.30%	IB	$ 30.47	1,702
EQ/VALUE EQUITY	1.55%	IB	$ 29.32	86
EQ/VALUE EQUITY	1.65%	IB	$ 28.88	443
EQ/VALUE EQUITY	1.70%	IB	$ 28.65	324

EQ/WELLINGTON ENERGY	0.30%	IB	$ 6.50	3
EQ/WELLINGTON ENERGY	1.00%	IB	$ 6.31	600
EQ/WELLINGTON ENERGY	1.10%	IB	$ 6.29	547
EQ/WELLINGTON ENERGY	1.20%	IB	$ 5.87	101
EQ/WELLINGTON ENERGY	1.25%	IB	$ 5.84	702
EQ/WELLINGTON ENERGY	1.30%	IB	$ 8.43	1,329

The accompanying notes are an integral part of these financial statements.

FSA-56

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
EQ/WELLINGTON ENERGY	1.55%	IB	$ 8.11	62
EQ/WELLINGTON ENERGY	1.65%	IB	$ 7.99	224
EQ/WELLINGTON ENERGY	1.70%	IB	$ 7.93	139

EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.00%	IB	$ 13.69	70
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.10%	IB	$ 13.63	389
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.25%	IB	$ 13.50	437
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.30%	IB	$ 15.77	473
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.65%	IB	$ 15.12	74
EQUITABLE CONSERVATIVE GROWTH MF/ETF	1.70%	IB	$ 15.03	69

EQUITABLE GROWTH MF/ETF	1.00%	IB	$ 11.16	264
EQUITABLE GROWTH MF/ETF	1.10%	IB	$ 13.16	185
EQUITABLE GROWTH MF/ETF	1.25%	IB	$ 11.08	212
EQUITABLE GROWTH MF/ETF	1.30%	IB	$ 13.10	12

EQUITABLE MODERATE GROWTH MF/ETF	1.00%	IB	$ 10.62	120
EQUITABLE MODERATE GROWTH MF/ETF	1.10%	IB	$ 12.56	151
EQUITABLE MODERATE GROWTH MF/ETF	1.25%	IB	$ 10.55	251
EQUITABLE MODERATE GROWTH MF/ETF	1.30%	IB	$ 12.50	22

FEDERATED HERMES HIGH INCOME BOND FUND II	0.00%	SERVICE CLASS	$ 15.23	5
FEDERATED HERMES HIGH INCOME BOND FUND II	0.30%	SERVICE CLASS	$ 15.10	4
FEDERATED HERMES HIGH INCOME BOND FUND II	1.00%	SERVICE CLASS	$ 13.14	391
FEDERATED HERMES HIGH INCOME BOND FUND II	1.10%	SERVICE CLASS	$ 13.09	1,130
FEDERATED HERMES HIGH INCOME BOND FUND II	1.20%	SERVICE CLASS	$ 13.64	155
FEDERATED HERMES HIGH INCOME BOND FUND II	1.25%	SERVICE CLASS	$ 13.56	804

FEDERATED HERMES KAUFMANN FUND II	0.30%	SERVICE CLASS	$ 26.75	21
FEDERATED HERMES KAUFMANN FUND II	1.00%	SERVICE CLASS	$ 19.69	175
FEDERATED HERMES KAUFMANN FUND II	1.10%	SERVICE CLASS	$ 19.61	823
FEDERATED HERMES KAUFMANN FUND II	1.20%	SERVICE CLASS	$ 24.17	46
FEDERATED HERMES KAUFMANN FUND II	1.25%	SERVICE CLASS	$ 24.04	288

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.30%	SERVICE CLASS 2	$ 26.20	15
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.55%	SERVICE CLASS 2	$ 25.21	3
FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	1.65%	SERVICE CLASS 2	$ 24.83	6

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.30%	SERVICE CLASS 2	$ 17.81	1
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.65%	SERVICE CLASS 2	$ 16.95	6
FIDELITY® VIP FREEDOM 2015 PORTFOLIO	1.70%	SERVICE CLASS 2	$ 16.83	7

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.30%	SERVICE CLASS 2	$ 19.18	16
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.55%	SERVICE CLASS 2	$ 18.52	1
FIDELITY® VIP FREEDOM 2020 PORTFOLIO	1.65%	SERVICE CLASS 2	$ 18.26	13

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.30%	SERVICE CLASS 2	$ 20.88	16
FIDELITY® VIP FREEDOM 2025 PORTFOLIO	1.55%	SERVICE CLASS 2	$ 20.15	—

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.30%	SERVICE CLASS 2	$ 22.62	46
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.55%	SERVICE CLASS 2	$ 21.83	9
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.65%	SERVICE CLASS 2	$ 21.53	10
FIDELITY® VIP FREEDOM 2030 PORTFOLIO	1.70%	SERVICE CLASS 2	$ 21.38	4

FIDELITY® VIP MID CAP PORTFOLIO	0.00%	SERVICE CLASS 2	$ 25.66	6
FIDELITY® VIP MID CAP PORTFOLIO	0.30%	SERVICE CLASS 2	$ 25.42	2
FIDELITY® VIP MID CAP PORTFOLIO	1.00%	SERVICE CLASS 2	$ 20.24	470
FIDELITY® VIP MID CAP PORTFOLIO	1.10%	SERVICE CLASS 2	$ 20.16	1,037
FIDELITY® VIP MID CAP PORTFOLIO	1.20%	SERVICE CLASS 2	$ 22.97	103
FIDELITY® VIP MID CAP PORTFOLIO	1.25%	SERVICE CLASS 2	$ 22.85	500

The accompanying notes are an integral part of these financial statements.

FSA-57

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FIDELITY® VIP MID CAP PORTFOLIO	1.30%	SERVICE CLASS 2	$ 37.22	1,216
FIDELITY® VIP MID CAP PORTFOLIO	1.55%	SERVICE CLASS 2	$ 35.82	47
FIDELITY® VIP MID CAP PORTFOLIO	1.65%	SERVICE CLASS 2	$ 35.28	254
FIDELITY® VIP MID CAP PORTFOLIO	1.70%	SERVICE CLASS 2	$ 35.01	162

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.00%	SERVICE CLASS 2	$ 13.96	16
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	0.30%	SERVICE CLASS 2	$ 13.83	17
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.00%	SERVICE CLASS 2	$ 12.19	1,063
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.10%	SERVICE CLASS 2	$ 12.14	3,361
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.20%	SERVICE CLASS 2	$ 12.50	279
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.25%	SERVICE CLASS 2	$ 12.43	2,280
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.30%	SERVICE CLASS 2	$ 15.01	2,855
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.55%	SERVICE CLASS 2	$ 14.45	95
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.65%	SERVICE CLASS 2	$ 14.22	712
FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	1.70%	SERVICE CLASS 2	$ 14.12	586

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$ 14.12	46
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$ 14.06	151
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$ 14.38	7
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$ 14.30	76
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$ 14.22	164
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$ 13.70	29
FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$ 13.63	32

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	0.30%	CLASS I	$ 19.59	2
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.00%	CLASS I	$ 16.10	176
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.10%	CLASS I	$ 16.04	575
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.20%	CLASS I	$ 17.71	44
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.25%	CLASS I	$ 17.61	399
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.30%	CLASS I	$ 19.90	918
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$ 17.44	15
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.55%	CLASS I	$ 19.27	4
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.65%	CLASS I	$ 19.03	209
FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	1.70%	CLASS I	$ 18.91	118

FRANKLIN ALLOCATION VIP FUND	1.00%	CLASS 2	$ 14.60	59
FRANKLIN ALLOCATION VIP FUND	1.10%	CLASS 2	$ 14.54	273
FRANKLIN ALLOCATION VIP FUND	1.20%	CLASS 2	$ 15.55	70
FRANKLIN ALLOCATION VIP FUND	1.25%	CLASS 2	$ 15.46	178
FRANKLIN ALLOCATION VIP FUND	1.30%	CLASS 2	$ 21.58	279
FRANKLIN ALLOCATION VIP FUND	1.55%	CLASS 2	$ 20.77	—
FRANKLIN ALLOCATION VIP FUND	1.65%	CLASS 2	$ 20.46	53
FRANKLIN ALLOCATION VIP FUND	1.70%	CLASS 2	$ 20.30	135

FRANKLIN INCOME VIP FUND	0.00%	CLASS 2	$ 17.37	1
FRANKLIN INCOME VIP FUND	0.30%	CLASS 2	$ 17.21	1

The accompanying notes are an integral part of these financial statements.

FSA-58

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
FRANKLIN INCOME VIP FUND	1.00%	CLASS 2	$ 14.65	297
FRANKLIN INCOME VIP FUND	1.10%	CLASS 2	$ 14.59	932
FRANKLIN INCOME VIP FUND	1.20%	CLASS 2	$ 15.55	313
FRANKLIN INCOME VIP FUND	1.25%	CLASS 2	$ 15.46	2,064
FRANKLIN INCOME VIP FUND	1.30%	CLASS 2	$ 20.79	1,301
FRANKLIN INCOME VIP FUND	1.55%	CLASS 2	$ 20.02	26
FRANKLIN INCOME VIP FUND	1.65%	CLASS 2	$ 19.71	284
FRANKLIN INCOME VIP FUND	1.70%	CLASS 2	$ 19.57	259

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	0.30%	COMMON SHARES	$ 12.19	8
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.10%	COMMON SHARES	$ 9.19	130
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.20%	COMMON SHARES	$ 11.02	23
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.25%	COMMON SHARES	$ 10.95	49
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.30%	COMMON SHARES	$ 8.34	10
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.55%	COMMON SHARES	$ 8.05	8
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.65%	COMMON SHARES	$ 7.94	7
GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	1.70%	COMMON SHARES	$ 7.88	1

HARTFORD DISCIPLINED EQUITY HLS FUND	0.30%	IC	$ 46.78	43
HARTFORD DISCIPLINED EQUITY HLS FUND	1.10%	IC	$ 36.55	430
HARTFORD DISCIPLINED EQUITY HLS FUND	1.20%	IC	$ 42.50	39
HARTFORD DISCIPLINED EQUITY HLS FUND	1.25%	IC	$ 42.28	246
HARTFORD DISCIPLINED EQUITY HLS FUND	1.30%	IC	$ 42.05	708
HARTFORD DISCIPLINED EQUITY HLS FUND	1.65%	IC	$ 40.50	107
HARTFORD DISCIPLINED EQUITY HLS FUND	1.70%	IC	$ 40.28	55

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.00%	SERIES II	$ 12.30	119
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.10%	SERIES II	$ 12.25	279
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.20%	SERIES II	$ 12.91	31
INVESCO V.I. BALANCED-RISK ALLOCATION FUND	1.25%	SERIES II	$ 12.84	544

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	0.65%	SERIES II	$ 33.79	—
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.30%	SERIES II	$ 31.99	931
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$ 27.36	1
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.55%	SERIES II	$ 30.79	19
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$ 27.01	131
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.65%	SERIES II	$ 30.32	84
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$ 26.84	167
INVESCO V.I. DIVERSIFIED DIVIDEND FUND	1.70%	SERIES II	$ 30.08	1

INVESCO V.I. EQUITY AND INCOME FUND	1.30%	SERIES II	$ 17.32	1,098
INVESCO V.I. EQUITY AND INCOME FUND	1.65%	SERIES II	$ 16.72	64
INVESCO V.I. EQUITY AND INCOME FUND	1.70%	SERIES II	$ 16.64	7

INVESCO V.I. HEALTH CARE FUND	0.30%	SERIES II	$ 20.24	1
INVESCO V.I. HEALTH CARE FUND	1.00%	SERIES II	$ 13.67	103
INVESCO V.I. HEALTH CARE FUND	1.10%	SERIES II	$ 13.62	264
INVESCO V.I. HEALTH CARE FUND	1.20%	SERIES II	$ 18.29	27
INVESCO V.I. HEALTH CARE FUND	1.25%	SERIES II	$ 18.19	243

The accompanying notes are an integral part of these financial statements.

FSA-59

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***

INVESCO V.I. HIGH YIELD FUND	1.00%	SERIES II	$ 12.32	513
INVESCO V.I. HIGH YIELD FUND	1.10%	SERIES II	$ 12.27	829
INVESCO V.I. HIGH YIELD FUND	1.20%	SERIES II	$ 12.74	118
INVESCO V.I. HIGH YIELD FUND	1.25%	SERIES II	$ 12.67	654
INVESCO V.I. HIGH YIELD FUND	1.30%	SERIES II	$ 14.70	826
INVESCO V.I. HIGH YIELD FUND	1.55%	SERIES II	$ 14.19	18
INVESCO V.I. HIGH YIELD FUND	1.65%	SERIES II	$ 13.99	179
INVESCO V.I. HIGH YIELD FUND	1.70%	SERIES II	$ 13.89	93

INVESCO V.I. MAIN STREET MID CAP FUND	1.00%	SERIES II	$ 13.46	3
INVESCO V.I. MAIN STREET MID CAP FUND	1.30%	SERIES II	$ 28.17	289
INVESCO V.I. MAIN STREET MID CAP FUND	1.55%	SERIES II	$ 27.11	9
INVESCO V.I. MAIN STREET MID CAP FUND	1.65%	SERIES II	$ 26.70	36
INVESCO V.I. MAIN STREET MID CAP FUND	1.70%	SERIES II	$ 26.49	20

INVESCO V.I. SMALL CAP EQUITY FUND	0.30%	SERIES II	$ 22.08	2
INVESCO V.I. SMALL CAP EQUITY FUND	1.00%	SERIES II	$ 18.27	166
INVESCO V.I. SMALL CAP EQUITY FUND	1.10%	SERIES II	$ 18.20	310
INVESCO V.I. SMALL CAP EQUITY FUND	1.20%	SERIES II	$ 19.95	23
INVESCO V.I. SMALL CAP EQUITY FUND	1.25%	SERIES II	$ 19.84	173
INVESCO V.I. SMALL CAP EQUITY FUND	1.30%	SERIES II	$ 37.59	332
INVESCO V.I. SMALL CAP EQUITY FUND	1.55%	SERIES II	$ 36.17	15
INVESCO V.I. SMALL CAP EQUITY FUND	1.65%	SERIES II	$ 35.62	57
INVESCO V.I. SMALL CAP EQUITY FUND	1.70%	SERIES II	$ 35.35	19

JANUS HENDERSON BALANCED PORTFOLIO	0.00%	SERVICE SHARES	$ 24.35	3
JANUS HENDERSON BALANCED PORTFOLIO	0.30%	SERVICE SHARES	$ 24.13	137
JANUS HENDERSON BALANCED PORTFOLIO	1.00%	SERVICE SHARES	$ 19.70	2,275
JANUS HENDERSON BALANCED PORTFOLIO	1.10%	SERVICE SHARES	$ 19.62	4,822
JANUS HENDERSON BALANCED PORTFOLIO	1.20%	SERVICE SHARES	$ 21.81	225
JANUS HENDERSON BALANCED PORTFOLIO	1.25%	SERVICE SHARES	$ 21.68	10,100

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.00%	SERVICE SHARES	$ 11.65	3
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	0.30%	SERVICE SHARES	$ 11.54	80
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.00%	SERVICE SHARES	$ 10.17	510
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.10%	SERVICE SHARES	$ 10.13	2,489
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.20%	SERVICE SHARES	$ 10.43	338
JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	1.25%	SERVICE SHARES	$ 10.37	2,641

LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.30%	VC SHARES	$ 14.71	5
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	0.65%	VC SHARES	$ 17.43	—
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.00%	VC SHARES	$ 12.51	1,825
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.10%	VC SHARES	$ 12.46	2,952
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.20%	VC SHARES	$ 13.29	265
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.25%	VC SHARES	$ 13.22	2,106
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.30%	VC SHARES	$ 15.53	2,273
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.55%	VC SHARES	$ 15.00	75

The accompanying notes are an integral part of these financial statements.

FSA-60

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.65%	VC SHARES	$ 14.79	506
LORD ABBETT SERIES FUND — BOND DEBENTURE PORTFOLIO	1.70%	VC SHARES	$ 14.68	578

MACQUARIE VIP ASSET STRATEGY SERIES	1.10%	SERVICE CLASS	$ 14.48	78
MACQUARIE VIP ASSET STRATEGY SERIES	1.20%	SERVICE CLASS	$ 14.58	124
MACQUARIE VIP ASSET STRATEGY SERIES	1.25%	SERVICE CLASS	$ 14.50	189
MACQUARIE VIP ASSET STRATEGY SERIES	1.30%	SERVICE CLASS	$ 17.95	410
MACQUARIE VIP ASSET STRATEGY SERIES	1.55%	SERVICE CLASS	$ 17.33	9
MACQUARIE VIP ASSET STRATEGY SERIES	1.65%	SERVICE CLASS	$ 17.09	128
MACQUARIE VIP ASSET STRATEGY SERIES	1.70%	SERVICE CLASS	$ 16.97	120

MACQUARIE VIP EMERGING MARKETS SERIES	0.30%	SERVICE CLASS	$ 12.59	1
MACQUARIE VIP EMERGING MARKETS SERIES	1.00%	SERVICE CLASS	$ 12.12	110
MACQUARIE VIP EMERGING MARKETS SERIES	1.10%	SERVICE CLASS	$ 12.07	392
MACQUARIE VIP EMERGING MARKETS SERIES	1.20%	SERVICE CLASS	$ 11.38	37
MACQUARIE VIP EMERGING MARKETS SERIES	1.25%	SERVICE CLASS	$ 11.31	117

MACQUARIE VIP HIGH INCOME SERIES	0.65%	SERVICE CLASS	$ 19.40	—
MACQUARIE VIP HIGH INCOME SERIES	1.30%	SERVICE CLASS	$ 20.48	2,369
MACQUARIE VIP HIGH INCOME SERIES	1.55%	SERVICE CLASS	$ 19.71	110
MACQUARIE VIP HIGH INCOME SERIES	1.65%	SERVICE CLASS	$ 19.41	475
MACQUARIE VIP HIGH INCOME SERIES	1.70%	SERVICE CLASS	$ 19.26	561

MFS® INVESTORS TRUST SERIES	1.00%	SERVICE CLASS	$ 24.63	30
MFS® INVESTORS TRUST SERIES	1.10%	SERVICE CLASS	$ 24.53	157
MFS® INVESTORS TRUST SERIES	1.20%	SERVICE CLASS	$ 28.36	1
MFS® INVESTORS TRUST SERIES	1.25%	SERVICE CLASS	$ 28.20	39
MFS® INVESTORS TRUST SERIES	1.30%	SERVICE CLASS	$ 44.37	150
MFS® INVESTORS TRUST SERIES	1.55%	SERVICE CLASS	$ 42.70	6
MFS® INVESTORS TRUST SERIES	1.65%	SERVICE CLASS	$ 42.05	28
MFS® INVESTORS TRUST SERIES	1.70%	SERVICE CLASS	$ 41.73	12

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.30%	SERVICE CLASS	$ 54.78	258
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.55%	SERVICE CLASS	$ 52.72	13
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.65%	SERVICE CLASS	$ 51.91	42
MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	1.70%	SERVICE CLASS	$ 51.52	23

MFS® VALUE SERIES	0.30%	SERVICE CLASS	$ 25.02	34
MFS® VALUE SERIES	1.00%	SERVICE CLASS	$ 19.76	304
MFS® VALUE SERIES	1.10%	SERVICE CLASS	$ 19.68	1,185
MFS® VALUE SERIES	1.20%	SERVICE CLASS	$ 22.61	64
MFS® VALUE SERIES	1.25%	SERVICE CLASS	$ 22.48	575

MULTIMANAGER AGGRESSIVE EQUITY	1.30%	IB	$ 61.12	245
MULTIMANAGER AGGRESSIVE EQUITY	1.55%	IB	$257.52	6
MULTIMANAGER AGGRESSIVE EQUITY	1.65%	IB	$ 57.20	68
MULTIMANAGER AGGRESSIVE EQUITY	1.70%	IB	$242.70	3

MULTIMANAGER CORE BOND	1.30%	IB	$ 13.34	2,243
MULTIMANAGER CORE BOND	1.55%	IB	$ 13.50	412
MULTIMANAGER CORE BOND	1.65%	IB	$ 12.34	1,146
MULTIMANAGER CORE BOND	1.70%	IB	$ 13.03	203

MULTIMANAGER TECHNOLOGY	0.00%	IB	$ 58.92	—

The accompanying notes are an integral part of these financial statements.

FSA-61

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
MULTIMANAGER TECHNOLOGY	0.30%	IB	$ 58.39	2
MULTIMANAGER TECHNOLOGY	1.00%	IB	$ 42.61	362
MULTIMANAGER TECHNOLOGY	1.10%	IB	$ 42.44	691
MULTIMANAGER TECHNOLOGY	1.20%	IB	$ 52.76	30
MULTIMANAGER TECHNOLOGY	1.25%	IB	$ 52.47	487
MULTIMANAGER TECHNOLOGY	1.30%	IB	$ 42.77	939
MULTIMANAGER TECHNOLOGY	1.30%	IB	$ 94.72	67
MULTIMANAGER TECHNOLOGY	1.55%	IB	$ 76.41	10
MULTIMANAGER TECHNOLOGY	1.65%	IB	$ 41.30	142
MULTIMANAGER TECHNOLOGY	1.65%	IB	$ 87.89	20
MULTIMANAGER TECHNOLOGY	1.70%	IB	$ 41.09	35
MULTIMANAGER TECHNOLOGY	1.70%	IB	$ 73.78	13

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	0.30%	ADVISOR CLASS	$ 8.95	6
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.00%	ADVISOR CLASS	$ 10.53	272
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.10%	ADVISOR CLASS	$ 10.49	313
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.20%	ADVISOR CLASS	$ 8.08	48
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.25%	ADVISOR CLASS	$ 8.04	292
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.30%	ADVISOR CLASS	$ 8.48	688
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.55%	ADVISOR CLASS	$ 8.16	28
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.65%	ADVISOR CLASS	$ 8.04	225
PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	1.70%	ADVISOR CLASS	$ 7.98	121

PIMCO EMERGING MARKETS BOND PORTFOLIO	0.00%	ADVISOR CLASS	$ 13.39	3
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.00%	ADVISOR CLASS	$ 11.87	37
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.10%	ADVISOR CLASS	$ 11.82	156
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.20%	ADVISOR CLASS	$ 11.99	35
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.25%	ADVISOR CLASS	$ 11.92	106
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.30%	ADVISOR CLASS	$ 15.06	193
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.55%	ADVISOR CLASS	$ 14.50	43
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.65%	ADVISOR CLASS	$ 14.28	80
PIMCO EMERGING MARKETS BOND PORTFOLIO	1.70%	ADVISOR CLASS	$ 14.17	44

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.00%	ADVISOR CLASS	$ 9.77	101
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.10%	ADVISOR CLASS	$ 9.73	317
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.20%	ADVISOR CLASS	$ 9.24	12
PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	1.25%	ADVISOR CLASS	$ 9.18	290

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.00%	ADVISOR CLASS	$ 14.73	40
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.10%	ADVISOR CLASS	$ 14.67	44
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.20%	ADVISOR CLASS	$ 15.78	11
PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	1.25%	ADVISOR CLASS	$ 15.69	137

PIMCO INCOME PORTFOLIO	0.00%	ADVISOR CLASS	$ 12.28	7
PIMCO INCOME PORTFOLIO	0.30%	ADVISOR CLASS	$ 12.17	16
PIMCO INCOME PORTFOLIO	1.00%	ADVISOR CLASS	$ 11.62	633
PIMCO INCOME PORTFOLIO	1.10%	ADVISOR CLASS	$ 11.57	1,401
PIMCO INCOME PORTFOLIO	1.25%	ADVISOR CLASS	$ 11.46	2,339

The accompanying notes are an integral part of these financial statements.

FSA-62

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Continued)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
PIMCO INCOME PORTFOLIO	1.30%	ADVISOR CLASS	$ 11.43	204
PIMCO INCOME PORTFOLIO	1.65%	ADVISOR CLASS	$ 11.18	8

PRINCIPAL BLUE CHIP ACCOUNT	1.00%	CLASS 3	$ 12.84	71
PRINCIPAL BLUE CHIP ACCOUNT	1.25%	CLASS 3	$ 12.75	2

PRINCIPAL EQUITY INCOME ACCOUNT	1.00%	CLASS 3	$ 11.51	—

PROFUND VP BEAR	1.30%	COMMON SHARES	$ 0.82	16
PROFUND VP BEAR	1.55%	COMMON SHARES	$ 0.79	13
PROFUND VP BEAR	1.65%	COMMON SHARES	$ 0.77	13

PROFUND VP BIOTECHNOLOGY	1.30%	COMMON SHARES	$ 44.96	417
PROFUND VP BIOTECHNOLOGY	1.55%	COMMON SHARES	$ 43.26	12
PROFUND VP BIOTECHNOLOGY	1.65%	COMMON SHARES	$ 42.60	87
PROFUND VP BIOTECHNOLOGY	1.70%	COMMON SHARES	$ 42.28	70

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	0.30%	CLASS IB	$ 18.77	2
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.00%	CLASS IB	$ 17.46	33
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.10%	CLASS IB	$ 17.39	138
PUTNAM VT GLOBAL ASSET ALLOCATION FUND	1.25%	CLASS IB	$ 17.14	118

PUTNAM VT RESEARCH FUND	1.00%	CLASS IB	$ 30.37	98
PUTNAM VT RESEARCH FUND	1.10%	CLASS IB	$ 30.25	116
PUTNAM VT RESEARCH FUND	1.25%	CLASS IB	$ 29.81	74

T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.00%	CLASS II	$ 23.26	4
T. ROWE PRICE EQUITY INCOME PORTFOLIO	0.30%	CLASS II	$ 23.05	17
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.00%	CLASS II	$ 19.26	303
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.10%	CLASS II	$ 19.19	792
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.20%	CLASS II	$ 20.83	60
T. ROWE PRICE EQUITY INCOME PORTFOLIO	1.25%	CLASS II	$ 20.71	449

TEMPLETON DEVELOPING MARKETS VIP FUND	1.30%	CLASS 2	$ 12.71	384
TEMPLETON DEVELOPING MARKETS VIP FUND	1.55%	CLASS 2	$ 12.23	23
TEMPLETON DEVELOPING MARKETS VIP FUND	1.65%	CLASS 2	$ 12.04	108
TEMPLETON DEVELOPING MARKETS VIP FUND	1.70%	CLASS 2	$ 11.95	57

TEMPLETON GLOBAL BOND VIP FUND	0.00%	CLASS 2	$ 8.12	9
TEMPLETON GLOBAL BOND VIP FUND	0.30%	CLASS 2	$ 8.05	2
TEMPLETON GLOBAL BOND VIP FUND	1.00%	CLASS 2	$ 7.21	150
TEMPLETON GLOBAL BOND VIP FUND	1.10%	CLASS 2	$ 7.19	1,181
TEMPLETON GLOBAL BOND VIP FUND	1.20%	CLASS 2	$ 7.27	285
TEMPLETON GLOBAL BOND VIP FUND	1.25%	CLASS 2	$ 7.23	957
TEMPLETON GLOBAL BOND VIP FUND	1.30%	CLASS 2	$ 9.09	2,257
TEMPLETON GLOBAL BOND VIP FUND	1.55%	CLASS 2	$ 8.75	134
TEMPLETON GLOBAL BOND VIP FUND	1.65%	CLASS 2	$ 8.61	588
TEMPLETON GLOBAL BOND VIP FUND	1.70%	CLASS 2	$ 8.55	617

VANECK VIP EMERGING MARKETS BOND FUND	0.30%	INITIAL CLASS	$ 11.80	—
VANECK VIP EMERGING MARKETS BOND FUND	1.10%	INITIAL CLASS	$ 10.97	41
VANECK VIP EMERGING MARKETS BOND FUND	1.20%	INITIAL CLASS	$ 10.66	9
VANECK VIP EMERGING MARKETS BOND FUND	1.25%	INITIAL CLASS	$ 10.60	28

VANECK VIP GLOBAL RESOURCES FUND	0.30%	CLASS S	$ 8.07	6
VANECK VIP GLOBAL RESOURCES FUND	1.10%	CLASS S	$ 8.61	47
VANECK VIP GLOBAL RESOURCES FUND	1.20%	CLASS S	$ 7.29	29
VANECK VIP GLOBAL RESOURCES FUND	1.25%	CLASS S	$ 7.25	129
VANECK VIP GLOBAL RESOURCES FUND	1.30%	CLASS S	$ 8.81	605

The accompanying notes are an integral part of these financial statements.

FSA-63

SEPARATE ACCOUNT NO. 70

STATEMENTS OF ASSETS AND LIABILITIES (Concluded)

DECEMBER 31, 2024

	Contract charges*	Share Class**	Unit Value	Units Outstanding (000’s)***
VANECK VIP GLOBAL RESOURCES FUND	1.55%	CLASS S	$ 8.48	49
VANECK VIP GLOBAL RESOURCES FUND	1.65%	CLASS S	$ 8.35	165
VANECK VIP GLOBAL RESOURCES FUND	1.70%	CLASS S	$ 8.29	103

The accompanying notes are an integral part of these financial statements.

*	Contract charges reflect the annual mortality, expense risk, financial accounting and other expenses related to the Variable Investment Options.
**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.
***	Variable Investment Options where Units Outstanding are less than 500 are denoted by a—.

FSA-64

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT CONVERTIBLE SECURITIES*	1290 VT DOUBLELINE OPPORTUNISTIC BOND*	1290 VT EQUITY INCOME*	1290 VT GAMCO MERGERS & ACQUISITIONS*	1290 VT GAMCO SMALL COMPANY VALUE*	1290 VT HIGH YIELD BOND*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$395,860	$1,515,518	$452,131	$235,371	$1,452,962	$1,534,148
Expenses:
Asset-based charges	59,495	389,493	317,995	165,921	3,403,121	303,887

Net Investment Income (Loss)	336,365	1,126,025	134,136	69,450	(1,950,159)	1,230,261

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	43,487	(293,281)	347,700	112,506	6,983,918	279,997
Net realized gain distribution from the Portfolios	—	—	1,765,113	559,010	18,219,493	—

Net realized gain (loss)	43,487	(293,281)	2,112,813	671,516	25,203,411	279,997

Net change in unrealized appreciation (depreciation) of investments	1,537,943	(284,516)	(348,807)	216,976	1,511,900	19,443

Net Realized and Unrealized Gain (Loss) on Investments	1,581,430	(577,797)	1,764,006	888,492	26,715,311	299,440

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,917,795	$548,228	$1,898,142	$957,942	$24,765,152	$1,529,701

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-65

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT MICRO CAP*	1290 VT MODERATE GROWTH ALLOCATION*	1290 VT MULTI- ALTERNATIVE STRATEGIES*	1290 VT NATURAL RESOURCES*	1290 VT REAL ESTATE*	1290 VT SMALL CAP VALUE*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$18,847	$1,985,605	$51,741	$544,405	$444,764	$285,402
Expenses:
Asset-based charges	76,929	1,547,728	26,399	255,754	186,360	255,944

Net Investment Income (Loss)	(58,082)	437,877	25,342	288,651	258,404	29,458

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	457,073	1,802,767	21,522	82,518	15,354	278,430
Net realized gain distribution from the Portfolios	—	86,449	—	—	—	1,339,008

Net realized gain (loss)	457,073	1,889,216	21,522	82,518	15,354	1,617,438

Net change in unrealized appreciation (depreciation) of investments	794,578	7,937,155	130,270	(1,546,357)	(312,812)	1,916,629

Net Realized and Unrealized Gain (Loss) on Investments	1,251,651	9,826,371	151,792	(1,463,839)	(297,458)	3,534,067

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,193,569	$10,264,248	$177,134	$(1,175,188)	$(39,054)	$3,563,525

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-66

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	1290 VT SMARTBETA EQUITY ESG*	1290 VT SOCIALLY RESPONSIBLE*	AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**	AB VPS DISCOVERY VALUE PORTFOLIO**	AB VPS RELATIVE VALUE PORTFOLIO**	AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$159,362	$72,597	$38,873	$68,446	$235,529	$—
Expenses:
Asset-based charges	225,707	178,374	32,135	117,984	200,072	85,327

Net Investment Income (Loss)	(66,345)	(105,777)	6,738	(49,538)	35,457	(85,327)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	715,450	580,805	5,100	165,177	469,688	84,316
Net realized gain distribution from the Portfolios	1,050,547	749,623	44,777	539,368	662,726	24,531

Net realized gain (loss)	1,765,997	1,330,428	49,877	704,545	1,132,414	108,847

Net change in unrealized appreciation (depreciation) of investments	834,163	1,761,410	89,724	249,669	892,162	402,650

Net Realized and Unrealized Gain (Loss) on Investments	2,600,160	3,091,838	139,601	954,214	2,024,576	511,497

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,533,815	$2,986,061	$146,339	$904,676	$2,060,033	$426,170

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-67

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	ALPS GLOBAL OPPORTUNITY PORTFOLIO	AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	AMERICAN FUNDS INSURANCE SERIES® GROWTH- INCOME FUND	AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$387,160	$2,790,418	$428,512	$154,956	$542,931	$352,371
Expenses:
Asset-based charges	54,918	1,611,325	340,186	236,382	632,787	166,124

Net Investment Income (Loss)	332,242	1,179,093	88,326	(81,426)	(89,856)	186,247

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	312,168	1,895,226	373,970	191,618	1,889,638	241,356
Net realized gain distribution from the Portfolios	—	6,170,225	899,686	682,010	2,685,716	—

Net realized gain (loss)	312,168	8,065,451	1,273,656	873,628	4,575,354	241,356

Net change in unrealized appreciation (depreciation) of investments	120,195	10,262,823	2,125,067	(630,341)	7,422,434	(96,759)

Net Realized and Unrealized Gain (Loss) on Investments	432,363	18,328,274	3,398,723	243,287	11,997,788	144,597

Net Increase (Decrease) in Net Assets Resulting from Operations	$764,605	$19,507,367	$3,487,049	$161,861	$11,907,932	$330,844

The accompanying notes are an integral part of these financial statements.

FSA-68

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	BLACKROCK GLOBAL ALLOCATION V.I. FUND	BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$74,863	$705,153	$1,273,735	$1,323,189	$—	$115,516
Expenses:
Asset-based charges	56,803	787,227	469,334	1,242,240	1,166,505	306,677

Net Investment Income (Loss)	18,060	(82,074)	804,401	80,949	(1,166,505)	(191,161)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(21,309)	832,653	(538,212)	1,285,589	4,629,755	954,699
Net realized gain distribution from the Portfolios	54,054	293,910	—	7,177,092	6,666,305	2,310,887

Net realized gain (loss)	32,745	1,126,563	(538,212)	8,462,681	11,296,060	3,265,586

Net change in unrealized appreciation (depreciation) of investments	425,223	2,217,912	(431,411)	(1,411,402)	11,318,971	1,216,546

Net Realized and Unrealized Gain (Loss) on Investments	457,968	3,344,475	(969,623)	7,051,279	22,615,031	4,482,132

Net Increase (Decrease) in Net Assets Resulting from Operations	$476,028	$3,262,401	$(165,222)	$7,132,228	$21,448,526	$4,290,971

The accompanying notes are an integral part of these financial statements.

FSA-69

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	EATON VANCE VT FLOATING-RATE INCOME FUND	EQ/400 MANAGED VOLATILITY*	EQ/500 MANAGED VOLATILITY*	EQ/2000 MANAGED VOLATILITY*	EQ/AB DYNAMIC AGGRESSIVE GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$27,523	$4,630,621	$418,196	$1,302,241	$529,477	$7,369,338
Expenses:
Asset-based charges	102,542	686,267	611,032	1,800,358	598,732	5,892,497

Net Investment Income (Loss)	(75,019)	3,944,354	(192,836)	(498,117)	(69,255)	1,476,841

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	35,197	(206,799)	1,418,834	6,487,686	1,555,796	6,244,167
Net realized gain distribution from the Portfolios	171,875	—	3,559,068	19,297,259	2,544,877	7,415,541

Net realized gain (loss)	207,072	(206,799)	4,977,902	25,784,945	4,100,673	13,659,708

Net change in unrealized appreciation (depreciation) of investments	463,686	(76,977)	(191,674)	494,203	(360,919)	36,339,865

Net Realized and Unrealized Gain (Loss) on Investments	670,758	(283,776)	4,786,228	26,279,148	3,739,754	49,999,573

Net Increase (Decrease) in Net Assets Resulting from Operations	$595,739	$3,660,578	$4,593,392	$25,781,031	$3,670,499	$51,476,414

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-70

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/AB DYNAMIC GROWTH*	EQ/AB DYNAMIC MODERATE GROWTH*	EQ/AB SHORT DURATION GOVERNMENT BOND*	EQ/AB SMALL CAP GROWTH*	EQ/AB SUSTAINABLE U.S. THEMATIC*	EQ/AGGRESSIVE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$12,099,297	$23,777,508	$840,621	$321,808	$321	$789,248
Expenses:
Asset-based charges	10,664,410	21,232,644	272,624	1,508,154	2,478	452,832

Net Investment Income (Loss)	1,434,887	2,544,864	567,997	(1,186,346)	(2,157)	336,416

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	16,018,818	34,247,000	181,585	3,476,245	14,138	829,490
Net realized gain distribution from the Portfolios	4,265,930	87,492,000	—	10,790,907	—	1,981,819

Net realized gain (loss)	20,284,748	121,739,000	181,585	14,267,152	14,138	2,811,309

Net change in unrealized appreciation (depreciation) of investments	60,735,708	12,014,384	23,781	372,027	5,797	1,239,470

Net Realized and Unrealized Gain (Loss) on Investments	81,020,456	133,753,384	205,366	14,639,179	19,935	4,050,779

Net Increase (Decrease) in Net Assets Resulting from Operations	$82,455,343	$136,298,248	$773,363	$13,452,833	$17,778	$4,387,195

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-71

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/AGGRESSIVE GROWTH STRATEGY*	EQ/ALL ASSET GROWTH ALLOCATION*	EQ/AMERICAN CENTURY MID CAP VALUE*	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*	EQ/BALANCED STRATEGY*	EQ/CAPITAL GROUP RESEARCH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$87,003,437	$3,282,306	$2,320,780	$1,393,509	$52,162,274	$242,291
Expenses:
Asset-based charges	55,449,999	1,962,640	1,760,684	1,201,526	28,344,553	233,834

Net Investment Income (Loss)	31,553,438	1,319,666	560,096	191,983	23,817,721	8,457

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	97,828,268	5,261,260	192,724	1,119,754	34,352,230	902,925
Net realized gain distribution from the Portfolios	143,102,048	3,962,735	7,166,585	2,180,118	84,060,381	1,784,139

Net realized gain (loss)	240,930,316	9,223,995	7,359,309	3,299,872	118,412,611	2,687,064

Net change in unrealized appreciation (depreciation) of investments	206,287,564	5,016,880	1,277,442	4,212,090	9,188,164	1,160,107

Net Realized and Unrealized Gain (Loss) on Investments	447,217,880	14,240,875	8,636,751	7,511,962	127,600,775	3,847,171

Net Increase (Decrease) in Net Assets Resulting from Operations	$478,771,318	$15,560,541	$9,196,847	$7,703,945	$151,418,496	$3,855,628

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-72

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*	EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*	EQ/COMMON STOCK INDEX*	EQ/CONSERVATIVE ALLOCATION*	EQ/CONSERVATIVE GROWTH STRATEGY*	EQ/CONSERVATIVE STRATEGY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$55,873	$971,624	$1,408,268	$23,947,771	$13,493,591
Expenses:
Asset-based charges	1,123,895	207,171	1,632,670	569,441	12,402,136	6,580,563

Net Investment Income (Loss)	(1,123,895)	(151,298)	(661,046)	838,827	11,545,635	6,913,028

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,936,687	495,414	3,946,239	9,272	13,850,822	11,093,753
Net realized gain distribution from the Portfolios	5,696,805	—	8,633,853	876,518	30,550,197	4,948,733

Net realized gain (loss)	9,633,492	495,414	12,580,092	885,790	44,401,019	16,042,486

Net change in unrealized appreciation (depreciation) of investments	9,945,711	2,892,021	12,841,439	(69,406)	(1,792,818)	(7,131,524)

Net Realized and Unrealized Gain (Loss) on Investments	19,579,203	3,387,435	25,421,531	816,384	42,608,201	8,910,962

Net Increase (Decrease) in Net Assets Resulting from Operations	$18,455,308	$3,236,137	$24,760,485	$1,655,211	$54,153,836	$15,823,990

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-73

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/CORE BOND INDEX*	EQ/CORE PLUS BOND*	EQ/EMERGING MARKETS EQUITY PLUS*	EQ/EQUITY 500 INDEX*	EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*	EQ/FRANKLIN MODERATE ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$6,073,988	$2,971,528	$147,478	$5,705,649	$710,651	$3,596,152
Expenses:
Asset-based charges	3,357,744	795,332	90,719	8,333,268	2,704,560	2,961,405

Net Investment Income (Loss)	2,716,244	2,176,196	56,759	(2,627,619)	(1,993,909)	634,747

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	202,077	(57,021)	(19,585)	27,210,650	11,434,356	2,781,935
Net realized gain distribution from the Portfolios	—	—	—	13,853,378	13,206,674	—

Net realized gain (loss)	202,077	(57,021)	(19,585)	41,064,028	24,641,030	2,781,935

Net change in unrealized appreciation (depreciation) of investments	(283,520)	(3,387,002)	152,781	95,690,814	18,573,184	8,888,635

Net Realized and Unrealized Gain (Loss) on Investments	(81,443)	(3,444,023)	133,196	136,754,842	43,214,214	11,670,570

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,634,801	$(1,267,827)	$189,955	$134,127,223	$41,220,305	$12,305,317

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-74

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/FRANKLIN RISING DIVIDENDS*	EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*	EQ/GLOBAL EQUITY MANAGED VOLATILITY*	EQ/GOLDMAN SACHS GROWTH ALLOCATION*	EQ/GOLDMAN SACHS MID CAP VALUE*	EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$1,463,442	$64,766	$93,772	$7,437,781	$181,114	$15,152,526
Expenses:
Asset-based charges	2,243,187	83,955	115,800	4,086,725	347,138	8,733,822

Net Investment Income (Loss)	(779,745)	(19,189)	(22,028)	3,351,056	(166,024)	6,418,704

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	4,100,721	158,524	312,280	3,089,861	340,500	9,933,694
Net realized gain distribution from the Portfolios	5,004,722	459,049	793,466	8,675,303	1,073,930	—

Net realized gain (loss)	9,105,443	617,573	1,105,746	11,765,164	1,414,430	9,933,694

Net change in unrealized appreciation (depreciation) of investments	7,592,446	(76,320)	(226,119)	15,820,804	1,119,651	33,747,627

Net Realized and Unrealized Gain (Loss) on Investments	16,697,889	541,253	879,627	27,585,968	2,534,081	43,681,321

Net Increase (Decrease) in Net Assets Resulting from Operations	$15,918,144	$522,064	$857,599	$30,937,024	$2,368,057	$50,100,025

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-75

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/GROWTH STRATEGY*	EQ/INTERMEDIATE CORPORATE BOND*	EQ/INTERMEDIATE GOVERNMENT BOND*	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*	EQ/INTERNATIONAL EQUITY INDEX*	EQ/INTERNATIONAL MANAGED VOLATILITY*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$85,231,932	$10,123	$2,453,662	$160,123	$2,079,076	$1,426,019
Expenses:
Asset-based charges	51,773,492	1,169	1,269,550	109,470	922,726	836,971

Net Investment Income (Loss)	33,458,440	8,954	1,184,112	50,653	1,156,350	589,048

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	80,803,554	183	(280,949)	139,105	1,332,649	1,165,682
Net realized gain distribution from the Portfolios	192,029,739	2,748	—	355,274	—	835,914

Net realized gain (loss)	272,833,293	2,931	(280,949)	494,379	1,332,649	2,001,596

Net change in unrealized appreciation (depreciation) of investments	81,644,233	(8,223)	451,798	(379,091)	92,749	(1,658,216)

Net Realized and Unrealized Gain (Loss) on Investments	354,477,526	(5,292)	170,849	115,288	1,425,398	343,380

Net Increase (Decrease) in Net Assets Resulting from Operations	$387,935,966	$3,662	$1,354,961	$165,941	$2,581,748	$932,428

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-76

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*	EQ/INVESCO COMSTOCK*	EQ/INVESCO GLOBAL*	EQ/INVESCO GLOBAL REAL ASSETS*	EQ/INVESCO MODERATE ALLOCATION*	EQ/INVESCO MODERATE GROWTH ALLOCATION*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$35,310	$690,051	$—	$901,259	$5,891,480	$5,772,813
Expenses:
Asset-based charges	22,703	712,928	1,087,463	573,803	4,130,894	3,181,257

Net Investment Income (Loss)	12,607	(22,877)	(1,087,463)	327,456	1,760,586	2,591,556

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	26,150	1,035,843	4,321,005	113,500	4,651,371	2,542,306
Net realized gain distribution from the Portfolios	80,154	4,342,384	3,820,998	146,019	3,224,570	—

Net realized gain (loss)	106,304	5,378,227	8,142,003	259,519	7,875,941	2,542,306

Net change in unrealized appreciation (depreciation) of investments	(110,924)	966,680	4,010,247	(1,028,417)	12,508,625	15,062,833

Net Realized and Unrealized Gain (Loss) on Investments	(4,620)	6,344,907	12,152,250	(768,898)	20,384,566	17,605,139

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,987	$6,322,030	$11,064,787	$(441,442)	$22,145,152	$20,196,695

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-77

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/JANUS ENTERPRISE*	EQ/JPMORGAN GROWTH ALLOCATION*	EQ/JPMORGAN GROWTH STOCK*	EQ/JPMORGAN VALUE OPPORTUNITIES*	EQ/LARGE CAP CORE MANAGED VOLATILITY*	EQ/LARGE CAP GROWTH INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$11,566	$13,422,845	$—	$1,291,703	$55,243	$60,931
Expenses:
Asset-based charges	1,230,936	6,384,604	4,454,725	1,368,759	90,795	2,108,610

Net Investment Income (Loss)	(1,219,370)	7,038,241	(4,454,725)	(77,056)	(35,552)	(2,047,679)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	869,713	5,048,440	12,681,025	1,531,309	265,457	9,015,223
Net realized gain distribution from the Portfolios	6,977,662	16,122,931	17,996,878	13,300,002	1,000,122	12,474,251

Net realized gain (loss)	7,847,375	21,171,371	30,677,903	14,831,311	1,265,579	21,489,474

Net change in unrealized appreciation (depreciation) of investments	4,295,386	17,465,910	69,219,425	(481,707)	(73,376)	25,104,439

Net Realized and Unrealized Gain (Loss) on Investments	12,142,761	38,637,281	99,897,328	14,349,604	1,192,203	46,593,913

Net Increase (Decrease) in Net Assets Resulting from Operations	$10,923,391	$45,675,522	$95,442,603	$14,272,548	$1,156,651	$44,546,234

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-78

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*	EQ/LARGE CAP VALUE INDEX*	EQ/LARGE CAP VALUE MANAGED VOLATILITY*	EQ/LAZARD EMERGING MARKETS EQUITY*	EQ/LONG- TERM BOND*	EQ/LOOMIS SAYLES GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$53,163	$1,098,283	$341,722	$2,069,376	$4,644	$—
Expenses:
Asset-based charges	239,836	957,844	323,946	731,004	1,055	2,140,990

Net Investment Income (Loss)	(186,673)	140,439	17,776	1,338,372	3,589	(2,140,990)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,186,870	1,901,096	456,257	1,311,193	142	10,365,328
Net realized gain distribution from the Portfolios	1,945,037	3,903,520	2,046,374	2,065,224	—	30,219,686

Net realized gain (loss)	3,131,907	5,804,616	2,502,631	3,376,417	142	40,585,014

Net change in unrealized appreciation (depreciation) of investments	1,177,054	2,791,549	207,022	(1,421,200)	(4,838)	7,745,183

Net Realized and Unrealized Gain (Loss) on Investments	4,308,961	8,596,165	2,709,653	1,955,217	(4,696)	48,330,197

Net Increase (Decrease) in Net Assets Resulting from Operations	$4,122,288	$8,736,604	$2,727,429	$3,293,589	$(1,107)	$46,189,207

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-79

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MFS INTERNATIONAL GROWTH*	EQ/MFS INTERNATIONAL INTRINSIC VALUE*	EQ/MFS MID CAP FOCUSED GROWTH*	EQ/MFS TECHNOLOGY*	EQ/MFS UTILITIES SERIES*	EQ/MID CAP INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$762,246	$2,451,253	$—	$—	$685,820	$1,117,722
Expenses:
Asset-based charges	1,352,808	2,365,091	815,889	2,660,683	629,070	1,665,623

Net Investment Income (Loss)	(590,562)	86,162	(815,889)	(2,660,683)	56,750	(547,901)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,411,768	4,765,173	2,590,634	16,171,835	(254,656)	1,924,523
Net realized gain distribution from the Portfolios	5,960,140	10,501,254	4,752,113	21,627,898	693,030	8,227,224

Net realized gain (loss)	7,371,908	15,266,427	7,342,747	37,799,733	438,374	10,151,747

Net change in unrealized appreciation (depreciation) of investments	891,075	(4,710,820)	571,397	23,021,758	3,872,126	4,868,992

Net Realized and Unrealized Gain (Loss) on Investments	8,262,983	10,555,607	7,914,144	60,821,491	4,310,500	15,020,739

Net Increase (Decrease) in Net Assets Resulting from Operations	$7,672,421	$10,641,769	$7,098,255	$58,160,808	$4,367,250	$14,472,838

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial..

FSA-80

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/MID CAP VALUE MANAGED VOLATILITY*	EQ/MODERATE ALLOCATION*	EQ/MODERATE GROWTH STRATEGY*	EQ/MODERATE- PLUS ALLOCATION*	EQ/MONEY MARKET*	EQ/MORGAN STANLEY SMALL CAP GROWTH*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$162,556	$5,214,109	$104,055,038	$2,071,949	$11,463,962	$670
Expenses:
Asset-based charges	174,324	2,453,469	60,912,582	1,020,240	2,637,770	88,573

Net Investment Income (Loss)	(11,768)	2,760,640	43,142,456	1,051,709	8,826,192	(87,903)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	228,942	1,052,558	80,883,347	1,361,214	21,632	555,062
Net realized gain distribution from the Portfolios	1,294,486	7,825,409	246,465,618	4,816,138	46,288	—

Net realized gain (loss)	1,523,428	8,877,967	327,348,965	6,177,352	67,920	555,062

Net change in unrealized appreciation (depreciation) of investments	(347,316)	1,186,865	15,328,867	643,255	(35,923)	704,741

Net Realized and Unrealized Gain (Loss) on Investments	1,176,112	10,064,832	342,677,832	6,820,607	31,997	1,259,803

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,164,344	$12,825,472	$385,820,288	$7,872,316	$8,858,189	$1,171,900

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-81

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/PIMCO GLOBAL REAL RETURN*	EQ/PIMCO REAL RETURN*	EQ/PIMCO TOTAL RETURN ESG*	EQ/PIMCO ULTRA SHORT BOND*	EQ/QUALITY BOND PLUS*	EQ/SMALL COMPANY INDEX*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$133,827	$1,003,042	$6,253,807	$2,269,948	$395,516	$1,041,045
Expenses:
Asset-based charges	328,939	417,531	1,945,093	625,442	180,768	1,052,983

Net Investment Income (Loss)	(195,112)	585,511	4,308,714	1,644,506	214,748	(11,938)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(322,061)	(505,061)	(1,600,795)	494,949	3,099	1,061,306
Net realized gain distribution from the Portfolios	—	1,086,068	—	—	—	5,013,047

Net realized gain (loss)	(322,061)	581,007	(1,600,795)	494,949	3,099	6,074,353

Net change in unrealized appreciation (depreciation) of investments	112,156	(1,024,807)	(1,687,056)	117,059	(188,655)	1,596,189

Net Realized and Unrealized Gain (Loss) on Investments	(209,905)	(443,800)	(3,287,851)	612,008	(185,556)	7,670,542

Net Increase (Decrease) in Net Assets Resulting from Operations	$(405,017)	$141,711	$1,020,863	$2,256,514	$29,192	$7,658,604

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-82

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQ/T. ROWE PRICE HEALTH SCIENCES*	EQ/ULTRA CONSERVATIVE STRATEGY*	EQ/VALUE EQUITY*	EQ/WELLINGTON ENERGY*	EQUITABLE CONSERVATIVE GROWTH MF/ETF*	EQUITABLE GROWTH MF/ETF*
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$49,603,744	$1,004,612	$740,747	$680,050	$89,277
Expenses:
Asset-based charges	1,991,711	29,234,550	1,497,698	367,402	275,497	67,147

Net Investment Income (Loss)	(1,991,711)	20,369,194	(493,086)	373,345	404,553	22,130

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	3,086,655	24,823,103	3,219,614	1,137,306	441,832	93,017
Net realized gain distribution from the Portfolios	7,410,254	35,763,350	3,756,780	—	207,414	—

Net realized gain (loss)	10,496,909	60,586,453	6,976,394	1,137,306	649,246	93,017

Net change in unrealized appreciation (depreciation) of investments	(6,563,069)	(50,426,097)	166,970	40,437	156,259	535,149

Net Realized and Unrealized Gain (Loss) on Investments	3,933,840	10,160,356	7,143,364	1,177,743	805,505	628,166

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,942,129	$30,529,550	$6,650,278	$1,551,088	$1,210,058	$650,296

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-83

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	EQUITABLE MODERATE GROWTH MF/ETF*	FEDERATED HERMES HIGH INCOME BOND FUND II	FEDERATED HERMES KAUFMANN FUND II	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	FIDELITY® VIP FREEDOM 2015 PORTFOLIO	FIDELITY® VIP FREEDOM 2020 PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$118,790	$1,767,369	$188,899	$10,857	$8,787	$14,843
Expenses:
Asset-based charges	54,322	371,395	311,790	9,276	5,409	8,355

Net Investment Income (Loss)	64,468	1,395,974	(122,891)	1,581	3,378	6,488

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	37,610	122,788	341,390	10,716	11,838	2,342
Net realized gain distribution from the Portfolios	—	—	880,946	7,783	15,636	15,844

Net realized gain (loss)	37,610	122,788	1,222,336	18,499	27,474	18,186

Net change in unrealized appreciation (depreciation) of investments	293,393	8,822	3,011,266	35,900	(11,888)	7,130

Net Realized and Unrealized Gain (Loss) on Investments	331,003	131,610	4,233,602	54,399	15,586	25,316

Net Increase (Decrease) in Net Assets Resulting from Operations	$395,471	$1,527,584	$4,110,711	$55,980	$18,964	$31,804

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-84

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	FIDELITY® VIP FREEDOM 2025 PORTFOLIO	FIDELITY® VIP FREEDOM 2030 PORTFOLIO	FIDELITY® VIP MID CAP PORTFOLIO	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$8,469	$32,005	$358,963	$5,263,907	$348,688	$1,129,313
Expenses:
Asset-based charges	5,422	23,859	1,348,070	1,882,781	88,946	625,366

Net Investment Income (Loss)	3,047	8,146	(989,107)	3,381,126	259,742	503,947

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	15,670	68,521	2,291,757	(190,893)	7,286	770,722
Net realized gain distribution from the Portfolios	656	3,301	13,960,670	—	292,247	421,144

Net realized gain (loss)	16,326	71,822	16,252,427	(190,893)	299,533	1,191,866

Net change in unrealized appreciation (depreciation) of investments	9,956	55,783	(128,696)	3,383,430	26,774	571,752

Net Realized and Unrealized Gain (Loss) on Investments	26,282	127,605	16,123,731	3,192,537	326,307	1,763,618

Net Increase (Decrease) in Net Assets Resulting from Operations	$29,329	$135,751	$15,134,624	$6,573,663	$586,049	$2,267,565

The accompanying notes are an integral part of these financial statements.

FSA-85

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	FRANKLIN ALLOCATION VIP FUND	FRANKLIN INCOME VIP FUND	GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	HARTFORD DISCIPLINED EQUITY HLS FUND	INVESCO V.I. BALANCED-RISK ALLOCATION FUND	INVESCO V.I. DIVERSIFIED DIVIDEND FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$390,747	$4,949,518	$64,383	$51,473	$756,721	$698,799
Expenses:
Asset-based charges	251,183	1,221,531	27,297	842,012	152,720	624,462

Net Investment Income (Loss)	139,564	3,727,987	37,086	(790,539)	604,001	74,337

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	275,634	(811,247)	(5,044)	3,012,666	193,471	229,411
Net realized gain distribution from the Portfolios	—	405,518	34,417	2,810,615	—	1,703,371

Net realized gain (loss)	275,634	(405,729)	29,373	5,823,281	193,471	1,932,782

Net change in unrealized appreciation (depreciation) of investments	1,027,275	2,096,073	(83,993)	8,857,649	(441,559)	2,835,177

Net Realized and Unrealized Gain (Loss) on Investments	1,302,909	1,690,344	(54,620)	14,680,930	(248,088)	4,767,959

Net Increase (Decrease) in Net Assets Resulting from Operations	$1,442,473	$5,418,331	$(17,534)	$13,890,391	$355,913	$4,842,296

The accompanying notes are an integral part of these financial statements.

FSA-86

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	INVESCO V.I. EQUITY AND INCOME FUND	INVESCO V.I. HEALTH CARE FUND	INVESCO V.I. HIGH YIELD FUND	INVESCO V.I. MAIN STREET MID CAP FUND	INVESCO V.I. SMALL CAP EQUITY FUND	JANUS HENDERSON BALANCED PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$321,055	$—	$2,297,567	$12,116	$—	$6,300,291
Expenses:
Asset-based charges	286,636	120,628	512,355	137,633	352,221	4,105,173

Net Investment Income (Loss)	34,419	(120,628)	1,785,212	(125,517)	(352,221)	2,195,118

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	365,663	289,707	60,568	318,856	1,010,349	5,950,279
Net realized gain distribution from the Portfolios	784,226	—	—	242,597	1,421,727	—

Net realized gain (loss)	1,149,889	289,707	60,568	561,453	2,432,076	5,950,279

Net change in unrealized appreciation (depreciation) of investments	957,370	124,776	696,346	972,875	2,161,925	37,906,450

Net Realized and Unrealized Gain (Loss) on Investments	2,107,259	414,483	756,914	1,534,328	4,594,001	43,856,729

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,141,678	$293,855	$2,542,126	$1,408,811	$4,241,780	$46,051,847

The accompanying notes are an integral part of these financial statements.

FSA-87

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	MACQUARIE VIP ASSET STRATEGY SERIES	MACQUARIE VIP EMERGING MARKETS SERIES	MACQUARIE VIP HIGH INCOME SERIES	MFS® INVESTORS TRUST SERIES
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,678,568	$8,001,263	$332,504	$188,935	$4,966,538	$65,957
Expenses:
Asset-based charges	715,015	1,784,486	250,950	93,137	1,081,803	186,010

Net Investment Income (Loss)	1,963,553	6,216,777	81,554	95,798	3,884,735	(120,053)

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(588,076)	(1,103,342)	474,370	144,406	(220,235)	443,434
Net realized gain distribution from the Portfolios	—	—	663,938	—	—	1,029,314

Net realized gain (loss)	(588,076)	(1,103,342)	1,138,308	144,406	(220,235)	1,472,748

Net change in unrealized appreciation (depreciation) of investments	(1,020,908)	2,619,177	728,375	108,197	(169,227)	1,025,492

Net Realized and Unrealized Gain (Loss) on Investments	(1,608,984)	1,515,835	1,866,683	252,603	(389,462)	2,498,240

Net Increase (Decrease) in Net Assets Resulting from Operations	$354,569	$7,732,612	$1,948,237	$348,401	$3,495,273	$2,378,187

The accompanying notes are an integral part of these financial statements.

FSA-88

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	MFS® VALUE SERIES	MULTIMANAGER AGGRESSIVE EQUITY*	MULTIMANAGER CORE BOND*	MULTIMANAGER TECHNOLOGY*	PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$24,346	$669,469	$81,264	$1,874,986	$—	$389,428
Expenses:
Asset-based charges	269,156	519,975	271,332	769,949	1,552,762	243,996

Net Investment Income (Loss)	(244,810)	149,494	(190,068)	1,105,037	(1,552,762)	145,432

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	536,018	70,771	1,687,869	(84,874)	6,211,825	(1,095,794)
Net realized gain distribution from the Portfolios	1,693,819	3,556,513	2,809,886	—	15,130,158	—

Net realized gain (loss)	2,229,837	3,627,284	4,497,755	(84,874)	21,341,983	(1,095,794)

Net change in unrealized appreciation (depreciation) of investments	632,845	883,259	470,210	(753,263)	7,544,434	1,482,939

Net Realized and Unrealized Gain (Loss) on Investments	2,862,682	4,510,543	4,967,965	(838,137)	28,886,417	387,145

Net Increase (Decrease) in Net Assets Resulting from Operations	$2,617,872	$4,660,037	$4,777,897	$266,900	$27,333,655	$532,577

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-89

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	PIMCO EMERGING MARKETS BOND PORTFOLIO	PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	PIMCO INCOME PORTFOLIO	PRINCIPAL BLUE CHIP ACCOUNT	PRINCIPAL EQUITY INCOME ACCOUNT
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$618,786	$228,060	$127,927	$2,814,766	$—	$25
Expenses:
Asset-based charges	129,356	75,477	42,645	573,844	8,913	12

Net Investment Income (Loss)	489,430	152,583	85,282	2,240,922	(8,913)	13

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	1,269	(75,632)	5,308	(156,668)	54,128	2
Net realized gain distribution from the Portfolios	—	—	—	—	—	12

Net realized gain (loss)	1,269	(75,632)	5,308	(156,668)	54,128	14

Net change in unrealized appreciation (depreciation) of investments	84,641	(195,480)	258,016	(167,912)	111,913	130

Net Realized and Unrealized Gain (Loss) on Investments	85,910	(271,112)	263,324	(324,580)	166,041	144

Net Increase (Decrease) in Net Assets Resulting from Operations	$575,340	$(118,529)	$348,606	$1,916,342	$157,128	$157

The accompanying notes are an integral part of these financial statements.

FSA-90

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Continued)

FOR THE YEAR ENDED DECEMBER 31, 2024

	PROFUND VP BEAR	PROFUND VP BIOTECHNOLOGY	PUTNAM VT GLOBAL ASSET ALLOCATION FUND	PUTNAM VT RESEARCH FUND	T. ROWE PRICE EQUITY INCOME PORTFOLIO	TEMPLETON DEVELOPING MARKETS VIP FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$2,013	$—	$112,275	$27,413	$536,214	$306,007
Expenses:
Asset-based charges	449	432,432	58,602	79,963	362,521	110,160

Net Investment Income (Loss)	1,564	(432,432)	53,673	(52,550)	173,693	195,847

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(6,499)	(1,698,195)	218,298	301,916	629,272	70,922
Net realized gain distribution from the Portfolios	985	11,769,748	—	43,538	2,111,144	58,810

Net realized gain (loss)	(5,514)	10,071,553	218,298	345,454	2,740,416	129,732

Net change in unrealized appreciation (depreciation) of investments	(2,453)	(9,830,058)	472,745	1,334,640	312,671	141,838

Net Realized and Unrealized Gain (Loss) on Investments	(7,967)	241,495	691,043	1,680,094	3,053,087	271,570

Net Increase (Decrease) in Net Assets Resulting from Operations	$(6,403)	$(190,937)	$744,716	$1,627,544	$3,226,780	$467,417

The accompanying notes are an integral part of these financial statements.

FSA-91

SEPARATE ACCOUNT NO. 70

STATEMENTS OF OPERATIONS (Concluded)

FOR THE YEAR ENDED DECEMBER 31, 2024

	TEMPLETON GLOBAL BOND VIP FUND	VANECK VIP EMERGING MARKETS BOND FUND	VANECK VIP GLOBAL RESOURCES FUND
Income and Expenses:
Investment Income:
Dividends from the Portfolios	$—	$63,149	$270,602
Expenses:
Asset-based charges	775,694	10,013	159,246

Net Investment Income (Loss)	(775,694)	53,136	111,356

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain (loss) on investments	(886,385)	1,372	11,865
Net realized gain distribution from the Portfolios	—	—	—

Net realized gain (loss)	(886,385)	1,372	11,865

Net change in unrealized appreciation (depreciation) of investments	(5,971,190)	(39,555)	(520,569)

Net Realized and Unrealized Gain (Loss) on Investments	(6,857,575)	(38,183)	(508,704)

Net Increase (Decrease) in Net Assets Resulting from Operations .	$(7,633,269)	$14,953	$(397,348)

The accompanying notes are an integral part of these financial statements.

FSA-92

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT CONVERTIBLE SECURITIES*		1290 VT DOUBLELINE OPPORTUNISTIC BOND*		1290 VT EQUITY INCOME*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$336,365	$438,402	$1,126,025	$1,023,067	$134,136	$156,552
Net realized gain (loss)	43,487	(2,152,419)	(293,281)	(4,314,727)	2,112,813	2,642,018
Net change in unrealized appreciation (depreciation) of investments	1,537,943	4,139,592	(284,516)	4,981,370	(348,807)	(1,985,711)

Net increase (decrease) in net assets resulting from operations	1,917,795	2,425,575	548,228	1,689,710	1,898,142	812,859

From Contractowners Transactions:
Payments received from contractowners	32,965	127,146	1,139,629	1,256,307	616,884	416,612
Transfers between Variable Investment Options including guaranteed interest account, net	57,215	81,386	1,153,475	1,937,821	(717,256)	(793,173)
Redemptions for contract benefits and terminations	(580,519)	(496,890)	(4,312,153)	(3,971,957)	(3,502,479)	(3,152,944)
Contract maintenance charges	(2,098)	(2,509)	(2,630)	(3,173)	(36,035)	(37,610)

Net increase (decrease) in net assets resulting from contractowners transactions	(492,437)	(290,867)	(2,021,679)	(781,002)	(3,638,886)	(3,567,115)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	292	41	—

Net Increase (Decrease) in Net Assets	1,425,358	2,134,708	(1,473,451)	909,000	(1,740,703)	(2,754,256)
Net Assets - Beginning of Year or Period	20,302,857	18,168,149	34,392,349	33,483,349	23,938,668	26,692,924

Net Assets - End of Year or Period	$21,728,215	$20,302,857	$32,918,898	$34,392,349	$22,197,965	$23,938,668

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-93

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT GAMCO MERGERS & ACQUISITIONS*		1290 VT GAMCO SMALL COMPANY VALUE*		1290 VT HIGH YIELD BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$69,450	$67,473	$(1,950,159)	$(1,807,706)	$1,230,261	$1,125,696
Net realized gain (loss)	671,516	(129,125)	25,203,411	44,695,219	279,997	(2,225,797)
Net change in unrealized appreciation (depreciation) of investments	216,976	1,084,864	1,511,900	2,253,884	19,443	3,532,234

Net increase (decrease) in net assets resulting from operations	957,942	1,023,212	24,765,152	45,141,397	1,529,701	2,432,133

From Contractowners Transactions:
Payments received from contractowners	244,968	561,842	6,146,520	5,753,996	959,860	1,082,863
Transfers between Variable Investment Options including guaranteed interest account, net	111,880	(47,378)	(3,941,220)	(1,601,800)	3,025,253	1,408,880
Redemptions for contract benefits and terminations	(1,580,288)	(1,650,849)	(44,206,418)	(35,043,119)	(3,908,105)	(2,852,525)
Contract maintenance charges	(2,330)	(1,685)	(30,787)	(36,154)	(2,828)	(3,289)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,225,770)	(1,138,070)	(42,031,905)	(30,927,077)	74,180	(364,071)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	18	—	6	(9)	35	196

Net Increase (Decrease) in Net Assets	(267,810)	(114,858)	(17,266,747)	14,214,311	1,603,916	2,068,258
Net Assets - Beginning of Year or Period	13,127,138	13,241,996	263,075,090	248,860,779	24,341,368	22,273,110

Net Assets - End of Year or Period	$12,859,328	$13,127,138	$245,808,343	$263,075,090	$25,945,284	$24,341,368

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-94

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT MICRO CAP*		1290 VT MODERATE GROWTH ALLOCATION*		1290 VT MULTI-ALTERNATIVE STRATEGIES*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(58,082)	$(33,632)	$437,877	$280,112	$25,342	$22,843
Net realized gain (loss)	457,073	(2,906,957)	1,889,216	275,451	21,522	(203,553)
Net change in unrealized appreciation (depreciation) of investments	794,578	3,408,372	7,937,155	13,714,895	130,270	262,399

Net increase (decrease) in net assets resulting from operations	1,193,569	467,783	10,264,248	14,270,458	177,134	81,689

From Contractowners Transactions:
Payments received from contractowners	174,198	317,846	6,084,229	4,149,731	45,482	105,894
Transfers between Variable Investment Options including guaranteed interest account, net	(696,901)	224,140	(529,056)	2,682,229	121,029	236,415
Redemptions for contract benefits and terminations	(676,948)	(444,022)	(7,104,297)	(3,742,785)	(378,236)	(102,918)
Contract maintenance charges	(846)	(1,126)	(1,828,656)	(1,710,119)	(193)	(242)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,200,497)	96,838	(3,377,780)	1,379,056	(211,918)	239,149

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(23)	69	14	1,048	—	11

Net Increase (Decrease) in Net Assets	(6,951)	564,690	6,886,482	15,650,562	(34,784)	320,849
Net Assets — Beginning of Year or Period	6,663,642	6,098,952	111,653,992	96,003,430	2,303,488	1,982,639

Net Assets — End of Year or Period	$6,656,691	$6,663,642	$118,540,474	$111,653,992	$2,268,704	$2,303,488

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-95

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT NATURAL RESOURCES*		1290 VT REAL ESTATE*		1290 VT SMALL CAP VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$288,651	$467,694	$258,404	$248,367	$29,458	$(52,632)
Net realized gain (loss)	82,518	2,053,190	15,354	(7,231,712)	1,617,438	(1,622,386)
Net change in unrealized appreciation (depreciation) of investments	(1,546,357)	(2,738,528)	(312,812)	8,233,286	1,916,629	2,306,589

Net increase (decrease) in net assets resulting from operations	(1,175,188)	(217,644)	(39,054)	1,249,941	3,563,525	631,571

From Contractowners Transactions:
Payments received from contractowners	362,167	1,038,820	294,011	985,261	492,708	761,403
Transfers between Variable Investment Options including guaranteed interest account, net	(924,140)	(4,867,442)	(723,231)	310,776	(654,684)	(3,020,145)
Redemptions for contract benefits and terminations	(3,323,868)	(2,926,912)	(2,108,523)	(1,949,129)	(2,553,533)	(3,068,556)
Contract maintenance charges	(3,771)	(3,390)	(5,062)	(4,452)	(72,537)	(83,004)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,889,612)	(6,758,924)	(2,542,805)	(657,544)	(2,788,046)	(5,410,302)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	5	(125)	—	—	236	313

Net Increase (Decrease) in Net Assets	(5,064,795)	(6,976,693)	(2,581,859)	592,397	775,715	(4,778,418)
Net Assets — Beginning of Year or Period	22,464,616	29,441,309	16,430,247	15,837,850	20,005,260	24,783,678

Net Assets — End of Year or Period	$17,399,821	$22,464,616	$13,848,388	$16,430,247	$20,780,975	$20,005,260

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-96

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	1290 VT SMARTBETA EQUITY ESG*		1290 VT SOCIALLY RESPONSIBLE*		AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(66,345)	$5,567	$(105,777)	$(52,431)	$6,738	$(12,769)
Net realized gain (loss)	1,765,997	965,637	1,330,428	882,496	49,877	(379,820)
Net change in unrealized appreciation (depreciation) of investments	834,163	1,529,984	1,761,410	2,476,987	89,724	627,573

Net increase (decrease) in net assets resulting from operations	2,533,815	2,501,188	2,986,061	3,307,052	146,339	234,984

From Contractowners Transactions:
Payments received from contractowners	410,292	545,879	573,858	496,474	5,362	763
Transfers between Variable Investment Options including guaranteed interest account, net	(175,682)	(754,576)	(1,081,707)	(350,495)	(631)	(137,269)
Redemptions for contract benefits and terminations	(3,483,610)	(2,054,643)	(1,161,522)	(1,629,695)	(172,821)	(230,328)
Contract maintenance charges	(91,474)	(92,601)	(17,470)	(19,149)	(452)	(449)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,340,474)	(2,355,941)	(1,686,841)	(1,502,865)	(168,542)	(367,283)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7	(7)	—	—	11	—

Net Increase (Decrease) in Net Assets	(806,652)	145,240	1,299,220	1,804,187	(22,192)	(132,299)
Net Assets — Beginning of Year or Period	18,298,855	18,153,615	15,085,988	13,281,801	2,186,348	2,318,647

Net Assets — End of Year or Period	$17,492,203	$18,298,855	$16,385,208	$15,085,988	$2,164,156	$2,186,348

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-97

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AB VPS DISCOVERY VALUE PORTFOLIO**		AB VPS RELATIVE VALUE PORTFOLIO**		AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO**
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(49,538)	$(30,553)	$35,457	$36,108	$(85,327)	$(86,251)
Net realized gain (loss)	704,545	(300,117)	1,132,414	766,159	108,847	(1,403,018)
Net change in unrealized appreciation (depreciation) of investments	249,669	1,943,876	892,162	1,102,290	402,650	2,616,011

Net increase (decrease) in net assets resulting from operations	904,676	1,613,206	2,060,033	1,904,557	426,170	1,126,742

From Contractowners Transactions:
Payments received from contractowners	211,796	245,687	261,171	423,798	251,068	160,532
Transfers between Variable Investment Options including guaranteed interest account, net	(415,381)	(557,290)	(326,832)	(854,909)	(1,167,691)	(36,466)
Redemptions for contract benefits and terminations	(1,831,104)	(1,003,539)	(4,949,643)	(2,065,399)	(879,610)	(1,104,813)
Contract maintenance charges	(1,383)	(1,766)	(1,631)	(2,295)	(1,598)	(3,758)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,036,072)	(1,316,908)	(5,016,935)	(2,498,805)	(1,797,831)	(984,505)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	(9)	—	—	—	—

Net Increase (Decrease) in Net Assets	(1,131,396)	296,289	(2,956,902)	(594,248)	(1,371,661)	142,237
Net Assets — Beginning of Year or Period	11,496,056	11,199,767	19,023,986	19,618,234	8,435,563	8,293,326

Net Assets — End of Year or Period	$10,364,660	$11,496,056	$16,067,084	$19,023,986	$7,063,902	$8,435,563

The accompanying notes are an integral part of these financial statements.

**	Denotes Variable Investment Options that invest in shares of a Portfolio of AB Variable Product Series Fund, Inc., an affiliate of Equitable Financial.

FSA-98

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	ALPS GLOBAL OPPORTUNITY PORTFOLIO		AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND		AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$332,242	$(53,947)	$1,179,093	$1,156,437	$88,326	$(106,609)
Net realized gain (loss)	312,168	(1,296,842)	8,065,451	(5,100,591)	1,273,656	(11,958)
Net change in unrealized appreciation (depreciation) of investments	120,195	2,510,981	10,262,823	19,869,482	2,125,067	5,290,621

Net increase (decrease) in net assets resulting from operations	764,605	1,160,192	19,507,367	15,925,328	3,487,049	5,172,054

From Contractowners Transactions:
Payments received from contractowners	43,705	42,608	5,389,545	4,536,682	1,510,728	1,710,867
Transfers between Variable Investment Options including guaranteed interest account, net	(264,923)	(247,463)	1,477,574	3,657,057	31,111	(176,275)
Redemptions for contract benefits and terminations	(815,154)	(704,085)	(17,417,202)	(14,728,424)	(3,192,899)	(3,725,594)
Contract maintenance charges	(479)	(727)	(6,969)	(10,376)	(2,457)	(7,295)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,036,851)	(909,667)	(10,557,052)	(6,545,061)	(1,653,517)	(2,198,297)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	—	476

Net Increase (Decrease) in Net Assets	(272,246)	250,525	8,950,315	9,380,267	1,833,532	2,974,233
Net Assets — Beginning of Year or Period	4,932,698	4,682,173	136,750,984	127,370,717	28,683,506	25,709,273

Net Assets — End of Year or Period	$4,660,452	$4,932,698	$145,701,299	$136,750,984	$30,517,038	$28,683,506

The accompanying notes are an integral part of these financial statements.

FSA-99

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND		AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND		AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(81,426)	$(245,089)	$(89,856)	$56,363	$186,247	$179,038
Net realized gain (loss)	873,628	(6,847,864)	4,575,354	1,720,109	241,356	(5,108,082)
Net change in unrealized appreciation (depreciation) of investments	(630,341)	9,643,606	7,422,434	9,391,671	(96,759)	6,893,581

Net increase (decrease) in net assets resulting from operations	161,861	2,550,653	11,907,932	11,168,143	330,844	1,964,537

From Contractowners Transactions:
Payments received from contractowners	286,515	825,132	1,052,911	2,102,497	373,521	1,037,790
Transfers between Variable Investment Options including guaranteed interest account, net	(39,863)	546,661	(12,731)	(1,069,271)	192,401	(170,018)
Redemptions for contract benefits and terminations	(3,017,499)	(2,523,640)	(6,770,521)	(5,846,546)	(1,765,896)	(1,468,228)
Contract maintenance charges	(1,814)	(3,362)	(7,598)	(14,884)	(1,863)	(2,073)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,772,661)	(1,155,209)	(5,737,939)	(4,828,204)	(1,201,837)	(602,529)

Net Increase (Decrease) in Net Assets	(2,610,800)	1,395,444	6,169,993	6,339,939	(870,993)	1,362,008
Net Assets — Beginning of Year or Period	19,782,039	18,386,595	54,318,074	47,978,135	15,332,350	13,970,342

Net Assets — End of Year or Period	$17,171,239	$19,782,039	$60,488,067	$54,318,074	$14,461,357	$15,332,350

The accompanying notes are an integral part of these financial statements.

FSA-100

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND		AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®		AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$18,060	$24,962	$(82,074)	$(44,329)	$804,401	$626,053
Net realized gain (loss)	32,745	271,784	1,126,563	(1,726,922)	(538,212)	(5,103,830)
Net change in unrealized appreciation (depreciation) of investments	425,223	35,570	2,217,912	10,362,199	(431,411)	5,558,172

Net increase (decrease) in net assets resulting from operations	476,028	332,316	3,262,401	8,590,948	(165,222)	1,080,395

From Contractowners Transactions:
Payments received from contractowners	119,150	57,307	1,607,420	1,593,241	707,989	907,399
Transfers between Variable Investment Options including guaranteed interest account, net	48,127	441,618	(944,866)	(894,036)	1,739,919	1,432,318
Redemptions for contract benefits and terminations	(874,183)	(1,533,683)	(10,632,501)	(9,334,711)	(5,068,054)	(5,353,200)
Contract maintenance charges	(475)	(517)	(6,302)	(8,242)	(2,262)	(3,019)

Net increase (decrease) in net assets resulting from contractowners transactions	(707,381)	(1,035,275)	(9,976,249)	(8,643,748)	(2,622,408)	(3,016,502)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	14	—	10	471	35	—

Net Increase (Decrease) in Net Assets	(231,339)	(702,959)	(6,713,838)	(52,329)	(2,787,595)	(1,936,107)
Net Assets — Beginning of Year or Period	3,899,746	4,602,705	64,249,118	64,301,447	34,284,117	36,220,224

Net Assets — End of Year or Period	$3,668,407	$3,899,746	$57,535,280	$64,249,118	$31,496,522	$34,284,117

The accompanying notes are an integral part of these financial statements.

FSA-101

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	BLACKROCK GLOBAL ALLOCATION V.I. FUND		BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND		CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$80,949	$1,148,554	$(1,166,505)	$(951,697)	$(191,161)	$(148,002)
Net realized gain (loss)	8,462,681	(15,231,651)	11,296,060	(10,668,431)	3,265,586	3,992,582
Net change in unrealized appreciation (depreciation) of investments	(1,411,402)	24,247,563	11,318,971	38,956,436	1,216,546	(215,626)

Net increase (decrease) in net assets resulting from operations	7,132,228	10,164,466	21,448,526	27,336,308	4,290,971	3,628,954

From Contractowners Transactions:
Payments received from contractowners	1,726,172	2,321,520	1,287,515	1,402,389	497,370	700,884
Transfers between Variable Investment Options including guaranteed interest account, net	(1,158,485)	3,281,343	49,112	1,379,404	722,080	(219,058)
Redemptions for contract benefits and terminations	(16,489,246)	(11,577,901)	(14,229,403)	(10,172,615)	(4,894,255)	(4,535,655)
Contract maintenance charges	(13,746)	(16,373)	(6,020)	(6,674)	(1,647)	(1,903)

Net increase (decrease) in net assets resulting from contractowners transactions	(15,935,305)	(5,991,411)	(12,898,796)	(7,397,496)	(3,676,452)	(4,055,732)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	122	57	—	(1,857)	—

Net Increase (Decrease) in Net Assets	(8,803,077)	4,173,177	8,549,787	19,938,812	612,662	(426,778)
Net Assets — Beginning of Year or Period	99,409,571	95,236,394	77,163,550	57,224,738	21,652,892	22,079,670

Net Assets — End of Year or Period	$90,606,494	$99,409,571	$85,713,337	$77,163,550	$22,265,554	$21,652,892

The accompanying notes are an integral part of these financial statements.

FSA-102

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	CLEARBRIDGE VARIABLE MID CAP PORTFOLIO		EATON VANCE VT FLOATING- RATE INCOME FUND		EQ/400 MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(75,019)	$(98,837)	$3,944,354	$4,213,238	$(192,836)	$(124,306)
Net realized gain (loss)	207,072	(113,922)	(206,799)	(2,341,226)	4,977,902	941,565
Net change in unrealized appreciation (depreciation) of investments	463,686	1,014,580	(76,977)	3,810,158	(191,674)	4,617,663

Net increase (decrease) in net assets resulting from operations	595,739	801,821	3,660,578	5,682,170	4,593,392	5,434,922

From Contractowners Transactions:
Payments received from contractowners	156,462	261,382	2,616,875	1,828,699	252,306	107,082
Transfers between Variable Investment Options including guaranteed interest account, net	(108,850)	349,156	322,271	1,710,722	(2,035,676)	726,666
Redemptions for contract benefits and terminations	(1,037,571)	(911,458)	(10,601,403)	(7,579,942)	(5,467,896)	(3,688,412)
Contract maintenance charges	(582)	(744)	(4,353)	(5,364)	(836,004)	(840,199)

Net increase (decrease) in net assets resulting from contractowners transactions	(990,541)	(301,664)	(7,666,610)	(4,045,885)	(8,087,270)	(3,694,863)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	9,995	5,916	11	—

Net Increase (Decrease) in Net Assets	(394,802)	500,157	(3,996,037)	1,642,201	(3,493,867)	1,740,059
Net Assets — Beginning of Year or Period	7,752,892	7,252,735	60,333,596	58,691,395	43,048,209	41,308,150

Net Assets — End of Year or Period	$7,358,090	$7,752,892	$56,337,559	$60,333,596	$39,554,342	$43,048,209

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-103

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/500 MANAGED VOLATILITY*		EQ/2000 MANAGED VOLATILITY*		EQ/AB DYNAMIC AGGRESSIVE GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(498,117)	$(415,574)	$(69,255)	$(79,066)	$1,476,841	$(1,282,934)
Net realized gain (loss)	25,784,945	14,436,090	4,100,673	(5,456,389)	13,659,708	3,709,290
Net change in unrealized appreciation (depreciation) of investments	494,203	12,124,476	(360,919)	11,243,842	36,339,865	51,822,568

Net increase (decrease) in net assets resulting from operations	25,781,031	26,144,992	3,670,499	5,708,387	51,476,414	54,248,924

From Contractowners Transactions:
Payments received from contractowners	750,221	393,203	71,829	54,255	30,442,625	16,488,420
Transfers between Variable Investment Options including guaranteed interest account, net	(9,899,648)	(6,219,129)	(2,899,552)	1,764,275	1,540,511	3,909,195
Redemptions for contract benefits and terminations	(16,560,536)	(13,163,471)	(5,045,504)	(3,978,460)	(23,960,797)	(14,194,460)
Contract maintenance charges	(1,943,923)	(1,979,281)	(811,501)	(836,912)	(7,280,960)	(6,729,304)

Net increase (decrease) in net assets resulting from contractowners transactions	(27,653,886)	(20,968,678)	(8,684,728)	(2,996,842)	741,379	(526,149)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	282,038	505	—	—	404	1,082

Net Increase (Decrease) in Net Assets	(1,590,817)	5,176,819	(5,014,229)	2,711,545	52,218,197	53,723,857
Net Assets — Beginning of Year or Period	126,252,992	121,076,173	43,424,097	40,712,552	407,844,201	354,120,344

Net Assets — End of Year or Period	$124,662,175	$126,252,992	$38,409,868	$43,424,097	$460,062,398	$407,844,201

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-104

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB DYNAMIC GROWTH*		EQ/AB DYNAMIC MODERATE GROWTH*		EQ/AB SHORT DURATION GOVERNMENT BOND*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,434,887	$(3,344,665)	$2,544,864	$(5,891,048)	$567,997	$364,447
Net realized gain (loss)	20,284,748	8,756,630	121,739,000	(109,664,999)	181,585	(298,070)
Net change in unrealized appreciation (depreciation) of investments	60,735,708	89,332,042	12,014,384	273,714,608	23,781	733,333

Net increase (decrease) in net assets resulting from operations	82,455,343	94,744,007	136,298,248	158,158,561	773,363	799,710

From Contractowners Transactions:
Payments received from contractowners	13,761,427	19,861,884	14,962,848	18,402,528	1,098,079	1,101,612
Transfers between Variable Investment Options including guaranteed interest account, net	5,022,408	2,835,740	20,362,831	4,680,558	335,370	411,299
Redemptions for contract benefits and terminations	(95,936,315)	(61,864,827)	(224,776,686)	(157,998,383)	(4,339,734)	(3,268,341)
Contract maintenance charges	(14,659,221)	(14,569,111)	(28,829,337)	(29,362,991)	(2,963)	(4,191)

Net increase (decrease) in net assets resulting from contractowners transactions	(91,811,701)	(53,736,314)	(218,280,344)	(164,278,288)	(2,909,248)	(1,759,621)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(3,975)	121	(6,924)	200	—	—

Net Increase (Decrease) in Net Assets	(9,360,333)	41,007,814	(81,989,020)	(6,119,527)	(2,135,885)	(959,911)
Net Assets — Beginning of Year or Period	777,338,343	736,330,529	1,535,045,597	1,541,165,124	25,325,752	26,285,663

Net Assets — End of Year or Period	$767,978,010	$777,338,343	$1,453,056,577	$1,535,045,597	$23,189,867	$25,325,752

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-105

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AB SMALL CAP GROWTH*		EQ/AB SUSTAINABLE U.S. THEMATIC*		EQ/AGGRESSIVE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,186,346)	$(1,152,936)	$(2,157)	$(1,312)	$336,416	$45,360
Net realized gain (loss)	14,267,152	(27,797,437)	14,138	9,420	2,811,309	(6,410,582)
Net change in unrealized appreciation (depreciation) of investments	372,027	45,457,728	5,797	26,733	1,239,470	11,845,063

Net increase (decrease) in net assets resulting from operations	13,452,833	16,507,355	17,778	34,841	4,387,195	5,479,841

From Contractowners Transactions:
Payments received from contractowners	3,977,416	2,527,199	2,394	53,027	2,397,541	916,859
Transfers between Variable Investment Options including guaranteed interest account, net	(993,364)	538,935	58	(3,523)	(389,712)	(925,968)
Redemptions for contract benefits and terminations	(17,495,759)	(13,630,975)	(8,659)	(7,235)	(4,935,470)	(3,867,576)
Contract maintenance charges	(131,878)	(139,072)	(28)	(25)	(8,382)	(10,339)

Net increase (decrease) in net assets resulting from contractowners transactions	(14,643,585)	(10,703,913)	(6,235)	42,244	(2,936,023)	(3,887,024)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	162	273

Net Increase (Decrease) in Net Assets	(1,190,752)	5,803,442	11,543	77,085	1,451,334	1,593,090
Net Assets — Beginning of Year or Period	114,568,504	108,765,062	216,291	139,206	35,855,347	34,262,257

Net Assets — End of Year or Period	$113,377,752	$114,568,504	$227,834	$216,291	$37,306,681	$35,855,347

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-106

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AGGRESSIVE GROWTH STRATEGY*		EQ/ALL ASSET GROWTH ALLOCATION*		EQ/AMERICAN CENTURY MID CAP VALUE*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$31,553,438	$(2,702,079)	$1,319,666	$878,334	$560,096	$425,473
Net realized gain (loss)	240,930,316	45,626,934	9,223,995	(23,024,007)	7,359,309	7,003,230
Net change in unrealized appreciation (depreciation) of investments	206,287,564	544,339,964	5,016,880	41,714,029	1,277,442	(1,282,654)

Net increase (decrease) in net assets resulting from operations	478,771,318	587,264,819	15,560,541	19,568,356	9,196,847	6,146,049

From Contractowners Transactions:
Payments received from contractowners	81,933,673	62,105,154	4,570,555	4,074,251	3,568,366	3,572,577
Transfers between Variable Investment Options including guaranteed interest account, net	16,396,313	21,957,517	(1,336,365)	(4,168,618)	(1,480,760)	(2,047,119)
Redemptions for contract benefits and terminations	(581,606,075)	(334,532,596)	(38,556,073)	(22,633,339)	(24,460,418)	(20,668,131)
Contract maintenance charges	(71,105,055)	(70,901,075)	(19,988)	(24,145)	(86,114)	(98,872)

Net increase (decrease) in net assets resulting from contractowners transactions	(554,381,144)	(321,371,000)	(35,341,871)	(22,751,851)	(22,458,926)	(19,241,545)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(47,402)	39,358	63	1,051	51	153

Net Increase (Decrease) in Net Assets	(75,657,228)	265,933,177	(19,781,267)	(3,182,444)	(13,262,028)	(13,095,343)
Net Assets — Beginning of Year or Period	3,992,235,486	3,726,302,309	161,434,554	164,616,998	140,191,667	153,287,010

Net Assets — End of Year or Period	$3,916,578,258	$3,992,235,486	$141,653,287	$161,434,554	$126,929,639	$140,191,667

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-107

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION*		EQ/BALANCED STRATEGY*		EQ/CAPITAL GROUP RESEARCH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$191,983	$240,730	$23,817,721	$2,101,504	$8,457	$(163,662)
Net realized gain (loss)	3,299,872	(3,915,381)	118,412,611	(68,103,117)	2,687,064	435,526
Net change in unrealized appreciation (depreciation) of investments	4,212,090	14,122,421	9,188,164	284,114,024	1,160,107	2,403,874

Net increase (decrease) in net assets resulting from operations	7,703,945	10,447,770	151,418,496	218,112,411	3,855,628	2,675,738

From Contractowners Transactions:
Payments received from contractowners	5,951,942	6,459,074	28,129,014	28,887,035	33,173	54,618
Transfers between Variable Investment Options including guaranteed interest account, net	(224,101)	1,783,579	26,555,902	4,948,155	(1,088,385)	(109,819)
Redemptions for contract benefits and terminations	(5,324,355)	(3,266,173)	(269,031,323)	(207,866,235)	(2,002,215)	(1,444,858)
Contract maintenance charges	(1,447,092)	(1,295,198)	(37,743,087)	(38,477,124)	(141,863)	(135,446)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,043,606)	3,681,282	(252,089,494)	(212,508,169)	(3,199,290)	(1,635,505)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	5	288	(3,051)	3,551	—	—

Net Increase (Decrease) in Net Assets	6,660,344	14,129,340	(100,674,049)	5,607,793	656,338	1,040,233
Net Assets — Beginning of Year or Period	86,030,707	71,901,367	2,068,443,793	2,062,836,000	14,917,266	13,877,033

Net Assets — End of Year or Period	$92,691,051	$86,030,707	$1,967,769,744	$2,068,443,793	$15,573,604	$14,917,266

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-108

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CLEARBRIDGE LARGE CAP GROWTH ESG*		EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY*		EQ/COMMON STOCK INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,123,895)	$(951,725)	$(151,298)	$(89,875)	$(661,046)	$(142,463)
Net realized gain (loss)	9,633,492	(408,149)	495,414	(330,450)	12,580,092	9,169,044
Net change in unrealized appreciation (depreciation) of investments	9,945,711	26,245,557	2,892,021	3,448,692	12,841,439	14,438,696

Net increase (decrease) in net assets resulting from operations	18,455,308	24,885,683	3,236,137	3,028,367	24,760,485	23,465,277

From Contractowners Transactions:
Payments received from contractowners	1,421,712	1,401,059	743,377	654,765	6,656,434	7,274,369
Transfers between Variable Investment Options including guaranteed interest account, net	(2,763,407)	(969,124)	(979,833)	78,495	(1,824,679)	(250,053)
Redemptions for contract benefits and terminations	(10,187,574)	(7,374,107)	(948,857)	(706,779)	(18,092,577)	(10,401,465)
Contract maintenance charges	(127,833)	(129,939)	(50,979)	(53,778)	(16,662)	(18,501)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,657,102)	(7,072,111)	(1,236,292)	(27,297)	(13,277,484)	(3,395,650)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	99	103	—	—	65	—

Net Increase (Decrease) in Net Assets	6,798,305	17,813,675	1,999,845	3,001,070	11,483,066	20,069,627
Net Assets — Beginning of Year or Period	77,554,362	59,740,687	16,324,044	13,322,974	121,722,550	101,652,923

Net Assets — End of Year or Period	$84,352,667	$77,554,362	$18,323,889	$16,324,044	$133,205,616	$121,722,550

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-109

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CONSERVATIVE ALLOCATION*		EQ/CONSERVATIVE GROWTH STRATEGY*		EQ/CONSERVATIVE STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$838,827	$582,130	$11,545,635	$1,537,112	$6,913,028	$1,186,212
Net realized gain (loss)	885,790	(7,969,195)	44,401,019	(81,603,678)	16,042,486	(64,548,107)
Net change in unrealized appreciation (depreciation) of investments	(69,406)	10,788,551	(1,792,818)	164,695,068	(7,131,524)	95,721,175

Net increase (decrease) in net assets resulting from operations	1,655,211	3,401,486	54,153,836	84,628,502	15,823,990	32,359,280

From Contractowners Transactions:
Payments received from contractowners	1,780,727	2,259,870	13,856,652	19,646,391	4,752,983	8,319,646
Transfers between Variable Investment Options including guaranteed interest account, net	(2,801,177)	(117,021)	15,631,604	11,651,429	71,334,259	28,598,343
Redemptions for contract benefits and terminations	(5,959,333)	(8,791,249)	(128,381,726)	(101,894,019)	(138,545,868)	(87,911,519)
Contract maintenance charges	(7,022)	(12,500)	(16,885,933)	(17,129,787)	(10,409,474)	(10,380,878)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,986,805)	(6,660,900)	(115,779,403)	(87,725,986)	(72,868,100)	(61,374,408)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	31	(10)	(1,658)	3,183	(1,890)	28

Net Increase (Decrease) in Net Assets	(5,331,563)	(3,259,424)	(61,627,225)	(3,094,301)	(57,046,000)	(29,015,100)
Net Assets — Beginning of Year or Period	51,492,066	54,751,490	924,950,194	928,044,495	503,665,590	532,680,690

Net Assets — End of Year or Period	$46,160,503	$51,492,066	$863,322,969	$924,950,194	$446,619,590	$503,665,590

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-110

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/CORE BOND INDEX*		EQ/CORE PLUS BOND*		EQ/EMERGING MARKETS EQUITY PLUS*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,716,244	$1,715,178	$2,176,196	$602,500	$56,759	$89,829
Net realized gain (loss)	202,077	(25,104,972)	(57,021)	634,217	(19,585)	(1,107,813)
Net change in unrealized appreciation (depreciation) of investments	(283,520)	30,801,171	(3,387,002)	645,711	152,781	1,659,483

Net increase (decrease) in net assets resulting from operations	2,634,801	7,411,377	(1,267,827)	1,882,428	189,955	641,499

From Contractowners Transactions:
Payments received from contractowners	6,212,008	5,641,487	2,070,283	2,667,774	473,222	212,631
Transfers between Variable Investment Options including guaranteed interest account, net	24,321,829	8,706,290	3,012,027	(356,596)	(361)	154,743
Redemptions for contract benefits and terminations	(29,744,562)	(25,474,313)	(9,229,652)	(9,311,493)	(1,602,931)	(829,013)
Contract maintenance charges	(3,204,737)	(3,259,194)	(34,235)	(37,628)	(735)	(991)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,415,462)	(14,385,730)	(4,181,577)	(7,037,943)	(1,130,805)	(462,630)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	11	—	(615)	2,670	35	44

Net Increase (Decrease) in Net Assets	219,350	(6,974,353)	(5,450,019)	(5,152,845)	(940,815)	178,913
Net Assets — Beginning of Year or Period	245,393,520	252,367,873	62,465,087	67,617,932	7,735,344	7,556,431

Net Assets — End of Year or Period	$245,612,870	$245,393,520	$57,015,068	$62,465,087	$6,794,529	$7,735,344

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-111

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/EQUITY 500 INDEX*		EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP*		EQ/FRANKLIN MODERATE ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,627,619)	$(972,084)	$(1,993,909)	$(1,654,719)	$634,747	$391,384
Net realized gain (loss)	41,064,028	96,337,310	24,641,030	23,226,607	2,781,935	(17,366,469)
Net change in unrealized appreciation (depreciation) of investments	95,690,814	25,836,569	18,573,184	25,320,712	8,888,635	38,505,598

Net increase (decrease) in net assets resulting from operations	134,127,223	121,201,795	41,220,305	46,892,600	12,305,317	21,530,513

From Contractowners Transactions:
Payments received from contractowners	34,787,155	22,888,583	5,478,477	2,276,601	7,776,475	13,000,050
Transfers between Variable Investment Options including guaranteed interest account, net	(4,350,814)	7,080,587	(2,493,594)	1,181,963	596,896	2,941,973
Redemptions for contract benefits and terminations	(81,506,655)	(67,792,688)	(37,628,791)	(25,730,931)	(26,116,228)	(14,805,199)
Contract maintenance charges	(55,270)	(76,403)	(16,361)	(19,122)	(4,100,219)	(3,989,921)

Net increase (decrease) in net assets resulting from contractowners transactions	(51,125,584)	(37,899,921)	(34,660,269)	(22,291,489)	(21,843,076)	(2,853,097)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	94,729	(95,714)	16	—	(1,043)	—

Net Increase (Decrease) in Net Assets	83,096,368	83,206,160	6,560,052	24,601,111	(9,538,802)	18,677,416
Net Assets — Beginning of Year or Period	606,145,445	522,939,285	192,182,903	167,581,792	222,609,296	203,931,880

Net Assets — End of Year or Period	$689,241,813	$606,145,445	$198,742,955	$192,182,903	$213,070,494	$222,609,296

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-112

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/FRANKLIN RISING DIVIDENDS*		EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY*		EQ/GLOBAL EQUITY MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(779,745)	$(383,624)	$(19,189)	$(21,887)	$(22,028)	$(46,347)
Net realized gain (loss)	9,105,443	31,015,833	617,573	(724,289)	1,105,746	(632,320)
Net change in unrealized appreciation (depreciation) of investments	7,592,446	(12,996,052)	(76,320)	1,383,061	(226,119)	2,024,690

Net increase (decrease) in net assets resulting from operations	15,918,144	17,636,157	522,064	636,885	857,599	1,346,023

From Contractowners Transactions:
Payments received from contractowners	3,935,662	3,192,583	4,228	6,648	75,482	57,755
Transfers between Variable Investment Options including guaranteed interest account, net	(2,703,459)	(1,293,193)	(111,813)	(1,562)	(51,598)	(167,098)
Redemptions for contract benefits and terminations	(23,801,438)	(22,464,968)	(853,237)	(473,474)	(1,489,812)	(926,355)
Contract maintenance charges	(14,627)	(20,400)	(79,997)	(85,144)	(100,117)	(98,253)

Net increase (decrease) in net assets resulting from contractowners transactions	(22,583,862)	(20,585,978)	(1,040,819)	(553,532)	(1,566,045)	(1,133,951)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	30	7	7	—	8	—

Net Increase (Decrease) in Net Assets	(6,665,688)	(2,949,814)	(518,748)	83,353	(708,438)	212,072
Net Assets — Beginning of Year or Period	174,038,825	176,988,639	5,876,473	5,793,120	8,069,505	7,857,433

Net Assets — End of Year or Period	$167,373,137	$174,038,825	$5,357,725	$5,876,473	$7,361,067	$8,069,505

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-113

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GOLDMAN SACHS GROWTH ALLOCATION*		EQ/GOLDMAN SACHS MID CAP VALUE*		EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,351,056	$2,288,860	$(166,024)	$(201,244)	$6,418,704	$5,927,791
Net realized gain (loss)	11,765,164	(11,241,642)	1,414,430	811,519	9,933,694	(44,820,124)
Net change in unrealized appreciation (depreciation) of investments	15,820,804	45,754,782	1,119,651	1,684,002	33,747,627	112,802,649

Net increase (decrease) in net assets resulting from operations	30,937,024	36,802,000	2,368,057	2,294,277	50,100,025	73,910,316

From Contractowners Transactions:
Payments received from contractowners	34,132,291	31,854,275	596,650	550,727	25,012,771	20,831,859
Transfers between Variable Investment Options including guaranteed interest account, net	5,966,622	8,813,561	(444,464)	(2,538,331)	(2,719,892)	(988,063)
Redemptions for contract benefits and terminations	(16,872,191)	(8,144,542)	(4,503,728)	(3,862,140)	(84,364,596)	(62,121,080)
Contract maintenance charges	(4,618,325)	(3,916,038)	(2,513)	(3,043)	(11,876,998)	(12,139,990)

Net increase (decrease) in net assets resulting from contractowners transactions	18,608,397	28,607,256	(4,354,055)	(5,852,787)	(73,948,715)	(54,417,274)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	1,411	1,052	15	—	(3,948)	—

Net Increase (Decrease) in Net Assets	49,546,832	65,410,308	(1,985,983)	(3,558,510)	(23,852,638)	19,493,042
Net Assets — Beginning of Year or Period	281,615,178	216,204,870	25,177,165	28,735,675	645,349,157	625,856,115

Net Assets — End of Year or Period	$331,162,010	$281,615,178	$23,191,182	$25,177,165	$621,496,519	$645,349,157

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-114

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/GROWTH STRATEGY*		EQ/INTERMEDIATE CORPORATE BOND* (a)	EQ/INTERMEDIATE GOVERNMENT BOND*
	2024	2023	2024	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$33,458,440	$(935,049)	$8,954	$1,184,112	$1,104,371
Net realized gain (loss)	272,833,293	(80,288,990)	2,931	(280,949)	(7,864,543)
Net change in unrealized appreciation (depreciation) of investments	81,644,233	584,026,854	(8,223)	451,798	8,852,671

Net increase (decrease) in net assets resulting from operations	387,935,966	502,802,815	3,662	1,354,961	2,092,499

From Contractowners Transactions:
Payments received from contractowners	43,041,716	40,962,851	35,768	2,020,360	1,030,027
Transfers between Variable Investment Options including guaranteed interest account, net	29,269,422	6,499,855	169,964	23,723,727	4,201,351
Redemptions for contract benefits and terminations	(548,692,265)	(354,213,131)	(7,461)	(15,367,519)	(12,192,790)
Contract maintenance charges	(67,852,751)	(68,707,696)	—	(1,210,120)	(1,282,320)

Net increase (decrease) in net assets resulting from contractowners transactions	(544,233,878)	(375,458,121)	198,271	9,166,448	(8,243,732)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(11,723)	29,856	5	2,128	—

Net Increase (Decrease) in Net Assets	(156,309,635)	127,374,550	201,938	10,523,537	(6,151,233)
Net Assets — Beginning of Year or Period	3,764,210,930	3,636,836,380	—	86,002,879	92,154,112

Net Assets — End of Year or Period	$3,607,901,295	$3,764,210,930	$201,938	$96,526,416	$86,002,879

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on November 13, 2023. However there were no unit outstanding as of December 31, 2023.

FSA-115

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL CORE MANAGED VOLATILITY*		EQ/INTERNATIONAL EQUITY INDEX*		EQ/INTERNATIONAL MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$50,653	$20,509	$1,156,350	$1,088,681	$589,048	$426,322
Net realized gain (loss)	494,379	79,115	1,332,649	3,127,224	2,001,596	4,209,068
Net change in unrealized appreciation (depreciation) of investments	(379,091)	975,894	92,749	6,258,664	(1,658,216)	3,849,362

Net increase (decrease) in net assets resulting from operations	165,941	1,075,518	2,581,748	10,474,569	932,428	8,484,752

From Contractowners Transactions:
Payments received from contractowners	104,492	141,285	2,736,599	2,756,950	91,315	123,582
Transfers between Variable Investment Options including guaranteed interest account, net	274,240	(107,063)	1,417,471	5,283,571	1,163,034	(4,077,495)
Redemptions for contract benefits and terminations	(1,263,045)	(1,053,108)	(9,830,522)	(6,732,247)	(6,827,731)	(5,698,458)
Contract maintenance charges	(71,516)	(73,494)	(6,672)	(7,747)	(1,143,162)	(1,188,694)

Net increase (decrease) in net assets resulting from contractowners transactions	(955,829)	(1,092,380)	(5,683,124)	1,300,527	(6,716,544)	(10,841,065)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	79	194	—	—

Net Increase (Decrease) in Net Assets	(789,888)	(16,862)	(3,101,297)	11,775,290	(5,784,116)	(2,356,313)
Net Assets — Beginning of Year or Period	7,798,346	7,815,208	71,213,321	59,438,031	59,071,647	61,427,960

Net Assets — End of Year or Period	$7,008,458	$7,798,346	$68,112,024	$71,213,321	$53,287,531	$59,071,647

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-116

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INTERNATIONAL VALUE MANAGED VOLATILITY*		EQ/INVESCO COMSTOCK*		EQ/INVESCO GLOBAL*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$12,607	$9,689	$(22,877)	$44,403	$(1,087,463)	$(992,251)
Net realized gain (loss)	106,304	24,435	5,378,227	7,695,812	8,142,003	9,662,966
Net change in unrealized appreciation (depreciation) of investments	(110,924)	239,947	966,680	(2,752,716)	4,010,247	11,954,881

Net increase (decrease) in net assets resulting from operations	7,987	274,071	6,322,030	4,987,499	11,064,787	20,625,596

From Contractowners Transactions:
Payments received from contractowners	34,995	17,420	629,356	1,012,422	1,371,816	1,306,824
Transfers between Variable Investment Options including guaranteed interest account, net	1,556	11,889	(1,838,523)	(2,427,975)	(2,418,594)	(707,371)
Redemptions for contract benefits and terminations	(332,912)	(337,139)	(8,798,504)	(8,140,497)	(12,454,973)	(8,617,938)
Contract maintenance charges	(168)	(214)	(94,695)	(108,133)	(157,923)	(149,508)

Net increase (decrease) in net assets resulting from contractowners transactions	(296,529)	(308,044)	(10,102,366)	(9,664,183)	(13,659,674)	(8,167,993)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	15	—	—	—

Net Increase (Decrease) in Net Assets	(288,542)	(33,973)	(3,780,321)	(4,676,684)	(2,594,887)	12,457,603
Net Assets — Beginning of Year or Period	1,710,421	1,744,394	51,277,887	55,954,571	80,509,795	68,052,192

Net Assets — End of Year or Period	$1,421,879	$1,710,421	$47,497,566	$51,277,887	$77,914,908	$80,509,795

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-117

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/INVESCO GLOBAL REAL ASSETS*		EQ/INVESCO MODERATE ALLOCATION*		EQ/INVESCO MODERATE GROWTH ALLOCATION*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$327,456	$325,757	$1,760,586	$672,800	$2,591,556	$2,275,642
Net realized gain (loss)	259,519	(350,444)	7,875,941	5,342,157	2,542,306	(12,552,975)
Net change in unrealized appreciation (depreciation) of investments	(1,028,417)	3,748,015	12,508,625	23,811,895	15,062,833	38,291,348

Net increase (decrease) in net assets resulting from operations	(441,442)	3,723,328	22,145,152	29,826,852	20,196,695	28,014,015

From Contractowners Transactions:
Payments received from contractowners	915,388	531,783	7,180,757	11,034,118	9,225,861	13,566,578
Transfers between Variable Investment Options including guaranteed interest account, net	(679,345)	21,108	(105,116)	2,666,405	(379,447)	1,484,588
Redemptions for contract benefits and terminations	(6,765,236)	(6,909,965)	(38,167,564)	(31,739,895)	(11,447,818)	(8,027,504)
Contract maintenance charges	(3,605)	(4,896)	(5,908,101)	(6,075,984)	(3,769,080)	(3,497,740)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,532,798)	(6,361,970)	(37,000,024)	(24,115,356)	(6,370,484)	3,525,922

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	5	—	(2,152)	—	—	(7)

Net Increase (Decrease) in Net Assets	(6,974,235)	(2,638,642)	(14,857,024)	5,711,496	13,826,211	31,539,930
Net Assets — Beginning of Year or Period	45,103,876	47,742,518	309,011,549	303,300,053	230,049,631	198,509,701

Net Assets — End of Year or Period	$38,129,641	$45,103,876	$294,154,525	$309,011,549	$243,875,842	$230,049,631

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-118

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JANUS ENTERPRISE*		EQ/JPMORGAN GROWTH ALLOCATION*		EQ/JPMORGAN GROWTH STOCK*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,219,370)	$(1,157,288)	$7,038,241	$4,330,593	$(4,454,725)	$(3,715,382)
Net realized gain (loss)	7,847,375	4,807,723	21,171,371	(16,687,776)	30,677,903	44,756,350
Net change in unrealized appreciation (depreciation) of investments	4,295,386	9,029,194	17,465,910	62,272,149	69,219,425	63,914,463

Net increase (decrease) in net assets resulting from operations	10,923,391	12,679,629	45,675,522	49,914,966	95,442,603	104,955,431

From Contractowners Transactions:
Payments received from contractowners	2,841,435	1,891,686	31,699,777	32,794,106	14,037,591	6,624,635
Transfers between Variable Investment Options including guaranteed interest account, net	(1,140,799)	(670,941)	505,192	6,658,677	(10,686,234)	(9,431,063)
Redemptions for contract benefits and terminations	(13,645,417)	(9,782,909)	(30,310,654)	(17,348,318)	(52,578,625)	(36,297,729)
Contract maintenance charges	(274,597)	(270,852)	(7,836,955)	(7,249,484)	(322,912)	(302,462)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,219,378)	(8,833,016)	(5,942,640)	14,854,981	(49,550,180)	(39,406,619)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	28	1,108	(857)	17,010	(13)	—

Net Increase (Decrease) in Net Assets	(1,295,959)	3,847,721	39,732,025	64,786,957	45,892,410	65,548,812
Net Assets — Beginning of Year or Period	91,092,057	87,244,336	457,714,323	392,927,366	314,232,106	248,683,294

Net Assets — End of Year or Period	$89,796,098	$91,092,057	$497,446,348	$457,714,323	$360,124,516	$314,232,106

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-119

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/JPMORGAN VALUE OPPORTUNITIES*		EQ/LARGE CAP CORE MANAGED VOLATILITY*		EQ/LARGE CAP GROWTH INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(77,056)	$189,070	$(35,552)	$8,895	$(2,047,679)	$(1,408,409)
Net realized gain (loss)	14,831,311	(2,209,744)	1,265,579	(71,870)	21,489,474	1,598,950
Net change in unrealized appreciation (depreciation) of investments	(481,707)	10,974,978	(73,376)	1,091,926	25,104,439	45,275,859

Net increase (decrease) in net assets resulting from operations	14,272,548	8,954,304	1,156,651	1,028,951	44,546,234	45,466,400

From Contractowners Transactions:
Payments received from contractowners	7,436,875	6,401,285	83,617	15,298	8,139,540	4,633,963
Transfers between Variable Investment Options including guaranteed interest account, net	1,081,537	2,683,427	(84,212)	264,030	(496,747)	2,801,879
Redemptions for contract benefits and terminations	(11,674,564)	(7,012,740)	(904,064)	(636,680)	(25,807,122)	(16,975,855)
Contract maintenance charges	(125,030)	(130,274)	(133,499)	(129,715)	(17,215)	(19,276)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,281,182)	1,941,698	(1,038,158)	(487,067)	(18,181,544)	(9,559,289)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	132	294	—	—	70	—

Net Increase (Decrease) in Net Assets	10,991,498	10,896,296	118,493	541,884	26,364,760	35,907,111
Net Assets — Beginning of Year or Period	103,343,664	92,447,368	5,605,424	5,063,540	153,765,482	117,858,371

Net Assets — End of Year or Period	$114,335,162	$103,343,664	$5,723,917	$5,605,424	$180,130,242	$153,765,482

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-120

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LARGE CAP GROWTH MANAGED VOLATILITY*		EQ/LARGE CAP VALUE INDEX*		EQ/LARGE CAP VALUE MANAGED VOLATILITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(186,673)	$(164,268)	$140,439	$245,855	$17,776	$39,133
Net realized gain (loss)	3,131,907	(3,377,824)	5,804,616	3,182,975	2,502,631	387,312
Net change in unrealized appreciation (depreciation) of investments	1,177,054	8,267,026	2,791,549	2,887,187	207,022	2,132,907

Net increase (decrease) in net assets resulting from operations	4,122,288	4,724,934	8,736,604	6,316,017	2,727,429	2,559,352

From Contractowners Transactions:
Payments received from contractowners	78,736	38,583	4,205,168	3,565,513	262,934	153,659
Transfers between Variable Investment Options including guaranteed interest account, net	(624,117)	(1,140,118)	1,272,121	2,680,789	(613,661)	741,543
Redemptions for contract benefits and terminations	(2,576,260)	(1,848,573)	(13,343,980)	(8,986,865)	(3,268,663)	(2,229,219)
Contract maintenance charges	(287,046)	(270,139)	(10,153)	(10,200)	(164,214)	(173,099)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,408,687)	(3,220,247)	(7,876,844)	(2,750,763)	(3,783,604)	(1,507,116)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	86	—	24	—

Net Increase (Decrease) in Net Assets	713,601	1,504,687	859,846	3,565,254	(1,056,151)	1,052,236
Net Assets — Beginning of Year or Period	15,773,932	14,269,245	73,819,463	70,254,209	23,049,680	21,997,444

Net Assets — End of Year or Period	$16,487,533	$15,773,932	$74,679,309	$73,819,463	$21,993,529	$23,049,680

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-121

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/LAZARD EMERGING MARKETS EQUITY*		EQ/LONG-TERM BOND*(a)	EQ/LOOMIS SAYLES GROWTH*
	2024	2023	2024	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,338,372	$1,332,033	$3,589	$(2,140,990)	$(1,841,573)
Net realized gain (loss)	3,376,417	(4,793,000)	142	40,585,014	1,782,503
Net change in unrealized appreciation (depreciation) of investments	(1,421,200)	13,517,985	(4,838)	7,745,183	49,017,988

Net increase (decrease) in net assets resulting from operations	3,293,589	10,057,018	(1,107)	46,189,207	48,958,918

From Contractowners Transactions:
Payments received from contractowners	1,958,853	1,025,243	3,230	8,591,455	4,444,194
Transfers between Variable Investment Options including guaranteed interest account, net	(1,217,042)	(1,064,093)	142,425	(3,991,440)	1,803,385
Redemptions for contract benefits and terminations	(9,071,859)	(8,067,557)	(6,853)	(28,862,650)	(22,225,909)
Contract maintenance charges	(6,800)	(8,485)	4	(103,864)	(92,973)

Net increase (decrease) in net assets resulting from contractowners transactions	(8,336,848)	(8,114,892)	138,806	(24,366,499)	(16,071,303)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	23	(16)	—	23	—

Net Increase (Decrease) in Net Assets	(5,043,236)	1,942,110	137,699	21,822,731	32,887,615
Net Assets — Beginning of Year or Period	55,897,957	53,955,847	—	155,334,225	122,446,610

Net Assets — End of Year or Period	$50,854,721	$55,897,957	$137,699	$177,156,956	$155,334,225

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.
(a)	Units were made available on November 13, 2023. However there were no unit outstanding as of December 31, 2023.

FSA-122

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS INTERNATIONAL GROWTH*		EQ/MFS INTERNATIONAL INTRINSIC VALUE*		EQ/MFS MID CAP FOCUSED GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(590,562)	$(77,271)	$86,162	$(205,193)	$(815,889)	$(779,685)
Net realized gain (loss)	7,371,908	(3,211,411)	15,266,427	25,637,831	7,342,747	8,543,172
Net change in unrealized appreciation (depreciation) of investments	891,075	16,036,115	(4,710,820)	2,058,895	571,397	2,754,072

Net increase (decrease) in net assets resulting from operations	7,672,421	12,747,433	10,641,769	27,491,533	7,098,255	10,517,559

From Contractowners Transactions:
Payments received from contractowners	3,127,801	2,657,829	3,214,739	3,376,805	530,246	366,563
Transfers between Variable Investment Options including guaranteed interest account, net	255,158	(774,662)	(1,952,344)	(3,624,782)	547,063	(838,728)
Redemptions for contract benefits and terminations	(15,916,037)	(12,262,215)	(32,210,496)	(29,136,328)	(10,856,072)	(7,413,620)
Contract maintenance charges	(103,714)	(105,614)	(18,127)	(23,259)	(5,486)	(6,597)

Net increase (decrease) in net assets resulting from contractowners transactions	(12,636,792)	(10,484,662)	(30,966,228)	(29,407,564)	(9,784,249)	(7,892,382)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	303	567	—	6	—	—

Net Increase (Decrease) in Net Assets	(4,964,068)	2,263,338	(20,324,459)	(1,916,025)	(2,685,994)	2,625,177
Net Assets — Beginning of Year or Period	105,045,698	102,782,360	184,543,326	186,459,351	57,963,787	55,338,610

Net Assets — End of Year or Period	$100,081,630	$105,045,698	$164,218,867	$184,543,326	$55,277,793	$57,963,787

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-123

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MFS TECHNOLOGY*		EQ/MFS UTILITIES SERIES*		EQ/MID CAP INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(2,660,683)	$(2,033,622)	$56,750	$345,629	$(547,901)	$(317,382)
Net realized gain (loss)	37,799,733	(1,899,630)	438,374	4,910,380	10,151,747	1,976,702
Net change in unrealized appreciation (depreciation) of investments	23,021,758	68,027,933	3,872,126	(7,391,416)	4,868,992	14,502,876

Net increase (decrease) in net assets resulting from operations	58,160,808	64,094,681	4,367,250	(2,135,407)	14,472,838	16,162,196

From Contractowners Transactions:
Payments received from contractowners	5,377,735	3,411,545	1,308,548	956,364	4,445,676	3,822,991
Transfers between Variable Investment Options including guaranteed interest account, net	(540,349)	749,564	(1,744,561)	(1,130,816)	(950,427)	5,892,511
Redemptions for contract benefits and terminations	(29,439,034)	(22,234,946)	(7,406,503)	(6,118,639)	(17,279,612)	(14,716,331)
Contract maintenance charges	(17,635)	(18,788)	(6,376)	(6,142)	(12,954)	(18,704)

Net increase (decrease) in net assets resulting from contractowners transactions	(24,619,283)	(18,092,625)	(7,848,892)	(6,299,233)	(13,797,317)	(5,019,533)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	50	—	9	(67)	179	581

Net Increase (Decrease) in Net Assets	33,541,575	46,002,056	(3,481,633)	(8,434,707)	675,700	11,143,244
Net Assets — Beginning of Year or Period	176,741,778	130,739,722	49,583,378	58,018,085	126,891,486	115,748,242

Net Assets — End of Year or Period	$210,283,353	$176,741,778	$46,101,745	$49,583,378	$127,567,186	$126,891,486

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-124

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MID CAP VALUE MANAGED VOLATILITY*		EQ/MODERATE ALLOCATION*		EQ/MODERATE GROWTH STRATEGY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(11,768)	$(2,582)	$2,760,640	$1,318,379	$43,142,456	$695,104
Net realized gain (loss)	1,523,428	72,414	8,877,967	(34,744,611)	327,348,965	(197,361,689)
Net change in unrealized appreciation (depreciation) of investments	(347,316)	1,154,987	1,186,865	53,931,986	15,328,867	730,205,280

Net increase (decrease) in net assets resulting from operations	1,164,344	1,224,819	12,825,472	20,505,754	385,820,288	533,538,695

From Contractowners Transactions:
Payments received from contractowners	98,781	262,870	10,064,925	16,094,802	41,308,234	43,628,321
Transfers between Variable Investment Options including guaranteed interest account, net	(192,306)	375,207	(3,852,641)	(2,555,487)	12,660,455	(15,087,695)
Redemptions for contract benefits and terminations	(1,718,398)	(1,377,582)	(24,567,297)	(27,284,729)	(650,311,303)	(427,879,830)
Contract maintenance charges	(148,793)	(146,293)	(41,529)	(51,096)	(80,366,560)	(82,360,647)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,960,716)	(885,798)	(18,396,542)	(13,796,510)	(676,709,174)	(481,699,851)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	17	—	113	1,446	(18,679)	64,906

Net Increase (Decrease) in Net Assets	(796,355)	339,021	(5,570,957)	6,710,690	(290,907,565)	51,903,750
Net Assets - Beginning of Year or Period	12,348,209	12,009,188	203,020,045	196,309,355	4,430,324,004	4,378,420,254

Net Assets - End of Year or Period	$11,551,854	$12,348,209	$197,449,088	$203,020,045	$4,139,416,439	$4,430,324,004

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-125

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/MODERATE-PLUS ALLOCATION*		EQ/MONEY MARKET*		EQ/MORGAN STANLEY SMALL CAP GROWTH*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,051,709	$360,364	$8,826,192	$8,277,224	$(87,903)	$(86,069)
Net realized gain (loss)	6,177,352	(15,879,173)	67,920	(9,397)	555,062	(2,556,385)
Net change in unrealized appreciation (depreciation) of investments	643,255	26,571,202	(35,923)	9,397	704,741	4,410,115

Net increase (decrease) in net assets resulting from operations	7,872,316	11,052,393	8,858,189	8,277,224	1,171,900	1,767,661

From Contractowners Transactions:
Payments received from contractowners	4,539,650	4,540,625	117,754,366	159,820,910	16,345	36,734
Transfers between Variable Investment Options including guaranteed interest account, net	(2,616,734)	(1,928,601)	(24,841,828)	(94,552,754)	(111,686)	419,278
Redemptions for contract benefits and terminations	(9,302,941)	(11,201,688)	(81,712,415)	(67,716,842)	(1,078,605)	(1,085,852)
Contract maintenance charges	(16,221)	(18,764)	(465,296)	(287,914)	(110,089)	(112,369)

Net increase (decrease) in net assets resulting from contractowners transactions	(7,396,246)	(8,608,428)	10,734,827	(2,736,600)	(1,284,035)	(742,209)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	124	597	73,207	27,740	—	—

Net Increase (Decrease) in Net Assets	476,194	2,444,562	19,666,223	5,568,364	(112,135)	1,025,452
Net Assets - Beginning of Year or Period	85,798,664	83,354,102	253,133,404	247,565,040	6,806,824	5,781,372

Net Assets - End of Year or Period	$86,274,858	$85,798,664	$272,799,627	$253,133,404	$6,694,689	$6,806,824

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-126

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO GLOBAL REAL RETURN*		EQ/PIMCO REAL RETURN*		EQ/PIMCO TOTAL RETURN ESG*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(195,112)	$21,027	$585,511	$(103,298)	$4,308,714	$2,046,345
Net realized gain (loss)	(322,061)	(9,848,047)	581,007	(3,738,452)	(1,600,795)	(22,508,959)
Net change in unrealized appreciation (depreciation) of investments	112,156	10,653,732	(1,024,807)	4,505,385	(1,687,056)	26,929,163

Net increase (decrease) in net assets resulting from operations	(405,017)	826,712	141,711	663,635	1,020,863	6,466,549

From Contractowners Transactions:
Payments received from contractowners	515,558	413,910	617,687	508,688	3,921,817	4,294,148
Transfers between Variable Investment Options including guaranteed interest account, net	538,161	(783,712)	(566,925)	(378,172)	2,842,450	1,706,307
Redemptions for contract benefits and terminations	(4,272,374)	(4,685,277)	(5,281,501)	(4,834,289)	(20,768,343)	(20,169,352)
Contract maintenance charges	(3,066)	(3,922)	(3,065)	(4,117)	(13,686)	(19,913)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,221,721)	(5,059,001)	(5,233,804)	(4,707,890)	(14,017,762)	(14,188,810)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	(5)	104

Net Increase (Decrease) in Net Assets	(3,626,738)	(4,232,289)	(5,092,093)	(4,044,255)	(12,996,904)	(7,722,157)
Net Assets - Beginning of Year or Period	28,918,170	33,150,459	31,337,998	35,382,253	157,081,312	164,803,469

Net Assets - End of Year or Period	$25,291,432	$28,918,170	$26,245,905	$31,337,998	$144,084,408	$157,081,312

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-127

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/PIMCO ULTRA SHORT BOND*		EQ/QUALITY BOND PLUS*		EQ/SMALL COMPANY INDEX*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,644,506	$1,419,587	$214,748	$74,009	$(11,938)	$(72,840)
Net realized gain (loss)	494,949	(242,859)	3,099	(1,636,509)	6,074,353	(6,058,543)
Net change in unrealized appreciation (depreciation) of investments	117,059	1,177,239	(188,655)	1,817,785	1,596,189	17,168,096

Net increase (decrease) in net assets resulting from operations	2,256,514	2,353,967	29,192	255,285	7,658,604	11,036,713

From Contractowners Transactions:
Payments received from contractowners	4,082,780	5,259,926	29,334	35,628	2,756,110	2,678,351
Transfers between Variable Investment Options including guaranteed interest account, net	1,347,220	(2,114,230)	2,506,805	828,995	309,199	4,290,029
Redemptions for contract benefits and terminations	(9,428,672)	(10,848,459)	(1,255,261)	(1,630,799)	(10,412,917)	(7,844,662)
Contract maintenance charges	(12,274)	(16,685)	(285,247)	(291,073)	(7,362)	(9,211)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,010,946)	(7,719,448)	995,631	(1,057,249)	(7,354,970)	(885,493)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	19	—	—	—	—	104

Net Increase (Decrease) in Net Assets	(1,754,413)	(5,365,481)	1,024,823	(801,964)	303,634	10,151,324
Net Assets - Beginning of Year or Period	52,285,531	57,651,012	11,887,217	12,689,181	82,486,687	72,335,363

Net Assets - End of Year or Period	$50,531,118	$52,285,531	$12,912,040	$11,887,217	$82,790,321	$82,486,687

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-128

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/T. ROWE PRICE HEALTH SCIENCES*		EQ/ULTRA CONSERVATIVE STRATEGY*		EQ/VALUE EQUITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(1,991,711)	$(2,042,296)	$20,369,194	$17,722,593	$(493,086)	$(251,982)
Net realized gain (loss)	10,496,909	25,542,391	60,586,453	22,405,861	6,976,394	(13,201,089)
Net change in unrealized appreciation (depreciation) of investments	(6,563,069)	(20,007,935)	(50,426,097)	108,212,099	166,970	31,710,206

Net increase (decrease) in net assets resulting from operations	1,942,129	3,492,160	30,529,550	148,340,553	6,650,278	18,257,135

From Contractowners Transactions:
Payments received from contractowners	3,590,842	3,170,584	(605,650)	149,260	1,726,250	1,258,139
Transfers between Variable Investment Options including guaranteed interest account, net	(2,686,535)	(879,864)	(172,451,936)	(28,751,170)	(2,230,554)	(1,975,874)
Redemptions for contract benefits and terminations	(23,899,813)	(22,590,317)	(208,052,607)	(221,485,548)	(19,390,910)	(16,387,831)
Contract maintenance charges	(14,907)	(19,828)	(74,356,538)	(79,455,256)	(11,993)	(14,642)

Net increase (decrease) in net assets resulting from contractowners transactions	(23,010,413)	(20,319,425)	(455,466,731)	(329,542,714)	(19,907,207)	(17,120,208)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	5	—	(29,085)	14,890	—	—

Net Increase (Decrease) in Net Assets	(21,068,279)	(16,827,265)	(424,966,266)	(181,187,271)	(13,256,929)	1,136,927
Net Assets - Beginning of Year or Period	153,379,467	170,206,732	2,256,111,688	2,437,298,959	114,396,551	113,259,624

Net Assets - End of Year or Period	$132,311,188	$153,379,467	$1,831,145,422	$2,256,111,688	$101,139,622	$114,396,551

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-129

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQ/WELLINGTON ENERGY*		EQUITABLE CONSERVATIVE GROWTH MF/ETF*		EQUITABLE GROWTH MF/ETF*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$373,345	$559,260	$404,553	$245,303	$22,130	$18,348
Net realized gain (loss)	1,137,306	4,155,570	649,246	(1,213,838)	93,017	73,248
Net change in unrealized appreciation (depreciation) of investments	40,437	(3,410,508)	156,259	2,502,404	535,149	318,102

Net increase (decrease) in net assets resulting from operations	1,551,088	1,304,322	1,210,058	1,533,869	650,296	409,698

From Contractowners Transactions:
Payments received from contractowners	709,433	1,085,640	5,210,181	2,402,963	3,178,050	1,521,145
Transfers between Variable Investment Options including guaranteed interest account, net	(629,020)	(4,604,410)	(1,116,211)	(565,362)	300,606	(178,765)
Redemptions for contract benefits and terminations	(4,595,555)	(4,282,898)	(2,876,034)	(2,755,760)	(246,397)	(96,600)
Contract maintenance charges	(11,468)	(14,207)	(2,617)	(2,810)	(476)	(268)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,526,610)	(7,815,875)	1,215,319	(920,969)	3,231,783	1,245,512

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	10	—	24	—	8	—

Net Increase (Decrease) in Net Assets	(2,975,512)	(6,511,553)	2,425,401	612,900	3,882,087	1,655,210
Net Assets — Beginning of Year or Period	29,513,178	36,024,731	19,344,855	18,731,955	3,985,512	2,330,302

Net Assets — End of Year or Period	$26,537,666	$29,513,178	$21,770,256	$19,344,855	$7,867,599	$3,985,512

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-130

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	EQUITABLE MODERATE GROWTH MF/ETF*		FEDERATED HERMES HIGH INCOME BOND FUND II		FEDERATED HERMES KAUFMANN FUND II
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$64,468	$45,127	$1,395,974	$1,441,368	$(122,891)	$(292,495)
Net realized gain (loss)	37,610	6,216	122,788	(3,956,019)	1,222,336	(8,527,800)
Net change in unrealized appreciation (depreciation) of investments	293,393	211,726	8,822	5,925,831	3,011,266	12,293,546

Net increase (decrease) in net assets resulting from operations	395,471	263,069	1,527,584	3,411,180	4,110,711	3,473,251

From Contractowners Transactions:
Payments received from contractowners	2,131,422	2,353,233	1,330,082	1,070,370	753,783	911,168
Transfers between Variable Investment Options including guaranteed interest account, net	167,869	37,727	961,643	1,157,524	(1,178,563)	102,868
Redemptions for contract benefits and terminations	(246,791)	(118,868)	(4,218,770)	(3,688,736)	(3,747,883)	(2,815,283)
Contract maintenance charges	(243)	(152)	(3,147)	(3,544)	(4,393)	(5,502)

Net increase (decrease) in net assets resulting from contractowners transactions	2,052,257	2,271,940	(1,930,192)	(1,464,386)	(4,177,056)	(1,806,749)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	109	9	—	—	12,089	—

Net Increase (Decrease) in Net Assets	2,447,837	2,535,018	(402,608)	1,946,794	(54,256)	1,666,502
Net Assets — Beginning of Year or Period	3,644,608	1,109,590	33,482,379	31,535,585	28,227,150	26,560,648

Net Assets — End of Year or Period	$6,092,445	$3,644,608	$33,079,771	$33,482,379	$28,172,894	$28,227,150

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-131

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO		FIDELITY® VIP FREEDOM 2015 PORTFOLIO		FIDELITY® VIP FREEDOM 2020 PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,581	$2,079	$3,378	$10,204	$6,488	$7,948
Net realized gain (loss)	18,499	38,446	27,474	(78,727)	18,186	(79,881)
Net change in unrealized appreciation (depreciation) of investments	35,900	41,125	(11,888)	115,793	7,130	129,397

Net increase (decrease) in net assets resulting from operations	55,980	81,650	18,964	47,270	31,804	57,464

From Contractowners Transactions:
Payments received from contractowners	4,430	22,011	(990)	11	2,880	2,880
Transfers between Variable Investment Options including guaranteed interest account, net	2,701	—	(4,327)	(432)	—	—
Redemptions for contract benefits and terminations	(84,768)	(27,703)	(337,368)	(65,481)	(22,644)	(97,400)
Contract maintenance charges	(161)	(165)	(37)	(32)	(47)	(46)

Net increase (decrease) in net assets resulting from contractowners transactions	(77,798)	(5,857)	(342,722)	(65,934)	(19,811)	(94,566)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	6	—	—	—

Net Increase (Decrease) in Net Assets	(21,818)	75,793	(323,752)	(18,664)	11,993	(37,102)
Net Assets — Beginning of Year or Period	638,488	562,695	550,790	569,454	549,518	586,620

Net Assets — End of Year or Period	$616,670	$638,488	$227,038	$550,790	$561,511	$549,518

The accompanying notes are an integral part of these financial statements.

FSA-132

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP FREEDOM 2025 PORTFOLIO		FIDELITY® VIP FREEDOM 2030 PORTFOLIO		FIDELITY® VIP MID CAP PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,047	$6,634	$8,146	$15,731	$(989,107)	$(876,368)
Net realized gain (loss)	16,326	8,082	71,822	(101,000)	16,252,427	(1,109,365)
Net change in unrealized appreciation (depreciation) of investments	9,956	62,529	55,783	269,082	(128,696)	14,185,938

Net increase (decrease) in net assets resulting from operations	29,329	77,245	135,751	183,813	15,134,624	12,200,205

From Contractowners Transactions:
Payments received from contractowners	—	—	52,774	154,490	6,021,905	2,426,803
Transfers between Variable Investment Options including guaranteed interest account, net	(5,991)	(610,066)	(39,854)	219,507	2,328,683	156,387
Redemptions for contract benefits and terminations	(142,983)	(248,408)	(398,950)	(43,318)	(17,367,155)	(11,973,138)
Contract maintenance charges	(91)	(91)	(75)	(6)	(11,605)	(14,102)

Net increase (decrease) in net assets resulting from contractowners transactions	(149,065)	(858,565)	(386,105)	330,673	(9,028,172)	(9,404,050)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	7	—	572	—

Net Increase (Decrease) in Net Assets	(119,736)	(781,320)	(250,347)	514,486	6,107,024	2,796,155
Net Assets — Beginning of Year or Period	462,007	1,243,327	1,770,469	1,255,983	99,936,910	97,140,755

Net Assets — End of Year or Period	$342,271	$462,007	$1,520,122	$1,770,469	$106,043,934	$99,936,910

The accompanying notes are an integral part of these financial statements.

FSA-133

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FIDELITY® VIP STRATEGIC INCOME PORTFOLIO		FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO		FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$3,381,126	$4,464,103	$259,742	$152,930	$503,947	$507,996
Net realized gain (loss)	(190,893)	(12,034,875)	299,533	204,654	1,191,866	(3,923,674)
Net change in unrealized appreciation (depreciation) of investments	3,383,430	18,853,925	26,774	151,547	571,752	7,955,089

Net increase (decrease) in net assets resulting from operations	6,573,663	11,283,153	586,049	509,131	2,267,565	4,539,411

From Contractowners Transactions:
Payments received from contractowners	5,225,189	5,514,952	111,215	252,302	477,112	599,460
Transfers between Variable Investment Options including guaranteed interest account, net	7,560,750	3,836,008	193,097	166,703	(352,208)	(794,357)
Redemptions for contract benefits and terminations	(22,529,054)	(20,942,528)	(870,032)	(796,445)	(10,219,318)	(7,984,546)
Contract maintenance charges	(10,784)	(15,338)	(354)	(440)	(3,554)	(4,279)

Net increase (decrease) in net assets resulting from contractowners transactions	(9,753,899)	(11,606,906)	(566,074)	(377,880)	(10,097,968)	(8,183,722)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	36	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(3,180,200)	(323,753)	19,975	131,251	(7,830,403)	(3,644,311)
Net Assets — Beginning of Year or Period	151,843,900	152,167,653	7,118,557	6,987,306	52,538,929	56,183,240

Net Assets — End of Year or Period	$148,663,700	$151,843,900	$7,138,532	$7,118,557	$44,708,526	$52,538,929

The accompanying notes are an integral part of these financial statements.

FSA-134

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	FRANKLIN ALLOCATION VIP FUND		FRANKLIN INCOME VIP FUND		GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$139,564	$23,862	$3,727,987	$3,776,929	$37,086	$67,366
Net realized gain (loss)	275,634	(3,313,815)	(405,729)	3,651,495	29,373	55,041
Net change in unrealized appreciation (depreciation) of investments	1,027,275	5,621,054	2,096,073	(789,739)	(83,993)	(45,288)

Net increase (decrease) in net assets resulting from operations	1,442,473	2,331,101	5,418,331	6,638,685	(17,534)	77,119

From Contractowners Transactions:
Payments received from contractowners	360,445	1,167,672	2,559,477	3,502,921	24,611	27,485
Transfers between Variable Investment Options including guaranteed interest account, net	(83,942)	(2,433,367)	1,172,511	1,894,435	188,594	(341,551)
Redemptions for contract benefits and terminations	(2,301,061)	(2,533,795)	(12,978,552)	(11,259,801)	(303,065)	(464,364)
Contract maintenance charges	(1,825)	(2,024)	(7,989)	(10,219)	(224)	(337)

Net increase (decrease) in net assets resulting from contractowners transactions	(2,026,383)	(3,801,514)	(9,254,553)	(5,872,664)	(90,084)	(778,767)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	(2,057)	—	—	—

Net Increase (Decrease) in Net Assets	(583,910)	(1,470,413)	(3,838,279)	766,021	(107,618)	(701,648)
Net Assets — Beginning of Year or Period	19,107,041	20,577,454	96,870,207	96,104,186	2,399,202	3,100,850

Net Assets — End of Year or Period	$18,523,131	$19,107,041	$93,031,928	$96,870,207	$2,291,584	$2,399,202

The accompanying notes are an integral part of these financial statements.

FSA-135

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	HARTFORD DISCIPLINED EQUITY HLS FUND		INVESCO V.I. BALANCED- RISK ALLOCATION FUND		INVESCO V.I. DIVERSIFIED DIVIDEND FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(790,539)	$(597,603)	$604,001	$(163,261)	$74,337	$130,062
Net realized gain (loss)	5,823,281	(2,011,382)	193,471	(3,073,564)	1,932,782	2,012,444
Net change in unrealized appreciation (depreciation) of investments	8,857,649	13,587,421	(441,559)	3,940,742	2,835,177	991,434

Net increase (decrease) in net assets resulting from operations	13,890,391	10,978,436	355,913	703,917	4,842,296	3,133,940

From Contractowners Transactions:
Payments received from contractowners	900,026	538,724	113,170	412,102	573,742	814,879
Transfers between Variable Investment Options including guaranteed interest account, net	(2,564,172)	(2,103,751)	25,002	55,192	(1,177,104)	(1,913,601)
Redemptions for contract benefits and terminations	(9,810,511)	(8,305,887)	(2,055,887)	(1,868,108)	(9,055,214)	(9,346,208)
Contract maintenance charges	(4,516)	(5,325)	(1,166)	(2,339)	(4,156)	(5,286)

Net increase (decrease) in net assets resulting from contractowners transactions	(11,479,173)	(9,876,239)	(1,918,881)	(1,403,153)	(9,662,732)	(10,450,216)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	11	—	—	—	—	—

Net Increase (Decrease) in Net Assets	2,411,229	1,102,197	(1,562,968)	(699,236)	(4,820,436)	(7,316,276)
Net Assets — Beginning of Year or Period	63,693,289	62,591,092	13,829,589	14,528,825	45,850,529	53,166,805

Net Assets — End of Year or Period	$66,104,518	$63,693,289	$12,266,621	$13,829,589	$41,030,093	$45,850,529

The accompanying notes are an integral part of these financial statements.

FSA-136

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. EQUITY AND INCOME FUND		INVESCO V.I. HEALTH CARE FUND		INVESCO V.I. HIGH YIELD FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$34,419	$84,888	$(120,628)	$(113,258)	$1,785,212	$1,537,386
Net realized gain (loss)	1,149,889	(1,051,979)	289,707	(2,369,863)	60,568	(4,427,816)
Net change in unrealized appreciation (depreciation) of investments	957,370	2,860,301	124,776	2,639,575	696,346	6,170,794

Net increase (decrease) in net assets resulting from operations	2,141,678	1,893,210	293,855	156,454	2,542,126	3,280,364

From Contractowners Transactions:
Payments received from contractowners	294,893	1,220,022	859,797	188,192	1,711,464	1,758,713
Transfers between Variable Investment Options including guaranteed interest account, net	(1,289,297)	(367,654)	28,986	58,883	2,340,137	8,702
Redemptions for contract benefits and terminations	(3,785,562)	(3,211,599)	(1,287,962)	(1,004,520)	(5,444,755)	(5,221,824)
Contract maintenance charges	(1,595)	(1,995)	(830)	(968)	(4,187)	(5,755)

Net increase (decrease) in net assets resulting from contractowners transactions	(4,781,561)	(2,361,226)	(400,009)	(758,413)	(1,397,341)	(3,460,164)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	69	—

Net Increase (Decrease) in Net Assets	(2,639,883)	(468,016)	(106,154)	(601,959)	1,144,854	(179,800)
Net Assets — Beginning of Year or Period	22,840,448	23,308,464	10,072,401	10,674,360	41,335,331	41,515,131

Net Assets — End of Year or Period	$20,200,565	$22,840,448	$9,966,247	$10,072,401	$42,480,185	$41,335,331

The accompanying notes are an integral part of these financial statements.

FSA-137

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	INVESCO V.I. MAIN STREET MID CAP FUND		INVESCO V.I. SMALL CAP EQUITY FUND		JANUS HENDERSON BALANCED PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(125,517)	$(134,324)	$(352,221)	$(335,215)	$2,195,118	$2,124,146
Net realized gain (loss)	561,453	(2,540,453)	2,432,076	(4,550,941)	5,950,279	12,531,349
Net change in unrealized appreciation (depreciation) of investments	972,875	3,845,995	2,161,925	8,559,905	37,906,450	26,823,970

Net increase (decrease) in net assets resulting from operations	1,408,811	1,171,218	4,241,780	3,673,749	46,051,847	41,479,465

From Contractowners Transactions:
Payments received from contractowners	147,795	151,489	1,073,474	713,654	19,889,066	14,823,028
Transfers between Variable Investment Options including guaranteed interest account, net	(153,801)	(57,781)	336,466	121,294	(1,351,464)	8,285,764
Redemptions for contract benefits and terminations	(1,547,560)	(1,646,976)	(4,827,098)	(3,214,379)	(37,250,030)	(27,576,686)
Contract maintenance charges	(1,005)	(1,239)	(2,821)	(4,020)	(33,840)	(43,270)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,554,571)	(1,554,507)	(3,419,979)	(2,383,451)	(18,746,268)	(4,511,164)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	—	—	8	—

Net Increase (Decrease) in Net Assets	(145,760)	(383,289)	821,801	1,290,298	27,305,587	36,968,301
Net Assets — Beginning of Year or Period	10,062,623	10,445,912	27,517,653	26,227,355	339,448,594	302,480,293

Net Assets — End of Year or Period	$9,916,863	$10,062,623	$28,339,454	$27,517,653	$366,754,181	$339,448,594

The accompanying notes are an integral part of these financial statements.

FSA-138

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	JANUS HENDERSON FLEXIBLE BOND PORTFOLIO		LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO		MACQUARIE VIP ASSET STRATEGY SERIES
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,963,553	$1,584,429	$6,216,777	$5,685,357	$81,554	$127,618
Net realized gain (loss)	(588,076)	(8,573,121)	(1,103,342)	(17,015,957)	1,138,308	(1,944,041)
Net change in unrealized appreciation (depreciation) of investments	(1,020,908)	9,541,587	2,619,177	18,950,150	728,375	4,033,683

Net increase (decrease) in net assets resulting from operations	354,569	2,552,895	7,732,612	7,619,550	1,948,237	2,217,260

From Contractowners Transactions:
Payments received from contractowners	2,229,387	1,365,334	4,490,286	4,451,438	335,228	235,979
Transfers between Variable Investment Options including guaranteed interest account, net	2,695,499	3,318,904	2,206,685	822,011	(424,221)	296,585
Redemptions for contract benefits and terminations	(6,706,249)	(8,000,491)	(19,499,290)	(19,607,934)	(3,580,468)	(2,797,182)
Contract maintenance charges	(5,337)	(8,119)	(11,610)	(16,710)	(1,863)	(2,239)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,786,700)	(3,324,372)	(12,813,929)	(14,351,195)	(3,671,324)	(2,266,857)

Net Increase (Decrease) in Net Assets	(1,432,131)	(771,477)	(5,081,317)	(6,731,645)	(1,723,087)	(49,597)
Net Assets — Beginning of Year or Period	63,719,962	64,491,439	148,532,073	155,263,718	19,140,899	19,190,496

Net Assets — End of Year or Period	$62,287,831	$63,719,962	$143,450,756	$148,532,073	$17,417,812	$19,140,899

The accompanying notes are an integral part of these financial statements.

FSA-139

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MACQUARIE VIP EMERGING MARKETS SERIES		MACQUARIE VIP HIGH INCOME SERIES		MFS® INVESTORS TRUST SERIES
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$95,798	$17,122	$3,884,735	$4,055,795	$(120,053)	$(116,059)
Net realized gain (loss)	144,406	(1,603,515)	(220,235)	(12,179,568)	1,472,748	952,521
Net change in unrealized appreciation (depreciation) of investments	108,197	2,525,508	(169,227)	15,947,305	1,025,492	1,425,168

Net increase (decrease) in net assets resulting from operations	348,401	939,115	3,495,273	7,823,532	2,378,187	2,261,630

From Contractowners Transactions:
Payments received from contractowners	160,202	528,012	1,281,268	1,575,933	142,473	199,328
Transfers between Variable Investment Options including guaranteed interest account, net	(133,014)	541,229	(560,207)	(1,642,532)	(309,861)	(259,579)
Redemptions for contract benefits and terminations	(1,035,666)	(1,257,023)	(13,305,242)	(12,880,043)	(2,312,768)	(1,840,888)
Contract maintenance charges	(1,905)	(984)	(7,049)	(9,121)	(2,358)	(2,590)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,010,383)	(188,766)	(12,591,230)	(12,955,763)	(2,482,514)	(1,903,729)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	35	—	—	—	12	(9)

Net Increase (Decrease) in Net Assets	(661,947)	750,349	(9,095,957)	(5,132,231)	(104,315)	357,892
Net Assets — Beginning of Year or Period	8,489,191	7,738,842	79,821,864	84,954,095	14,417,033	14,059,141

Net Assets — End of Year or Period	$7,827,244	$8,489,191	$70,725,907	$79,821,864	$14,312,718	$14,417,033

The accompanying notes are an integral part of these financial statements.

FSA-140

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO		MFS® VALUE SERIES		MULTIMANAGER AGGRESSIVE EQUITY*
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(244,810)	$(248,553)	$149,494	$144,790	$(190,068)	$(162,127)
Net realized gain (loss)	2,229,837	(278,582)	3,627,284	4,991,571	4,497,755	(4,120,462)
Net change in unrealized appreciation (depreciation) of investments	632,845	4,199,762	883,259	(2,313,597)	470,210	8,973,055

Net increase (decrease) in net assets resulting from operations	2,617,872	3,672,627	4,660,037	2,822,764	4,777,897	4,690,466

From Contractowners Transactions:
Payments received from contractowners	224,835	250,304	963,018	1,698,685	189,625	484,218
Transfers between Variable Investment Options including guaranteed interest account, net	(1,052,216)	15,706	(1,985,503)	(4,077,152)	1,379,945	(785,007)
Redemptions for contract benefits and terminations	(2,764,023)	(2,334,209)	(6,219,939)	(6,418,466)	(1,732,849)	(1,340,243)
Contract maintenance charges	(1,252)	(1,531)	(4,182)	(5,189)	(203,706)	(186,696)

Net increase (decrease) in net assets resulting from contractowners transactions	(3,592,656)	(2,069,730)	(7,246,606)	(8,802,122)	(366,985)	(1,827,728)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7	—	8	—	10	—

Net Increase (Decrease) in Net Assets	(974,777)	1,602,897	(2,586,561)	(5,979,358)	4,410,922	2,862,738
Net Assets — Beginning of Year or Period	19,151,943	17,549,046	47,139,864	53,119,222	16,924,613	14,061,875

Net Assets — End of Year or Period	$18,177,166	$19,151,943	$44,553,303	$47,139,864	$21,335,535	$16,924,613

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-141

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	MULTIMANAGER CORE BOND*		MULTIMANAGER TECHNOLOGY*		PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,105,037	$705,035	$(1,552,762)	$(1,259,514)	$145,432	$3,537,286
Net realized gain (loss)	(84,874)	(7,867,334)	21,341,983	(17,976,649)	(1,095,794)	(5,764,582)
Net change in unrealized appreciation (depreciation) of investments	(753,263)	8,557,916	7,544,434	58,485,637	1,482,939	(100,592)

Net increase (decrease) in net assets resulting from operations	266,900	1,395,617	27,333,655	39,249,474	532,577	(2,327,888)

From Contractowners Transactions:
Payments received from contractowners	142,162	112,471	5,751,040	4,097,656	453,512	1,161,097
Transfers between Variable Investment Options including guaranteed interest account, net	8,024,577	4,275,322	(3,497,726)	(1,765,945)	(1,096,986)	(1,369,459)
Redemptions for contract benefits and terminations	(5,969,516)	(4,554,862)	(16,150,489)	(11,277,553)	(2,752,740)	(3,334,755)
Contract maintenance charges	(1,150,520)	(1,155,428)	(228,844)	(212,206)	(7,041)	(7,952)

Net increase (decrease) in net assets resulting from contractowners transactions	1,046,703	(1,322,497)	(14,126,019)	(9,158,048)	(3,403,255)	(3,551,069)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	(13)	—	18	—	—	—

Net Increase (Decrease) in Net Assets	1,313,590	73,120	13,207,654	30,091,426	(2,870,678)	(5,878,957)
Net Assets — Beginning of Year or Period	50,994,799	50,921,679	116,087,875	85,996,449	20,669,586	26,548,543

Net Assets — End of Year or Period	$52,308,389	$50,994,799	$129,295,529	$116,087,875	$17,798,908	$20,669,586

The accompanying notes are an integral part of these financial statements.

*	Denotes Variable Investment Options that invest in shares of a Portfolio of EQ Advisors Trust, an affiliate of Equitable Financial.

FSA-142

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PIMCO EMERGING MARKETS BOND PORTFOLIO		PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)		PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$489,430	$441,498	$152,583	$66,601	$85,282	$37,709
Net realized gain (loss)	1,269	(2,313,351)	(75,632)	(833,265)	5,308	(684,461)
Net change in unrealized appreciation (depreciation) of investments	84,641	2,803,493	(195,480)	1,015,049	258,016	1,061,797

Net increase (decrease) in net assets resulting from operations	575,340	931,640	(118,529)	248,385	348,606	415,045

From Contractowners Transactions:
Payments received from contractowners	167,802	120,507	489,535	151,732	—	39,400
Transfers between Variable Investment Options including guaranteed interest account, net	(136,845)	57,588	791,130	291,796	82,738	193,875
Redemptions for contract benefits and terminations	(1,628,658)	(1,343,756)	(936,105)	(750,638)	(728,749)	(394,461)
Contract maintenance charges	(958)	(1,220)	(1,112)	(1,197)	(134)	(143)

Net increase (decrease) in net assets resulting from contractowners transactions	(1,598,659)	(1,166,881)	343,448	(308,307)	(646,145)	(161,329)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	2,678	666	141	—	5	—

Net Increase (Decrease) in Net Assets	(1,020,641)	(234,575)	225,060	(59,922)	(297,534)	253,716
Net Assets — Beginning of Year or Period	10,362,838	10,597,413	6,624,983	6,684,905	3,870,734	3,617,018

Net Assets — End of Year or Period	$9,342,197	$10,362,838	$6,850,043	$6,624,983	$3,573,200	$3,870,734

The accompanying notes are an integral part of these financial statements.

FSA-143

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PIMCO INCOME PORTFOLIO		PRINCIPAL BLUE CHIP ACCOUNT		PRINCIPAL EQUITY INCOME ACCOUNT
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$2,240,922	$1,620,969	$(8,913)	$(7,197)	$13	$8
Net realized gain (loss)	(156,668)	(2,617,756)	54,128	8,047	14	(98)
Net change in unrealized appreciation (depreciation) of investments	(167,912)	3,725,666	111,913	231,273	130	183

Net increase (decrease) in net assets resulting from operations	1,916,342	2,728,879	157,128	232,123	157	93

From Contractowners Transactions:
Payments received from contractowners	6,493,213	4,626,372	39,629	28,499	—	—
Transfers between Variable Investment Options including guaranteed interest account, net	4,158,844	4,356,403	(13,574)	(13,846)	81	3
Redemptions for contract benefits and terminations	(4,232,696)	(3,046,187)	(78,104)	(13,291)	—	—
Contract maintenance charges	(2,663)	(3,964)	(69)	(56)	(6)	(1)

Net increase (decrease) in net assets resulting from contractowners transactions	6,416,698	5,932,624	(52,118)	1,306	75	2

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7,067	2,993	—	—	—	—

Net Increase (Decrease) in Net Assets	8,340,107	8,664,496	105,010	233,429	232	95
Net Assets — Beginning of Year or Period	44,736,013	36,071,517	828,895	595,466	1,062	967

Net Assets — End of Year or Period	$53,076,120	$44,736,013	$933,905	$828,895	$1,294	$1,062

The accompanying notes are an integral part of these financial statements.

FSA-144

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PROFUND VP BEAR		PROFUND VP BIOTECHNOLOGY		PUTNAM VT GLOBAL ASSET ALLOCATION FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$1,564	$(879)	$(432,432)	$(455,445)	$53,673	$22,235
Net realized gain (loss)	(5,514)	(13,666)	10,071,553	2,461,437	218,298	(253,880)
Net change in unrealized appreciation (depreciation) of investments	(2,453)	238	(9,830,058)	384,174	472,745	1,035,384

Net increase (decrease) in net assets resulting from operations	(6,403)	(14,307)	(190,937)	2,390,166	744,716	803,739

From Contractowners Transactions:
Payments received from contractowners	6,616	208	320,853	300,969	3,730	11,504
Transfers between Variable Investment Options including guaranteed interest account, net .	6,277	(66,152)	(1,002,945)	(586,364)	(222,813)	523,007
Redemptions for contract benefits and terminations	(457)	(5,338)	(5,664,112)	(5,502,325)	(1,065,013)	(980,291)
Contract maintenance charges	(8)	(20)	(2,708)	(3,465)	(664)	(748)

Net increase (decrease) in net assets resulting from contractowners transactions	12,428	(71,302)	(6,348,912)	(5,791,185)	(1,284,760)	(446,528)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	—	—	8	(10)	—	—

Net Increase (Decrease) in Net Assets	6,025	(85,609)	(6,539,841)	(3,401,029)	(540,044)	357,211
Net Assets — Beginning of Year or Period	27,868	113,477	32,478,519	35,879,548	5,593,247	5,236,036

Net Assets — End of Year or Period	$33,893	$27,868	$25,938,678	$32,478,519	$5,053,203	$5,593,247

The accompanying notes are an integral part of these financial statements.

FSA-145

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	PUTNAM VT RESEARCH FUND		T. ROWE PRICE EQUITY INCOME PORTFOLIO		TEMPLETON DEVELOPING MARKETS VIP FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(52,550)	$(15,039)	$173,693	$249,655	$195,847	$57,049
Net realized gain (loss)	345,454	(212,244)	2,740,416	637,328	129,732	(2,015,473)
Net change in unrealized appreciation (depreciation) of investments	1,334,640	1,463,390	312,671	1,582,241	141,838	2,812,197

Net increase (decrease) in net assets resulting from operations	1,627,544	1,236,107	3,226,780	2,469,224	467,417	853,773

From Contractowners Transactions:
Payments received from contractowners	294,329	244,645	1,770,433	1,099,730	211,103	130,792
Transfers between Variable Investment Options including guaranteed interest account, net	1,288,507	395,363	(932,654)	1,172,338	(198,257)	(209,650)
Redemptions for contract benefits and terminations	(413,691)	(412,728)	(4,276,892)	(3,113,778)	(1,222,010)	(915,463)
Contract maintenance charges	(1,869)	(1,918)	(3,626)	(4,960)	(696)	(902)

Net increase (decrease) in net assets resulting from contractowners transactions	1,167,276	225,362	(3,442,739)	(846,670)	(1,209,860)	(995,223)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	30	—	—	—	—	—

Net Increase (Decrease) in Net Assets	2,794,850	1,461,469	(215,959)	1,622,554	(742,443)	(141,450)
Net Assets — Beginning of Year or Period	5,875,244	4,413,775	32,264,862	30,642,308	7,947,200	8,088,650

Net Assets — End of Year or Period	$8,670,094	$5,875,244	$32,048,903	$32,264,862	$7,204,757	$7,947,200

The accompanying notes are an integral part of these financial statements.

FSA-146

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

	TEMPLETON GLOBAL BOND VIP FUND		VANECK VIP EMERGING MARKETS BOND FUND		VANECK VIP GLOBAL RESOURCES FUND
	2024	2023	2024	2023	2024	2023
Increase (Decrease) in Net Assets
From Operations:
Net investment income (loss)	$(775,694)	$(908,112)	$53,136	$25,361	$111,356	$163,257
Net realized gain (loss)	(886,385)	(15,930,522)	1,372	(75,788)	11,865	3,080,322
Net change in unrealized appreciation (depreciation) of investments	(5,971,190)	17,613,762	(39,555)	134,512	(520,569)	(4,050,439)

Net increase (decrease) in net assets resulting from operations	(7,633,269)	775,128	14,953	84,085	(397,348)	(806,860)

From Contractowners Transactions:
Payments received from contractowners	940,006	979,511	24,156	1,463	141,782	92,925
Transfers between Variable Investment Options including guaranteed interest account, net	2,052,135	(1,129,188)	3,932	(61,800)	(438,264)	(397,016)
Redemptions for contract benefits and terminations	(9,825,355)	(11,002,351)	(78,159)	(74,477)	(2,321,351)	(2,144,598)
Contract maintenance charges	(5,672)	(8,085)	(36)	(56)	(1,416)	(1,936)

Net increase (decrease) in net assets resulting from contractowners transactions	(6,838,886)	(11,160,113)	(50,107)	(134,870)	(2,619,249)	(2,450,625)

Net increase (decrease) in amount retained by Equitable Financial in Separate Account No. 70	7	—	—	—	—	—

Net Increase (Decrease) in Net Assets	(14,472,148)	(10,384,985)	(35,154)	(50,785)	(3,016,597)	(3,257,485)
Net Assets — Beginning of Year or Period	65,137,731	75,522,716	874,080	924,865	12,629,013	15,886,498

Net Assets — End of Year or Period	$50,665,583	$65,137,731	$838,926	$874,080	$9,612,416	$12,629,013

The accompanying notes are an integral part of these financial statements.

FSA-147

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

The change in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

1290 VT CONVERTIBLE SECURITIES	IB	22	(49)	(27)	303	(322)	(19)

1290 VT DOUBLELINE OPPORTUNISTIC BOND	IB	348	(549)	(201)	3,128	(3,215)	(87)

1290 VT EQUITY INCOME	IB	73	(216)	(143)	522	(589)	(67)

1290 VT GAMCO MERGERS & ACQUISITIONS	IB	78	(161)	(83)	476	(492)	(16)

1290 VT GAMCO SMALL COMPANY VALUE	IB	306	(1,501)	(1,195)	3,296	(3,685)	(389)

1290 VT HIGH YIELD BOND	IB	552	(541)	11	1,698	(1,727)	(29)

1290 VT MICRO CAP	IB	622	(698)	(76)	572	(558)	14

1290 VT MODERATE GROWTH ALLOCATION	IB	550	(815)	(265)	7,588	(7,472)	116

1290 VT MULTI-ALTERNATIVE STRATEGIES	IB	21	(40)	(19)	219	(195)	24

1290 VT NATURAL RESOURCES	IB	108	(421)	(313)	2,237	(2,795)	(558)

1290 VT REAL ESTATE	IB	98	(314)	(216)	1,367	(1,425)	(58)

1290 VT SMALL CAP VALUE	IB	202	(385)	(183)	1,803	(2,171)	(368)

1290 VT SMARTBETA EQUITY ESG	IB	90	(279)	(189)	1,073	(1,229)	(156)

1290 VT SOCIALLY RESPONSIBLE	IB	44	(105)	(61)	592	(658)	(66)

AB VPS BALANCED HEDGED ALLOCATION PORTFOLIO	CLASS B	1	(9)	(8)	127	(148)	(21)

AB VPS DISCOVERY VALUE PORTFOLIO	CLASS B	31	(149)	(118)	643	(731)	(88)

AB VPS RELATIVE VALUE PORTFOLIO	CLASS B	57	(295)	(238)	830	(964)	(134)

AB VPS SUSTAINABLE GLOBAL THEMATIC PORTFOLIO	CLASS B	22	(107)	(85)	389	(441)	(52)

ALPS GLOBAL OPPORTUNITY PORTFOLIO	CLASS III	14	(67)	(53)	276	(336)	(60)

AMERICAN FUNDS INSURANCE SERIES® ASSET ALLOCATION FUND	CLASS 4	472	(1,055)	(583)	8,011	(8,402)	(391)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL GROWTH FUND	CLASS 4	101	(178)	(77)	1,290	(1,408)	(118)

AMERICAN FUNDS INSURANCE SERIES® GLOBAL SMALL CAPITALIZATION FUND	CLASS 4	51	(218)	(167)	1,152	(1,218)	(66)

The accompanying notes are an integral part of these financial statements.

FSA-148

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

AMERICAN FUNDS INSURANCE SERIES® GROWTH-INCOME FUND	CLASS 4	142	(364)	(222)	2,472	(2,711)	(239)

AMERICAN FUNDS INSURANCE SERIES® INTERNATIONAL GROWTH AND INCOME FUND	CLASS 4	91	(187)	(96)	1,136	(1,189)	(53)

AMERICAN FUNDS INSURANCE SERIES® MANAGED RISK ASSET ALLOCATION FUND	CLASS P-2	13	(55)	(42)	311	(382)	(71)

AMERICAN FUNDS INSURANCE SERIES® NEW WORLD FUND®	CLASS 4	175	(832)	(657)	3,006	(3,644)	(638)

AMERICAN FUNDS INSURANCE SERIES® THE BOND FUND OF AMERICA®	CLASS 4	311	(569)	(258)	2,740	(3,048)	(308)

BLACKROCK GLOBAL ALLOCATION V.I. FUND	CLASS III	197	(1,149)	(952)	5,585	(5,915)	(330)

BLACKROCK LARGE CAP FOCUS GROWTH V.I. FUND	CLASS III	110	(314)	(204)	1,331	(1,497)	(166)

CLEARBRIDGE VARIABLE APPRECIATION PORTFOLIO	CLASS II	57	(205)	(148)	1,026	(1,227)	(201)

CLEARBRIDGE VARIABLE MID CAP PORTFOLIO	CLASS II	14	(76)	(62)	399	(418)	(19)

EATON VANCE VT FLOATING-RATE INCOME FUND	INITIAL CLASS	383	(995)	(612)	3,361	(3,705)	(344)

EQ/400 MANAGED VOLATILITY	IB	102	(340)	(238)	1,544	(1,670)	(126)

EQ/500 MANAGED VOLATILITY	IB	288	(1,057)	(769)	4,897	(5,704)	(807)

EQ/2000 MANAGED VOLATILITY	IB	92	(391)	(299)	1,741	(1,858)	(117)

EQ/AB DYNAMIC AGGRESSIVE GROWTH	IB	2,612	(2,537)	75	29,770	(29,809)	(39)

EQ/AB DYNAMIC GROWTH	IB	912	(7,558)	(6,646)	57,538	(62,051)	(4,513)

EQ/AB DYNAMIC MODERATE GROWTH	IB	4,692	(18,312)	(13,620)	109,098	(121,135)	(12,037)

EQ/AB SHORT DURATION GOVERNMENT BOND	IB	408	(703)	(295)	2,473	(2,663)	(190)

EQ/AB SMALL CAP GROWTH	IB	293	(708)	(415)	1,830	(1,974)	(144)

EQ/AB SUSTAINABLE U.S. THEMATIC	IB	8	(9)	(1)	22	(17)	5

EQ/AGGRESSIVE ALLOCATION	IB	218	(334)	(116)	1,258	(1,471)	(213)

EQ/AGGRESSIVE GROWTH STRATEGY	IB	4,306	(27,939)	(23,633)	176,991	(193,300)	(16,309)

EQ/ALL ASSET GROWTH ALLOCATION	IB	433	(2,603)	(2,170)	8,133	(9,127)	(994)

EQ/AMERICAN CENTURY MID CAP VALUE	IB	256	(1,004)	(748)	4,621	(5,352)	(731)

The accompanying notes are an integral part of these financial statements.

FSA-149

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/AMERICAN CENTURY MODERATE GROWTH ALLOCATION	IB	533	(614)	(81)	6,485	(6,147)	338

EQ/BALANCED STRATEGY	IB	5,466	(19,395)	(13,929)	123,623	(137,189)	(13,566)

EQ/CAPITAL GROUP RESEARCH	IB	19	(77)	(58)	168	(185)	(17)

EQ/CLEARBRIDGE LARGE CAP GROWTH ESG	IB	144	(442)	(298)	2,282	(2,476)	(194)

EQ/CLEARBRIDGE SELECT EQUITY MANAGED VOLATILITY	IB	60	(110)	(50)	108	(120)	(12)

EQ/COMMON STOCK INDEX	IA	93	(273)	(180)	1,437	(1,495)	(58)

EQ/COMMON STOCK INDEX	IB	199	(394)	(195)	1,849	(1,902)	(53)

EQ/CONSERVATIVE ALLOCATION	IB	380	(1,077)	(697)	4,943	(5,646)	(703)

EQ/CONSERVATIVE GROWTH STRATEGY	IB	4,665	(11,968)	(7,303)	63,782	(70,065)	(6,283)

EQ/CONSERVATIVE STRATEGY	IB	9,092	(15,057)	(5,965)	47,615	(53,082)	(5,467)

EQ/CORE BOND INDEX	IB	2,925	(3,119)	(194)	25,167	(26,623)	(1,456)

EQ/CORE PLUS BOND	IB	633	(1,194)	(561)	5,572	(6,408)	(836)

EQ/EMERGING MARKETS EQUITY PLUS	IB	82	(192)	(110)	664	(714)	(50)

EQ/EQUITY 500 INDEX	IA	427	(1,300)	(873)	6,101	(6,897)	(796)

EQ/EQUITY 500 INDEX	IB	1,342	(1,601)	(259)	10,409	(10,694)	(285)

EQ/FIDELITY INSTITUTIONAL AM® LARGE CAP	IB	326	(1,137)	(811)	4,884	(5,546)	(662)

EQ/FRANKLIN MODERATE ALLOCATION	IB	609	(2,307)	(1,698)	16,964	(17,230)	(266)

EQ/FRANKLIN RISING DIVIDENDS	IB	254	(1,060)	(806)	5,716	(6,567)	(851)

EQ/FRANKLIN SMALL CAP VALUE MANAGED VOLATILITY	IB	18	(61)	(43)	240	(258)	(18)

EQ/GLOBAL EQUITY MANAGED VOLATILITY	IB	24	(81)	(57)	115	(139)	(24)

EQ/GOLDMAN SACHS GROWTH ALLOCATION	IB	2,931	(1,559)	1,372	18,502	(16,052)	2,450

EQ/GOLDMAN SACHS MID CAP VALUE	IB	54	(168)	(114)	717	(911)	(194)

EQ/GOLDMAN SACHS MODERATE GROWTH ALLOCATION	IB	1,675	(7,239)	(5,564)	48,934	(53,602)	(4,668)

EQ/GROWTH STRATEGY	IB	3,620	(26,809)	(23,189)	170,335	(189,183)	(18,848)

EQ/INTERMEDIATE CORPORATE BOND	IB	19	(1)	18	—	—	—

The accompanying notes are an integral part of these financial statements.

FSA-150

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/INTERMEDIATE GOVERNMENT BOND	IB	3,348	(2,289)	1,059	9,702	(10,630)	(928)

EQ/INTERNATIONAL CORE MANAGED VOLATILITY	IB	48	(111)	(63)	185	(219)	(34)

EQ/INTERNATIONAL EQUITY INDEX	IA	108	(412)	(304)	2,239	(2,159)	80

EQ/INTERNATIONAL EQUITY INDEX	IB	373	(427)	(54)	2,507	(2,488)	19

EQ/INTERNATIONAL MANAGED VOLATILITY	IB	229	(686)	(457)	4,403	(5,241)	(838)

EQ/INTERNATIONAL VALUE MANAGED VOLATILITY	IB	6	(27)	(21)	132	(157)	(25)

EQ/INVESCO COMSTOCK	IB	66	(334)	(268)	164	(188)	(24)

EQ/INVESCO GLOBAL	IB	132	(644)	(512)	1,470	(1,593)	(123)

EQ/INVESCO GLOBAL REAL ASSETS	IB	118	(495)	(377)	2,454	(2,837)	(383)

EQ/INVESCO MODERATE ALLOCATION	IB	645	(3,574)	(2,929)	25,324	(27,458)	(2,134)

EQ/INVESCO MODERATE GROWTH ALLOCATION	IB	924	(1,403)	(479)	15,551	(15,246)	305

EQ/JANUS ENTERPRISE	IB	218	(590)	(372)	1,375	(1,458)	(83)

EQ/JPMORGAN GROWTH ALLOCATION	IB	2,317	(2,767)	(450)	31,360	(30,084)	1,276

EQ/JPMORGAN GROWTH STOCK	IB	635	(1,788)	(1,153)	4,904	(5,541)	(637)

EQ/JPMORGAN VALUE OPPORTUNITIES	IB	795	(826)	(31)	4,116	(3,850)	266

EQ/LARGE CAP CORE MANAGED VOLATILITY	IB	17	(41)	(24)	181	(198)	(17)

EQ/LARGE CAP GROWTH INDEX	IB	397	(762)	(365)	2,244	(2,323)	(79)

EQ/LARGE CAP GROWTH MANAGED VOLATILITY	IB	27	(84)	(57)	257	(300)	(43)

EQ/LARGE CAP VALUE INDEX	IB	393	(648)	(255)	1,897	(1,878)	19

EQ/LARGE CAP VALUE MANAGED VOLATILITY	IB	44	(167)	(123)	328	(364)	(36)

EQ/LAZARD EMERGING MARKETS EQUITY	IB	245	(884)	(639)	4,153	(4,885)	(732)

EQ/LONG-TERM BOND	IB	13	(1)	12	—	—	—

EQ/LOOMIS SAYLES GROWTH	IB	349	(878)	(529)	1,939	(2,159)	(220)

EQ/MFS INTERNATIONAL GROWTH	IB	324	(933)	(609)	2,509	(2,733)	(224)

The accompanying notes are an integral part of these financial statements.

FSA-151

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQ/MFS INTERNATIONAL INTRINSIC VALUE	IB	255	(1,574)	(1,319)	6,961	(8,444)	(1,483)

EQ/MFS MID CAP FOCUSED GROWTH	IB	51	(263)	(212)	1,241	(1,448)	(207)

EQ/MFS TECHNOLOGY	IB	561	(1,019)	(458)	4,667	(5,153)	(486)

EQ/MFS UTILITIES SERIES	IB	143	(515)	(372)	2,304	(2,580)	(276)

EQ/MID CAP INDEX	IB	313	(731)	(418)	2,760	(2,862)	(102)

EQ/MID CAP VALUE MANAGED VOLATILITY	IB	33	(90)	(57)	221	(234)	(13)

EQ/MODERATE ALLOCATION	IA	148	(821)	(673)	3,921	(4,633)	(712)

EQ/MODERATE ALLOCATION	IB	807	(1,303)	(496)	9,365	(9,594)	(229)

EQ/MODERATE GROWTH STRATEGY	IB	5,013	(37,913)	(32,900)	230,679	(257,787)	(27,108)

EQ/MODERATE-PLUS ALLOCATION	IB	375	(786)	(411)	4,363	(4,834)	(471)

EQ/MONEY MARKET	IA	7,768	(7,132)	636	11,839	(13,001)	(1,162)

EQ/MONEY MARKET	IB	84,896	(84,472)	424	86,222	(85,345)	877

EQ/MORGAN STANLEY SMALL CAP GROWTH	IB	118	(209)	(91)	699	(766)	(67)

EQ/PIMCO GLOBAL REAL RETURN	IB	149	(460)	(311)	2,651	(3,142)	(491)

EQ/PIMCO REAL RETURN	IB	118	(549)	(431)	2,225	(2,623)	(398)

EQ/PIMCO TOTAL RETURN ESG	IB	942	(2,174)	(1,232)	10,924	(12,232)	(1,308)

EQ/PIMCO ULTRA SHORT BOND	IB	1,146	(1,547)	(401)	3,733	(3,729)	4

EQ/QUALITY BOND PLUS	IB	292	(197)	95	1,335	(1,437)	(102)

EQ/SMALL COMPANY INDEX	IB	312	(566)	(254)	2,032	(1,974)	58

EQ/T. ROWE PRICE HEALTH SCIENCES	IB	230	(789)	(559)	3,925	(4,407)	(482)

EQ/ULTRA CONSERVATIVE STRATEGY	IB	30,203	(74,850)	(44,647)	370,228	(401,266)	(31,038)

EQ/VALUE EQUITY	IB	117	(874)	(757)	1,390	(1,659)	(269)

EQ/WELLINGTON ENERGY	IB	655	(1,225)	(570)	4,629	(5,813)	(1,184)

EQUITABLE CONSERVATIVE GROWTH MF/ETF	IB	510	(401)	109	1,346	(1,403)	(57)

The accompanying notes are an integral part of these financial statements.

FSA-152

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

EQUITABLE GROWTH MF/ETF	IB	314	(36)	278	363	(235)	128

EQUITABLE MODERATE GROWTH MF/ETF	IB	217	(28)	189	413	(185)	228

FEDERATED HERMES HIGH INCOME BOND FUND II	SERVICE CLASS	255	(401)	(146)	2,153	(2,277)	(124)

FEDERATED HERMES KAUFMANN FUND II	SERVICE CLASS	66	(280)	(214)	1,280	(1,386)	(106)

FIDELITY® VIP ASSET MANAGER: GROWTH PORTFOLIO	SERVICE CLASS 2	—	(3)	(3)	26	(26)	—

FIDELITY® VIP FREEDOM 2015 PORTFOLIO	SERVICE CLASS 2	1	(21)	(20)	34	(38)	(4)

FIDELITY® VIP FREEDOM 2020 PORTFOLIO	SERVICE CLASS 2	—	(1)	(1)	37	(42)	(5)

FIDELITY® VIP FREEDOM 2025 PORTFOLIO	SERVICE CLASS 2	1	(8)	(7)	33	(81)	(48)

FIDELITY® VIP FREEDOM 2030 PORTFOLIO	SERVICE CLASS 2	8	(25)	(17)	108	(91)	17

FIDELITY® VIP MID CAP PORTFOLIO	SERVICE CLASS 2	479	(727)	(248)	3,513	(3,890)	(377)

FIDELITY® VIP STRATEGIC INCOME PORTFOLIO	SERVICE CLASS 2	1,118	(1,782)	(664)	9,143	(10,062)	(919)

FIRST TRUST MULTI INCOME ALLOCATION PORTFOLIO	CLASS I	28	(70)	(42)	499	(530)	(31)

FIRST TRUST/DOW JONES DIVIDEND & INCOME ALLOCATION PORTFOLIO	CLASS I	76	(644)	(568)	3,045	(3,537)	(492)

FRANKLIN ALLOCATION VIP FUND	CLASS 2	24	(142)	(118)	1,200	(1,466)	(266)

FRANKLIN INCOME VIP FUND	CLASS 2	352	(859)	(507)	5,672	(6,035)	(363)

GUGGENHEIM GLOBAL MANAGED FUTURES STRATEGY FUND	COMMON SHARES	30	(39)	(9)	285	(367)	(82)

HARTFORD DISCIPLINED EQUITY HLS FUND	IC	42	(351)	(309)	1,678	(2,009)	(331)

INVESCO V.I. BALANCED-RISK ALLOCATION FUND	SERIES II	67	(220)	(153)	1,140	(1,257)	(117)

INVESCO V.I. DIVERSIFIED DIVIDEND FUND	SERIES II	36	(360)	(324)	1,333	(1,737)	(404)

INVESCO V.I. EQUITY AND INCOME FUND	SERIES II	18	(308)	(290)	1,483	(1,644)	(161)

INVESCO V.I. HEALTH CARE FUND	SERIES II	99	(130)	(31)	671	(727)	(56)

INVESCO V.I. HIGH YIELD FUND	SERIES II	456	(544)	(88)	2,705	(2,979)	(274)

INVESCO V.I. MAIN STREET MID CAP FUND	SERIES II	13	(72)	(59)	415	(484)	(69)

INVESCO V.I. SMALL CAP EQUITY FUND	SERIES II	144	(261)	(117)	1,126	(1,214)	(88)

The accompanying notes are an integral part of these financial statements.

FSA-153

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Continued)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

JANUS HENDERSON BALANCED PORTFOLIO	SERVICE SHARES	1,336	(2,293)	(957)	14,142	(14,417)	(275)

JANUS HENDERSON FLEXIBLE BOND PORTFOLIO	SERVICE SHARES	628	(799)	(171)	4,961	(5,295)	(334)

LORD ABBETT SERIES FUND - BOND DEBENTURE PORTFOLIO	VC SHARES	771	(1,683)	(912)	7,875	(8,971)	(1,096)

MACQUARIE VIP ASSET STRATEGY SERIES	SERVICE CLASS	31	(264)	(233)	1,239	(1,398)	(159)

MACQUARIE VIP EMERGING MARKETS SERIES	SERVICE CLASS	36	(118)	(82)	724	(740)	(16)

MACQUARIE VIP HIGH INCOME SERIES	SERVICE CLASS	93	(731)	(638)	3,426	(4,142)	(716)

MFS® INVESTORS TRUST SERIES	SERVICE CLASS	19	(91)	(72)	412	(479)	(67)

MFS® MASSACHUSETTS INVESTORS GROWTH STOCK PORTFOLIO	SERVICE CLASS	9	(79)	(70)	369	(415)	(46)

MFS® VALUE SERIES	SERVICE CLASS	104	(465)	(361)	2,050	(2,556)	(506)

MULTIMANAGER AGGRESSIVE EQUITY	IB	95	(102)	(7)	360	(397)	(37)

MULTIMANAGER CORE BOND	IB	774	(692)	82	4,623	(4,758)	(135)

MULTIMANAGER TECHNOLOGY	IB	281	(622)	(341)	2,787	(3,055)	(268)

PIMCO COMMODITYREALRETURN® STRATEGY PORTFOLIO	ADVISOR CLASS	201	(593)	(392)	2,295	(2,706)	(411)

PIMCO EMERGING MARKETS BOND PORTFOLIO	ADVISOR CLASS	28	(148)	(120)	737	(829)	(92)

PIMCO GLOBAL BOND OPPORTUNITIES PORTFOLIO (UNHEDGED)	ADVISOR CLASS	154	(119)	35	515	(549)	(34)

PIMCO GLOBAL MANAGED ASSET ALLOCATION PORTFOLIO	ADVISOR CLASS	15	(61)	(46)	176	(187)	(11)

PIMCO INCOME PORTFOLIO	ADVISOR CLASS	1,060	(494)	566	3,206	(2,650)	556

PRINCIPAL BLUE CHIP ACCOUNT	CLASS 3	9	(14)	(5)	76	(74)	2

PRINCIPAL EQUITY INCOME ACCOUNT	CLASS 3	—	—	—	—	—	—

PROFUND VP BEAR	COMMON SHARES	121	(109)	12	181	(252)	(71)

PROFUND VP BIOTECHNOLOGY	COMMON SHARES	29	(165)	(136)	706	(850)	(144)

PUTNAM VT GLOBAL ASSET ALLOCATION FUND	CLASS IB	5	(85)	(80)	290	(324)	(34)

PUTNAM VT RESEARCH FUND	CLASS IB	84	(39)	45	247	(236)	11

T. ROWE PRICE EQUITY INCOME PORTFOLIO	CLASS II	143	(319)	(176)	1,595	(1,643)	(48)

The accompanying notes are an integral part of these financial statements.

FSA-154

SEPARATE ACCOUNT NO. 70

STATEMENTS OF CHANGES IN NET ASSETS (Concluded)

FOR THE YEARS OR PERIODS ENDED DECEMBER 31, 2024 AND 2023

		2024			2023
	Share Class**	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)	Units Issued (000’s)	Units Redeemed (000’s)	Net Increase (Decrease) (000’s)

TEMPLETON DEVELOPING MARKETS VIP FUND	CLASS 2	55	(154)	(99)	587	(675)	(88)

TEMPLETON GLOBAL BOND VIP FUND	CLASS 2	400	(1,124)	(724)	5,897	(7,089)	(1,192)

VANECK VIP EMERGING MARKETS BOND FUND	INITIAL CLASS	6	(10)	(4)	77	(91)	(14)

VANECK VIP GLOBAL RESOURCES FUND	CLASS S	55	(341)	(286)	1,297	(1,570)	(273)

The accompanying notes are an integral part of these financial statements.

**	Share class reflects the share class of the Portfolio in which the units of the Variable Investment Option are invested, as further described in Note 6 of these financial statements.

The — on the Units Issued and Units Redeemed section may represent no units issued and units redeemed or units issued and units redeemed of less than 500.

FSA-155

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements

December 31, 2024

1.	Organization

Separate Account No. 70 (“the Account”) was established by Equitable Financial Life Insurance Company (“Equitable Financial”) and is organized as a unit investment trust, a type of investment company, and is registered with the Securities and Exchange Commission (“SEC”) under the Investment Company Act of 1940 (the “1940 Act”). The Account follows the investment company and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 — Investment Companies, which is part of accounting principles generally accepted in the United States of America (“GAAP”). The Account has Variable Investment Options, each of which invests in shares of a mutual fund portfolio of AB Variable Product Series Fund, Inc., AIM Variable Insurance Funds (Invesco Variable Insurance Funds), ALPS Variable Investment Trust, American Funds Insurance Series®, BlackRock Variable Series Funds, Inc., Delaware VIP® Trust, Eaton Vance Variable Trust, EQ Advisors Trust (“EQAT”), Federated Insurance Series, Fidelity® Variable Insurance Products, First Trust Variable Insurance Trust, Franklin Templeton Variable Insurance Products Trust, Hartford Series Trust, Inc., Ivy Variable Insurance Portfolios, Janus Aspen Series, Legg Mason Partners Variable Equity Trust, Lord Abbett Series Fund, Inc., MFS® Variable Insurance Trust, PIMCO Variable Insurance Trust, Principal Variable Contracts Funds, Inc., ProFunds, Putnam Variable Trust, Rydex Variable Trust, T. Rowe Price Equity Series, Inc., and Van Eck VIP Trust, (collectively, “the Trusts”). The Trusts are open-ended investment management companies that sell shares of a portfolio (“Portfolio”) of a mutual fund to separate accounts of insurance companies. Each Portfolio of the Trusts has separate investment objectives. These financial statements and notes are those of the Variable Investment Options of the Account.

The Account consists of the Variable Investment Options listed below.

AB Variable Product Series Fund, Inc.*

•	AB VPS Balanced Hedged Allocation Portfolio
•	AB VPS Discovery Value Portfolio
•	AB VPS Relative Value Portfolio
•	AB VPS Sustainable Global Thematic Portfolio

AIM Variable Insurance Funds (Invesco Variable Insurance Funds)

•	Invesco V.I. Balanced-Risk Allocation Fund
•	Invesco V.I. Diversified Dividend Fund
•	Invesco V.I. Equity and Income Fund
•	Invesco V.I. Health Care Fund
•	Invesco V.I. High Yield Fund
•	Invesco V.I. Main Street Mid Cap Fund
•	Invesco V.I. Small Cap Equity Fund

ALPS Variable Investment Trust

•	ALPS Global Opportunity Portfolio

American Funds Insurance Series®

•	American Funds Insurance Series® Asset Allocation Fund
•	American Funds Insurance Series® Global Growth Fund
•	American Funds Insurance Series® Global Small Capitalization Fund
•	American Funds Insurance Series® Growth- Income Fund
•	American Funds Insurance Series® International Growth and Income Fund
•	American Funds Insurance Series® Managed Risk Asset Allocation Fund
•	American Funds Insurance Series® New World Fund®
•	American Funds Insurance Series® The Bond Fund of America®

BlackRock Variable Series Funds, Inc.

•	BlackRock Global Allocation V.I. Fund
•	BlackRock Large Cap Focus Growth V.I. Fund

Delaware VIP® Trust

•	Macquarie VIP Emerging Markets Series(1)

Eaton Vance Variable Trust

•	Eaton Vance VT Floating-Rate Income Fund

EQ Advisors Trust*

•	1290 VT Convertible Securities
•	1290 VT DoubleLine Opportunistic Bond
•	1290 VT Equity Income(2)
•	1290 VT GAMCO Mergers & Acquisitions(2)
•	1290 VT GAMCO Small Company Value(2)
•	1290 VT High Yield Bond
•	1290 VT Micro Cap
•	1290 VT Moderate Growth Allocation
•	1290 VT Multi-Alternative Strategies
•	1290 VT Natural Resources
•	1290 VT Real Estate
•	1290 VT Small Cap Value
•	1290 VT SmartBeta Equity ESG
•	1290 VT Socially Responsible
•	EQ/400 Managed Volatility
•	EQ/500 Managed Volatility

FSA-156

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

•	EQ/2000 Managed Volatility
•	EQ/AB Dynamic Aggressive Growth
•	EQ/AB Dynamic Growth
•	EQ/AB Dynamic Moderate Growth
•	EQ/AB Short Duration Government Bond
•	EQ/AB Small Cap Growth(2)
•	EQ/AB Sustainable U.S. Thematic
•	EQ/Aggressive Allocation(2)
•	EQ/Aggressive Growth Strategy
•	EQ/All Asset Growth Allocation(2)
•	EQ/American Century Mid Cap Value
•	EQ/American Century Moderate Growth Allocation
•	EQ/Intermediate Government Bond
•	EQ/International Core Managed Volatility(2)
•	EQ/International Equity Index
•	EQ/International Managed Volatility
•	EQ/International Value Managed Volatility(2)
•	EQ/Invesco Comstock(2)
•	EQ/Invesco Global(2)
•	EQ/Invesco Global Real Assets
•	EQ/Invesco Moderate Allocation
•	EQ/Invesco Moderate Growth Allocation
•	EQ/Janus Enterprise(2)
•	EQ/JPMorgan Growth Allocation
•	EQ/JPMorgan Growth Stock(2)
•	EQ/JPMorgan Value Opportunities(2)
•	EQ/Large Cap Core Managed Volatility
•	EQ/Large Cap Growth Index(2)
•	EQ/Large Cap Growth Managed Volatility(2)
•	EQ/Large Cap Value Index(2)
•	EQ/Large Cap Value Managed Volatility(2)
•	EQ/Lazard Emerging Markets Equity
•	EQ/Long-Term Bond
•	EQ/Loomis Sayles Growth(2)
•	EQ/MFS International Growth(2)
•	EQ/MFS International Intrinsic Value
•	EQ/MFS Mid Cap Focused Growth
•	EQ/MFS Technology
•	EQ/MFS Utilities Series
•	EQ/Mid Cap Index(2)
•	EQ/Mid Cap Value Managed Volatility(2)
•	EQ/Moderate Allocation
•	EQ/Moderate Growth Strategy
•	EQ/Moderate-Plus Allocation(2)
•	EQ/Balanced Strategy
•	EQ/Capital Group Research(2)
•	EQ/Money Market
•	EQ/Morgan Stanley Small Cap Growth
•	EQ/ClearBridge Large Cap Growth ESG
•	EQ/ClearBridge Select Equity Managed Volatility(2)
•	EQ/Common Stock Index
•	EQ/Conservative Allocation
•	EQ/Conservative Growth Strategy
•	EQ/Conservative Strategy
•	EQ/Core Bond Index
•	EQ/Core Plus Bond
•	EQ/Emerging Markets Equity PLUS
•	EQ/Equity 500 Index
•	EQ/Fidelity Institutional AM® Large Cap
•	EQ/Franklin Moderate Allocation
•	EQ/Franklin Rising Dividends
•	EQ/Franklin Small Cap Value Managed Volatility(2)
•	EQ/Global Equity Managed Volatility(2)
•	EQ/Goldman Sachs Growth Allocation
•	EQ/Goldman Sachs Mid Cap Value
•	EQ/Goldman Sachs Moderate Growth Allocation
•	EQ/Growth Strategy
•	EQ/Intermediate Corporate Bond
•	EQ/PIMCO Global Real Return
•	EQ/PIMCO Real Return
•	EQ/PIMCO Total Return ESG
•	EQ/PIMCO Ultra Short Bond(2)
•	EQ/Quality Bond PLUS
•	EQ/Small Company Index(2)
•	EQ/T. Rowe Price Health Sciences
•	EQ/Ultra Conservative Strategy
•	EQ/Value Equity(2)
•	EQ/Wellington Energy
•	Equitable Conservative Growth MF/ETF
•	Equitable Growth MF/ETF
•	Equitable Moderate Growth MF/ETF
•	Multimanager Aggressive Equity
•	Multimanager Core Bond
•	Multimanager Technology

Federated Insurance Series

•	Federated Hermes High Income Bond Fund II
•	Federated Hermes Kaufmann Fund II

Fidelity® Variable Insurance Products

•	Fidelity® VIP Asset Manager: Growth Portfolio
•	Fidelity® VIP Freedom 2015 Portfolio
•	Fidelity® VIP Freedom 2020 Portfolio
•	Fidelity® VIP Freedom 2025 Portfolio
•	Fidelity® VIP Freedom 2030 Portfolio
•	Fidelity® VIP Mid Cap Portfolio
•	Fidelity® VIP Strategic Income Portfolio

FSA-157

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Continued)

First Trust Variable Insurance Trust

•	First Trust Multi Income Allocation Portfolio
•	First Trust/Dow Jones Dividend & Income Allocation Portfolio

Franklin Templeton Variable Insurance Products Trust

•	Franklin Allocation VIP Fund
•	Franklin Income VIP Fund
•	Templeton Developing Markets VIP Fund
•	Templeton Global Bond VIP Fund

Hartford Series Trust, Inc.

•	Hartford Disciplined Equity HLS Fund

Ivy Variable Insurance Portfolios

•	Macquarie VIP Asset Strategy Series(3)
•	Macquarie VIP High Income Series(4)

Janus Aspen Series

•	Janus Henderson Balanced Portfolio
•	Janus Henderson Flexible Bond Portfolio

Legg Mason Partners Variable Equity Trust

•	ClearBridge Variable Appreciation Portfolio
•	ClearBridge Variable Mid Cap Portfolio

Lord Abbett Series Fund, Inc.

•	Lord Abbett Series Fund — Bond Debenture Portfolio

MFS® Variable Insurance Trust

•	MFS® Investors Trust Series
•	MFS® Massachusetts Investors Growth Stock Portfolio
•	MFS® Value Series

PIMCO Variable Insurance Trust

•	PIMCO CommodityRealReturn® Strategy Portfolio
•	PIMCO Emerging Markets Bond Portfolio
•	PIMCO Global Bond Opportunities Portfolio (Unhedged)
•	PIMCO Global Managed Asset Allocation Portfolio
•	PIMCO Income Portfolio

Principal Variable Contracts Funds, Inc.

•	Principal Blue Chip Account
•	Principal Equity Income Account

ProFunds

•	ProFund VP Bear
•	ProFund VP Biotechnology

Putnam Variable Trust

•	Putnam VT Global Asset Allocation Fund
•	Putnam VT Research Fund

Rydex Variable Trust

•	Guggenheim Global Managed Futures Strategy Fund

T. Rowe Price Equity Series, Inc.

•	T. Rowe Price Equity Income Portfolio

Van Eck VIP Trust

•	VanEck VIP Emerging Markets Bond Fund
•	VanEck VIP Global Resources Fund

(1)	Formerly known as Delaware VIP Emerging Markets Series
(2)	Effective June 21, 2024, the Class IA shares of this Variable Investment Option were combined with the Class IB shares of the same Variable Investment Option
(3)	Formerly known as Delaware IVY VIP Asset Strategy
(4)	Formerly known as Delaware IVY VIP High Income

*	An affiliate of Equitable Financial providing advisory and other services to one or more Portfolios of this Trust, as further described in Note 6 of these financial statements.

The Account is used to fund benefits for variable annuities issued by Equitable Financial for the Accumulator, Investment Edge and the Retirement Cornerstone Series (collectively, the “Contracts”). These annuities in the Accumulator Series, Investment Edge and Retirement Cornerstone Series are offered with the same Variable Investment Options for use as a nonqualified annuity for after-tax contributions only, or when used as an investment vehicle for certain qualified plans, an individual retirement annuity or a tax-shelter annuity. The Accumulator, Investment Edge and Retirement Cornerstone Series of annuities are offered under group and individual variable annuity forms.

FSA-158

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

1.	Organization (Concluded)

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from Equitable Financial’s other assets and liabilities. All Contracts are issued by Equitable Financial. The assets of the Account are the property of Equitable Financial. However, the portion of the Account’s assets attributable to the Contracts will not be chargeable with liabilities arising out of any other business Equitable Financial may conduct.

The amount retained by Equitable Financial in the Account arises primarily from (1) contributions from Equitable Financial, and (2) that portion, determined ratably, of the Account’s investment results applicable to those assets in the Account in excess of the net assets attributable to accumulation units. Amounts retained by Equitable Financial are not subject to charges for mortality and expense risks, asset-based administration charges and distribution charges. Amounts retained by Equitable Financial in the Account may be transferred at any time by Equitable Financial to its General Account (“General Account”).

Each of the Variable Investment Options of the Account bears indirect exposure to the market, credit, and liquidity risks of the Portfolio in which it invests. These financial statements and footnotes should be read in conjunction with the financial statements and footnotes of the Portfolios of the Trusts, which are distributed by Equitable Financial to the Contractowners of the Variable Investment Options of the Account.

In the normal course of business, Equitable Financial may have agreements to indemnify another party under given circumstances. The maximum exposure under these arrangements is unknown as this would involve future claims that may be, but have not been, made against the Variable Investment Options of the Account. Based on experience, the risk of material loss is expected to be remote.

2.	Significant Accounting Policies

The accompanying financial statements are prepared in conformity with GAAP. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Investments:

Investments are made in shares of the Portfolios and the fair values of investments are the reported net asset values per share of the respective Portfolios. The net asset value is determined by the Trusts using the fair value of the underlying assets of the Portfolio less liabilities.

Investment Transactions and Investment Income:

Investment transactions are recorded on the trade date. Dividend income and net realized gain distributions from the Portfolios are recorded and automatically reinvested on the ex-dividend date. Net realized gain (loss) on investments are gains and losses on redemptions of investments in the Portfolios (determined on the identified cost basis).

Due to and Due from:

Receivable/payable for policy-related transactions represent amounts due to/from Equitable Financial’s General Account primarily related to premiums, surrenders, death benefits and amounts transferred among various Portfolios by Contractowners. Receivable/payable for shares of the Portfolios sold/purchased represent unsettled trades.

Contract Payments and Transfers:

Payments received from Contractowners represent participant contributions under the Contracts (but exclude amounts allocated to the guaranteed interest account, reflected in the General Account) reduced by deductions and charges, including premium charges, as applicable, and state premium taxes. Contractowners may allocate amounts in their individual accounts to Variable Investment Options of the Account and/or to the guaranteed interest account of Equitable Financial’s General Account, and/or index fund options of Separate Account No. 71.

FSA-159

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

2.	Significant Accounting Policies (Concluded)

Transfers between Variable Investment Options including the guaranteed interest account, net, are amounts that participants have directed to be moved among Portfolios, including permitted transfers to and from the guaranteed interest account and/or index fund options of Separate Account No. 71. The net assets of any Variable Investment Option may not be less than the aggregate value of the Contractowner accounts allocated to that Variable Investment Option. Equitable Financial is required by state insurance laws to set aside additional assets in Equitable Financial’s General Account to provide for other policy benefits. Equitable Financial’s General Account is subject to creditor rights.

Redemptions for contract benefits and terminations are payments to participants and beneficiaries made under the terms of the Contracts and amounts that participants have requested to be withdrawn and paid to them or applied to the purchase of annuities. Withdrawal charges, if any, are included in Redemptions for contract benefits and terminations to the extent that such charges apply to the contracts. Administrative charges, if any, are included in Contract maintenance charges to the extent that such charges apply to the Contracts.

Income Taxes:

The operations of the Account are included in the federal income tax return of Equitable Financial which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to Contracts participating in the Account by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Financial is expected to affect the unit value of Contracts participating in the Account. Accordingly, no provision for income taxes is required. However, Equitable Financial retains the right to charge for any federal income tax which is attributable to the Account if the law is changed.

3.	Fair Value Disclosures

Under GAAP, fair value is the price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. GAAP also establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value, and identifies three levels of inputs that may be used to measure fair value:

Level 1 — Quoted prices that are publicly available for identical assets in active markets. Level 1 fair values generally are supported by market transactions that occur with sufficient frequency and volume to provide pricing information on an ongoing basis.

Level 2 — Observable inputs other than Level 1 prices, such as quoted prices for similar assets, quoted prices in markets that are not active, and inputs to model-derived valuations that are directly observable or can be corroborated by observable market data.

Level 3 — Unobservable inputs supported by little or no market activity and often requiring significant judgment or estimation, such as an entity’s own assumptions about the cash flows or other significant components of value that market participants would use in pricing the asset or liability.

All investments of each Variable Investment Option of the Account have been classified as Level 1. There were no transfers between level 1, level 2 and level 3 during the year.

4.	Segment Reporting

The Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) — Improvements to Reportable Segment Disclosures (“ASU 2023-07”). The adoption of this new standard impacted financial statement disclosures only and did not affect the Separate Account’s financial position or its results of operations.

Equitable Financial has identified its President and the President of Equitable Investment Management Group, LLC (“EIMG”) as the Chief Operating Decision Makers (“CODM”) assessing performance and making decisions about resource allocation for the Separate Account. Separate Account is comprised of multiple subaccounts; each subaccount represents a variable investment option. As an investment company, Separate Account engages in a single line of business, which typically involves managing funds that are segregated from the general assets of the Separate Account’s

FSA-160

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

4.	Segment Reporting (Concluded)

parent company. The Separate Account is used for products such as variable annuities and life insurance policies, where contractholders can choose from various investment options across different asset classes, which allow contractholders to diversify their portfolios according to their risk tolerance and investment goals.

The CODM determined that each variable investment option makes up one operating segment of the Separate Account. The Separate Account’s variable investment options are pre-determined in accordance with the terms of the prospectus. The financial information provided and reviewed by the CODM is consistent with those presented within the Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets, and Financial Highlights.

5.	Purchases and Sales of Portfolios

The cost of purchases and proceeds from sales of Portfolios for the year ended December 31, 2024 were as follows:

	Purchases	Sales
1290 VT Convertible Securities	$731,747	$887,819
1290 VT DoubleLine Opportunistic Bond	5,020,188	5,915,842
1290 VT Equity Income	3,792,609	5,532,205
1290 VT GAMCO Mergers & Acquisitions	1,821,197	2,418,484
1290 VT GAMCO Small Company Value	27,540,820	53,303,404
1290 VT High Yield Bond	8,883,400	7,578,924
1290 VT Micro Cap	9,080,710	10,339,285
1290 VT Moderate Growth Allocation	9,281,210	12,176,988
1290 VT Multi-Alternative Strategies	266,789	453,355
1290 VT Natural Resources	1,904,167	5,505,123
1290 VT Real Estate	1,490,872	3,775,272
1290 VT Small Cap Value	4,907,983	6,327,328
1290 VT SmartBeta Equity ESG	2,775,448	5,131,751
1290 VT Socially Responsible	2,020,338	3,063,307
AB VPS Balanced Hedged Allocation Portfolio	89,395	206,411
AB VPS Discovery Value Portfolio	1,141,255	2,687,497
AB VPS Relative Value Portfolio	2,078,321	6,397,073
AB VPS Sustainable Global Thematic Portfolio	463,455	2,322,082
ALPS Global Opportunity Portfolio	628,792	1,333,401
American Funds Insurance Series® Asset Allocation Fund	17,775,269	20,983,003
American Funds Insurance Series® Global Growth Fund	3,721,409	4,386,914
American Funds Insurance Series® Global Small Capitalization Fund	1,651,712	3,823,788
American Funds Insurance Series® Growth-Income Fund	6,764,926	9,907,005
American Funds Insurance Series® International Growth and Income Fund	1,498,750	2,514,340
American Funds Insurance Series® Managed Risk Asset Allocation Fund	350,058	985,311
American Funds Insurance Series® New World Fund®	3,625,198	13,389,601
American Funds Insurance Series® The Bond Fund of America®	4,349,785	6,167,757
BlackRock Global Allocation V.I. Fund	11,640,411	20,317,675
BlackRock Large Cap Focus Growth V.I. Fund	13,331,426	20,730,364
ClearBridge Variable Appreciation Portfolio	3,797,621	5,356,204
ClearBridge Variable Mid Cap Portfolio	430,060	1,323,745
Eaton Vance VT Floating-Rate Income Fund	9,429,626	13,140,637
EQ/400 Managed Volatility	6,818,058	11,539,085
EQ/500 Managed Volatility	27,700,842	36,261,870
EQ/2000 Managed Volatility	5,317,814	11,526,920
EQ/AB Dynamic Aggressive Growth	49,557,916	39,923,726
EQ/AB Dynamic Growth	28,903,715	115,018,603
EQ/AB Dynamic Moderate Growth	185,073,109	313,323,519
EQ/AB Short Duration Government Bond	4,812,617	7,153,868
EQ/AB Small Cap Growth	19,179,153	24,218,258
EQ/AB Sustainable U.S. Thematic	89,616	98,009

FSA-161

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Aggressive Allocation	$6,934,443	$7,552,064
EQ/Aggressive Growth Strategy	330,160,103	709,901,441
EQ/All Asset Growth Allocation	13,624,150	43,683,776
EQ/American Century Mid Cap Value	15,087,161	29,819,235
EQ/American Century Moderate Growth Allocation	10,161,718	8,833,200
EQ/Balanced Strategy	235,926,676	380,141,288
EQ/Capital Group Research	2,940,585	4,347,279
EQ/ClearBridge Large Cap Growth ESG	9,459,731	16,543,848
EQ/ClearBridge Select Equity Managed Volatility	1,326,236	2,713,826
EQ/Common Stock Index	19,064,581	24,369,194
EQ/Conservative Allocation	6,119,745	11,391,174
EQ/Conservative Growth Strategy	128,979,035	202,664,300
EQ/Conservative Strategy	129,728,138	190,736,387
EQ/Core Bond Index	35,523,716	35,222,945
EQ/Core Plus Bond	9,506,118	11,511,769
EQ/Emerging Markets Equity PLUS	990,516	2,064,371
EQ/Equity 500 Index	77,297,306	117,198,134
EQ/Fidelity Institutional AM® Large Cap	24,529,642	47,981,254
EQ/Franklin Moderate Allocation	11,447,814	32,657,243
EQ/Franklin Rising Dividends	12,904,387	31,262,666
EQ/Franklin Small Cap Value Managed Volatility	928,653	1,529,605
EQ/Global Equity Managed Volatility	1,773,545	2,568,144
EQ/Goldman Sachs Growth Allocation	55,650,955	25,014,764
EQ/Goldman Sachs Mid Cap Value	2,725,322	6,171,456
EQ/Goldman Sachs Moderate Growth Allocation	37,230,367	104,764,327
EQ/Growth Strategy	364,238,356	682,999,379
EQ/Intermediate Corporate Bond	218,606	8,630
EQ/Intermediate Government Bond	33,662,678	23,310,278
EQ/International Core Managed Volatility	1,407,287	1,957,237
EQ/International Equity Index	8,883,833	13,410,527
EQ/International Managed Volatility	5,533,673	10,825,253
EQ/International Value Managed Volatility	191,711	395,479
EQ/Invesco Comstock	7,394,698	13,177,542
EQ/Invesco Global	7,280,416	18,206,556
EQ/Invesco Global Real Assets	2,797,059	8,856,312
EQ/Invesco Moderate Allocation	17,221,593	49,238,616
EQ/Invesco Moderate Growth Allocation	18,040,238	21,819,149
EQ/Janus Enterprise	12,668,299	19,129,357
EQ/JPMorgan Growth Allocation	60,518,958	43,301,994
EQ/JPMorgan Growth Stock	40,454,222	76,462,278
EQ/JPMorgan Value Opportunities	28,811,179	18,869,350
EQ/Large Cap Core Managed Volatility	1,715,340	1,788,928
EQ/Large Cap Growth Index	29,860,258	37,615,159
EQ/Large Cap Growth Managed Volatility	3,635,487	5,285,848
EQ/Large Cap Value Index	13,542,307	17,375,106
EQ/Large Cap Value Managed Volatility	3,740,704	5,460,133
EQ/Lazard Emerging Markets Equity	7,068,215	12,001,462
EQ/Long-Term Bond	150,672	8,277
EQ/Loomis Sayles Growth	43,998,078	40,285,858
EQ/MFS International Growth	12,623,442	19,890,343
EQ/MFS International Intrinsic Value	17,759,501	38,138,320
EQ/MFS Mid Cap Focused Growth	7,152,570	13,000,596
EQ/MFS Technology	42,671,708	48,323,726
EQ/MFS Utilities Series	4,162,638	11,261,742
EQ/Mid Cap Index	16,594,702	22,712,520
EQ/Mid Cap Value Managed Volatility	2,609,928	3,287,910

FSA-162

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Continued)

	Purchases	Sales
EQ/Moderate Allocation	$26,724,347	$34,534,728
EQ/Moderate Growth Strategy	456,137,642	843,257,584
EQ/Moderate-Plus Allocation	13,012,814	14,541,089
EQ/Money Market	969,051,508	949,370,129
EQ/Morgan Stanley Small Cap Growth	1,522,602	2,894,540
EQ/PIMCO Global Real Return	1,712,295	5,129,115
EQ/PIMCO Real Return	3,498,312	7,060,538
EQ/PIMCO Total Return ESG	16,185,987	25,895,073
EQ/PIMCO Ultra Short Bond	13,937,449	16,303,872
EQ/Quality Bond PLUS	3,549,904	2,339,525
EQ/Small Company Index	12,640,744	14,994,606
EQ/T. Rowe Price Health Sciences	13,343,970	30,935,710
EQ/Ultra Conservative Strategy	387,112,318	786,475,214
EQ/Value Equity	7,244,054	23,887,567
EQ/Wellington Energy	5,224,992	9,379,158
Equitable Conservative Growth MF/ETF	7,801,555	5,974,240
Equitable Growth MF/ETF	3,735,225	481,310
Equitable Moderate Growth MF/ETF	2,454,200	337,338
Federated Hermes High Income Bond Fund II	5,053,583	5,587,801
Federated Hermes Kaufmann Fund II	2,462,875	5,869,787
Fidelity® VIP Asset Manager: Growth Portfolio	26,074	94,504
Fidelity® VIP Freedom 2015 Portfolio	49,653	373,355
Fidelity® VIP Freedom 2020 Portfolio	33,567	31,046
Fidelity® VIP Freedom 2025 Portfolio	9,131	154,493
Fidelity® VIP Freedom 2030 Portfolio	180,805	555,448
Fidelity® VIP Mid Cap Portfolio	25,621,946	21,678,545
Fidelity® VIP Strategic Income Portfolio	19,291,817	25,664,555
First Trust Multi Income Allocation Portfolio	1,020,227	1,034,312
First Trust/Dow Jones Dividend & Income Allocation Portfolio	2,856,146	12,029,023
Franklin Allocation VIP Fund	842,588	2,729,407
Franklin Income VIP Fund	10,931,498	16,054,603
Guggenheim Global Managed Futures Strategy Fund	402,356	420,937
Hartford Disciplined Equity HLS Fund	4,422,226	13,881,314
Invesco V.I. Balanced-Risk Allocation Fund	1,611,232	2,926,112
Invesco V.I. Diversified Dividend Fund	3,447,869	11,332,893
Invesco V.I. Equity and Income Fund	1,394,756	5,357,672
Invesco V.I. Health Care Fund	1,727,760	2,248,397
Invesco V.I. High Yield Fund	7,915,282	7,527,342
Invesco V.I. Main Street Mid Cap Fund	543,407	1,980,898
Invesco V.I. Small Cap Equity Fund	4,635,609	6,986,082
Janus Henderson Balanced Portfolio	33,034,615	49,585,809
Janus Henderson Flexible Bond Portfolio	9,070,166	8,893,314
Lord Abbett Series Fund — Bond Debenture Portfolio	18,107,676	24,704,828
Macquarie VIP Asset Strategy Series	1,487,784	4,413,616
Macquarie VIP Emerging Markets Series	638,310	1,552,860
Macquarie VIP High Income Series	6,785,637	15,492,132
MFS® Investors Trust Series	1,675,463	3,248,704
MFS® Massachusetts Investors Growth Stock Portfolio	2,210,739	4,354,379
MFS® Value Series	6,321,170	9,861,761
Multimanager Aggressive Equity	8,426,556	6,173,713
Multimanager Core Bond	11,905,295	9,753,600
Multimanager Technology	27,816,257	28,364,862
PIMCO CommodityRealReturn® Strategy Portfolio	2,196,692	5,454,515
PIMCO Emerging Markets Bond Portfolio	968,215	2,074,695
PIMCO Global Bond Opportunities Portfolio (Unhedged)	1,698,957	1,202,785
PIMCO Global Managed Asset Allocation Portfolio	335,742	896,600

FSA-163

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

5.	Purchases and Sales of Portfolios (Concluded)

	Purchases	Sales
PIMCO Income Portfolio	$14,837,032	$6,172,372
Principal Blue Chip Account	110,928	171,959
Principal Equity Income Account	121	17
ProFund VP Bear	105,995	91,018
ProFund VP Biotechnology	13,088,678	8,100,266
Putnam VT Global Asset Allocation Fund	195,409	1,426,496
Putnam VT Research Fund	2,335,715	1,177,421
T. Rowe Price Equity Income Portfolio	5,404,393	6,562,295
Templeton Developing Markets VIP Fund	1,044,779	1,999,982
Templeton Global Bond VIP Fund	3,294,378	10,908,953
VanEck VIP Emerging Markets Bond Fund	126,222	123,193
VanEck VIP Global Resources Fund	741,741	3,249,634

6.	Expenses and Related Party Transactions

The assets in each Variable Investment Option are invested in shares of a corresponding Portfolio of the Trusts. Shares are offered by the Portfolios at net asset value. Shares in which the Variable Investment Options invest are categorized by the share class of the Portfolio. EQAT issues Class IA, Class IB and Class K shares. All share classes issued by EQAT are subject to fees for investment management, administration and other Portfolio expenses. Class IA and Class IB are also subject to distribution fees imposed under distribution plans (“Distribution Plans”) and adopted by EQAT in the manner prescribed under Rule 12b-1 under the 1940 Act. The Distribution Plans provide that EQAT, on behalf of each related Portfolio, may charge a maximum annual distribution fee (“12b-1 fee”) of 0.25% of the average daily net assets of a Portfolio attributable to its Class IA and Class IB shares. The class-specific expenses attributable to the investment in each share class of the Portfolios in which the Variable Investment Options invest are borne by the specific unit classes of the Variable Investment Options to which the investments are attributable.

EQAT, on behalf of each Portfolio, has entered into distribution agreements with Equitable Distributors, LLC (“Equitable Distributors”), an indirect wholly-owned subsidiary of Equitable Financial and an affiliate of EIMG. The Distribution Plans provide that Equitable Distributors will be entitled to receive a maximum 12b-1 fee as described above.

EIMG, a wholly-owned subsidiary of Equitable Financial, serves as investment adviser of the Portfolios of EQAT. EIMG either (1) directly manages the Portfolios or (2) contracts with and oversees the activities of the investment sub-advisers with respect to the Portfolios. EIMG receives management fees for services performed in its capacity as investment adviser of the Portfolios of EQAT, and pays fees to the sub-advisers for sub-advisory services to the respective Portfolios. Equitable Investment Management, LLC (“EIM”), an affiliate of Equitable Financial, serves as administrator of the Portfolios of EQAT. As the administrator, EIM either (1) carries out its responsibilities directly or (2) through sub-contracting with third-party providers. EIM receives administrative fees for services performed in its capacity as administrator of the Portfolios of EQAT. Expenses of the Portfolios of EQAT generally vary, depending on net asset levels for individual Portfolios, and range from a low annual rate of 0.54% to a high of 2.57% (after waivers, reimbursements, fees paid indirectly and including indirect expenses, as applicable) of the average daily net assets of the Portfolios of EQAT. Since these fees and expenses are reflected in the net asset value of the shares of the Portfolios and the total returns of the Variable Investment Options, they are not included in the expenses or expense ratios of the Variable Investment Options.

Equitable Financial, Equitable Advisors, LLC (“Equitable Advisors”) or Equitable Distributors may directly or indirectly receive 12b-1 fees and additional payments from certain unaffiliated Portfolios, their advisers, sub- advisers, distributors or affiliates, for providing certain administrative, marketing, distribution and/or shareholder support services in connection with the Variable Investment Options’ investment in the Portfolios. These fees and payments range from 0.20% to 0.60% of the unaffiliated Portfolios’ average daily net assets. Equitable Advisors or Equitable Distributors may also receive payments from the advisers or subadvisers of the unaffiliated Portfolios or their affiliates for certain distribution services, including expenses for sales meetings or seminar sponsorships that may relate to the policies and/or the advisers’ respective Portfolios.

AllianceBernstein serves as an investment sub-advisor for a number of Portfolios in EQAT including the 1290 VT Natural Resources, 1290 VT Real Estate, EQ/AB Dynamic Aggressive Growth, EQ/AB Dynamic Growth, EQ/AB Dynamic Moderate

FSA-164

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

6.	Expenses and Related Party Transactions (Concluded)

Growth, EQ/AB Short Duration Government Bond, EQ/AB Small Cap Growth, EQ/AB Sustainable U.S. Thematic, EQ/Common Stock Index, EQ/Equity 500 Index, EQ/ Intermediate Corporate Fund, EQ/International Equity Index, EQ/Large Cap Growth Index, EQ/Large Cap Value Index, EQ/Long-Term Bond, EQ/Mid Cap Index and EQ/Small Company Index as well as a portion of EQ/Emerging Markets Equity PLUS, EQ/ Large Cap Value Managed Volatility, EQ/Quality Bond PLUS, Multimanager Aggressive Equity and Multimanager Technology. AllianceBernstein is a limited partnership which is indirectly majority-owned by Equitable Holdings, Inc.

Equitable Advisors and Equitable Distributors are distributors and principal underwriters of the Contracts and the Account. They are both registered with the SEC as broker-dealers and are members of the Financial Industry Regulatory Authority (“FINRA”).

The Contracts are sold by financial professionals who are registered representatives of Equitable Advisors and licensed insurance agents of Equitable Network, LLC (“Equitable Network”), or its subsidiaries (affiliates of Equitable Financial). Equitable Network receives commissions under its General Sales Agreement with Equitable Financial and its Networking Agreement with Equitable Advisors. Equitable Advisors receives service-related payments under its Supervisory and Distribution Agreement with Equitable Financial. The financial professionals are compensated on a commission basis by Equitable Network. The Contracts are also sold through licensed insurance agencies (both affiliated and unaffiliated with Equitable Financial) and their affiliated broker-dealers (who are registered with the SEC and members of the FINRA) that have entered into selling agreements with Equitable Distributors. The licensed insurance agents who sell Equitable Financial policies for these companies are appointed as agents of Equitable Financial and are registered representatives of the broker-dealers under contract with Equitable Distributors.

Equitable Financial serves as the transfer agent for EQAT.

7.	Asset-based Charges and Contractowner Charges
Charges are made directly against the net assets of the Account and are reflected daily in the computation of the unit values of the Contracts. These charges are reflected as “Asset-based Charges” in the Statement of Operations. Under the Contracts, Equitable Financial charges the account for the following:

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Accumulator 11.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 11.0 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Accumulator 11.0 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Accumulator 11.0 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Accumulator 13.0 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Accumulator 13.0 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Accumulator 13.0 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Investment Edge(1)	0.70%	0.30%	0.20%	1.20%	1.20%
Investment Edge ADV(1)	0.20%	0.10%	0.00%	0.30%	0.30%
Investment Edge Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 15(1)	0.70%	0.30%	0.10%	1.10%	1.10%
Investment Edge 15 — ADV(1)	0.10%	0.20%	0.00%	0.30%	0.30%
Investment Edge 15 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Investment Edge 21(1)	0.60%	0.30%	0.10%	1.00%	1.00%
Investment Edge 21 — ADV(1)	0.00%	0.00%	0.00%	0.00%	0.00%
Investment Edge 21 — Select(1)	0.75%	0.30%	0.20%	1.25%	1.25%
Retirement Cornerstone Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%

FSA-165

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

	Mortality and Expense Risks	Asset-based Administration Charge	Distribution Charge	Current Aggregate Charge	Maximum Aggregated Charge
Retirement Cornerstone 11 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 11 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 11 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 11 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 12 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 12 — Series C	1.10%	0.25%	0.35%	1.70%	1.70%
Retirement Cornerstone 12 — Series CP	0.95%	0.35%	0.25%	1.55%	1.55%
Retirement Cornerstone 12 — Series L	1.10%	0.30%	0.25%	1.65%	1.65%
Retirement Cornerstone 12 — Series ADV	0.35%	0.20%	0.10%	0.65%	0.65%
Retirement Cornerstone 13 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 13 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 13 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 15 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series E	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 15 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 15 — Series L	1.10%	0.35%	0.25%	1.70%	1.70%
Retirement Cornerstone 17 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 17 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%
Retirement Cornerstone 19 — Series B	0.80%	0.30%	0.20%	1.30%	1.30%
Retirement Cornerstone 19 — Series CP	1.05%	0.35%	0.25%	1.65%	1.65%

Included as part of “Contract Maintenance Charges” in the Statements of Changes in Net Assets are certain administrative charges which are deducted from the Contractowners account value as a redemption of units.

(1)	We may deduct an annual fund facilitator fee with a maximum charge of 0.70% as an annual percentage of daily assets in order to make certain Variable Investment Options available under the contract. Currently the fee does not apply to any of the Investment Options offered.

The table below lists the fees charged by the Variable Investment Option assessed as a redemption of units. The range presented represents the fees that are actually assessed. Actual amounts may vary or may be zero depending on the Contract or a Contractowner’s account value. These charges are reflected as part of “Contractowners Transactions” in the Statement of Changes in Net Assets.

Charge	When charge is deducted	Amount deducted	How deducted

Charges for state premium and other applicable taxes	At time of transaction	Varies by state	Applied to an annuity payout option

Annual Administrative charge	Annually on each contract date anniversary.	Depending on account value, in Years 1 to 2 lesser of $30 or 2% of account value, thereafter $30.	Unit liquidation from account value

Contract Maintenance Fee	Annually on each contract date anniversary.	Depending on the account value, if less than $50,000 the fee is $50, for amounts of $50,000 or higher, $0.	Unit liquidation from account value

Withdrawal charge	At time of transaction	Low – 0%	Unit liquidation from account value

High – 8% in contract years 1 and 2. The charge declines 1% each contract year until it reaches 0% in contract year 10.

Note – Depending on the contract and/or certain elections made under the contract, the withdrawal charge may or may not apply.

FSA-166

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Continued)

Charge	When charge is deducted	Amount deducted	How deducted

Charge for each additional transfer in excess of 12 transfers per contract year	At time of transaction	Maximum Charge $35 Current Charge $0	Unit liquidation from account value

Special service charges

Express mail charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Wire transfer charge	At time of transaction	Current and Maximum Charge: $90	Unit liquidation from account value

Duplicate contract charge	At time of transaction	Current and Maximum Charge: $35	Unit liquidation from account value

Check preparation charge	At time of transaction	Maximum Charge: $85 Current charge: $0	Unit liquidation from account value

Charge for third party transfer or exchange	At time of transaction	Maximum Charge: $125 Current charge: $65	Unit liquidation from account value

Note – This charge is currently waived. This waiver may discontinue at any time without notice.

Guaranteed Minimum Income Benefit		Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Income Benefit	Annually on each contract date anniversary for which the benefit is in effect.	Current charge: 1.15%. Maximum charge 2.30%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Guaranteed Minimum Death Benefit

Highest Anniversary Value Death Benefit	Annually on each contract date anniversary	0.35% of the Annual ratchet to age 80 benefit base.	Unit liquidation from account value

Guaranteed Minimum Death Benefit	Annually on each contract anniversary	Current charge: 1.05%. Maximum charge 2.00%. AXA Equitable has the discretion to change the current fee after the first two contract years but it will never exceed the maximum fee.	Unit liquidation from account value

Greater of Death Benefit	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.05% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.10% if the roll-up benefit base to age 85 resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.90%. Maximum charge can be increased to 1.20% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

	Annually on each contract anniversary	Current Charge 1.05% or 1.15% Maximum Charge 2.00% or 2.30%	Unit liquidation from account value

FSA-167

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

7.	Asset-based Charges and Contractowner Charges (Concluded)

Charge	When charge is deducted	Amount deducted	How deducted

Greater of GMDB	Annually on each contract anniversary	GMBD election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMDB I	Annually on each contract anniversary	GMBD I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMDB II	Annually on each contract anniversary	GMBD II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of GMIB	Annually on each contract anniversary	GMIB election: 1.25% (max 2.50%)	Unit liquidation from account value

Greater of GMIB I	Annually on each contract anniversary	GMIB I election: 1.10% (max 2.30%)	Unit liquidation from account value

Greater of GMIB II	Annually on each contract anniversary	GMIB II election: 1.25% (max 2.60%)	Unit liquidation from account value

Greater of Income Benefit	Annually on each contract anniversary	Current Charge 0.95%. Maximum charge can be increased to 1.25% if the GIB benefit base resets.	Unit liquidation from account value

Return of Principal Death Benefit Charge	Annually on each contract anniversary	No Charge

Highest Anniversary Value Death Benefit Charge	Annually on each contract anniversary	0.25% – Current Charge (Max. 0.25%)	Unit liquidation from account value

	Annually on each contract anniversary	0.35% – Current Charge (Max. 0.35%)	Unit liquidation from account value

Annual Ratchet Death Benefit Charge	Annually on each contract anniversary	0.25% – Current Charge (Max. 0.25%)	Unit liquidation from account value

Earnings Enhancement Benefit	Annually on each contract date anniversary for which the benefit is in effect.	0.35%	Unit liquidation from account value

Guaranteed Withdrawal Benefit for Life	Annually on each contract date anniversary for which the benefit is in effect.	GMIB I Conversion: Current charge 1.10%. Maximum charge can be increased to 1.40%, if the GMIB is reset or if the GWBL benefit ratchets after conversion.	Unit liquidation from account value

GMIB II Conversion: Current charge 1.25%. Maximum charge can be increased to 1.55%, if the GMIB II is reset or if the GWBL benefit ratchets after conversion.

Protected Premium Death Benefit	Annually on each contract anniversary	Depending on the contract and age Current Charge: Ranges from low of 0.60% to age 65 to 20.00% over age 95 Maximum Charge: Ranges from low of 1.20% to age 65 and 40.00% over age 95.	Unit liquidation from account value

Return of Premium Death Benefit Option	Annually on each contract anniversary	Maximum Charge: 0.50% Current charge 0.30%	Unit liquidation from account value

RMD Wealth Guard Death Benefit	Annually on each contract anniversary	Maximum Charge: 1.80% Current charge 0.90%	Unit liquidation from account value

	Annually on each contract anniversary	Maximum Charge: 1.20 (for issue ages 20-64). 2.00% (for issue ages 65-68). Current charge 0.60 )for issue ages 20-64) and 1.00% (for issue ages 65-68).	Unit liquidation from account value

FSA-168

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights

The ranges for the total return ratios and unit values correspond to the product groupings that produced the lowest and highest expense ratios. The lowest and the highest contract charge represents the annual contract expenses consisting of mortality, expense risk, financial accounting and other expenses, for each period indicated. This ratio includes only those expenses that result in direct reduction to unit value. Charges made directly to Contractowner account through the redemption of units and expenses of the respective Portfolio have been excluded. The summary may not reflect the minimum and maximum contract charges offered by the Company as Contractowners may not have selected all available and applicable contract options. Due to the timing of the introduction of new products into the Variable Account, contract charges and related unit values and total returns may fall outside of the ranges presented in the financial highlights.

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest
1290 VT Convertible Securities (Class IB)
2024	310	$5,465	$17.14	$18.98	1.00%	1.25%	1.91%	8.40%	8.69%
2023	337	$5,507	$15.77	$17.51	1.00%	1.25%	2.59%	12.32%	12.56%
2022	356	$5,168	$15.59	$17.02	0.30%	1.25%	1.26%	(21.93)%	(21.17)%
2021	344	$6,441	$19.97	$21.59	0.30%	1.25%	12.91%	(0.25)%	0.70%
2020	231	$4,370	$20.02	$21.44	0.30%	1.25%	1.48%	37.31%	38.59%

1290 VT DoubleLine Opportunistic Bond (Class IB)
2024	3,257	$32,918	$ 9.58	$11.12	0.00%	1.70%	4.51%	1.05%	2.87%
2023	3,458	$34,392	$ 9.48	$10.81	0.00%	1.70%	4.04%	4.75%	6.50%
2022	3,545	$33,483	$ 9.05	$10.15	0.00%	1.70%	3.02%	(14.86)%	(10.73)%
2021	3,656	$40,321	$10.63	$11.72	0.30%	1.70%	2.06%	(2.21)%	(0.68)%
2020	3,282	$36,773	$10.87	$11.80	0.30%	1.70%	2.33%	2.55%	3.96%

1290 VT Equity Income (Class IB)
2024	901	$22,188	$14.95	$22.63	0.00%	1.70%	1.94%	7.94%	9.80%
2023	458	$6,310	$13.85	$20.49	0.30%	1.70%	1.99%	3.67%	5.13%
2022	525	$6,928	$13.36	$19.49	0.30%	1.70%	1.87%	1.29%	2.74%
2021	625	$7,170	$13.19	$18.97	0.30%	1.70%	1.49%	24.20%	26.05%
2020	727	$6,452	$10.62	$12.56	1.10%	1.70%	1.90%	(6.10)%	(5.63)%

1290 VT GAMCO Mergers & Acquisitions (Class IB)
2024	885	$12,817	$15.02	$15.61	0.00%	1.70%	1.81%	7.21%	9.08%
2023	526	$6,414	$12.41	$13.77	0.00%	1.25%	1.79%	8.10%	9.55%
2022	542	$6,108	$11.48	$12.57	0.00%	1.25%	0.32%	(7.19)%	(2.71)%
2021	611	$7,410	$12.37	$13.38	0.30%	1.25%	0.65%	10.05%	11.13%
2020	585	$6,448	$11.24	$12.04	0.30%	1.25%	0.17%	(2.60)%	(1.63)%

1290 VT GAMCO Small Company Value (Class IB)
2024	7,492	$245,761	$24.62	$41.33	0.00%	1.70%	0.57%	9.69%	11.60%
2023	3,843	$72,488	$19.89	$22.06	0.00%	1.25%	0.61%	19.53%	21.01%
2022	4,232	$66,709	$16.64	$18.23	0.00%	1.25%	0.52%	(11.82)%	(2.57)%
2021	4,379	$78,299	$18.87	$20.40	0.30%	1.25%	0.62%	23.58%	24.77%
2020	4,402	$63,802	$15.27	$16.35	0.30%	1.25%	0.73%	8.14%	9.15%

1290 VT High Yield Bond (Class IB)
2024	1,906	$25,945	$13.53	$15.33	0.00%	1.70%	6.08%	5.70%	7.50%
2023	1,895	$24,341	$12.80	$14.26	0.00%	1.70%	6.07%	10.54%	12.37%
2022	1,924	$22,273	$11.58	$12.69	0.00%	1.70%	5.23%	(11.81)%	(6.69)%
2021	1,970	$25,800	$12.64	$13.13	1.00%	1.70%	4.59%	2.18%	2.76%
2020	1,682	$21,593	$12.28	$12.85	1.10%	1.70%	4.99%	4.64%	5.23%

FSA-169

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

1290 VT Micro Cap (Class IB)
2024	394	$6,657	$16.33	$16.97	1.00%	1.65%	0.28%	18.16%	18.84%
2023	470	$6,664	$13.82	$14.28	1.00%	1.65%	0.60%	5.74%	6.49%
2022	456	$6,099	$13.07	$13.41	1.00%	1.65%	0.16%	(27.15)%	(26.64)%
2021	451	$8,229	$17.94	$18.28	1.00%	1.65%	0.00%	(6.83)%	9.06%
2020	145	$2,402	$16.45	$16.65	1.10%	1.65%	0.05%	47.80%	48.53%

1290 VT Moderate Growth Allocation (Class IB)
2024	8,831	$118,498	$13.15	$13.43	1.30%	1.65%	1.70%	8.95%	9.36%
2023	9,096	$111,654	$12.07	$12.28	1.30%	1.65%	1.59%	14.41%	14.77%
2022	8,980	$95,996	$10.55	$10.70	1.30%	1.65%	1.93%	(18.72)%	(18.38)%
2021	5,344	$70,060	$12.98	$13.11	1.30%	1.65%	0.89%	10.66%	11.01%
2020	3,762	$44,418	$11.73	$11.81	1.30%	1.65%	1.33%	4.55%	4.88%

1290 VT Multi-Alternative Strategies (Class IB)
2024	210	$2,269	$10.83	$11.11	1.00%	1.70%	2.26%	7.34%	8.08%
2023	229	$2,303	$10.02	$10.35	1.00%	1.70%	2.17%	3.29%	3.94%
2022	205	$1,983	$ 9.64	$10.02	1.00%	1.70%	2.22%	(12.20)%	(1.38)%
2021	150	$1,644	$10.92	$10.98	1.00%	1.25%	3.31%	0.18%	1.77%
2020	95	$1,023	$10.73	$10.77	1.10%	1.25%	0.77%	3.27%	3.46%

1290 VT Natural Resources (Class IB)
2024	1,525	$17,400	$10.61	$12.11	0.30%	1.70%	2.64%	(7.09)%	(5.76)%
2023	1,838	$22,464	$11.42	$12.85	0.30%	1.70%	3.05%	(0.70)%	0.71%
2022	2,396	$29,441	$11.50	$12.76	0.30%	1.70%	4.80%	30.24%	32.09%
2021	1,361	$12,868	$ 8.83	$ 9.66	0.30%	1.70%	4.52%	27.79%	29.66%
2020	843	$6,169	$ 6.91	$ 7.86	1.10%	1.70%	4.38%	(17.15)%	(16.65)%

1290 VT Real Estate (Class IB)
2024	1,217	$13,847	$11.49	$13.18	0.30%	1.70%	2.92%	(0.95)%	0.53%
2023	1,433	$16,429	$11.60	$13.11	0.30%	1.70%	2.80%	7.71%	9.16%
2022	1,491	$15,836	$10.77	$12.01	0.30%	1.70%	0.17%	(26.33)%	(25.31)%
2021	1,329	$19,275	$14.62	$16.08	0.30%	1.70%	3.68%	23.69%	25.53%
2020	1,215	$14,283	$11.82	$12.81	0.30%	1.70%	1.40%	(10.59)%	(9.28)%

1290 VT Small Cap Value (Class IB)
2024	1,188	$20,771	$17.73	$21.25	0.00%	1.70%	1.41%	18.72%	20.78%
2023	1,371	$19,997	$14.68	$17.90	0.00%	1.70%	1.04%	3.95%	5.76%
2022	1,739	$24,775	$13.88	$17.22	0.00%	1.70%	0.42%	(1.60)%	9.38%
2021	1,956	$29,314	$13.86	$17.50	0.30%	1.70%	1.27%	36.19%	38.05%
2020	1,243	$13,820	$10.04	$12.85	0.30%	1.70%	2.49%	(1.76)%	28.76%

1290 VT SmartBeta Equity ESG (Class IB)
2024	924	$17,489	$15.77	$26.19	0.30%	1.70%	0.88%	14.36%	16.04%
2023	1,113	$18,296	$13.79	$22.57	0.30%	1.70%	1.27%	14.53%	16.22%
2022	1,269	$18,151	$12.04	$19.42	0.30%	1.70%	1.20%	(15.98)%	(14.82)%
2021	1,331	$21,656	$14.33	$22.80	0.30%	1.70%	1.26%	21.03%	22.71%
2020	1,390	$18,351	$11.84	$18.58	0.30%	1.70%	0.54%	10.66%	18.05%

1290 VT Socially Responsible (Class IB)
2024	565	$16,385	$27.29	$32.72	1.00%	1.70%	0.45%	19.59%	20.49%
2023	626	$15,086	$22.65	$27.36	1.00%	1.70%	0.73%	25.33%	26.18%
2022	692	$13,282	$17.95	$21.83	1.00%	1.70%	0.61%	(23.40)%	(22.86)%
2021	724	$18,241	$23.27	$28.50	1.00%	1.70%	0.58%	21.07%	28.09%
2020	397	$8,076	$18.04	$22.25	1.10%	1.70%	0.80%	17.91%	18.61%

FSA-170

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

AB VPS Balanced Hedged Allocation Portfolio (Class B)
2024	107	$2,163	$19.54	$20.78	1.30%	1.70%	1.77%	6.72%	7.17%
2023	115	$2,185	$18.31	$19.39	1.30%	1.70%	0.87%	10.77%	11.18%
2022	136	$2,317	$16.53	$17.44	1.30%	1.70%	2.85%	(20.57)%	(20.22)%
2021	172	$3,713	$20.81	$21.86	1.30%	1.70%	0.26%	11.46%	11.93%
2020	186	$3,584	$18.67	$19.53	1.30%	1.70%	2.13%	7.36%	7.78%

AB VPS Discovery Value Portfolio (Class B)
2024	581	$10,365	$18.05	$19.92	0.30%	1.25%	0.63%	8.34%	9.39%
2023	699	$11,496	$16.66	$18.21	0.30%	1.25%	0.81%	15.45%	16.51%
2022	787	$11,200	$14.43	$15.63	0.30%	1.25%	0.86%	(16.88)%	(16.06)%
2021	674	$11,535	$17.36	$18.62	0.30%	1.25%	0.61%	33.85%	35.22%
2020	536	$6,833	$12.97	$13.77	0.30%	1.25%	0.81%	1.81%	2.76%

AB VPS Relative Value Portfolio (Class B)
2024	734	$16,067	$22.16	$24.46	0.30%	1.25%	1.29%	11.36%	12.46%
2023	972	$19,024	$19.90	$21.75	0.30%	1.25%	1.28%	10.31%	11.37%
2022	1,106	$19,618	$18.04	$19.53	0.30%	1.25%	1.09%	(5.60)%	(4.69)%
2021	1,178	$22,088	$19.11	$20.49	0.30%	1.25%	0.64%	26.22%	27.43%
2020	1,060	$15,712	$15.14	$16.08	0.30%	1.25%	1.36%	1.20%	2.16%

AB VPS Sustainable Global Thematic Portfolio (Class B)
2024	343	$7,062	$20.52	$21.10	1.00%	1.25%	0.00%	4.66%	4.91%
2023	428	$8,434	$19.56	$20.16	1.00%	1.25%	0.03%	14.22%	14.52%
2022	480	$8,292	$17.08	$17.65	1.00%	1.25%	0.00%	(28.05)%	(27.90)%
2021	479	$11,464	$23.69	$24.53	1.00%	1.25%	0.00%	18.04%	21.02%
2020	309	$6,096	$19.52	$20.27	1.10%	1.25%	0.52%	37.33%	37.56%

ALPS Global Opportunity Portfolio (Class III)
2024	229	$4,658	$20.13	$20.42	1.10%	1.25%	7.93%	16.56%	16.69%
2023	282	$4,931	$17.27	$17.50	1.10%	1.25%	0.00%	27.17%	27.37%
2022	342	$4,681	$13.58	$13.74	1.10%	1.25%	12.24%	(29.82)%	(29.68)%
2021	345	$6,732	$19.35	$19.54	1.10%	1.25%	4.30%	22.39%	22.58%
2020	381	$6,066	$15.81	$15.94	1.10%	1.25%	12.80%	7.92%	8.07%

American Funds Insurance Series® Asset Allocation Fund (Class 4)
2024	7,436	$145,700	$20.39	$22.90	0.00%	1.25%	1.96%	14.61%	16.07%
2023	8,019	$136,750	$17.79	$19.73	0.00%	1.25%	2.01%	12.59%	14.05%
2022	8,410	$127,370	$15.80	$17.30	0.00%	1.25%	1.68%	(14.73)%	(7.39)%
2021	8,428	$149,510	$17.07	$18.53	1.00%	1.25%	1.43%	9.42%	13.40%
2020	7,289	$113,966	$15.02	$16.34	1.10%	1.25%	1.49%	10.78%	10.93%

American Funds Insurance Series® Global Growth Fund (Class 4)
2024	1,322	$30,516	$25.21	$28.31	0.00%	1.25%	1.38%	11.99%	13.38%
2023	1,399	$28,683	$22.51	$24.97	0.00%	1.25%	0.70%	20.76%	22.28%
2022	1,517	$25,709	$18.64	$20.42	0.00%	1.25%	0.45%	(25.86)%	(13.40)%
2021	1,460	$33,399	$25.14	$27.19	0.30%	1.25%	0.21%	14.69%	15.80%
2020	1,139	$22,921	$21.92	$23.48	0.30%	1.25%	0.16%	28.49%	29.80%

FSA-171

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

American Funds Insurance Series® Global Small Capitalization Fund (Class 4)
2024	1,052	$17,169	$16.84	$17.60	0.00%	1.70%	0.84%	0.42%	2.09%
2023	1,219	$19,780	$16.77	$17.24	0.00%	1.70%	0.03%	13.77%	15.78%
2022	1,285	$18,385	$14.74	$14.89	0.00%	1.70%	0.00%	(30.86)%	(17.55)%
2021	1,371	$28,402	$21.17	$21.32	0.30%	1.70%	0.00%	4.61%	6.12%
2020	1,318	$26,285	$19.95	$20.38	0.30%	1.70%	0.13%	27.22%	28.96%

American Funds Insurance Series® Growth-Income Fund (Class 4)
2024	2,195	$60,487	$31.06	$34.88	0.00%	1.25%	0.92%	22.38%	23.91%
2023	2,417	$54,317	$25.38	$28.15	0.00%	1.25%	1.18%	24.23%	25.84%
2022	2,656	$47,978	$20.43	$22.37	0.00%	1.25%	1.08%	(17.72)%	(8.09)%
2021	2,580	$56,606	$24.83	$26.85	0.30%	1.25%	1.03%	22.26%	23.39%
2020	2,032	$36,750	$20.31	$21.76	0.30%	1.25%	1.21%	11.84%	12.92%

American Funds Insurance Series® International Growth and Income Fund (Class 4)
2024	1,179	$14,461	$12.31	$13.83	0.00%	1.25%	2.30%	1.82%	3.13%
2023	1,275	$15,332	$12.09	$13.41	0.00%	1.25%	2.31%	14.16%	15.60%
2022	1,328	$13,970	$10.59	$11.60	0.00%	1.25%	2.79%	(16.55)%	(11.72)%
2021	1,250	$15,733	$12.69	$13.72	0.30%	1.25%	3.16%	3.76%	4.73%
2020	921	$11,162	$12.05	$12.23	1.10%	1.25%	1.37%	4.44%	4.60%

American Funds Insurance Series® Managed Risk Asset Allocation Fund (Class P-2)
2024	206	$3,648	$17.18	$18.03	1.30%	1.70%	1.94%	12.66%	13.11%
2023	248	$3,881	$15.25	$15.94	1.30%	1.70%	2.00%	8.39%	8.81%
2022	319	$4,586	$14.07	$14.65	1.30%	1.70%	2.14%	(15.44)%	(15.07)%
2021	373	$6,363	$16.64	$17.25	1.30%	1.70%	1.37%	10.56%	11.08%
2020	467	$7,171	$15.05	$15.53	1.30%	1.70%	1.55%	4.08%	4.51%

American Funds Insurance Series® New World Fund® (Class 4)
2024	3,833	$57,534	$14.66	$16.21	0.00%	1.70%	1.13%	4.56%	6.36%
2023	4,490	$64,249	$14.02	$15.24	0.00%	1.70%	1.19%	13.71%	15.63%
2022	5,128	$64,301	$12.33	$13.18	0.00%	1.70%	1.10%	(23.61)%	(14.08)%
2021	5,227	$85,442	$16.14	$16.95	0.30%	1.70%	0.65%	2.87%	4.31%
2020	5,000	$79,330	$15.69	$16.25	0.30%	1.70%	0.04%	21.16%	22.92%

American Funds Insurance Series® The Bond Fund Of America® (Class 4)
2024	3,143	$31,496	$ 9.69	$10.89	0.65%	1.70%	3.89%	(0.82)%	0.37%
2023	3,401	$34,284	$ 9.77	$10.85	0.65%	1.70%	3.20%	2.95%	4.03%
2022	3,709	$36,220	$ 9.49	$10.43	0.65%	1.70%	2.68%	(14.20)%	(13.30)%
2021	3,936	$44,674	$11.06	$12.03	0.65%	1.70%	1.19%	(2.30)%	(1.23)%
2020	4,129	$47,832	$11.32	$12.18	0.65%	1.70%	2.04%	7.50%	8.65%

BlackRock Global Allocation V.I. Fund (Class III)
2024	5,454	$90,602	$17.09	$17.84	0.00%	1.70%	1.38%	7.02%	8.92%
2023	6,406	$99,406	$15.69	$16.67	0.00%	1.70%	2.46%	10.62%	12.47%
2022	6,736	$95,234	$13.95	$15.07	0.00%	1.70%	0.00%	(17.52)%	(10.58)%
2021	7,174	$123,356	$16.62	$18.27	0.30%	1.70%	0.83%	4.64%	6.13%
2020	6,928	$115,095	$15.66	$17.46	0.30%	1.70%	1.28%	18.61%	20.37%

FSA-172

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

BlackRock Large Cap Focus Growth V.I. Fund (Class III)
2024	1,234	$85,709	$66.14	$70.33	1.30%	1.70%	0.00%	29.15%	29.66%
2023	1,438	$77,161	$51.21	$54.24	1.30%	1.70%	0.00%	49.87%	50.50%
2022	1,604	$57,223	$34.17	$36.04	1.30%	1.70%	0.00%	(39.30)%	(39.05)%
2021	1,841	$107,803	$56.29	$59.13	1.30%	1.70%	0.00%	15.78%	16.24%
2020	1,868	$94,133	$48.62	$50.87	1.30%	1.70%	0.00%	41.01%	41.58%

ClearBridge Variable Appreciation Portfolio (Class II)
2024	850	$22,265	$25.24	$26.28	1.30%	1.70%	0.51%	20.25%	20.77%
2023	998	$21,651	$20.99	$21.76	1.30%	1.70%	0.67%	17.39%	17.88%
2022	1,199	$22,080	$17.88	$18.46	1.30%	1.70%	0.80%	(14.12)%	(13.78)%
2021	1,272	$27,204	$20.82	$21.41	1.30%	1.70%	0.40%	21.19%	21.72%
2020	1,253	$22,000	$17.18	$17.59	1.30%	1.70%	0.87%	12.58%	12.97%

ClearBridge Variable Mid Cap Portfolio (Class II)
2024	436	$7,357	$16.27	$16.94	1.30%	1.70%	0.36%	7.82%	8.31%
2023	498	$7,752	$15.09	$15.64	1.30%	1.70%	0.02%	10.71%	11.16%
2022	517	$7,253	$13.63	$14.07	1.30%	1.70%	0.10%	(26.76)%	(26.45)%
2021	488	$9,320	$18.61	$19.13	1.30%	1.70%	0.03%	26.26%	26.69%
2020	456	$6,873	$14.74	$15.10	1.30%	1.70%	0.04%	13.12%	13.62%

Eaton Vance VT Floating- Rate Income Fund (Initial Class)
2024	4,366	$56,329	$12.33	$14.56	0.00%	1.70%	7.89%	5.93%	7.77%
2023	4,978	$60,332	$11.64	$13.51	0.00%	1.70%	8.18%	9.30%	11.19%
2022	5,322	$58,678	$10.65	$12.15	0.00%	1.70%	4.61%	(4.40)%	(2.17)%
2021	5,059	$58,057	$11.14	$12.49	0.30%	1.70%	2.89%	1.92%	3.31%
2020	4,513	$50,569	$10.93	$12.09	0.30%	1.70%	3.30%	0.28%	1.68%

EQ/400 Managed Volatility (Class IB)
2024	1,182	$39,549	$24.15	$36.57	1.30%	1.70%	1.00%	10.98%	11.39%
2023	1,420	$43,044	$31.00	$32.83	1.30%	1.70%	1.14%	13.47%	13.95%
2022	1,546	$41,304	$27.32	$28.81	1.30%	1.70%	0.69%	(16.94)%	(16.61)%
2021	1,916	$60,434	$32.89	$34.55	1.30%	1.70%	0.37%	21.54%	22.04%
2020	2,463	$64,136	$27.06	$28.31	1.30%	1.70%	0.68%	11.54%	11.99%

EQ/500 Managed Volatility (Class IB)
2024	3,818	$124,662	$15.56	$34.27	0.30%	1.70%	1.02%	21.78%	23.59%
2023	4,587	$126,244	$12.59	$36.16	0.30%	1.70%	1.06%	23.12%	24.90%
2022	5,394	$121,069	$10.08	$29.37	0.30%	1.70%	0.92%	(21.34)%	(3.82)%
2021	4,039	$148,852	$37.34	$39.22	1.30%	1.70%	0.50%	25.47%	25.95%
2020	5,205	$153,102	$29.76	$31.14	1.30%	1.70%	0.95%	15.04%	15.50%

EQ/2000 Managed Volatility (Class IB)
2024	1,308	$38,403	$20.72	$31.09	1.30%	1.70%	1.29%	8.77%	9.20%
2023	1,607	$43,418	$26.88	$28.47	1.30%	1.70%	1.25%	13.99%	14.48%
2022	1,724	$40,707	$23.58	$24.87	1.30%	1.70%	0.69%	(23.71)%	(23.41)%
2021	1,950	$59,130	$30.91	$32.47	1.30%	1.70%	0.35%	11.99%	12.47%
2020	2,479	$67,180	$27.60	$28.87	1.30%	1.70%	0.74%	17.30%	17.74%

EQ/AB Dynamic Aggressive Growth (Class IB)
2024	33,274	$460,062	$13.49	$13.83	1.30%	1.65%	1.66%	12.14%	12.53%
2023	33,199	$407,844	$12.03	$12.29	1.30%	1.65%	0.98%	14.90%	15.29%

FSA-173

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/AB Dynamic Aggressive Growth (Class IB) (Continued)
2022	33,238	$354,120	$10.47	$10.66	1.30%	1.65%	0.00%	(17.82)%	(17.56)%
2021	31,461	$406,562	$12.74	$12.93	1.30%	1.65%	0.15%	15.40%	15.86%
2020	25,369	$283,046	$11.04	$11.16	1.30%	1.65%	0.71%	1.10%	1.36%

EQ/AB Dynamic Growth (Class IB)
2024	53,894	$767,976	$13.75	$14.30	1.30%	1.70%	1.53%	10.62%	11.02%
2023	60,540	$777,336	$12.43	$12.88	1.30%	1.70%	0.90%	13.00%	13.48%
2022	65,053	$736,330	$11.00	$11.35	1.30%	1.70%	0.00%	(16.98)%	(16.61)%
2021	67,454	$915,951	$13.25	$13.61	1.30%	1.70%	0.56%	12.96%	13.32%
2020	67,086	$803,737	$11.73	$12.01	1.30%	1.70%	1.03%	1.91%	2.39%

EQ/AB Dynamic Moderate Growth (Class IB)
2024	88,189	$1,452,964	$13.80	$15.19	1.00%	1.70%	1.55%	8.89%	9.70%
2023	101,809	$1,534,962	$12.58	$14.50	1.00%	1.70%	0.99%	11.03%	11.72%
2022	113,846	$1,541,093	$13.06	$13.18	0.30%	1.70%	0.53%	(16.07)%	(14.86)%
2021	145,234	$2,332,669	$15.48	$15.56	0.30%	1.70%	1.41%	10.12%	11.69%
2020	160,637	$2,335,882	$13.86	$14.13	0.30%	1.70%	0.78%	2.69%	4.13%

EQ/AB Short Duration Government Bond (Class IB)
2024	2,351	$23,190	$ 9.62	$10.71	0.30%	1.25%	3.45%	3.11%	4.08%
2023	2,646	$25,326	$ 9.33	$10.29	0.30%	1.25%	2.53%	2.98%	4.04%
2022	2,836	$26,286	$ 9.06	$ 9.89	0.30%	1.25%	0.54%	(3.10)%	(2.18)%
2021	2,777	$26,505	$ 9.35	$10.11	0.30%	1.25%	0.78%	(1.58)%	(0.59)%
2020	816	$7,904	$ 9.50	$10.17	0.30%	1.25%	0.97%	(0.31)%	0.59%

EQ/AB Small Cap Growth (Class IB)
2024	3,596	$113,362	$24.16	$42.46	0.30%	1.70%	0.28%	11.97%	13.59%
2023	2,196	$42,759	$21.27	$51.42	0.30%	1.70%	0.25%	15.73%	17.38%
2022	2,340	$39,247	$18.12	$44.43	0.30%	1.70%	0.17%	(29.68)%	(28.69)%
2021	1,957	$49,557	$25.41	$63.18	0.30%	1.70%	0.00%	11.00%	12.58%
2020	1,668	$39,899	$22.57	$56.92	0.30%	1.70%	0.09%	33.74%	35.64%

EQ/AB Sustainable U.S. Thematic (Class IB)
2024	20	$228	$11.09	$13.54	1.00%	1.30%	0.13%	8.93%	9.26%
2023	21	$216	$10.15	$10.15	1.00%	1.00%	0.32%	19.27%	19.27%
2022	16	$139	$ 8.51	$ 8.51	1.00%	1.00%	0.39%	(11.63)%	(11.63)%

EQ/Aggressive Allocation (Class IB)
2024	1,716	$37,305	$22.49	$27.03	0.30%	1.70%	2.10%	11.79%	13.41%
2023	1,257	$21,312	$17.99	$19.83	0.30%	1.25%	1.33%	16.89%	18.04%
2022	1,470	$21,293	$15.39	$16.80	0.30%	1.25%	0.93%	(19.34)%	(18.60)%
2021	1,178	$21,262	$19.08	$20.64	0.30%	1.25%	4.28%	15.71%	16.87%
2020	820	$12,718	$15.03	$16.49	1.10%	1.25%	2.83%	13.96%	14.12%

EQ/Aggressive Growth Strategy (Class IB)
2024	160,416	$3,916,548	$14.49	$24.61	1.30%	1.70%	2.15%	12.15%	12.63%
2023	184,049	$3,992,184	$20.84	$21.85	1.30%	1.70%	1.29%	16.23%	16.66%
2022	200,358	$3,726,252	$17.93	$18.73	1.30%	1.70%	0.79%	(19.74)%	(19.41)%
2021	217,632	$5,021,625	$22.34	$23.24	1.30%	1.70%	2.49%	14.80%	15.28%
2020	228,350	$4,572,464	$19.46	$20.16	1.30%	1.70%	2.22%	12.62%	13.07%

FSA-174

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/All Asset Growth Allocation (Class IB)
2024	8,459	$141,650	$15.94	$20.84	0.30%	1.70%	2.08%	9.28%	10.85%
2023	7,951	$107,975	$13.49	$14.38	0.30%	1.25%	1.77%	12.70%	13.77%
2022	8,945	$107,614	$11.97	$12.64	0.30%	1.25%	1.55%	(15.53)%	(14.71)%
2021	8,878	$126,376	$14.17	$14.82	0.30%	1.25%	3.90%	9.51%	10.60%
2020	9,273	$120,376	$12.94	$13.40	0.30%	1.25%	2.20%	10.88%	11.95%

EQ/American Century Mid Cap Value (Class IB)
2024	4,712	$126,852	$15.52	$24.54	0.30%	1.70%	1.72%	6.45%	8.01%
2023	5,460	$140,120	$22.86	$33.58	0.00%	1.70%	1.59%	4.19%	5.98%
2022	6,191	$153,218	$21.50	$32.23	0.30%	1.70%	2.82%	(3.16)%	(1.78)%
2021	6,633	$169,882	$21.89	$33.28	0.30%	1.70%	1.11%	20.93%	22.63%
2020	7,061	$152,205	$17.85	$27.52	0.30%	1.70%	1.23%	(0.40)%	1.02%

EQ/American Century Moderate Growth Allocation (Class IB)
2024	7,255	$92,691	$12.37	$12.52	1.00%	1.65%	1.53%	8.59%	9.28%
2023	7,336	$86,031	$11.53	$11.73	1.30%	1.65%	1.62%	13.82%	14.11%
2022	6,998	$71,901	$10.13	$10.28	1.30%	1.65%	1.51%	(18.70)%	(18.35)%
2021	5,963	$75,061	$12.46	$12.59	1.30%	1.65%	0.78%	7.51%	7.98%
2020	4,569	$53,283	$11.59	$11.66	1.30%	1.65%	1.04%	2.11%	2.37%

EQ/Balanced Strategy (Class IB)
2024	105,532	$1,967,665	$17.58	$20.88	1.30%	1.70%	2.54%	7.33%	7.74%
2023	119,461	$2,068,352	$16.38	$17.35	1.30%	1.70%	1.47%	11.28%	11.79%
2022	133,027	$2,062,757	$14.72	$15.52	1.30%	1.70%	0.85%	(16.98)%	(16.69)%
2021	164,895	$3,079,132	$17.73	$18.33	0.65%	1.70%	1.75%	7.58%	8.78%
2020	177,719	$3,073,818	$16.48	$16.85	0.65%	1.70%	1.80%	9.36%	10.49%

EQ/Capital Group Research (Class IB)
2024	265	$15,549	$53.38	$61.24	1.30%	1.70%	1.55%	27.67%	28.17%
2023	140	$6,422	$41.81	$47.78	1.30%	1.70%	0.33%	20.87%	21.39%
2022	157	$5,925	$34.59	$39.36	1.30%	1.70%	0.15%	(20.34)%	(20.03)%
2021	234	$10,995	$43.42	$49.22	1.30%	1.70%	0.00%	20.95%	21.47%
2020	284	$11,014	$35.90	$40.52	1.30%	1.70%	0.12%	21.20%	21.68%

EQ/ClearBridge Large Cap Growth ESG (Class IB)
2024	2,506	$84,340	$24.62	$40.57	0.00%	1.70%	0.00%	24.60%	26.71%
2023	2,804	$77,545	$18.57	$32.56	1.00%	1.70%	0.00%	43.37%	44.40%
2022	2,998	$59,734	$12.86	$22.71	1.00%	1.70%	0.00%	(33.25)%	(32.78)%
2021	3,239	$100,053	$19.13	$34.02	1.00%	1.70%	0.00%	19.62%	20.62%
2020	3,304	$91,164	$15.88	$28.44	1.10%	1.70%	0.00%	28.63%	29.42%

EQ/ClearBridge Select Equity Managed Volatility (Class IB)
2024	797	$18,321	$21.65	$30.76	1.00%	1.70%	0.33%	20.34%	21.22%
2023	90	$2,391	$25.56	$27.42	1.30%	1.70%	0.62%	22.53%	23.01%
2022	102	$2,195	$20.86	$22.29	1.30%	1.70%	0.34%	(28.32)%	(28.03)%
2021	126	$3,775	$29.10	$30.97	1.30%	1.70%	0.54%	22.99%	23.53%
2020	144	$3,516	$23.66	$25.07	1.30%	1.70%	0.02%	33.82%	34.28%

EQ/Common Stock Index (Class IA)
2024	1,592	$82,164	$49.06	$52.16	1.30%	1.70%	0.76%	20.99%	21.44%
2023	1,772	$75,327	$40.55	$42.95	1.30%	1.70%	1.13%	22.99%	23.53%
2022	1,830	$63,031	$32.97	$34.77	1.30%	1.70%	0.83%	(20.84)%	(20.54)%

FSA-175

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Common Stock Index (Class IA) (Continued)
2021	1,851	$80,284	$41.65	$43.76	1.30%	1.70%	0.72%	22.79%	23.30%
2020	1,866	$65,656	$33.92	$35.49	1.30%	1.70%	1.15%	17.74%	18.22%

EQ/Common Stock Index (Class IB)
2024	1,834	$51,000	$31.13	$34.96	0.00%	1.25%	0.76%	21.51%	23.06%
2023	2,029	$46,362	$25.62	$28.41	0.00%	1.25%	1.13%	23.59%	25.15%
2022	2,082	$38,594	$20.73	$22.70	0.00%	1.25%	0.83%	(20.48)%	(10.56)%
2021	1,820	$42,383	$22.24	$26.07	1.00%	1.25%	0.72%	16.99%	23.32%
2020	1,517	$28,719	$17.98	$21.14	1.10%	1.25%	1.15%	18.30%	18.45%

EQ/Conservative Allocation (Class IB)
2024	4,521	$46,160	$10.16	$10.28	1.00%	1.25%	2.88%	3.25%	3.63%
2023	5,218	$51,492	$ 9.84	$ 9.92	1.00%	1.25%	2.26%	6.61%	6.90%
2022	5,921	$54,751	$ 9.23	$ 9.28	1.00%	1.25%	1.44%	(13.66)%	(13.51)%
2021	6,239	$66,772	$10.69	$10.73	1.00%	1.25%	1.59%	1.42%	1.90%
2020	5,088	$53,640	$10.54	$10.55	1.10%	1.25%	1.84%	4.98%	5.08%

EQ/Conservative Growth Strategy (Class IB)
2024	53,005	$863,252	$15.39	$16.52	0.65%	1.70%	2.64%	5.77%	6.93%
2023	60,308	$924,886	$14.55	$15.45	0.65%	1.70%	1.53%	9.73%	10.91%
2022	66,591	$927,986	$13.26	$13.93	0.65%	1.70%	0.86%	(15.97)%	(15.11)%
2021	84,331	$1,396,766	$15.78	$16.41	0.65%	1.70%	1.49%	5.27%	6.42%
2020	90,124	$1,413,931	$14.99	$15.42	0.65%	1.70%	1.68%	8.07%	9.21%

EQ/Conservative Strategy (Class IB)
2024	36,030	$446,579	$11.74	$13.32	1.30%	1.70%	2.81%	2.98%	3.42%
2023	41,995	$503,627	$11.40	$12.07	1.30%	1.70%	1.59%	6.44%	6.81%
2022	47,462	$532,648	$10.71	$11.30	1.30%	1.70%	0.92%	(13.77)%	(13.41)%
2021	57,715	$748,830	$12.42	$13.05	1.30%	1.70%	1.02%	0.73%	1.16%
2020	63,495	$815,022	$12.33	$12.90	1.30%	1.70%	1.58%	5.47%	5.91%

EQ/Core Bond Index (Class IB)
2024	24,109	$245,571	$ 9.86	$11.07	0.00%	1.70%	2.46%	0.61%	2.41%
2023	24,303	$245,356	$ 9.80	$10.81	0.00%	1.70%	2.04%	2.83%	4.55%
2022	25,759	$252,335	$ 9.53	$10.34	0.00%	1.70%	1.53%	(10.35)%	(6.26)%
2021	29,298	$320,247	$10.63	$11.33	0.30%	1.70%	1.43%	(3.71)%	(2.41)%
2020	28,215	$320,029	$11.04	$11.61	0.30%	1.70%	1.52%	4.25%	5.83%

EQ/Core Plus Bond (Class IB)
2024	6,262	$57,015	$ 8.30	$10.88	0.00%	1.70%	4.98%	(2.35)%	(0.73)%
2023	6,823	$62,465	$10.96	$26.78	0.00%	1.70%	2.28%	2.76%	4.58%
2022	7,659	$67,618	$10.48	$26.06	0.00%	1.70%	12.31%	(14.42)%	2.85%
2021	566	$7,011	$13.30	$30.45	1.30%	1.70%	2.07%	(3.36)%	(2.92)%
2020	100	$1,503	$13.70	$31.51	1.30%	1.70%	2.35%	12.94%	13.32%

EQ/Emerging Markets Equity PLUS (Class IB)
2024	660	$6,794	$ 9.64	$11.05	0.65%	1.70%	2.05%	2.23%	3.37%
2023	770	$7,735	$ 9.43	$10.69	0.65%	1.70%	2.41%	8.52%	9.64%
2022	820	$7,556	$ 8.69	$ 9.75	0.65%	1.70%	2.04%	(19.01)%	(18.14)%
2021	871	$9,843	$10.73	$11.91	0.65%	1.70%	1.20%	(2.28)%	(1.24)%
2020	801	$9,204	$10.98	$12.06	0.65%	1.70%	1.16%	12.16%	13.35%

EQ/Equity 500 Index (Class IA)
2024	6,085	$325,618	$51.21	$54.45	1.30%	1.70%	0.86%	22.19%	22.69%
2023	6,958	$304,016	$41.91	$44.38	1.30%	1.70%	1.08%	23.45%	23.97%

FSA-176

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Equity 500 Index (Class IA) (Continued)
2022	7,754	$273,742	$33.95	$35.80	1.30%	1.70%	1.06%	(19.91)%	(19.60)%
2021	8,339	$366,345	$42.39	$44.53	1.30%	1.70%	0.88%	25.79%	26.33%
2020	9,156	$318,522	$33.70	$35.25	1.30%	1.70%	1.30%	15.77%	16.22%

EQ/Equity 500 Index (Class IB)
2024	12,131	$363,504	$33.19	$37.27	0.00%	1.25%	0.86%	22.79%	24.32%
2023	12,390	$302,128	$27.03	$29.98	0.00%	1.25%	1.08%	23.99%	25.54%
2022	12,675	$249,119	$21.80	$23.88	0.00%	1.25%	1.06%	(19.56)%	(9.92)%
2021	11,836	$289,731	$27.10	$29.32	0.25%	1.25%	0.88%	20.46%	26.40%
2020	9,772	$190,799	$21.44	$22.97	0.30%	1.25%	1.30%	16.27%	17.43%

EQ/Fidelity Institutional AM® Large Cap (Class IB)
2024	4,573	$198,679	$36.43	$49.81	0.30%	1.70%	0.35%	22.38%	24.12%
2023	5,384	$192,132	$29.35	$40.70	0.30%	1.70%	0.43%	29.17%	30.97%
2022	6,046	$167,546	$22.41	$31.51	0.30%	1.70%	0.53%	(22.41)%	(21.29)%
2021	5,820	$213,592	$28.47	$40.61	0.30%	1.70%	0.38%	23.10%	24.87%
2020	6,342	$190,847	$22.80	$32.99	0.30%	1.70%	0.68%	24.21%	25.90%

EQ/Franklin Moderate Allocation (Class IB)
2024	16,311	$213,070	$12.63	$13.09	1.30%	1.70%	1.62%	5.34%	5.74%
2023	18,009	$222,609	$11.99	$12.38	1.30%	1.70%	1.51%	10.30%	10.73%
2022	18,275	$203,931	$10.87	$11.18	1.30%	1.70%	1.01%	(15.67)%	(15.30)%
2021	18,216	$240,065	$12.89	$13.20	1.30%	1.70%	0.22%	6.44%	6.88%
2020	17,770	$219,150	$12.11	$12.35	1.30%	1.70%	0.49%	1.09%	1.48%

EQ/Franklin Rising Dividends (Class IB)
2024	6,062	$167,315	$29.18	$29.52	0.30%	1.70%	0.84%	8.92%	10.48%
2023	6,868	$173,986	$26.79	$26.89	0.00%	1.70%	1.06%	10.20%	12.14%
2022	7,719	$176,927	$23.90	$24.31	0.30%	1.70%	1.11%	(12.11)%	(10.89)%
2021	4,924	$129,847	$26.82	$27.66	0.30%	1.70%	0.67%	24.59%	26.39%
2020	5,122	$109,091	$21.22	$22.20	0.30%	1.70%	0.93%	14.20%	15.83%

EQ/Franklin Small Cap Value Managed Volatility (Class IB)
2024	209	$5,356	$22.85	$32.22	1.30%	1.70%	1.14%	9.17%	9.63%
2023	195	$4,245	$20.93	$22.45	1.30%	1.70%	1.07%	12.10%	12.59%
2022	213	$4,161	$18.67	$19.94	1.30%	1.70%	0.38%	(18.47)%	(18.18)%
2021	297	$7,059	$22.90	$24.37	1.30%	1.70%	0.36%	17.56%	18.07%
2020	362	$7,310	$19.48	$20.64	1.30%	1.70%	0.72%	10.43%	10.85%

EQ/Global Equity Managed Volatility (Class IB)
2024	231	$7,360	$22.51	$50.79	1.30%	1.70%	1.18%	10.72%	11.16%
2023	99	$4,067	$31.35	$45.69	1.30%	1.70%	0.85%	19.25%	19.76%
2022	123	$4,229	$26.29	$38.15	1.30%	1.70%	0.30%	(22.29)%	(21.98)%
2021	185	$8,180	$33.83	$48.90	1.30%	1.70%	0.86%	13.94%	14.39%
2020	210	$8,076	$29.69	$42.75	1.30%	1.70%	0.63%	12.33%	12.80%

EQ/Goldman Sachs Growth Allocation (Class IB)
2024	23,799	$331,161	$12.54	$13.63	1.00%	1.65%	2.40%	10.36%	11.17%
2023	22,427	$281,615	$12.35	$12.56	1.30%	1.65%	2.25%	15.64%	15.97%
2022	19,977	$216,205	$10.68	$10.83	1.30%	1.65%	0.79%	(16.82)%	(16.50)%
2021	16,472	$213,565	$12.84	$12.97	1.30%	1.65%	0.17%	11.75%	12.10%
2020	12,089	$139,814	$11.49	$11.57	1.30%	1.65%	0.83%	1.06%	1.40%

FSA-177

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Goldman Sachs Mid Cap Value (Class IB)
2024	647	$23,175	$13.22	$34.99	0.00%	1.70%	0.75%	10.00%	11.84%
2023	761	$25,163	$31.81	$33.69	1.30%	1.70%	0.67%	9.35%	9.78%
2022	955	$28,723	$29.09	$30.69	1.30%	1.70%	0.56%	(12.14)%	(11.76)%
2021	1,169	$39,801	$33.11	$34.78	1.30%	1.70%	0.27%	28.28%	28.81%
2020	999	$26,640	$25.81	$27.00	1.30%	1.70%	0.59%	6.65%	7.06%

EQ/Goldman Sachs Moderate Growth Allocation (Class IB)
2024	45,890	$621,495	$12.10	$13.06	1.00%	1.70%	2.34%	7.49%	8.33%
2023	51,454	$645,347	$12.15	$12.58	1.30%	1.70%	2.27%	12.08%	12.52%
2022	56,122	$625,855	$10.84	$11.18	1.30%	1.70%	0.54%	(17.25)%	(16.94)%
2021	58,039	$779,220	$13.10	$13.46	1.30%	1.70%	0.05%	8.71%	9.16%
2020	57,852	$711,805	$12.05	$12.33	1.30%	1.70%	0.15%	3.26%	3.70%

EQ/Growth Strategy (Class IB)
2024	147,555	$3,607,824	$22.85	$24.12	0.65%	1.70%	2.27%	10.44%	11.67%
2023	170,744	$3,764,151	$20.69	$21.60	0.65%	1.70%	1.34%	14.56%	15.69%
2022	189,592	$3,636,781	$18.06	$18.67	0.65%	1.70%	0.81%	(18.83)%	(17.97)%
2021	217,476	$5,132,949	$22.25	$22.76	0.65%	1.70%	2.19%	12.37%	13.63%
2020	236,181	$4,943,766	$19.80	$20.03	0.65%	1.70%	2.05%	11.68%	12.85%

EQ/Intermediate Corporate Bond (Class IB)
2024	18	$202	$11.13	$11.16	1.00%	1.25%	8.87%	1.92%	2.10%

EQ/Intermediate Government Bond (Class IB)
2024	10,135	$96,513	$ 9.02	$10.49	0.00%	1.70%	2.57%	0.67%	2.44%
2023	9,076	$85,992	$ 8.96	$10.24	0.00%	1.70%	2.63%	2.05%	3.85%
2022	10,004	$92,144	$ 8.78	$ 9.86	0.00%	1.70%	0.90%	(9.20)%	(5.65)%
2021	11,134	$113,304	$ 9.67	$10.67	0.30%	1.70%	0.65%	(3.78)%	(2.47)%
2020	13,909	$145,836	$10.05	$10.94	0.30%	1.70%	1.08%	2.55%	3.99%

EQ/International Core Managed Volatility (Class IB)
2024	414	$7,005	$14.19	$20.98	1.30%	1.70%	2.09%	1.57%	1.89%
2023	184	$3,507	$15.95	$20.59	1.30%	1.70%	1.68%	14.83%	15.29%
2022	218	$3,585	$13.89	$17.86	1.30%	1.70%	1.14%	(15.56)%	(15.23)%
2021	305	$5,950	$16.45	$21.07	1.30%	1.70%	2.25%	8.15%	8.61%
2020	354	$6,372	$15.21	$19.40	1.30%	1.70%	1.39%	6.59%	7.06%

EQ/International Equity Index (Class IA)
2024	2,031	$32,093	$15.26	$16.23	1.30%	1.70%	2.90%	3.04%	3.51%
2023	2,335	$35,784	$14.81	$15.68	1.30%	1.70%	2.92%	17.08%	17.54%
2022	2,255	$29,568	$12.65	$13.34	1.30%	1.70%	2.67%	(13.42)%	(13.09)%
2021	2,069	$31,286	$14.61	$15.35	1.30%	1.70%	3.38%	9.03%	9.49%
2020	2,123	$29,331	$13.40	$14.02	1.30%	1.70%	2.00%	2.06%	2.49%

EQ/International Equity Index (Class IB)
2024	2,710	$36,019	$13.27	$14.91	0.00%	1.25%	2.90%	3.51%	4.85%
2023	2,764	$35,429	$12.82	$14.22	0.00%	1.25%	2.92%	17.61%	19.10%
2022	2,745	$29,870	$10.90	$11.94	0.00%	1.25%	2.67%	(13.01)%	(7.80)%
2021	2,610	$32,595	$12.53	$13.55	0.30%	1.25%	3.38%	9.53%	10.61%
2020	2,217	$25,259	$11.44	$12.25	0.30%	1.25%	2.00%	2.51%	3.55%

EQ/International Managed Volatility (Class IB)
2024	3,778	$53,284	$13.55	$15.03	0.65%	1.70%	2.50%	0.97%	1.97%
2023	4,235	$59,068	$13.46	$14.74	0.65%	1.70%	2.18%	14.85%	16.15%

FSA-178

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/International Managed Volatility (Class IB) (Continued)
2022	5,073	$61,424	$11.72	$12.36	1.30%	1.70%	1.07%	(16.41)%	(16.09)%
2021	5,565	$80,392	$14.02	$14.73	1.30%	1.70%	2.95%	8.77%	9.19%
2020	6,573	$87,104	$12.89	$13.49	1.30%	1.70%	1.58%	4.80%	5.31%

EQ/International Value Managed Volatility (Class IB)
2024	103	$1,421	$13.13	$13.96	1.30%	1.70%	2.21%	(0.30)%	0.07%
2023	124	$1,710	$13.17	$13.95	1.30%	1.70%	1.95%	16.65%	17.13%
2022	149	$1,744	$11.29	$11.91	1.30%	1.70%	1.55%	(15.18)%	(14.81)%
2021	157	$2,173	$13.31	$13.98	1.30%	1.70%	2.07%	8.48%	8.88%
2020	180	$2,265	$12.27	$12.84	1.30%	1.70%	1.31%	2.42%	2.88%

EQ/Invesco Comstock (Class IB)
2024	1,214	$47,485	$12.81	$32.80	1.00%	1.70%	1.37%	12.87%	13.66%
2023	138	$4,177	$29.06	$31.34	1.30%	1.70%	1.49%	10.12%	10.55%
2022	162	$4,514	$26.39	$28.35	1.30%	1.70%	1.56%	(1.20)%	(0.80)%
2021	244	$6,833	$26.71	$28.58	1.30%	1.70%	1.13%	30.74%	31.28%
2020	296	$6,291	$20.43	$21.77	1.30%	1.70%	1.97%	(2.48)%	(2.07)%

EQ/Invesco Global (Class IB)
2024	2,818	$77,911	$20.25	$28.16	1.00%	1.70%	0.00%	13.82%	14.67%
2023	1,618	$30,983	$17.66	$24.74	1.00%	1.70%	0.00%	31.60%	32.48%
2022	1,741	$25,389	$13.33	$18.80	1.00%	1.70%	0.00%	(33.19)%	(32.71)%
2021	1,787	$39,541	$19.81	$28.14	1.00%	1.70%	0.00%	13.15%	13.33%
2020	1,723	$33,969	$17.39	$24.87	1.10%	1.70%	0.00%	24.85%	25.65%

EQ/Invesco Global Real Assets (Class IB)
2024	2,322	$38,125	$14.72	$17.88	0.00%	1.70%	2.16%	(1.49)%	0.20%
2023	2,699	$45,099	$14.69	$18.15	0.00%	1.70%	2.08%	8.29%	10.20%
2022	3,082	$47,738	$13.33	$16.76	0.00%	1.70%	1.53%	(10.57)%	(5.46)%
2021	3,520	$60,723	$14.65	$18.74	0.30%	1.70%	2.92%	18.98%	20.68%
2020	3,801	$55,837	$12.14	$15.75	0.30%	1.70%	2.33%	(13.70)%	(12.47)%

EQ/Invesco Moderate Allocation (Class IB)
2024	22,829	$294,153	$12.43	$12.92	1.30%	1.70%	1.92%	6.97%	7.40%
2023	25,758	$309,009	$11.62	$12.03	1.30%	1.70%	1.55%	9.93%	10.37%
2022	27,892	$303,299	$10.57	$10.90	1.30%	1.70%	0.28%	(14.34)%	(13.97)%
2021	28,975	$366,433	$12.34	$12.67	1.30%	1.70%	0.00%	6.20%	6.56%
2020	29,052	$344,796	$11.62	$11.89	1.30%	1.70%	0.18%	6.70%	7.12%

EQ/Invesco Moderate Growth Allocation (Class IB)
2024	17,913	$243,874	$13.34	$13.62	1.30%	1.65%	2.40%	8.46%	8.87%
2023	18,392	$230,048	$12.30	$12.51	1.30%	1.65%	2.37%	13.57%	13.93%
2022	18,087	$198,509	$10.83	$10.98	1.30%	1.65%	1.15%	(17.08)%	(16.76)%
2021	7,325	$96,615	$13.06	$13.19	1.30%	1.65%	0.29%	8.38%	8.65%
2020	5,068	$61,499	$12.05	$12.14	1.30%	1.65%	0.71%	7.30%	7.72%

EQ/Janus Enterprise (Class IB)
2024	2,947	$89,777	$24.59	$34.72	0.30%	1.70%	0.01%	12.18%	13.79%
2023	1,609	$35,942	$21.61	$38.49	0.30%	1.70%	0.03%	15.03%	16.68%
2022	1,692	$33,139	$18.52	$33.46	0.30%	1.70%	0.00%	(17.99)%	(16.84)%
2021	1,737	$44,985	$22.27	$40.80	0.30%	1.70%	0.10%	14.83%	16.47%
2020	1,547	$38,306	$19.12	$35.53	0.30%	1.70%	0.00%	16.80%	18.46%

FSA-179

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/JPMorgan Growth Allocation (Class IB)
2024	36,116	$497,446	$12.17	$13.44	1.00%	1.65%	2.78%	9.71%	10.44%
2023	36,566	$457,714	$11.02	$12.25	1.00%	1.65%	2.33%	6.47%	11.97%
2022	35,290	$392,858	$10.94	$11.14	1.30%	1.65%	0.49%	(14.93)%	(14.64)%
2021	25,285	$329,853	$12.86	$13.05	1.30%	1.65%	0.00%	11.05%	11.44%
2020	20,470	$239,727	$11.58	$11.71	1.30%	1.65%	0.01%	6.93%	7.33%

EQ/JPMorgan Growth Stock (Class IB)
2024	8,377	$360,113	$39.89	$58.66	0.00%	1.70%	0.00%	31.50%	33.77%
2023	5,795	$140,083	$29.82	$55.70	0.00%	1.70%	0.00%	43.85%	46.32%
2022	6,432	$108,149	$20.38	$38.72	0.00%	1.70%	0.00%	(39.69)%	(25.27)%
2021	6,035	$169,135	$33.22	$64.20	0.25%	1.70%	0.00%	11.91%	13.88%
2020	5,214	$131,747	$29.26	$57.37	0.30%	1.70%	0.00%	34.23%	36.16%

EQ/JPMorgan Value Opportunities (Class IB)
2024	5,614	$114,334	$12.60	$19.66	0.00%	1.70%	1.17%	13.51%	15.44%
2023	5,120	$83,968	$17.03	$40.20	0.00%	1.70%	1.43%	9.03%	10.94%
2022	4,854	$73,645	$15.35	$36.87	0.00%	1.70%	1.37%	(3.28)%	(1.47)%
2021	2,591	$43,410	$15.32	$37.42	0.30%	1.70%	0.83%	21.10%	22.85%
2020	1,226	$20,006	$12.47	$30.90	0.30%	1.70%	1.20%	9.19%	10.75%

EQ/Large Cap Core Managed Volatility (Class IB)
2024	129	$5,720	$34.72	$49.71	1.30%	1.70%	0.93%	21.53%	22.02%
2023	153	$5,602	$28.57	$40.74	1.30%	1.70%	1.69%	21.83%	22.34%
2022	170	$5,061	$23.45	$33.30	1.30%	1.70%	0.01%	(19.77)%	(19.45)%
2021	235	$8,738	$29.23	$41.34	1.30%	1.70%	0.37%	25.18%	25.65%
2020	309	$9,173	$23.35	$32.90	1.30%	1.70%	0.69%	14.29%	14.75%

EQ/Large Cap Growth Index (Class IB)
2024	3,496	$180,090	$50.27	$71.53	0.00%	1.70%	0.04%	30.05%	32.32%
2023	2,506	$75,777	$34.25	$37.75	0.30%	1.25%	0.23%	39.80%	41.12%
2022	2,585	$56,055	$24.50	$26.75	0.30%	1.25%	0.23%	(30.42)%	(29.75)%
2021	2,310	$72,116	$35.21	$38.08	0.30%	1.25%	0.05%	25.12%	26.34%
2020	1,810	$45,320	$28.14	$30.14	0.30%	1.25%	0.30%	35.61%	36.94%

EQ/Large Cap Growth Managed Volatility (Class IB)
2024	246	$16,479	$56.99	$70.75	1.30%	1.70%	0.32%	27.89%	28.40%
2023	202	$11,047	$55.10	$57.68	1.30%	1.70%	0.37%	36.62%	37.20%
2022	245	$9,855	$40.16	$42.22	1.30%	1.70%	0.06%	(31.77)%	(31.49)%
2021	333	$19,520	$58.62	$61.88	1.30%	1.70%	0.00%	22.27%	22.76%
2020	402	$19,174	$47.75	$50.61	1.30%	1.70%	0.08%	29.77%	30.29%

EQ/Large Cap Value Index (Class IB)
2024	3,011	$74,628	$23.97	$33.14	0.30%	1.70%	1.44%	11.62%	13.17%
2023	2,066	$36,655	$19.21	$21.18	0.30%	1.25%	1.61%	9.33%	10.43%
2022	2,047	$33,270	$17.57	$19.18	0.30%	1.25%	1.48%	(9.39)%	(8.49)%
2021	1,794	$32,395	$19.39	$20.96	0.30%	1.25%	1.34%	22.72%	23.88%
2020	1,449	$21,325	$13.70	$15.80	1.10%	1.25%	1.90%	0.96%	1.03%

EQ/Large Cap Value Managed Volatility (Class IB)
2024	677	$21,989	$31.64	$33.65	1.30%	1.70%	1.49%	12.16%	12.65%
2023	289	$7,963	$27.71	$29.51	1.30%	1.70%	1.57%	12.03%	12.51%
2022	325	$7,991	$24.63	$26.34	1.30%	1.70%	1.22%	(13.10)%	(12.75)%
2021	456	$12,889	$28.23	$30.31	1.30%	1.70%	0.94%	22.71%	23.22%
2020	542	$12,451	$22.91	$24.70	1.30%	1.70%	1.66%	3.87%	4.33%

FSA-180

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Lazard Emerging Markets Equity (Class IB)
2024	4,035	$50,840	$12.39	$12.67	0.00%	1.70%	3.79%	5.58%	7.37%
2023	4,674	$55,884	$11.54	$12.00	0.00%	1.70%	3.75%	19.64%	21.73%
2022	5,406	$53,945	$ 9.48	$10.03	0.00%	1.70%	4.01%	(17.64)%	(16.35)%
2021	5,915	$70,606	$11.14	$11.99	0.30%	1.70%	2.58%	4.08%	5.49%
2020	6,511	$74,714	$10.56	$11.52	0.30%	1.70%	1.72%	(3.19)%	(1.77)%

EQ/Long-Term Bond (Class IB)
2024	12	$138	$11.09	$11.09	1.00%	1.00%	4.46%	(5.29)%	(5.29)%

EQ/Loomis Sayles Growth (Class IB)
2024	3,565	$177,074	$47.10	$56.86	0.30%	1.70%	0.00%	31.50%	33.35%
2023	2,084	$60,792	$35.32	$43.24	0.30%	1.70%	0.00%	41.31%	43.34%
2022	2,304	$47,400	$24.72	$30.60	0.00%	1.70%	0.00%	(29.22)%	(17.07)%
2021	1,572	$46,079	$34.34	$43.23	0.25%	1.70%	0.00%	12.78%	14.21%
2020	1,548	$40,005	$29.63	$37.85	0.30%	1.70%	0.00%	28.70%	30.53%

EQ/MFS International Growth (Class IB)
2024	5,054	$100,073	$19.28	$21.74	0.00%	1.70%	0.72%	6.94%	8.74%
2023	2,874	$45,736	$17.62	$25.48	0.30%	1.70%	1.20%	12.44%	14.05%
2022	3,098	$43,652	$15.45	$22.66	0.30%	1.70%	1.09%	(16.63)%	(15.44)%
2021	2,429	$40,948	$18.27	$27.18	0.30%	1.70%	0.24%	7.56%	9.07%
2020	2,013	$31,469	$16.75	$25.27	0.30%	1.70%	0.45%	13.42%	15.04%

EQ/MFS International Intrinsic Value (Class IB)
2024	7,719	$164,194	$20.27	$25.09	0.00%	1.70%	1.36%	5.20%	7.02%
2023	9,038	$184,521	$18.94	$23.85	0.00%	1.70%	1.20%	15.33%	17.35%
2022	10,521	$186,443	$16.14	$20.68	0.00%	1.70%	0.42%	(25.10)%	(12.71)%
2021	11,064	$264,551	$21.18	$27.61	0.30%	1.70%	0.35%	8.36%	9.91%
2020	11,576	$260,533	$19.27	$25.48	0.30%	1.70%	0.25%	18.02%	19.69%

EQ/MFS Mid Cap Focused Growth (Class IB)
2024	1,155	$55,274	$42.32	$45.65	0.65%	1.70%	0.00%	12.52%	13.76%
2023	1,367	$57,960	$37.20	$40.57	0.65%	1.70%	0.00%	20.24%	21.53%
2022	1,574	$55,336	$30.61	$33.74	0.65%	1.70%	0.00%	(28.29)%	(27.53)%
2021	1,786	$87,224	$42.24	$47.05	0.65%	1.70%	0.00%	16.87%	18.09%
2020	2,098	$87,355	$35.77	$40.26	0.65%	1.70%	0.00%	27.49%	28.85%

EQ/MFS Technology (Class IB)
2024	4,373	$210,280	$26.72	$83.80	0.00%	1.70%	0.00%	33.74%	36.05%
2023	4,831	$176,740	$19.64	$62.66	0.00%	1.70%	0.00%	51.50%	54.16%
2022	5,317	$130,739	$12.74	$41.36	0.00%	1.70%	0.00%	(37.38)%	(24.53)%
2021	5,435	$224,949	$20.00	$66.05	0.30%	1.70%	0.00%	11.85%	13.44%
2020	5,509	$216,331	$17.63	$59.05	0.30%	1.70%	0.08%	44.34%	46.43%

EQ/MFS Utilities Series (Class IB)
2024	2,030	$46,101	$19.35	$26.93	0.30%	1.70%	1.44%	9.34%	10.89%
2023	2,402	$49,583	$17.45	$24.63	0.30%	1.70%	1.97%	(4.05)%	(2.68)%
2022	2,678	$58,018	$17.93	$25.67	0.30%	1.70%	5.16%	(1.27)%	0.17%
2021	2,531	$57,292	$17.90	$26.00	0.30%	1.70%	1.19%	11.97%	13.58%
2020	2,693	$55,471	$15.76	$23.22	0.30%	1.70%	2.33%	3.75%	5.21%

EQ/Mid Cap Index (Class IB)
2024	4,527	$127,468	$25.94	$39.94	0.00%	1.70%	0.86%	11.25%	13.18%
2023	3,134	$59,172	$20.66	$22.92	0.00%	1.25%	1.01%	14.27%	15.76%
2022	3,236	$53,422	$18.08	$19.80	0.00%	1.25%	0.96%	(14.68)%	(5.49)%

FSA-181

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Mid Cap Index (Class IB) (Continued)
2021	3,105	$60,180	$21.19	$22.91	0.30%	1.25%	0.63%	22.34%	23.50%
2020	2,660	$42,463	$17.32	$18.55	0.30%	1.25%	1.00%	11.45%	12.49%

EQ/Mid Cap Value Managed Volatility (Class IB)
2024	325	$11,549	$31.98	$39.15	1.30%	1.70%	1.34%	9.75%	10.19%
2023	169	$5,863	$35.53	$35.96	1.30%	1.70%	1.39%	11.26%	11.73%
2022	182	$5,657	$31.80	$32.32	1.30%	1.70%	0.84%	(16.03)%	(15.67)%
2021	292	$10,771	$37.71	$38.49	1.30%	1.70%	0.56%	25.25%	25.74%
2020	364	$10,724	$29.99	$30.73	1.30%	1.70%	1.17%	3.19%	3.59%

EQ/Moderate Allocation (Class IA)
2024	3,502	$61,922	$16.83	$17.89	1.30%	1.70%	2.61%	6.12%	6.49%
2023	4,175	$69,402	$15.86	$16.80	1.30%	1.70%	1.88%	10.45%	10.89%
2022	4,887	$73,341	$14.36	$15.15	1.30%	1.70%	1.27%	(16.90)%	(16.57)%
2021	5,523	$99,350	$17.28	$18.16	1.30%	1.70%	2.74%	6.54%	7.01%
2020	6,075	$102,225	$16.22	$16.97	1.30%	1.70%	2.29%	9.37%	9.84%

EQ/Moderate Allocation (Class IB)
2024	9,617	$135,438	$13.84	$14.32	1.00%	1.25%	2.61%	6.55%	6.79%
2023	10,113	$133,535	$12.96	$13.44	1.00%	1.25%	1.88%	10.98%	11.24%
2022	10,342	$122,894	$11.65	$12.11	1.00%	1.25%	1.27%	(16.54)%	(16.31)%
2021	9,609	$136,681	$13.92	$14.51	1.00%	1.25%	2.74%	4.58%	7.01%
2020	7,152	$95,028	$12.97	$13.56	1.10%	1.25%	2.29%	9.89%	10.10%

EQ/Moderate Growth Strategy (Class IB)
2024	194,273	$4,139,189	$20.08	$21.30	0.65%	1.70%	2.39%	8.89%	10.02%
2023	227,173	$4,430,123	$18.44	$19.36	0.65%	1.70%	1.40%	12.92%	14.15%
2022	254,281	$4,378,296	$16.33	$16.96	0.65%	1.70%	0.84%	(17.90)%	(17.03)%
2021	301,656	$6,319,462	$19.89	$20.44	0.65%	1.70%	1.93%	9.95%	11.15%
2020	335,022	$6,360,764	$18.09	$18.39	0.65%	1.70%	1.90%	10.51%	11.66%

EQ/Moderate-Plus Allocation (Class IB)
2024	4,935	$86,257	$16.14	$21.50	1.00%	1.70%	2.39%	8.86%	9.65%
2023	4,335	$64,869	$14.72	$15.63	1.00%	1.25%	1.59%	13.92%	14.20%
2022	4,806	$63,075	$12.89	$13.72	1.00%	1.25%	1.07%	(18.09)%	(17.90)%
2021	4,438	$71,233	$15.70	$16.75	1.00%	1.25%	3.69%	6.51%	11.22%
2020	3,619	$52,148	$14.07	$15.06	1.10%	1.25%	2.67%	12.72%	12.83%

EQ/Money Market (Class IA)
2024	9,110	$84,463	$ 8.85	$10.44	0.65%	1.70%	4.53%	2.91%	3.98%
2023	8,474	$76,210	$ 8.60	$10.04	0.65%	1.70%	4.35%	2.75%	3.72%
2022	9,636	$83,970	$ 8.37	$ 9.68	0.65%	1.70%	1.19%	(0.71)%	0.41%
2021	8,437	$73,976	$ 8.43	$ 9.64	0.65%	1.70%	0.00%	(1.52)%	(0.41)%
2020	11,239	$99,450	$ 8.56	$ 9.68	0.65%	1.70%	0.16%	(1.50)%	(0.41)%

EQ/Money Market (Class IB)
2024	18,369	$188,337	$11.21	$24.16	0.00%	1.70%	4.53%	2.90%	4.67%
2023	17,945	$176,923	$10.27	$23.48	0.00%	1.70%	4.35%	2.67%	4.37%
2022	17,068	$163,595	$ 9.84	$22.87	0.00%	1.70%	1.19%	(0.61)%	1.13%
2021	12,762	$123,088	$ 9.73	$23.01	0.00%	1.70%	0.00%	(1.54)%	0.21%
2020	11,844	$116,157	$10.12	$23.37	0.30%	1.70%	0.16%	(1.48)%	(0.10)%

EQ/Morgan Stanley Small Cap Growth (Class IB)
2024	428	$6,693	$15.37	$15.80	1.10%	1.70%	0.01%	18.69%	19.43%
2023	519	$6,805	$12.95	$13.62	0.30%	1.70%	0.00%	32.14%	33.92%

FSA-182

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Morgan Stanley Small Cap Growth (Class IB) (Continued)
2022	586	$5,780	$ 9.80	$10.17	0.30%	1.70%	0.01%	(45.13)%	(44.30)%
2021	724	$12,995	$17.86	$18.26	0.30%	1.70%	0.00%	1.02%	2.47%
2020	893	$15,851	$17.68	$17.82	0.30%	1.70%	0.00%	73.84%	75.05%

EQ/PIMCO Global Real Return (Class IB)
2024	2,428	$25,291	$ 9.83	$12.07	0.00%	1.70%	0.50%	(1.99)%	(0.25)%
2023	2,739	$28,918	$10.03	$12.10	0.00%	1.70%	1.28%	2.35%	4.13%
2022	3,230	$33,150	$ 9.80	$11.62	0.00%	1.70%	9.54%	(17.58)%	(13.09)%
2021	3,375	$41,817	$11.89	$13.86	0.30%	1.70%	10.71%	2.24%	3.74%
2020	2,956	$35,617	$11.63	$13.36	0.30%	1.70%	0.00%	8.49%	10.05%

EQ/PIMCO Real Return (Class IB)
2024	2,168	$26,202	$11.61	$12.34	1.30%	1.70%	3.49%	0.17%	0.57%
2023	2,599	$31,294	$11.59	$12.27	1.30%	1.70%	1.13%	1.85%	2.25%
2022	2,997	$35,339	$11.38	$12.00	1.30%	1.70%	5.57%	(12.86)%	(12.54)%
2021	3,443	$46,467	$13.06	$13.72	1.30%	1.70%	3.59%	3.49%	3.94%
2020	3,790	$49,291	$12.62	$13.20	1.30%	1.70%	1.39%	9.45%	9.91%

EQ/PIMCO Total Return ESG (Class IB)
2024	13,227	$144,074	$11.15	$11.65	0.00%	1.70%	4.16%	0.18%	2.01%
2023	14,459	$157,072	$11.13	$11.42	0.00%	1.70%	2.58%	3.92%	5.64%
2022	15,767	$164,795	$10.71	$10.81	0.00%	1.70%	3.03%	(15.47)%	(10.88)%
2021	17,491	$216,071	$12.57	$12.67	0.30%	1.70%	1.70%	(3.13)%	(1.72)%
2020	17,150	$219,831	$12.79	$13.08	0.30%	1.70%	1.92%	6.78%	8.30%

EQ/PIMCO Ultra Short Bond (Class IB)
2024	4,881	$50,515	$ 9.50	$11.69	0.00%	1.70%	4.48%	4.05%	5.79%
2023	3,279	$33,270	$ 9.78	$10.98	0.30%	1.70%	3.77%	3.82%	5.37%
2022	3,275	$31,865	$ 9.42	$10.42	0.30%	1.70%	1.51%	(2.28)%	(0.95)%
2021	2,426	$23,938	$ 9.64	$10.52	0.30%	1.70%	0.41%	(2.13)%	(0.75)%
2020	2,047	$20,497	$ 9.85	$10.60	0.30%	1.70%	0.84%	(0.61)%	0.86%

EQ/Quality Bond PLUS (Class IB)
2024	1,198	$12,911	$10.47	$14.18	1.30%	1.70%	3.15%	0.00%	0.38%
2023	1,103	$11,886	$10.43	$14.18	1.30%	1.70%	2.04%	2.46%	2.86%
2022	1,205	$12,688	$10.14	$13.84	1.30%	1.70%	0.50%	(11.73)%	(11.36)%
2021	2,150	$26,159	$11.44	$15.68	1.30%	1.70%	0.79%	(3.74)%	(3.38)%
2020	2,182	$27,625	$11.84	$16.29	1.30%	1.70%	1.52%	4.16%	4.59%

EQ/Small Company Index (Class IB)
2024	3,360	$82,708	$22.19	$35.11	0.00%	1.70%	1.26%	9.24%	11.12%
2023	2,325	$39,255	$18.00	$19.97	0.00%	1.25%	1.17%	15.31%	16.78%
2022	2,267	$33,217	$15.61	$17.10	0.00%	1.25%	0.91%	(20.80)%	(9.52)%
2021	2,093	$38,755	$19.71	$21.32	0.30%	1.25%	0.62%	13.60%	14.75%
2020	1,821	$29,767	$17.35	$18.58	0.30%	1.25%	1.04%	18.27%	19.33%

EQ/T. Rowe Price Health Sciences (Class IB)
2024	3,987	$132,300	$28.31	$56.25	0.00%	1.70%	0.00%	(0.16)%	1.58%
2023	4,546	$153,369	$27.87	$56.34	0.00%	1.70%	0.00%	2.21%	3.99%
2022	5,028	$170,197	$26.80	$55.12	0.00%	1.70%	0.00%	(14.86)%	3.04%
2021	5,302	$216,269	$30.96	$64.74	0.25%	1.70%	0.00%	7.65%	10.77%
2020	5,077	$205,810	$28.34	$60.14	0.30%	1.70%	0.00%	24.75%	26.52%

FSA-183

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

EQ/Ultra Conservative Strategy (Class IB)
2024	180,756	$1,831,112	$ 9.80	$10.34	1.30%	1.70%	2.48%	1.03%	1.47%
2023	225,403	$2,256,067	$ 9.70	$10.19	1.30%	1.70%	2.18%	5.09%	5.49%
2022	256,441	$2,437,271	$ 9.23	$ 9.66	1.30%	1.70%	1.19%	(10.65)%	(10.31)%
2021	88,140	$932,693	$10.33	$10.77	1.30%	1.70%	0.74%	(1.71)%	(1.28)%
2020	94,537	$1,015,822	$10.51	$10.91	1.30%	1.70%	0.80%	3.85%	4.30%

EQ/Value Equity (Class IB)
2024	3,989	$101,092	$21.14	$28.65	0.30%	1.70%	0.91%	5.37%	6.88%
2023	1,659	$26,875	$17.94	$19.78	0.30%	1.25%	1.11%	18.03%	19.16%
2022	1,928	$26,393	$15.20	$16.60	0.30%	1.25%	1.01%	(16.16)%	(15.35)%
2021	2,029	$33,163	$18.13	$19.61	0.30%	1.25%	0.66%	23.75%	24.98%
2020	2,037	$26,988	$14.65	$15.69	0.30%	1.25%	1.88%	1.52%	2.55%

EQ/Wellington Energy (Class IB)
2024	3,707	$26,536	$ 6.50	$7.93	0.30%	1.70%	2.58%	4.76%	6.21%
2023	4,277	$29,513	$ 6.12	$7.57	0.30%	1.70%	3.02%	4.27%	5.70%
2022	5,461	$36,024	$ 5.79	$7.26	0.30%	1.70%	4.67%	30.11%	32.19%
2021	3,767	$19,581	$ 4.38	$5.58	0.30%	1.70%	3.42%	33.49%	35.19%
2020	3,464	$13,520	$ 3.24	$4.18	0.30%	1.70%	3.26%	(38.44)%	(37.57)%

Equitable Conservative Growth MF/ETF (Class IB)
2024	1,512	$21,770	$13.69	$15.03	1.00%	1.70%	3.18%	5.40%	6.21%
2023	1,403	$19,344	$12.89	$14.26	1.00%	1.70%	2.58%	8.03%	8.78%
2022	1,460	$18,731	$11.85	$13.20	1.00%	1.70%	1.76%	(13.89)%	(13.31)%
2021	1,472	$22,161	$13.67	$15.33	1.00%	1.70%	0.56%	7.38%	8.19%
2020	1,630	$22,813	$12.54	$14.17	1.10%	1.70%	1.10%	11.22%	11.86%

Equitable Growth MF/ETF (Class IB)
2024	673	$7,868	$11.16	$13.10	1.00%	1.30%	1.47%	12.74%	13.07%
2023	395	$3,985	$ 9.87	$11.62	1.00%	1.30%	1.60%	12.71%	13.06%
2022	267	$2,330	$ 8.73	$10.31	1.00%	1.30%	2.75%	(10.00)%	(0.67)%

Equitable Moderate Growth MF/ETF (Class IB)
2024	544	$6,092	$10.62	$12.50	1.00%	1.30%	2.47%	9.27%	9.60%
2023	355	$3,645	$ 9.69	$11.44	1.00%	1.30%	3.61%	10.53%	10.87%
2022	127	$1,110	$ 8.72	$ 8.74	1.00%	1.25%	3.39%	(10.75)%	(10.54)%

Federated Hermes High Income Bond Fund II (Service Class)
2024	2,489	$33,079	$13.56	$15.23	0.00%	1.25%	5.32%	4.47%	5.84%
2023	2,635	$33,481	$12.98	$14.30	0.30%	1.25%	5.63%	11.13%	12.07%
2022	2,759	$31,535	$11.68	$12.80	0.00%	1.25%	5.38%	(13.03)%	(8.11)%
2021	2,770	$36,420	$13.43	$14.53	0.25%	1.25%	4.23%	3.15%	3.20%
2020	2,238	$28,546	$13.02	$13.95	0.30%	1.25%	5.63%	4.08%	5.12%

Federated Hermes Kaufmann Fund II (Service Class)
2024	1,353	$28,156	$24.04	$26.75	0.30%	1.25%	0.66%	15.30%	16.41%
2023	1,567	$28,225	$20.85	$22.98	0.30%	1.25%	0.00%	13.44%	14.56%
2022	1,673	$26,559	$18.38	$20.06	0.30%	1.25%	0.00%	(31.11)%	(30.49)%
2021	1,627	$37,573	$26.68	$28.86	0.30%	1.25%	0.00%	0.98%	1.98%
2020	1,383	$31,702	$26.42	$28.30	0.30%	1.25%	0.00%	26.84%	28.11%

FSA-184

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Fidelity® VIP Asset Manager: Growth Portfolio (Service Class 2)
2024	24	$616	$24.83	$26.20	1.30%	1.65%	1.68%	8.71%	9.12%
2023	27	$638	$22.84	$24.01	1.30%	1.65%	1.77%	14.14%	14.55%
2022	27	$562	$19.88	$20.96	1.30%	1.70%	1.67%	(18.42)%	(18.13)%
2021	27	$702	$24.37	$25.60	1.30%	1.70%	1.17%	11.74%	12.18%
2020	29	$667	$21.81	$22.82	1.30%	1.70%	0.85%	14.97%	15.43%

Fidelity® VIP Freedom 2015 Portfolio (Service Class 2)
2024	14	$226	$16.83	$17.81	1.30%	1.70%	2.65%	4.40%	4.83%
2023	34	$550	$16.12	$16.99	1.30%	1.70%	3.37%	8.77%	9.26%
2022	38	$569	$14.82	$15.55	1.30%	1.70%	1.90%	(16.22)%	(15.90)%
2021	41	$715	$17.69	$18.49	1.30%	1.70%	0.84%	5.55%	5.96%
2020	42	$716	$16.76	$17.45	1.30%	1.70%	1.12%	11.66%	12.07%

Fidelity® VIP Freedom 2020 Portfolio (Service Class 2)
2024	30	$561	$18.26	$19.18	1.30%	1.65%	2.63%	5.61%	5.97%
2023	31	$549	$17.29	$18.10	1.30%	1.65%	2.79%	10.41%	10.77%
2022	36	$586	$15.66	$16.34	1.30%	1.65%	1.85%	(17.36)%	(17.06)%
2021	63	$1,206	$18.95	$19.70	1.30%	1.65%	0.75%	7.43%	7.83%
2020	79	$1,427	$17.55	$18.27	1.30%	1.70%	1.01%	12.79%	13.27%

Fidelity® VIP Freedom 2025 Portfolio (Service Class 2)
2024	16	$342	$20.15	$20.88	1.30%	1.55%	2.13%	6.56%	6.91%
2023	23	$462	$18.54	$19.53	1.30%	1.70%	2.66%	11.42%	11.86%
2022	71	$1,243	$16.64	$17.46	1.30%	1.70%	1.79%	(18.07)%	(17.72)%
2021	83	$1,769	$20.31	$21.22	1.30%	1.70%	0.80%	8.67%	9.10%
2020	88	$1,700	$18.69	$19.45	1.30%	1.70%	1.00%	13.76%	14.14%

Fidelity® VIP Freedom 2030 Portfolio (Service Class 2)
2024	69	$1,520	$21.38	$22.62	1.30%	1.70%	1.92%	7.28%	7.71%
2023	86	$1,770	$19.93	$21.00	1.30%	1.70%	2.40%	12.54%	12.96%
2022	69	$1,256	$17.71	$18.59	1.30%	1.70%	1.72%	(18.50)%	(18.14)%
2021	73	$1,622	$21.73	$22.71	1.30%	1.70%	0.89%	10.19%	10.62%
2020	60	$1,207	$19.72	$20.53	1.30%	1.70%	0.99%	14.65%	15.14%

Fidelity® VIP Mid Cap Portfolio (Service Class 2)
2024	3,797	$106,006	$25.66	$35.01	0.00%	1.70%	0.34%	15.20%	17.17%
2023	4,045	$99,905	$21.90	$30.39	0.00%	1.70%	0.38%	12.85%	14.84%
2022	4,422	$97,113	$19.07	$26.93	0.00%	1.70%	0.27%	(16.42)%	(6.11)%
2021	4,534	$121,280	$22.43	$32.22	0.30%	1.70%	0.37%	23.17%	24.96%
2020	4,377	$98,150	$17.95	$26.16	0.30%	1.70%	0.40%	15.85%	17.47%

Fidelity® VIP Strategic Income Portfolio (Service Class 2)
2024	11,264	$148,662	$13.96	$14.12	0.00%	1.70%	3.50%	3.98%	5.84%
2023	11,928	$151,842	$13.19	$13.58	0.00%	1.70%	4.23%	7.35%	9.19%
2022	12,847	$152,167	$12.08	$12.65	0.00%	1.70%	3.35%	(13.00)%	(8.21)%
2021	13,487	$183,887	$13.66	$14.54	0.30%	1.70%	2.53%	1.75%	3.25%
2020	12,142	$163,619	$13.23	$14.29	0.30%	1.70%	3.14%	5.31%	6.87%

First Trust Multi Income Allocation Portfolio (Class I)
2024	505	$7,138	$13.63	$14.12	1.00%	1.70%	4.88%	8.17%	8.95%
2023	547	$7,118	$12.60	$12.96	1.00%	1.70%	3.41%	7.05%	7.82%
2022	578	$6,987	$11.77	$12.02	1.00%	1.70%	2.93%	(9.11)%	(8.45)%

FSA-185

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

First Trust Multi Income Allocation Portfolio (Class I) (Continued)
2021	573	$7,562	$12.95	$13.13	1.00%	1.70%	2.35%	9.05%	10.78%
2020	530	$6,299	$11.69	$11.77	1.10%	1.70%	2.17%	0.78%	1.38%

First Trust/Dow Jones Dividend & Income Allocation Portfolio (Class I)
2024	2,460	$44,707	$18.91	$19.59	0.30%	1.70%	2.31%	4.24%	5.66%
2023	3,028	$52,538	$18.14	$18.54	0.30%	1.70%	2.21%	8.62%	10.16%
2022	3,520	$56,183	$16.70	$16.83	0.30%	1.70%	1.38%	(13.70)%	(12.43)%
2021	3,888	$71,642	$19.22	$19.35	0.30%	1.70%	0.94%	10.32%	11.87%
2020	3,922	$65,643	$17.18	$17.54	0.30%	1.70%	1.48%	5.98%	7.51%

Franklin Allocation VIP Fund (Class 2)
2024	1,047	$18,521	$14.60	$20.30	1.00%	1.70%	2.04%	7.24%	8.07%
2023	1,165	$19,106	$13.51	$18.93	1.00%	1.70%	1.43%	12.68%	13.43%
2022	1,431	$20,577	$11.91	$16.80	1.00%	1.70%	1.66%	(17.40)%	(16.83)%
2021	1,357	$24,622	$14.32	$20.34	1.00%	1.70%	1.75%	9.23%	9.77%
2020	1,374	$22,761	$12.95	$18.53	1.10%	1.70%	1.48%	9.84%	10.49%

Franklin Income VIP Fund (Class 2)
2024	5,478	$93,028	$17.37	$19.57	0.00%	1.70%	5.19%	5.39%	7.22%
2023	5,985	$96,865	$16.10	$18.57	0.30%	1.70%	5.21%	6.79%	8.27%
2022	6,348	$96,103	$14.87	$17.39	0.30%	1.70%	4.89%	(7.06)%	(5.77)%
2021	6,396	$104,754	$15.78	$18.71	0.30%	1.70%	4.69%	14.71%	16.46%
2020	6,585	$94,396	$13.55	$16.31	0.30%	1.70%	5.89%	(0.97)%	0.37%

Guggenheim Global Managed Futures Strategy Fund (Common Shares)
2024	236	$2,291	$ 7.88	$12.19	0.30%	1.70%	2.68%	(1.38)%	0.08%
2023	245	$2,398	$ 7.99	$12.18	0.30%	1.70%	3.58%	2.04%	3.48%
2022	327	$3,100	$ 7.83	$11.77	0.30%	1.70%	2.51%	9.36%	10.93%
2021	304	$2,642	$ 7.16	$10.61	0.30%	1.70%	0.00%	(0.69)%	0.66%
2020	287	$2,494	$ 7.21	$10.54	0.30%	1.70%	3.67%	0.84%	2.23%

Hartford Disciplined Equity HLS Fund (Class IC)
2024	1,628	$66,101	$40.28	$46.78	0.30%	1.70%	0.08%	22.62%	24.38%
2023	1,937	$63,691	$32.85	$37.61	0.30%	1.70%	0.30%	18.59%	20.31%
2022	2,268	$62,589	$27.70	$31.26	0.30%	1.70%	0.47%	(20.74)%	(19.64)%
2021	2,557	$88,479	$34.95	$38.90	0.30%	1.70%	0.07%	22.80%	24.56%
2020	2,804	$78,494	$28.46	$31.23	0.30%	1.70%	0.16%	13.03%	13.48%

Invesco V.I. Balanced-Risk Allocation Fund (Series II)
2024	973	$12,266	$12.30	$12.84	1.00%	1.25%	5.76%	2.31%	2.50%
2023	1,126	$13,829	$12.00	$12.55	1.00%	1.25%	0.00%	5.02%	5.36%
2022	1,243	$14,529	$11.39	$11.95	1.00%	1.25%	6.75%	(15.55)%	(15.38)%
2021	1,181	$16,323	$13.46	$14.15	1.00%	1.25%	3.19%	7.51%	7.85%
2020	1,049	$13,437	$12.44	$13.12	1.10%	1.25%	8.13%	8.61%	8.74%

Invesco V.I. Diversified Dividend Fund (Series II)
2024	1,334	$41,028	$26.84	$33.79	0.65%	1.70%	1.58%	11.05%	12.22%
2023	1,658	$45,849	$24.17	$30.11	0.65%	1.70%	1.67%	6.90%	8.08%
2022	2,062	$53,165	$22.61	$27.86	0.65%	1.70%	1.62%	(3.58)%	(2.55)%
2021	2,285	$60,983	$23.45	$28.59	0.65%	1.70%	1.90%	16.61%	17.80%
2020	2,653	$60,574	$20.11	$24.27	0.65%	1.70%	2.82%	(1.85)%	(0.78)%

FSA-186

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Invesco V.I. Equity and Income Fund (Series II)
2024	1,169	$20,200	$16.64	$17.32	1.30%	1.70%	1.50%	9.98%	10.46%
2023	1,459	$22,840	$15.13	$15.68	1.30%	1.70%	1.69%	8.38%	8.81%
2022	1,620	$23,308	$13.96	$14.41	1.30%	1.70%	1.48%	(9.29)%	(8.91)%
2021	1,562	$24,677	$15.39	$15.82	1.30%	1.70%	1.66%	16.41%	16.84%
2020	1,601	$21,652	$13.22	$13.54	1.30%	1.70%	2.24%	7.74%	8.23%

Invesco V.I. Health Care Fund (Series II)
2024	638	$9,950	$18.19	$20.24	0.30%	1.25%	0.00%	2.59%	3.53%
2023	669	$10,056	$17.73	$19.55	0.30%	1.25%	0.00%	1.49%	2.46%
2022	725	$10,659	$17.47	$19.08	0.30%	1.25%	0.00%	(14.61)%	(13.78)%
2021	712	$12,251	$20.46	$22.13	0.30%	1.25%	0.00%	10.59%	11.71%
2020	587	$9,109	$13.76	$18.50	1.10%	1.25%	0.10%	12.80%	12.88%

Invesco V.I. High Yield Fund (Series II)
2024	3,230	$42,479	$12.32	$13.89	1.00%	1.70%	5.51%	5.71%	6.57%
2023	3,318	$41,335	$11.56	$13.14	1.00%	1.70%	5.01%	7.97%	8.65%
2022	3,592	$41,515	$10.64	$12.17	1.00%	1.70%	4.36%	(11.10)%	(10.44)%
2021	3,801	$49,502	$11.88	$13.69	1.00%	1.70%	4.70%	2.24%	2.59%
2020	3,527	$45,313	$12.84	$13.39	0.30%	1.70%	5.70%	1.13%	2.56%

Invesco V.I. Main Street Mid Cap Fund (Series II)
2024	357	$9,914	$13.46	$26.49	1.00%	1.70%	0.12%	14.77%	15.64%
2023	416	$10,060	$11.64	$23.08	1.00%	1.70%	0.04%	10.86%	12.20%
2022	485	$10,444	$20.57	$21.69	1.30%	1.70%	0.07%	(15.90)%	(15.57)%
2021	541	$13,805	$24.46	$25.69	1.30%	1.70%	0.25%	20.79%	21.24%
2020	575	$12,106	$20.25	$21.19	1.30%	1.70%	0.48%	7.09%	7.56%

Invesco V.I. Small Cap Equity Fund (Series II)
2024	1,097	$28,339	$22.08	$35.35	0.30%	1.70%	0.00%	15.86%	17.51%
2023	1,214	$27,517	$18.79	$30.51	0.30%	1.70%	0.00%	14.27%	15.92%
2022	1,302	$26,227	$16.21	$26.70	0.30%	1.70%	0.00%	(22.07)%	(20.97)%
2021	1,286	$34,479	$20.51	$34.26	0.30%	1.70%	0.00%	18.06%	19.73%
2020	1,241	$28,526	$14.58	$29.02	1.10%	1.70%	0.03%	24.71%	25.47%

Janus Henderson Balanced Portfolio (Service Shares)
2024	17,562	$366,745	$21.68	$24.35	0.00%	1.25%	1.75%	13.69%	15.13%
2023	18,519	$339,441	$19.07	$21.02	0.30%	1.25%	1.80%	13.71%	14.80%
2022	18,794	$302,474	$16.77	$18.31	0.30%	1.25%	1.00%	(17.67)%	(16.89)%
2021	17,230	$336,422	$20.37	$22.03	0.30%	1.25%	0.71%	15.48%	16.56%
2020	12,273	$208,387	$17.64	$18.90	0.30%	1.25%	1.58%	12.57%	13.72%

Janus Henderson Flexible Bond Portfolio (Service Shares)
2024	6,061	$62,287	$10.37	$11.65	0.00%	1.25%	4.22%	0.39%	1.66%
2023	6,232	$63,719	$10.33	$11.46	0.00%	1.25%	3.63%	3.92%	5.33%
2022	6,566	$64,491	$ 9.94	$10.88	0.00%	1.25%	1.99%	(14.97)%	(10.67)%
2021	6,911	$79,785	$11.69	$12.64	0.30%	1.25%	1.87%	(2.34)%	(1.40)%
2020	3,713	$43,953	$11.97	$12.82	0.30%	1.25%	2.50%	8.92%	9.95%

Lord Abbett Series Fund - Bond Debenture Portfolio (VC Shares)
2024	10,585	$143,449	$14.68	$14.71	0.30%	1.70%	5.47%	4.86%	6.36%
2023	11,497	$148,531	$13.83	$14.00	0.30%	1.70%	4.98%	4.79%	6.30%
2022	12,593	$155,263	$13.06	$13.36	0.00%	1.70%	4.24%	(14.30)%	(8.29)%

FSA-187

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Lord Abbett Series Fund - Bond Debenture Portfolio (VC Shares) (Continued)
2021	13,429	$195,924	$14.98	$15.59	0.25%	1.70%	3.31%	1.50%	2.25%
2020	10,904	$157,803	$14.54	$15.36	0.30%	1.70%	3.87%	5.49%	6.99%

Macquarie VIP Asset Strategy Series (Service Class)
2024	1,058	$17,415	$14.48	$16.97	1.10%	1.70%	1.81%	10.55%	11.21%
2023	1,291	$19,138	$13.02	$15.35	1.10%	1.70%	2.02%	11.96%	12.63%
2022	1,450	$19,188	$11.56	$13.71	1.10%	1.70%	1.51%	(16.15)%	(15.62)%
2021	1,644	$25,984	$13.70	$16.35	1.10%	1.70%	1.35%	8.57%	9.16%
2020	2,279	$33,335	$12.55	$15.06	1.10%	1.70%	1.97%	11.89%	12.66%

Macquarie VIP Emerging Markets Series (Service Class)
2024	657	$7,824	$11.31	$12.59	0.30%	1.25%	2.21%	3.38%	4.39%
2023	739	$8,486	$10.94	$12.06	0.30%	1.25%	1.29%	12.09%	13.13%
2022	755	$7,736	$ 9.76	$10.66	0.30%	1.25%	3.81%	(28.71)%	(28.02)%
2021	740	$10,623	$13.69	$14.81	0.30%	1.25%	0.06%	(4.40)%	(3.39)%
2020	618	$9,236	$14.32	$15.18	1.10%	1.25%	0.47%	23.13%	23.31%

Macquarie VIP High Income Series (Service Class)
2024	3,515	$70,714	$19.26	$19.40	0.65%	1.70%	6.57%	4.33%	5.49%
2023	4,153	$79,812	$18.39	$18.46	0.65%	1.70%	6.38%	9.88%	11.05%
2022	4,869	$84,944	$16.56	$16.80	0.65%	1.70%	6.58%	(12.45)%	(11.54)%
2021	5,602	$111,395	$18.72	$19.19	0.65%	1.70%	5.89%	4.24%	5.35%
2020	6,065	$115,402	$17.77	$18.41	0.65%	1.70%	7.20%	4.25%	5.33%

MFS ® Investors Trust Series (Service Class)
2024	423	$14,312	$24.63	$41.73	1.00%	1.70%	0.45%	17.19%	18.07%
2023	495	$14,417	$20.86	$35.61	1.00%	1.70%	0.46%	16.68%	17.45%
2022	562	$14,058	$22.39	$30.52	0.00%	1.70%	0.39%	(18.11)%	(7.59)%
2021	575	$17,937	$26.88	$37.27	0.25%	1.70%	0.42%	18.89%	24.36%
2020	632	$15,706	$17.19	$29.97	1.10%	1.70%	0.43%	11.66%	12.35%

MFS® Massachusetts Investors Growth Stock Portfolio (Service Class)
2024	336	$18,175	$51.52	$54.78	1.30%	1.70%	0.13%	14.01%	14.46%
2023	406	$19,150	$45.19	$47.86	1.30%	1.70%	0.05%	21.61%	22.09%
2022	452	$17,548	$37.16	$39.20	1.30%	1.70%	0.00%	(20.82)%	(20.49)%
2021	479	$23,348	$46.93	$49.30	1.30%	1.70%	0.03%	23.53%	24.03%
2020	559	$22,036	$37.99	$39.75	1.30%	1.70%	0.23%	20.11%	20.60%

MFS ® Value Series (Service Class)
2024	2,162	$44,553	$22.48	$25.02	0.30%	1.25%	1.42%	9.98%	11.05%
2023	2,523	$47,139	$20.44	$22.53	0.30%	1.25%	1.39%	6.29%	7.29%
2022	3,029	$53,119	$19.23	$21.00	0.30%	1.25%	1.18%	(7.33)%	(6.42)%
2021	2,954	$55,861	$20.75	$22.44	0.30%	1.25%	1.18%	23.59%	24.81%
2020	2,675	$41,001	$16.79	$17.98	0.30%	1.25%	1.35%	1.94%	2.92%

Multimanager Aggressive Equity (Class IB)
2024	322	$21,217	$61.12	$242.70	1.30%	1.70%	0.43%	28.62%	29.14%
2023	329	$16,832	$47.33	$188.70	1.30%	1.70%	0.38%	35.96%	36.52%
2022	366	$13,994	$34.67	$138.79	1.30%	1.70%	0.00%	(33.32)%	(33.04)%
2021	429	$24,733	$51.78	$208.15	1.30%	1.70%	0.00%	18.46%	18.93%
2020	463	$22,836	$43.54	$175.72	1.30%	1.70%	0.00%	36.46%	37.00%

FSA-188

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Multimanager Core Bond (Class IB)
2024	4,004	$52,277	$13.03	$13.34	1.30%	1.70%	3.56%	0.23%	0.60%
2023	3,922	$50,964	$13.00	$13.26	1.30%	1.70%	2.86%	3.26%	3.76%
2022	4,057	$50,892	$12.59	$12.78	1.30%	1.70%	2.21%	(14.18)%	(13.88)%
2021	6,382	$93,130	$14.67	$14.84	1.30%	1.70%	1.45%	(3.10)%	(2.75)%
2020	6,115	$91,925	$15.14	$15.26	1.30%	1.70%	1.93%	4.41%	4.88%

Multimanager Technology (Class IB)
2024	2,798	$129,273	$41.09	$58.92	0.00%	1.70%	0.00%	23.95%	26.09%
2023	3,139	$116,070	$46.45	$59.53	0.30%	1.70%	0.00%	47.02%	49.12%
2022	3,407	$85,985	$31.25	$40.49	0.00%	1.70%	0.00%	(38.36)%	(25.70)%
2021	3,363	$138,921	$49.85	$65.69	0.25%	1.70%	0.00%	18.77%	19.77%
2020	3,012	$106,604	$41.37	$55.31	0.30%	1.70%	0.13%	50.67%	52.83%

PIMCO CommodityRealReturn® Strategy Portfolio (Advisor Class)
2024	1,993	$17,770	$ 7.98	$ 8.95	0.30%	1.70%	2.02%	2.18%	3.71%
2023	2,385	$20,641	$ 7.81	$ 8.63	0.30%	1.70%	16.20%	(9.50)%	(8.19)%
2022	2,796	$26,518	$ 8.63	$ 9.40	0.30%	1.70%	20.13%	6.94%	8.29%
2021	2,479	$21,376	$ 8.07	$ 8.68	0.30%	1.70%	4.20%	30.79%	32.72%
2020	2,234	$14,610	$ 6.17	$ 6.54	0.30%	1.70%	6.28%	(0.48)%	0.93%

PIMCO Emerging Markets Bond Portfolio (Advisor Class)
2024	697	$9,315	$13.39	$14.17	0.00%	1.70%	6.31%	5.67%	7.46%
2023	817	$10,338	$12.46	$13.41	0.00%	1.70%	5.59%	9.11%	10.95%
2022	909	$10,573	$11.19	$12.29	0.30%	1.70%	4.69%	(17.24)%	(16.05)%
2021	1,032	$14,450	$13.33	$14.85	0.30%	1.70%	4.38%	(4.32)%	(2.98)%
2020	1,078	$15,969	$13.74	$15.52	0.30%	1.70%	4.49%	4.72%	6.26%

PIMCO Global Bond Opportunities Portfolio (Unhedged) (Advisor Class)
2024	720	$6,850	$ 9.18	$ 9.77	1.00%	1.25%	3.43%	(1.92)%	(1.61)%
2023	685	$6,625	$ 9.36	$ 9.93	1.00%	1.25%	2.14%	3.88%	4.09%
2022	719	$6,685	$ 9.01	$ 9.54	1.00%	1.25%	1.38%	(12.18)%	(11.99)%
2021	766	$8,082	$10.26	$10.84	1.00%	1.25%	4.70%	(5.44)%	(2.52)%
2020	508	$5,650	$10.85	$11.43	1.10%	1.25%	2.35%	8.61%	8.75%

PIMCO Global Managed Asset Allocation Portfolio (Advisor Class)
2024	232	$3,573	$14.73	$15.69	1.00%	1.25%	3.39%	9.34%	9.60%
2023	278	$3,871	$13.44	$14.35	1.00%	1.25%	2.15%	11.41%	11.72%
2022	289	$3,617	$12.03	$12.88	1.00%	1.25%	1.90%	(19.40)%	(19.21)%
2021	284	$4,382	$14.89	$15.98	1.00%	1.25%	2.27%	9.81%	11.20%
2020	247	$3,437	$13.36	$14.37	1.10%	1.25%	7.76%	15.24%	15.47%

PIMCO Income Portfolio (Advisor Class)
2024	4,608	$53,074	$11.18	$12.28	0.00%	1.65%	5.76%	3.61%	5.32%
2023	4,042	$44,736	$10.79	$11.66	0.00%	1.65%	5.21%	6.31%	8.16%
2022	3,486	$36,069	$10.15	$10.78	0.00%	1.65%	3.62%	(9.37)%	(5.77)%
2021	3,382	$38,463	$11.20	$11.70	0.30%	1.65%	2.80%	0.27%	1.56%
2020	1,952	$22,039	$11.17	$11.52	0.30%	1.65%	4.55%	4.59%	6.08%

FSA-189

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Continued)

December 31, 2024

8.	Financial Highlights (Continued)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Principal Blue Chip Account (Class 3)
2024	73	$934	$12.75	$12.84	1.00%	1.25%	0.00%	19.49%	19.78%
2023	78	$829	$10.67	$10.72	1.00%	1.25%	0.00%	37.32%	37.61%
2022	76	$595	$ 7.77	$ 7.79	1.00%	1.25%	0.00%	(18.12)%	(17.91)%

Principal Equity Income Account (Class 3)
2024	—	$1	$11.51	$11.51	1.00%	1.00%	2.06%	13.85%	13.85%
2023	—	$1	$10.11	$10.11	1.00%	1.00%	1.93%	9.89%	9.89%
2022	—	$1	$ 9.20	$ 9.20	1.00%	1.00%	2.51%	(5.45)%	(5.45)%

ProFund VP Bear (Common Shares)
2024	42	$33	$ 0.77	$ 0.82	1.30%	1.65%	6.80%	(15.38)%	(14.58)%
2023	30	$27	$ 0.91	$ 0.96	1.30%	1.65%	0.32%	(16.52)%	(16.51)%
2022	101	$113	$ 1.09	$ 1.15	1.30%	1.65%	0.00%	14.74%	16.16%
2021	31	$30	$ 0.95	$ 0.99	1.30%	1.65%	0.00%	(25.78)%	(25.56)%
2020	30	$39	$ 1.28	$ 1.33	1.30%	1.65%	0.39%	(26.86)%	(26.52)%

ProFund VP Biotechnology (Common Shares)
2024	586	$25,924	$42.28	$44.96	1.30%	1.70%	0.00%	(1.83)%	(1.45)%
2023	722	$32,465	$43.07	$45.62	1.30%	1.70%	0.00%	8.27%	8.72%
2022	866	$35,867	$39.78	$41.96	1.30%	1.70%	0.00%	(9.28)%	(8.90)%
2021	1,003	$45,627	$43.85	$46.06	1.30%	1.70%	0.00%	13.78%	14.21%
2020	1,098	$43,756	$38.54	$40.33	1.30%	1.70%	0.02%	13.42%	13.89%

Putnam VT Global Asset Allocation Fund (Class IB)
2024	291	$5,053	$17.14	$18.77	0.30%	1.25%	2.13%	14.88%	16.01%
2023	371	$5,593	$14.92	$16.18	0.30%	1.25%	1.54%	16.02%	17.08%
2022	405	$5,236	$12.86	$13.82	0.30%	1.25%	1.33%	(17.09)%	(16.24)%
2021	415	$6,477	$15.51	$16.50	0.30%	1.25%	0.68%	12.55%	13.56%
2020	411	$5,696	$13.78	$14.53	0.30%	1.25%	1.86%	10.86%	12.03%

Putnam VT Research Fund (Class IB)
2024	288	$8,670	$29.81	$30.37	1.00%	1.25%	0.36%	24.68%	25.03%
2023	243	$5,875	$23.91	$24.29	1.00%	1.25%	0.76%	27.25%	27.57%
2022	232	$4,414	$18.79	$19.04	1.00%	1.25%	0.53%	(18.30)%	(18.11)%
2021	187	$4,358	$23.00	$23.25	1.00%	1.25%	0.09%	16.83%	22.60%
2020	110	$2,090	$18.76	$18.92	1.10%	1.25%	0.50%	18.36%	18.62%

T. Rowe Price Equity Income Portfolio (Class II)
2024	1,625	$32,048	$20.71	$23.26	0.00%	1.25%	1.61%	9.98%	11.35%
2023	1,801	$32,264	$18.83	$20.89	0.00%	1.25%	1.89%	7.91%	9.31%
2022	1,849	$30,641	$17.45	$19.11	0.00%	1.25%	1.69%	(4.75)%	(4.11)%
2021	1,653	$28,703	$18.32	$19.81	0.30%	1.25%	1.44%	23.62%	24.83%
2020	1,287	$18,134	$14.82	$15.87	0.30%	1.25%	2.13%	(0.27)%	0.63%

Templeton Developing Markets VIP Fund (Class 2)
2024	572	$7,156	$11.95	$12.71	1.30%	1.70%	3.95%	5.85%	6.27%
2023	671	$7,902	$11.29	$11.96	1.30%	1.70%	2.11%	10.69%	11.15%
2022	759	$8,048	$10.20	$10.76	1.30%	1.70%	2.62%	(23.31)%	(22.98)%
2021	850	$11,716	$13.30	$13.97	1.30%	1.70%	0.91%	(7.38)%	(6.99)%
2020	943	$14,001	$14.36	$15.02	1.30%	1.70%	4.08%	15.25%	15.63%

FSA-190

SEPARATE ACCOUNT NO. 70

Notes to Financial Statements (Concluded)

December 31, 2024

8.	Financial Highlights (Concluded)

	At the year ended				For the year ended
	Units Outstanding (000’s)*	Accumulation Unit Values (000’s)	Unit Values		Contract Charges		Investment Income Ratio**	Total Return Ratio***
			Lowest	Highest	Lowest	Highest		Lowest	Highest

Templeton Global Bond VIP Fund (Class 2)
2024	6,180	$50,659	$ 8.12	$ 8.55	0.00%	1.70%	0.00%	(12.84)%	(11.45)%
2023	6,904	$65,131	$ 9.17	$ 9.81	0.00%	1.70%	0.00%	1.13%	2.92%
2022	8,096	$75,517	$ 8.91	$ 9.70	0.00%	1.70%	0.00%	(6.55)%	(5.41)%
2021	9,256	$92,152	$ 9.37	$10.38	0.30%	1.70%	0.00%	(6.65)%	(5.26)%
2020	9,608	$103,109	$ 9.89	$11.12	0.30%	1.70%	8.50%	(6.87)%	(5.63)%

VanEck VIP Emerging Markets Bond Fund (Initial Class)
2024	78	$839	$10.60	$11.80	0.30%	1.25%	7.27%	1.44%	2.52%
2023	82	$874	$10.45	$11.51	0.30%	1.25%	4.18%	10.00%	10.99%
2022	96	$925	$ 9.50	$ 9.79	1.10%	1.25%	4.21%	(8.03)%	(7.99)%
2021	101	$1,060	$10.33	$10.64	1.10%	1.25%	5.56%	(5.23)%	(5.08)%
2020	93	$1,023	$10.90	$11.21	1.10%	1.25%	7.19%	7.50%	7.68%

VanEck VIP Global Resources Fund (Class S)
2024	1,133	$9,590	$ 8.07	$ 8.29	0.30%	1.70%	2.35%	(4.71)%	(3.35)%
2023	1,419	$12,606	$ 8.35	$ 8.70	0.30%	1.70%	2.55%	(5.43)%	(4.13)%
2022	1,692	$15,862	$ 8.71	$ 9.20	0.30%	1.70%	1.51%	6.24%	7.80%
2021	1,885	$16,607	$ 8.08	$ 8.66	0.30%	1.70%	0.30%	16.71%	18.30%
2020	2,225	$16,716	$ 6.83	$ 7.42	0.30%	1.70%	0.73%	16.85%	18.37%

*	Variable Investment Options where Units Outstanding are less than 500 are denoted by a —.
**	This ratio represents the amount of dividend income, excluding distributions from net realized gains, received by the Variable Investment Option from the Portfolio, divided by the average net assets. This ratio excludes those expenses, such as asset charges, that result in direct reductions in the unit values. The recognition of dividend income by the Variable Investment Option is affected by the timing of the declaration of dividends by the Portfolio in which the Variable Investment Option invests. For those Variable Investment Options with less than a year of operations, this ratio is not annualized but calculated from the effective date through the end of the reporting period.
***	This ratio represents the total return for the periods indicated, including changes in the value of the Portfolio, and expenses assessed through the reduction of unit value. This ratio does not include any expenses, such as premiums and withdrawal charges, as applicable, or expenses assessed through the redemption of units. The total return would have been lower had such expenses been included in the calculation. Variable Investment Options with a date notation indicate the effective date of that Variable Investment Option. The total return is calculated for each period indicated from the effective date through the end of the reporting period. For those Variable Investment Options with less than a year of operations, the total return is not annualized but calculated from the effective date through the end of the reporting period.

9.	Subsequent Events

All material subsequent transactions and events have been evaluated for the period from December 31, 2024 through April 10, 2025, the date on which the financial statements were issued. It has been determined that there are no transactions or events that require adjustment or disclosure in the financial statements.

FSA-191